           As filed with the Securities and Exchange Commission on April 1, 2014

                                            1933 Act Registration No. 333-138190

                                             1940 Act Registration No. 811-08517

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 29 /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 387 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                 Lincoln ChoicePlus AssuranceSM (A Share/Class)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Adam C. Ciongoli, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on _____________, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

              ChoicePlus(SM) II, ChoicePlus Assurance(SM) B Share
           ChoicePlus(SM) II Access, ChoicePlus Assurance(SM) C Share
          ChoicePlus(SM) II Advance, ChoicePlus Assurance(SM) L Share
            ChoicePlus(SM) II Bonus, ChoicePlus Assurance(SM) Bonus
            ChoicePlus Assurance(SM) A Share, ChoicePlus(SM) Design

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
               LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

              ChoicePlus(SM) II, ChoicePlus Assurance(SM) B Share
           ChoicePlus(SM) II Access, ChoicePlus Assurance(SM) C Share
          ChoicePlus(SM) II Advance, ChoicePlus Assurance(SM) L Share
            ChoicePlus(SM) II Bonus, ChoicePlus Assurance(SM) Bonus
            ChoicePlus Assurance(SM) A Share, ChoicePlus(SM) Design

           Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding investment options and Investment Requirements that impact your individual variable annuity contract. All other provisions of your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 19, 2014, the following funds will be available as new investment options under your contract:

      -     ClearBridge Variable Mid Cap Core Portfolio (Class II)

      -     Invesco V.I. International Growth Fund(1) (Series II)

      -     LVIP Invesco Diversified Equity-Income RPM Fund (Service Class)

      -     LVIP Multi-Manager Global Equity RPM Fund (Service Class)

      -     LVIP PIMCO Low Duration Bond Fund (Service Class)

      -     LVIP VIP Mid Cap RPM Portfolio (Service Class)

(1) This will be a new investment option for ChoicePlus Assurance(SM) A Share and ChoicePlus(SM) Design contractowners. For all other Contractowners, this fund was previously unavailable to contracts issued on or after May 24, 2004, but will re-open for all Contractowners on May 19, 2014.

Also effective May 19, 2014, the Templeton Global Bond VIP Fund(2) will become available to ALL Contractowners, regardless of the date you purchased your contract.

(2) Formerly known as FTVIPT Templeton Global Bond Securities Fund. This name change will be effective May 1, 2014.

THE FOLLOWING TABLE SHOWS THE EXPENSES CHARGED BY EACH FUND FOR THE TIME PERIOD SHOWN BELOW (as a percentage of each fund's average net assets):

                                                    OTHER                           TOTAL                        TOTAL
                     MANAGEMENT        12b-1 FEES   EXPENSES                        EXPENSES     TOTAL           EXPENSES
                     FEES (BEFORE      (BEFORE ANY  (BEFORE ANY      ACQUIRED FUND  (BEFORE ANY  CONTRACTUAL     (AFTER ANY
                     ANY WAIVERS/      WAIVERS/     WAIVERS/         FEES AND       WAIVERS/     WAIVERS/        WAIVERS/
                     REIMBURSE-        REIMBURSE-   REIMBURSEMENTS)  EXPENSES       REIMBURSE-   REIMBURSE-      REIMBURSE-
                     MENTS)     +      MENTS)    +                +  (AFFE)      =  MENTS)       MENTS (IF ANY)  MENTS)
---------------------------------------------------------------------------------------------------------------------------
ClearBridge                         The expenses charged by the fund will be available May 1, 2014.
Variable Mid Cap
Core Portfolio

                                     1

                                                    OTHER                           TOTAL                        TOTAL
                     MANAGEMENT        12b-1 FEES   EXPENSES                        EXPENSES     TOTAL           EXPENSES
                     FEES (BEFORE      (BEFORE ANY  (BEFORE ANY      ACQUIRED FUND  (BEFORE ANY  CONTRACTUAL     (AFTER ANY
                     ANY WAIVERS/      WAIVERS/     WAIVERS/         FEES AND       WAIVERS/     WAIVERS/        WAIVERS/
                     REIMBURSE-        REIMBURSE-   REIMBURSEMENTS)  EXPENSES       REIMBURSE-   REIMBURSE-      REIMBURSE-
                     MENTS)     +      MENTS)    +                +  (AFFE)      =  MENTS)       MENTS (IF ANY)  MENTS)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I.             0.71%            0.25%        0.30%              0.00%        1.26%         0.00%         1.26%
International
Growth Fund
 (as of 12/31/12)
---------------------------------------------------------------------------------------------------------------------------
LVIP Invesco                        The expenses charged by the fund will be available May 1, 2014.
Diversified Equity-
Income RPM Fund
---------------------------------------------------------------------------------------------------------------------------
LVIP Multi-Manager
Global Equity RPM                   The expenses charged by the fund will be available May 1, 2014.
Fund
---------------------------------------------------------------------------------------------------------------------------
LVIP PIMCO Low                      The expenses charged by the fund will be available May 1, 2014.
Duration Bond Fund
---------------------------------------------------------------------------------------------------------------------------
LVIP VIP Mid Cap         0.69%            0.35%        0.33%              0.65%        2.02%        -0.92%         1.10%
RPM Portfolio(1)
(as of 10/2/13)


(1) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding
AFFE) exceed 0.45% of the Fund's average daily net assets. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

INVESTMENTS OF THE VARIABLE ACCOUNT - DESCRIPTION OF THE FUNDS. This section outlines the investment objectives for the new funds listed above, effective May 19, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS), advised by Invesco Advisers, Inc.

      -     Invesco V.I. International Growth Fund: long-term growth of capital.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, advised by LeggMason Partners Fund Advisor, LLC

      - ClearBridge Variable Mid Cap Core Portfolio: long-term growth of capital

LVIP VARIABLE INSURANCE PRODUCTS TRUST, advised by Lincoln Investment Advisors Corporation

      - LVIP Invesco Diversified Equity- Income RPM Fund: capital appreciation and current income; a fund of funds.

      - LVIP Multi-Manager Global Equity RPM Fund: long-term growth of capital; a fund of funds.

      - LVIP PIMCO Low Duration Bond Fund: to seek a high level of current income consistent with preservation of capital.

      - LVIP VIP Mid Cap RPM Portfolio: capital appreciation; a fund of funds.

THE CONTRACTS - INVESTMENT REQUIREMENTS.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 19, 2014. All other provisions of Investment Requirements remain unchanged.

FOR CONTRACTS ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:

The following change applies to INVESTMENT REQUIREMENTS - OPTION 1. The LVIP Multi-Manager Global Equity RPM Fund and Invesco V.I. International Growth Fund will be added to the list of Limited Subaccounts. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP PIMCO Low Duration Bond Fund will be considered "Non-Limited Subaccounts" as that term is described in your prospectus.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 2. The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3 FOR PROTECTED FUNDS RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3 FOR OTHER LIVING BENEFIT RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

For all options, the ClearBridge Variable Mid Cap Core Portfolio is unavailable to any Contractowner with a Living Benefit Rider. The Templeton Global Bond VIP Fund is unavailable if you elected your Living Benefit Rider on or after June 30, 2009.

FOR CONTRACTS ISSUED BY LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK:

The following change applies to RIDERS PURCHASED ON OR AFTER JANUARY 20, 2009 AND PRIOR TO JUNE 30, 2009: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to RIDERS PURCHASED ON OR AFTER JUNE 30, 2009 FOR PROTECTED FUNDS RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2.

The following change applies to RIDERS PURCHASED ON OR AFTER JUNE 30, 2009 FOR OTHER LIVING BENEFIT RIDERS: The LVIP PIMCO Low Duration Bond Fund will be added to Group 1, and to the list of funds among which you may allocate 100% of your Contract Value. The Invesco V.I. International Growth Fund, LVIP Invesco Diversified Equity- Income RPM Fund, LVIP VIP Mid Cap RPM Portfolio, and LVIP Multi-Manager Global Equity RPM Fund will be added to Group 2. The Templeton Global Bond VIP Fund is unavailable.

For all options, the ClearBridge Variable Mid Cap Core Portfolio is unavailable to any Contractowner with a Living Benefit Rider.

 THE INFORMATION IN THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                        CHOICEPLUS ASSURANCE(SM) A SHARE




   Supplement dated April 1, 2014 to the Statement of Additional Information
                               dated May 1, 2013

This following discussion replaces in its entirety the INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM paragraph that appears in your Statement of Additional Information dated May 1, 2013. All other provisions of Statement of Additional Information remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Stockholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                              AS OF DECEMBER 31,
                                                                                                           ------------------------
                                                                                                              2013          2012
                                                                                                           -----------  -----------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $75,585; 2012 -- $71,221)                          $    79,178  $    80,254
     Variable interest entities' fixed maturity securities (amortized cost: 2013 -- $682;
        2012 -- $677)                                                                                              697          708
     Equity securities (cost: 2013 -- $182; 2012 -- $137)                                                          201          157
   Trading securities                                                                                            2,190        2,437
   Mortgage loans on real estate                                                                                 7,029        6,792
   Real estate                                                                                                      26           39
   Policy loans                                                                                                  2,651        2,740
   Derivative investments                                                                                          617        2,263
   Other investments                                                                                             1,208        1,089
                                                                                                           -----------  -----------
        Total investments                                                                                       93,797       96,479
Cash and invested cash                                                                                             630        3,278
Deferred acquisition costs and value of business acquired                                                        8,859        6,732
Premiums and fees receivable                                                                                       424          382
Accrued investment income                                                                                        1,002          986
Reinsurance recoverables                                                                                         7,075        8,284
Reinsurance related embedded derivatives                                                                           159           --
Funds withheld reinsurance assets                                                                                  781          842
Goodwill                                                                                                         2,273        2,273
Other assets                                                                                                     5,373        3,751
Separate account assets                                                                                        117,135       95,373
                                                                                                           -----------  -----------
        Total assets                                                                                       $   237,508  $   218,380
                                                                                                           ===========  ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                   $    17,627  $    18,415
Other contract holder funds                                                                                     73,530       71,615
Short-term debt                                                                                                     51           32
Long-term debt                                                                                                   2,600        1,925
Reinsurance related embedded derivatives                                                                            --          184
Funds withheld reinsurance liabilities                                                                           3,111        5,192
Deferred gain on business sold through reinsurance                                                                 297          124
Payables for collateral on investments                                                                           2,865        4,121
Variable interest entities' liabilities                                                                             27          128
Other liabilities                                                                                                5,421        4,702
Separate account liabilities                                                                                   117,135       95,373
                                                                                                           -----------  -----------
        Total liabilities                                                                                      222,664      201,811
                                                                                                           -----------  -----------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)
STOCKHOLDER'S EQUITY
Common stock -- 10,000,000 shares authorized, issued and outstanding                                            10,636       10,620
Retained earnings                                                                                                2,778        2,089
Accumulated other comprehensive income (loss)                                                                    1,430        3,860
                                                                                                           -----------  -----------
        Total stockholder's equity                                                                              14,844       16,569
                                                                                                           -----------  -----------
           Total liabilities and stockholder's equity                                                      $   237,508  $   218,380
                                                                                                           ===========  ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                   2013       2012      2011
                                                                                                 ---------  ---------  --------
REVENUES
Insurance premiums                                                                               $  2,339   $  2,290   $ 2,017

Fee income                                                                                          3,882      3,540     3,228

Investment advisory fees                                                                              126         86        --

Net investment income                                                                               4,561      4,551     4,490

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                         (75)      (242)     (160)

   Portion of loss recognized in other comprehensive income                                            10        103        42

                                                                                                 ---------  ---------  --------
     Net other-than-temporary impairment losses on securities recognized in earnings                  (65)      (139)     (118)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities             122         16      (132)

                                                                                                 ---------  ---------  --------
        Total realized gain (loss)                                                                     57       (123)     (250)

                                                                                                 ---------  ---------  --------
Amortization of deferred gain on business sold through reinsurance                                     69         77       110

Other revenues                                                                                        426        396       376

                                                                                                 ---------  ---------  --------
     Total revenues                                                                                11,460     10,817     9,971

                                                                                                 ---------  ---------  --------

EXPENSES
Interest credited                                                                                   2,468      2,424     2,444

Benefits                                                                                            3,613      2,939     2,204

Commissions and other expenses                                                                      3,526      3,838     3,938

Interest and debt expense                                                                              93        110       108

Impairment of intangibles                                                                              --         --       744

                                                                                                 ---------  ---------  --------
     Total expenses                                                                                 9,700      9,311     9,438

                                                                                                 ---------  ---------  --------
     Income (loss) before taxes                                                                     1,760      1,506       533

     Federal income tax expense (benefit)                                                             431        344       270

                                                                                                 ---------  ---------  --------
        Net income (loss)                                                                           1,329      1,162       263

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                  (2,355)     1,071     1,686

          Unrealized other-than-temporary impairment on available-for-sale securities                  27         (2)       23

          Unrealized gain (loss) on derivative instruments                                            (96)       (31)      146

          Funded status of employee benefit plans                                                      (6)         2        --

                                                                                                 ---------  ---------  --------
            Total other comprehensive income (loss), net of tax                                    (2,430)     1,040     1,855

                                                                                                 ---------  ---------  --------
               Comprehensive income (loss)                                                       $ (1,101)  $  2,202   $ 2,118

                                                                                                 =========  =========  ========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                               ---------------------------------
                                                                                                 2013        2012        2011
                                                                                               ---------  ----------  ----------
COMMON STOCK
Balance as of beginning-of-year                                                                $ 10,620   $  10,605   $  10,585

Stock compensation/issued for benefit plans                                                          16          15          10

Capital contribution from Lincoln National Corporation                                               --          --          10

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                            10,636      10,620      10,605

                                                                                               ---------  ----------  ----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                   2,089       1,532       2,069

Net income (loss)                                                                                 1,329       1,162         263

Dividends declared                                                                                 (640)       (605)       (800)

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             2,778       2,089       1,532

                                                                                               ---------  ----------  ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                   3,860       2,820         965

Other comprehensive income (loss), net of tax                                                    (2,430)      1,040       1,855

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             1,430       3,860       2,820

                                                                                               ---------  ----------  ----------
                Total stockholder's equity as of end-of-year                                   $ 14,844   $  16,569   $  14,957

                                                                                               =========  ==========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                     FOR THE YEARS ENDED
                                                                                                        DECEMBER 31,
                                                                                             -----------------------------------
                                                                                               2013         2012         2011
                                                                                             ----------  -----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                            $   1,329   $    1,162   $     263

Adjustments to reconcile net income (loss) to net cash provided by (used in)
   operating activities:
   Deferred acquisition costs, value of business acquired, deferred sales inducements
     and deferred front-end loads deferrals and interest, net of amortization                     (539)        (283)       (151)

   Trading securities purchases, sales and maturities, net                                         131          202          86

   Change in premiums and fees receivable                                                          (42)          27         (75)

   Change in accrued investment income                                                             (16)         (37)        (45)

   Change in future contract benefits and other contract holder funds                             (232)      (1,277)      1,241

   Change in reinsurance related assets and liabilities                                             68        1,438         405

   Change in federal income tax accruals                                                           437          208         111

   Realized (gain) loss                                                                            (57)         123         250

   (Income) loss attributable to equity method investments                                         (86)        (125)        (90)

   Amortization of deferred gain on business sold through reinsurance                              (69)         (77)       (110)

   Impairment of intangibles                                                                        --           --         744

   Change in cash management agreement investment                                                  (29)        (359)         60

   Other                                                                                             1           53         (72)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) operating activities                                           896        1,055       2,617

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                     (11,002)     (11,021)    (10,359)

Sales of available-for-sale securities                                                             954        1,098       1,331

Maturities of available-for-sale securities                                                      5,952        5,757       5,055

Purchases of other investments                                                                  (2,481)      (2,112)     (4,434)

Sales or maturities of other investments                                                         2,494        2,009       2,784

Increase (decrease) in payables for collateral on investments                                   (1,256)         374       2,035

Proceeds (outflows) from reinsurance ceded, recaptured and novated                                 (22)          35         204

Other                                                                                              (95)        (130)       (114)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) investing activities                                        (5,456)      (3,990)     (3,498)

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt                                                                         311           --          --

Increase (decrease) in short-term debt                                                              23           18          --

Deposits of fixed account values, including the fixed portion of variable                       10,466       10,667      10,925

Withdrawals of fixed account values, including the fixed portion of variable                    (5,230)      (5,618)     (4,976)

Transfers to and from separate accounts, net                                                    (3,001)      (2,091)     (2,324)

Common stock issued for benefit plans and excess tax benefits                                      (17)          (2)         (4)

Dividends paid to stockholder                                                                     (640)        (605)       (800)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) financing activities                                         1,912        2,369       2,821

                                                                                             ----------  -----------  ----------
Net increase (decrease) in cash and invested cash                                               (2,648)        (566)      1,940

Cash and invested cash, as of beginning-of-year                                                  3,278        3,844       1,904

                                                                                             ----------  -----------  ----------
     Cash and invested cash, as of end-of-year                                               $     630   $    3,278   $   3,844

                                                                                             ==========  ===========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 22 for additional information.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

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In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").
  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

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AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;
  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.


When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed

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maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES
Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

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ALTERNATIVE INVESTMENTS
Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS
When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate

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enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE
Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS
We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of universal life ("UL") insurance, variable UL ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss). DSI amortization, excluding

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amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, other prepaid expenses and deferred losses on business sold through reinsurance. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed a reinsurance transaction in 2012 whereby we ceded a closed block of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC. We are recognizing the loss related to this transaction over a period of 30 years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $62 million, $71 million and $79 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS
LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE
Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company. We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contacts with secondary guarantees to LNBAR. We are recognizing the gains related to these transactions over a period of 30 years.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES
Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.


STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSE
Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.



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2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 6.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 14.

DERIVATIVES AND HEDGING TOPIC
In July 2013, the FASB issued ASU No. 2013-10, "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits the Fed Funds Effective Swap Rate to be used as a benchmark interest rate for hedge accounting purposes under the FASB ASC in addition to interest rates on direct Treasury obligations of the U.S. government and the LIBOR swap rate. We adopted the amendments in ASU 2013-10 prospectively for qualifying new or designated hedging relationships entered into, on, or after July 17, 2013. The adoption of ASU 2013-10 did not have an effect on our consolidated financial condition and results of operation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.


INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our consolidated financial statements.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES
In January 2014, the FASB issued ASU No. 2014-01, "Accounting for Investments in Qualified Affordable Housing Projects" ("ASU 2014-01") in response to stakeholders' feedback that the presence of certain conditions in order to apply the effective yield method to investments in qualified affordable housing projects may be overly restrictive and could result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investments. ASU 2014-01 allows entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The conditions in ASU 2014-01 have been modified from the current GAAP requirements allowing for the application of the effective yield method, to enable more entities to make use of the proportional amortization method. The decision to apply the proportional amortization method should be applied consistently to all investments in qualified affordable housing projects rather than on an individual investment basis. The amendments in this ASU are to be applied retrospectively for interim and annual reporting periods beginning after December 15, 2014; however, a reporting entity that uses the effective yield method to account for investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. We will adopt the requirements of ASU 2014-01 effective January 1, 2015, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our consolidated financial condition and results of operations.



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3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS


REINSURANCE CEDED TO LNBAR
We completed reinsurance transactions during the second, third and fourth quarters of 2013 whereby we ceded blocks of business to LNBAR, a wholly-owned subsidiary of LNC, that resulted in the release of $196 million of capital previously supporting a portion of statutory reserves related to our UL/survivorship UL ("SUL") business. The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

ASSETS
Cash and invested cash.......................................    $ (22)
Deferred acquisition costs and value of business
   acquired..................................................      (65)
Reinsurance recoverables.....................................       76
                                                                 ------
   Total assets..............................................    $ (11)
                                                                 ======
LIABILITIES
Other contract holder funds..................................    $  (7)
Deferred gain on business sold through reinsurance...........       18
Other liabilities............................................      (22)
                                                                 ------
   Total liabilities.........................................    $ (11)
                                                                 ======

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR that resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.....................................   $  (32)
Deferred acquisition costs and value of business
   acquired................................................     (148)
Reinsurance recoverables...................................      547
                                                              -------
   Total assets............................................   $  367
                                                              =======
LIABILITIES
Other contract holder funds................................   $  (44)
Deferred gain on business sold through reinsurance.........     (233)
Funds withheld reinsurance liabilities.....................      676
Other liabilities..........................................      (32)
                                                              -------
   Total liabilities.......................................   $  367
                                                              =======

REINSURANCE RECAPTURED FROM LNBAR
During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2012:

ASSETS
Cash and invested cash......................................   $  119
Other assets................................................      (34)
                                                               -------
   Total assets.............................................   $   85
                                                               =======
LIABILITIES
Reinsurance related embedded derivatives....................   $   39
Other liabilities...........................................       45
                                                               -------
   Total liabilities........................................   $   84
                                                               =======
REVENUES AND EXPENSES
Benefits....................................................   $  290
Commissions and other expenses..............................     (289)
                                                               -------
   Net income (loss)........................................   $    1
                                                               =======

During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2011:

ASSETS
Cash.......................................................   $  204
Deferred acquisition costs.................................      243
                                                              -------
   Total assets............................................   $  447
                                                              =======
LIABILITIES
Future contract benefits...................................   $  613
Other contract holder funds................................       18
Funds withheld reinsurance liabilities.....................     (300)
Deferred gain on business sold through reinsurance.........      106
Other liabilities..........................................        4
                                                              -------
   Total liabilities.......................................   $  441
                                                              =======
REVENUES AND EXPENSES
Amortization of deferred gain on business
   sold through reinsurance:
Write-off of unamortized deferred gain.....................   $   34
Benefits...................................................      (24)
Federal income tax expense.................................       (4)
                                                              -------
   Net income..............................................   $    6
                                                              =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS (CONTINUED)



REINSURANCE NOVATED FROM LINCOLN REINSURANCE COMPANY OF VERMONT II ("LRCVII") TO LNBAR
During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.......................................  $   (52)
                                                               --------
   Total assets..............................................  $   (52)
                                                               ========
LIABILITIES
Reinsurance related embedded derivatives.....................  $   (18)
Deferred gain on business sold through reinsurance...........        8
Long-term debt...............................................     (500)
Funds withheld reinsurance liabilities.......................      500
Other liabilities............................................      (16)
                                                               --------
   Total liabilities.........................................  $   (26)
                                                               ========
REVENUE AND EXPENSES
Net investment income........................................  $   (13)
Benefits.....................................................       13
                                                               --------
   Net Income................................................  $   (26)
                                                               ========



CAPITAL CONTRIBUTIONS
On December 30, 2011, LNC transferred ownership of Lincoln Investment Advisors Corporation ("LIAC") to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                                 --------------------
                                                 2011          2011
                                                 -----         -----
                                                 LIAC          OTHER
                                                 -----         -----
Cash and invested cash......................      $ 1          $ --
Other assets................................        9            --
Other liabilities...........................       (5)            5
                                                 -----         -----
   Total(1).................................      $ 5          $  5
                                                 =====         =====

-------------
(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity



--------------------------------------------------------------------------------
4. VARIABLE INTEREST ENTITIES


CONSOLIDATED VIES

CREDIT-LINKED NOTES ("CLNS")
We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2013:

                                               AMOUNT AND
                                            DATE OF ISSUANCE
                                       -----------------------------
                                           $400           $200
                                         DECEMBER         APRIL
                                           2006           2007
                                       --------------  -------------
Original attachment point
   (subordination)..................           5.50%          2.05%
Current attachment point
   (subordination)..................           4.17%          1.48%
Maturity............................     12/20/2016      3/20/2017
Current rating of tranche...........            BB+            Ba2
Current rating of underlying
   collateral pool..................         Aa1-B1       Aaa-Caa2
Number of defaults in underlying
   collateral pool..................              2              2
Number of entities..................            124             99
Number of countries.................             20             21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


The following summarizes the exposure of the CLN structures' underlying reference portfolios by industry and rating as of December 31, 2013:

                                                           AAA    AA       A     BBB     BB     B     CCC   TOTAL
                                                          -----  ------  -----  ------  -----  ----  -----  ------
INDUSTRY
Financial intermediaries..............................    0.0%    2.1%    6.7%   1.7%   0.0%   0.0%  0.0%    10.5%
Telecommunications....................................    0.0%    0.0%    4.0%   5.5%   1.5%   0.0%  0.0%    11.0%
Oil and gas...........................................    0.3%    2.1%    1.0%   4.6%   0.0%   0.0%  0.0%     8.0%
Utilities.............................................    0.0%    0.0%    2.6%   1.9%   0.0%   0.0%  0.0%     4.5%
Chemicals and plastics................................    0.0%    0.0%    2.3%   1.2%   0.3%   0.0%  0.0%     3.8%
Drugs.................................................    0.3%    2.2%    1.2%   0.0%   0.0%   0.0%  0.0%     3.7%
Retailers (except food and drug)......................    0.0%    0.0%    2.1%   0.9%   0.5%   0.0%  0.0%     3.5%
Industrial equipment..................................    0.0%    0.0%    2.6%   0.7%   0.0%   0.0%  0.0%     3.3%
Sovereign.............................................    0.0%    0.7%    1.2%   1.3%   0.0%   0.0%  0.0%     3.2%
Conglomerates.........................................    0.0%    2.3%    0.9%   0.0%   0.0%   0.0%  0.0%     3.2%
Forest products.......................................    0.0%    0.0%    0.0%   1.6%   1.4%   0.0%  0.0%     3.0%
Other.................................................    0.0%    4.1%   15.5%  17.1%   4.6%   0.7%  0.3%    42.3%
                                                          -----  ------  -----  ------  -----  ----  -----  ------
   Total..............................................    0.6%   13.5%   40.1%  36.5%   8.3%   0.7%  0.3%   100.0%
                                                          =====  ======  =====  ======  =====  ====  =====  ======


STATUTORY TRUST NOTE
In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement. Subsequently, the U.S. government bonds were redeemed on January 6, 2014. The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                          AS OF DECEMBER 31, 2013                     AS OF DECEMBER 31, 2012
                                                  --------------------------------------     ---------------------------------------
                                                     NUMBER                                     NUMBER
                                                       OF          NOTIONAL     CARRYING          OF          NOTIONAL      CARRYING
                                                   INSTRUMENTS      AMOUNTS       VALUE       INSTRUMENTS      AMOUNTS        VALUE
                                                  ------------     --------     --------     ------------     --------     ---------
ASSETS
Fixed maturity securities:
   Asset-backed credit card loans..............        N/A          $  --         $ 595           N/A          $   --        $ 598
   U.S. government bonds.......................        N/A             --           102           N/A              --          110
Excess mortality swap..........................         --             --            --             1             100           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total assets(1)..........................         --          $  --         $ 697             1          $  100        $ 708
                                                  ------------     --------     --------     ------------     --------     ---------
LIABILITIES
Non-qualifying hedges:
   Credit default swaps........................          2          $ 600         $  27             2          $  600        $ 128
   Contingent forwards.........................          2             --            --             2              --           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total liabilities(2).....................          4          $ 600         $  27             4          $  600        $ 128
                                                  ============     ========     ========     ============     ========     =========

-------------
(1) Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2013.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                              --------------------
                                              2013          2012
                                              -----         ------
NON-QUALIFYING HEDGES
Credit default swaps......................    $ 101         $ 166
Contingent forwards.......................       --            (3)
                                              -----         ------
   Total non-qualifying hedges(1).........    $ 101         $ 163
                                              =====         ======

-------------
(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS, CLOs and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

We invest in certain LPs that operate qualified affordable housing projects that we have concluded are VIEs. We receive returns from the LPs in the form of income tax credits that are guaranteed by creditworthy third parties, and our exposure to loss is limited to the capital we invest in the LPs. We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs. Our maximum exposure to loss was $77 million and $92 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
5. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                AS OF DECEMBER 31, 2013
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  65,423   $ 4,247    $ 1,141   $  88    $ 68,441
U.S. government bonds........................................................           314        25         14      --         325
Foreign government bonds.....................................................           498        45          1      --         542
RMBS.........................................................................         3,939       244          9      30       4,144
CMBS.........................................................................           686        33          4      17         698
CLOs.........................................................................           232        --          1       6         225
State and municipal bonds....................................................         3,549       302         27      --       3,824
Hybrid and redeemable preferred securities...................................           944        86         51      --         979
VIEs' fixed maturity securities..............................................           682        15         --      --         697
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        76,267     4,997      1,248     141      79,875
Equity securities............................................................           182        19         --      --         201
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  76,449   $ 5,016    $ 1,248   $ 141    $ 80,076
                                                                                 ==========   =======    =======   =====    ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                                AS OF DECEMBER 31, 2012
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  59,127   $ 7,977    $   216   $ 104    $ 66,784
U.S. government bonds........................................................           339        54         --      --         393
Foreign government bonds.....................................................           549        91         --      --         640
RMBS.........................................................................         5,494       449          3      57       5,883
CMBS.........................................................................           925        63         14      19         955
CLOs.........................................................................           189         2          3       8         180
State and municipal bonds....................................................         3,455       795          7      --       4,243
Hybrid and redeemable preferred securities...................................         1,143       103         70      --       1,176
VIEs' fixed maturity securities..............................................           677        31         --      --         708
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        71,898     9,565        313     188      80,962
Equity securities............................................................           137        22          2      --         157
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  72,035   $ 9,587    $   315   $ 188    $ 81,119
                                                                                 ==========   =======    =======   =====    ========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------    ---------
Due in one year or less.........................................................     $  2,481      $  2,550
Due after one year through five years...........................................       14,097        15,229
Due after five years through ten years..........................................       24,400        25,312
Due after ten years.............................................................       30,432        31,717
                                                                                     ---------    ---------
   Subtotal.....................................................................       71,410        74,808
                                                                                     ---------    ---------
MBS.............................................................................        4,625         4,842
CLOs............................................................................          232           225
                                                                                     ---------    ---------
      Total fixed maturity AFS securities.......................................     $ 76,267      $ 79,875
                                                                                     =========    =========

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $  16,620     $ 1,004     $  1,233      $ 225       $ 17,853      $ 1,229
U.S. government bonds.................................          151          14           --         --            151           14
Foreign government bonds..............................           69           1           --         --             69            1
RMBS..................................................          455          15          259         24            714           39
CMBS..................................................          109           7           43         14            152           21
CLOs..................................................          136           3           50          4            186            7
State and municipal bonds.............................          359          20           24          7            383           27
Hybrid and redeemable preferred securities............           58           6          195         45            253           51
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity AFS securities.............    $  17,957     $ 1,070     $  1,804      $ 319       $ 19,761      $ 1,389
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                        1,449
                                                                                                                          ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                    AS OF DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $   2,814     $   142     $    918      $ 178       $  3,732      $   320
RMBS..................................................          253          36          196         24            449           60
CMBS..................................................           63          16          104         17            167           33
CLOs..................................................           10           8           53          3             63           11
State and municipal bonds.............................           64           1           24          6             88            7
Hybrid and redeemable preferred securities............           71           3          281         67            352           70
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity securities.................        3,275         206        1,576        295          4,851          501
Equity securities.....................................            7           2           --         --              7            2
                                                        -----------   -----------   --------   -----------    --------    ----------
         Total AFS securities.........................    $   3,282     $   208     $  1,576      $ 295       $  4,858      $   503
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                          617
                                                                                                                          ==========

For information regarding our investments in VIEs, see Note 4.

We perform detailed analysis on the AFS securities backed by pools of residential and commercial mortgages that are most at risk of impairment based on factors discussed in Note 1. Selected information for these securities in a gross unrealized loss position (in millions) was as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,198       $ 1,087         $ 111
AFS securities backed by pools of commercial mortgages.............................           193           169            24
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,391       $ 1,256         $ 135
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $    871       $   774         $  97
AFS securities backed by pools of commercial mortgages.............................            29            23             6
                                                                                        ----------      -------      ----------
   Total...........................................................................      $    900       $   797         $ 103
                                                                                        ==========      =======      ==========

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,128       $   935         $ 193
AFS securities backed by pools of commercial mortgages.............................           225           183            42
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,353       $ 1,118         $ 235
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $  1,119       $   926         $ 193
AFS securities backed by pools of commercial mortgages.............................            52            36            16
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,171       $   962         $ 209
                                                                                        ==========      =======      ==========

For the years ended December 31, 2013 and 2012, we recorded OTTI for AFS securities backed by pools of residential and commercial mortgages of $21 million and $103 million, pre-tax, respectively, and before associated amortization expense for DAC, VOBA, DSI and DFEL, of which $ (46) million and $
(45) million, respectively, was recognized in OCI and $67 million and $148 million, respectively, was recognized in net income (loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $   1     $   --      $  --            4
Six months or greater, but less than nine months..................................         7          3         --            1
Nine months or greater, but less than twelve months...............................        56         18         --            4
Twelve months or greater..........................................................       340         89         81           92
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 404     $  110      $  81          101
                                                                                       =====     ======      =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $  34     $    9      $   1           14
Nine months or greater, but less than twelve months...............................        15         10         --            3
Twelve months or greater..........................................................       385        175        125          131
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 434     $  194      $ 126          148
                                                                                       =====     ======      =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $886 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012      2011
                                           -------  --------  ------
Balance as of beginning-of-year..........  $  402   $   380   $ 309
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized............      37        98      54
      Credit losses on securities for
        which an OTTI was
        previously recognized............      40        59      68
   Decreases attributable to:
      Securities sold....................    (101)     (135)    (51)
                                           -------  --------  ------
        Balance as of end-of-year........  $  378   $   402   $ 380
                                           =======  ========  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.



Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

                                                                                               AS OF DECEMBER 31, 2013
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 252      $ 18       $  48      $ 222     $ 126
RMBS.......................................................................         513        17          17        513       175
CMBS.......................................................................          34         3          12         25        77
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 799      $ 38       $  77      $ 760     $ 378
                                                                                ==========   ======  ==========    ======   ========

                                                                                               AS OF DECEMBER 31, 2012
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 285      $  4       $  95      $ 194     $  99
RMBS.......................................................................         588        20          38        570       219
CMBS.......................................................................          39         1          16         24        84
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 912      $ 25       $ 149      $ 788     $ 402
                                                                                ==========   ======  ==========    ======   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                --------    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................   $  1,683    $  1,817
U.S. government bonds........................        272         310
Foreign government bonds.....................         24          32
RMBS.........................................        152         188
CMBS.........................................          7          17
CLOs.........................................          2           4
State and municipal bonds....................         20          25
Hybrid and redeemable preferred
   securities................................         30          42
                                                --------    --------
      Total fixed maturity securities........      2,190       2,435
Equity Securities............................         --           2
                                                --------    --------
        Total trading securities.............   $  2,190    $  2,437
                                                ========    ========

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2013, 2012 and 2011, was $(166) million, $53 million and $115 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 32% and 31% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                ---------------------
                                                  2013        2012
                                                ---------   ---------
Current......................................   $  7,026    $  6,791
Valuation allowance associated with
   impaired mortgage loans on
   real estate...............................         (3)         (6)
Unamortized premium (discount)...............          6           7
                                                ---------   ---------
   Total carrying value......................   $  7,029    $  6,792
                                                =========   =========



The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Number of impaired mortgage loans
   on real estate...........................       3              4
                                                =====          =====
Principal balance of impaired mortgage
   loans on real estate.....................    $ 27           $ 38
Valuation allowance associated with
   impaired mortgage loans on
   real estate..............................      (3)            (6)
                                                -----          -----
   Carrying value of impaired
      mortgage loans on real estate.........    $ 24           $ 32
                                                =====          =====

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Balance as of beginning-of-year..............    $ 6            $ 3
   Additions.................................      3              4
   Charge-offs, net of recoveries............     (6)            (1)
                                                -----          -----
      Balance as of end-of-year..............    $ 3            $ 6
                                                =====          =====

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -----------------------
                                           2013      2012     2011
                                           -----    -----     ----
Average carrying value for
   impaired mortgage loans on
   real estate..........................   $ 30      $ 17     $ 15
Interest income recognized on
   impaired mortgage loans on
   real estate..........................      2         1        1
Interest income collected on
   impaired mortgage loans on
   real estate..........................      2         1        1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------      --------
Less than 65%.....................................    $ 5,892        83.9%          1.79        $  5,526        81.3%         1.68
65% to 74%........................................        736        10.4%          1.42             869        12.8%         1.39
75% to 100%.......................................        363         5.2%          0.83             350         5.2%         0.82
Greater than 100%.................................         35         0.5%          0.78              46         0.7%         0.79
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............    $ 7,026       100.0%                      $  6,791       100.0%
                                                     =========     =========                   ==========     ========



ALTERNATIVE INVESTMENTS

As of December 31, 2013 and 2012, alternative investments included investments in 121 and 98 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                   --------------------------------
                                     2013        2012        2011
                                   ---------   ---------   --------
Fixed maturity AFS
   securities...................    $ 3,876    $  3,813    $ 3,724
Equity AFS securities...........          6           6          5
Trading securities..............        130         138        145
Mortgage loans on
   real estate..................        377         381        392
Real estate.....................          5          11         18
Standby real estate equity
   commitments..................         --          --          1
Policy loans....................        153         163        161
Invested cash...................          3           4          3
Commercial mortgage loan
   prepayment and bond
   make-whole premiums..........        107          39         75
Alternative investments.........         86         125         90
Consent fees....................          4           3          3
Other investments...............          4          (5)        --
                                   ---------   ---------   --------
   Investment income............      4,751       4,678      4,617
Investment expense..............       (190)       (127)      (127)
                                   ---------   ---------   --------
      Net investment income.....    $ 4,561    $  4,551    $ 4,490
                                   =========   =========   ========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
Fixed maturity AFS securities:
   Gross gains....................    $  20      $   14     $   84
   Gross losses...................      (89)       (187)      (218)
Equity AFS securities:
   Gross gains....................        8           1         10
   Gross losses...................       (2)         (9)        --
Gain (loss) on other
   investments....................        6          15         27
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds..........      (27)          2         (9)
                                      ------     -------    -------
      Total realized gain (loss)
        related to certain
        investments...............    $ (84)     $ (164)    $ (106)
                                      ======     =======    =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
   Corporate bonds................    $ (34)     $  (62)    $  (13)
   RMBS...........................      (28)        (50)       (76)
   CMBS...........................      (14)        (47)       (56)
   CLOs...........................       (1)         (2)        (1)
   Hybrid and redeemable
      preferred securities........       --          --         (2)
                                      ------     -------    -------
      Total fixed maturity
        securities................      (77)       (161)      (148)
Equity securities.................       (1)         (8)        --
                                      ------     -------    -------
        Gross OTTI recognized
           in net income (loss)...      (78)       (169)      (148)
        Associated amortization
           of DAC, VOBA, DSI,
           and DFEL...............       13          30         30
                                      ------     -------    -------
           Net OTTI recognized
              in net income
              (loss), pre-tax.....    $ (65)     $ (139)    $ (118)
                                      ======     =======    =======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  11      $  118     $   54
Change in DAC, VOBA,
   DSI and DFEL...................       (1)        (15)       (12)
                                      ------     -------    -------
   Net portion of OTTI
      recognized in OCI, pre-tax..    $  10      $  103     $   42
                                      ======     =======    =======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.



Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk. As of December 31, 2013 and 2012, 96% of the fair value of our corporate bond portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $2.9 billion, and a fair value of $2.9 billion. As of December 31, 2013 and 2012, 94% and 93%, respectively, of the fair value of our CLO portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our CLO portfolio rated below investment grade had an amortized cost of $16 million and $21 million, respectively, and fair value of $13 million. Based upon the analysis discussed above, we believed as of December 31, 2013 and 2012, that we would recover the amortized cost of each investment grade corporate bond and CLO security.

DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                  CARRYING         FAIR      CARRYING         FAIR
                                                                                    VALUE          VALUE       VALUE          VALUE
                                                                                  ---------       -------   ---------       --------
Collateral payable held for derivative investments(1)...........................   $   264        $   264    $ 2,507        $  2,507
Securities pledged under securities lending agreements(2).......................       184            178        197             189
Securities pledged under repurchase agreements(3)...............................       530            553        280             294
Securities pledged for Term Asset-Backed Securities Loan Facility ("TALF")(4)...        36             49         37              52
Investments pledged for Federal Home Loan Bank of Indianapolis
   ("FHLBI")(5).................................................................     1,851          3,127      1,100           1,936
                                                                                  ---------       -------   ---------       --------
   Total payables for collateral on investments.................................   $ 2,865        $ 4,171    $ 4,121        $  4,978
                                                                                  =========       =======   =========       ========

-------------
(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for additional information.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.


For information related to balance sheet offsetting of our securities lending and repurchase agreements, see Note 6.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    -------------------------------
                                      2013        2012       2011
                                    ---------   --------   --------
Collateral payable held for
   derivative investments........   $ (2,243)   $  (487)   $ 2,141
Securities pledged under
   securities lending
   agreements....................        (13)        (3)         1
Securities pledged under
   repurchase agreements.........        250         --         --
Securities pledged for TALF......         (1)      (136)      (107)
Investments pledged for
   FHLBI.........................        751      1,000         --
                                    ---------   --------   --------
   Total increase (decrease) in
      payables for collateral on
      investments................   $ (1,256)   $   374    $ 2,035
                                    =========   ========   ========



INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $868 million, which included $411 million of LPs, $372 million of private placement securities and $85 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $2.5 billion and $3.6 billion, or 3% and 4%, respectively, of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.7 billion and $2.2 billion, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 and 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.5 billion and $8.4 billion, respectively, or 9% of our invested assets portfolio, and our investment securities in the banking industry with a fair value of $4.8 billion and $5.3 billion, respectively, or 5% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
6. DERIVATIVE INSTRUMENTS


We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS
We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS
We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS
We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS
We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate. For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES
We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS
We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond, or hedge our exposure to fixed-rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

REVERSE TREASURY LOCKS
We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES
We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS
We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")
We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES
We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

PUT OPTIONS
We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS
We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

VARIANCE SWAPS
We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS -- BUYING PROTECTION
We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.



CREDIT DEFAULT SWAPS -- SELLING PROTECTION
We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES
We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.



We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                             AS OF DECEMBER 31, 2013                AS OF DECEMBER 31, 2012
                                                      -------------------------------------  -------------------------------------
                                                      NOTIONAL            FAIR VALUE         NOTIONAL            FAIR VALUE
                                                                    -----------------------                 ----------------------
                                                       AMOUNTS        ASSET       LIABILITY   AMOUNTS        ASSET       LIABILITY
                                                      --------      --------      ---------  ---------      -------      ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1).......................  $  2,876      $    160      $   149    $  2,001       $   353      $    224
   Foreign currency contracts(1)....................       615            32           46         420            39            26
                                                      --------      --------      ---------  ---------      -------      ---------
      Total cash flow hedges........................     3,491           192          195       2,421           392           250
                                                      --------      --------      ---------  ---------      -------      ---------
NON-QUALIFYING HEDGES
Interest rate contracts(1)..........................    44,620           214          744      35,539         1,030           474
Foreign currency contracts(1).......................       102            --           --          48            --            --
Equity market contracts(1)..........................    19,804           956          192      19,744         1,734           170
Equity collar(1)....................................        --            --           --           9             1            --
Credit contracts(2).................................       126            --            2         149            --            11
Embedded derivatives:
      GLB reserves(3)...............................        --         1,244           --          --            --            --
      GLB reserves(2)...............................        --            --        1,244          --            --           909
   Reinsurance related(4)...........................        --           159           --          --            --           184
   Indexed annuity and universal life contracts(5)..        --            --        1,048          --            --           732
                                                      --------      --------      ---------  ---------      -------      ---------
           Total derivative instruments.............  $ 68,143      $  2,765      $ 3,425    $ 57,910       $ 3,157      $  2,730
                                                      ========      ========      =========  =========      =======      =========

-------------
(1) Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other liabilities on our Consolidated Balance Sheets.
(3)  Reported in other assets on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

                                                                          REMAINING LIFE AS OF DECEMBER 31, 2013
                                                     -------------------------------------------------------------------------------
                                                      LESS THAN        1 - 5        6 - 10        11 - 30      OVER 30
                                                       1 YEAR          YEARS         YEARS         YEARS        YEARS         TOTAL
                                                     ----------     ---------      --------      --------     --------      --------
Interest rate contracts(1).....................      $   4,343      $  23,124      $ 10,697      $  9,332       $ --        $ 47,496
Foreign currency contracts(2)..................            175            110           305           127         --             717
Equity market contracts........................         10,864          3,573         5,344            21          2          19,804
Credit contracts...............................             --            126            --            --         --             126
                                                     ----------     ---------      --------      --------     --------      --------
           Total derivative instruments with
             notional amounts..................      $  15,382      $  26,933      $ 16,346      $  9,480       $  2        $ 68,143
                                                     ==========     =========      ========      ========     ========      ========

-------------
(1) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------
                                           2013      2012     2011
                                          -------   -------   ------
UNREALIZED GAIN (LOSS)
   ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year.........  $  101    $  132    $ (14)
Other comprehensive income (loss):
   Unrealized holding gains (losses)
      arising during the year:
      Cash flow hedges:
        Interest rate contracts.........    (126)      (41)     201
        Foreign currency contracts......     (24)      (22)       3
   Change in foreign currency
      exchange rate adjustment..........     (19)      (12)       7
   Change in DAC, VOBA, DSI and
      DFEL..............................       5        14        1
   Income tax benefit (expense).........      57        20      (74)
   Less:
      Reclassification adjustment for
        gains (losses) included in net
        income (loss):
        Cash flow hedges:
           Interest rate contracts(1)...     (21)      (21)     (15)
           Foreign currency
              contracts(1)..............       3         3        2
   Associated amortization of DAC,
      VOBA, DSI and DFEL................       1         3        1
   Income tax benefit (expense).........       6         5        4
                                          -------   -------   ------
              Balance as of
                end-of-year.............  $    5    $  101    $ 132
                                          =======   =======   ======

-------------
(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).



The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                       -------------------------------
                                         2013       2012       2011
                                       ---------  ---------  ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1)........  $    (21)  $    (22)  $    (15)
   Foreign currency contracts(1).....         3          3          2
                                       ---------  ---------  ---------
      Total cash flow hedges.........       (18)       (19)       (13)
                                       ---------  ---------  ---------
NON-QUALIFYING HEDGES
Interest rate contracts(2)...........      (998)        26      1,100
Foreign currency contracts(2)........        (4)        (8)       (12)
Equity market contracts(2)...........    (1,306)    (1,014)       315
Equity market contracts(3)...........        37       (362)        26
Credit contracts(2)..................         9          2         (7)
Embedded derivatives:
   Reinsurance related(2)............       352        (50)       (47)
   GLB reserves(2)...................    (2,153)        --         --
   GLB reserves(2)...................     2,153      1,308     (1,809)
   Indexed annuity and universal
      life contracts(2)..............      (356)      (136)         5
                                       ---------  ---------  ---------
              Total derivative
                instruments..........  $ (2,284)  $   (253)  $   (442)
                                       =========  =========  =========

-------------
(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                           2013      2012     2011
                                           ------   ------    -----
Gain (loss) recognized as a
   component of OCI with the offset
   to net investment income.............   $ (18)   $ (18)    $(13)

As of December 31, 2013, $23 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2013 and 2012, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

                                                            AS OF DECEMBER 31, 2013
-------------------------------------------------------------------------------------------------------------------------------

                                                        CREDIT RATING                                               MAXIMUM
                      REASON FOR        NATURE OF       OF UNDERLYING         NUMBER OF                            POTENTIAL
   MATURITY            ENTERING         RECOURSE        OBLIGATION(1)        INSTRUMENTS       FAIR VALUE(2)        PAYOUT
---------------       ----------       ----------       -------------       ------------       -------------      ----------
12/20/2016(3)             (4)              (5)              BBB-                  3               $  (1)            $  68
03/20/2017(3)             (4)              (5)              BBB-                  3                  (1)               58
                                                                            ------------       -------------      ----------
                                                                                  6               $  (2)            $ 126
                                                                            ============       =============      ==========

                                                           AS OF DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------------------------

                                                          CREDIT RATING                                                MAXIMUM
                      REASON FOR         NATURE OF        OF UNDERLYING         NUMBER OF                             POTENTIAL
   MATURITY            ENTERING          RECOURSE         OBLIGATION(1)        INSTRUMENTS        FAIR VALUE(2)        PAYOUT
--------------        ----------         ---------        -------------        -----------        -------------       ---------
12/20/2016(3)             (4)               (5)               BBB-                  3                $  (4)             $  68
03/20/2017(3)             (4)               (5)               BBB-                  4                   (7)                81
                                                                               -----------        -------------       ---------
                                                                                    7                $ (11)             $ 149
                                                                               ===========        =============       =========

-------------
(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of our credit default swaps.
(3) These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.


Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions), were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
Maximum potential payout.......................   $ 126       $  149
Less:
   Counterparty thresholds.....................      --           --
                                                  -----       ------
      Maximum collateral potentially
        required to post.......................   $ 126       $  149
                                                  =====       ======

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post $2 million as of December 31, 2013, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2013, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2013, our exposure was $50 million.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

                   AS OF DECEMBER 31, 2013     AS OF DECEMBER 31, 2012
                  ------------------------    ------------------------
                  COLLATERAL    COLLATERAL    COLLATERAL    COLLATERAL
                   POSTED BY     POSTED BY     POSTED BY     POSTED BY
       S&P         COUNTER-         LNL        COUNTER-         LNL
     CREDIT          PARTY       (HELD BY        PARTY       (HELD BY
    RATING OF      (HELD BY      COUNTER-      (HELD BY      COUNTER-
  COUNTERPARTY       LNL)         PARTY)         LNL)         PARTY)
 -------------    ----------    ----------    ----------    ----------
       AA            $  --        $   --        $    41        $  --
       AA-              34           (10)            58           --
       A+               19            --            551           --
        A              228          (183)           762          (68)
       A-              207          (123)         1,113           --
      BBB+              79            --             --           --
       BBB              --            --              4           --
                  ----------    ----------    ----------    ----------
                     $ 567        $ (316)       $ 2,529        $(68)
                  ==========    ==========    ==========    ==========


BALANCE SHEET OFFSETTING

Information related to our derivative instruments, securities lending transactions and repurchase agreements and the effects of offsetting on our Consolidated Balance Sheets (in millions) were as follows:

                                                                                             AS OF DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  1,170        $ 1,403        $     --      $  2,573
Gross amounts offset......................................................        (553)            --              --          (553)
Net amount of assets......................................................         617          1,403              --         2,020
Gross amounts not offset:
   Cash collateral received...............................................        (251)            --              --          (251)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    366        $ 1,403        $     --      $  1,769
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $    580        $ 2,292        $  2,601      $  5,473
Gross amounts offset......................................................        (192)            --              --          (192)
Net amount of liabilities.................................................         388          2,292           2,601         5,281
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (2,601)       (2,601)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    388        $ 2,292        $     --      $  2,680
                                                                             ===========    ===========    ============    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)



                                                                                             AS OF DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  3,156        $    --        $     --      $  3,156
Gross amounts offset......................................................        (893)            --              --          (893)
Net amount of assets......................................................       2,263             --              --         2,263
Gross amounts not offset:
   Cash collateral received...............................................      (2,461)            --              --        (2,461)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $   (198)       $    --        $     --      $   (198)
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $     11        $ 1,825        $  1,614      $  3,450
Gross amounts offset......................................................          --             --              --            --
Net amount of liabilities.................................................          11          1,825           1,614         3,450
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (1,614)       (1,614)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $     11        $ 1,825        $     --      $  1,836
                                                                             ===========    ===========    ============    =========


--------------------------------------------------------------------------------
7. FEDERAL INCOME TAXES


The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012       2011
                                       -----      -------    ------
Current............................    $ 211      $ (320)    $ (84)
Deferred...........................      220         664       354
                                       -----      -------    ------
   Federal income tax expense
      (benefit)....................    $ 431      $  344     $ 270
                                       =====      =======    ======

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                        ---------------------------------
                                         2013        2012        2011
                                        ---------   ---------   ---------
Tax rate times pre-tax income........   $   616     $   527     $   186
Effect of:
   Separate account dividend
      received deduction.............      (145)       (128)       (135)
   Tax credits.......................       (35)        (34)        (46)
   Goodwill..........................        --          (2)        260
   Change in uncertain tax
      positions......................         7         (88)          7
   Other items.......................       (12)         69          (2)
                                        ---------   ---------   ---------
      Federal income tax
         expense (benefit)...........   $   431     $   344     $   270
                                        =========   =========   =========
Effective tax rate...................        24%         23%         51%
                                        =========   =========   =========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.



The federal income tax asset (liability) (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
Current.....................................   $     (8)   $     173
Deferred....................................     (2,278)      (3,391)
                                               ---------   ----------
      Total federal income tax asset
        (liability).........................   $ (2,286)   $  (3,218)
                                               =========   ==========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013         2012
                                               --------    ---------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds....................   $    963    $     900
Deferred gain on business sold
   through reinsurance......................         21           27
Reinsurance related embedded
   derivative asset.........................         17          141
Investments.................................        274          448
Compensation and benefit plans..............        177          141
Net operating loss..........................          4            4
Net capital loss............................         --           32
Tax credits.................................        184          205
VIE.........................................          4           36
Other.......................................         32           44
                                               --------    ---------
   Total deferred tax assets................      1,676        1,978
                                               ========    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


7. FEDERAL INCOME TAXES (CONTINUED)


                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
DEFERRED TAX LIABILITIES
DAC.........................................   $  1,954    $   1,393
VOBA........................................        409          239
Net unrealized gain on AFS securities.......      1,273        3,283
Net unrealized gain on trading securities...         86          150
Intangibles.................................        151          172
Other.......................................         81          132
                                               ---------   ----------
   Total deferred tax liabilities...........      3,954        5,369
                                               ---------   ----------
      Net deferred tax asset (liability)....   $ (2,278)   $  (3,391)
                                               =========   ==========

As of December 31, 2013, we had $11 million of net operating loss carryforwards that begin to expire in 2031. In addition, we had $102 million of alternative minimum tax credits that are not subject to expiration and $82 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $64 million and $59 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                        FOR THE
                                                      YEARS ENDED
                                                     DECEMBER 31,
                                                  ------------------
                                                  2013        2012
                                                  -----      -------
Balance as of beginning-of-year.................  $ 67       $  275
   Decreases for prior year tax positions.......    --         (145)
   Increases for current year tax positions.....     8            3
   Decreases for settlements with taxing
      authorities...............................    --           (2)
   Decreases for lapse of statute of
      limitations...............................    --          (64)
                                                  -----      -------
        Balance as of end-of-year...............  $ 75       $   67
                                                  =====      =======



We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(78) million and $8 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $13 million and $11 million as of December 31, 2013 and 2012, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. We believe a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. We do not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


-----------------------------------------------------------------------------
8. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 6,030   $ 5,887   $ 6,029
   Business acquired (sold)
      through reinsurance............      (67)     (126)      184
   Deferrals.........................    1,559     1,294     1,368
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (795)     (760)     (666)
      Unlocking......................       42       (71)     (130)
   Adjustment related to realized
      (gains) losses.................      (49)      (49)      (39)
   Adjustment related to
      unrealized (gains) losses......      970      (145)     (859)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 7,690   $ 6,030   $ 5,887
                                       ========  ========  ========

Changes in VOBA (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $   702   $ 1,055   $ 1,378
   Business acquired (sold)
      through reinsurance............        3       (20)       12
   Deferrals.........................       13        12        20
   Amortization:
      Amortization, excluding
        unlocking....................     (179)     (225)     (279)
      Unlocking......................      (52)      (23)      174
   Accretion of interest(1)..........       68        73        78
   Adjustment related to realized
      (gains) losses.................       (1)        9        (6)
   Adjustment related to
      unrealized (gains) losses......      615      (179)     (322)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,169   $   702   $ 1,055
                                       ========  ========  ========

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $85
2015.........................................   78
2016.........................................   72
2017.........................................   68
2018.........................................   68



Changes in DSI (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                       2013        2012       2011
                                       ------     ------     ------
Balance as of beginning-of-year......  $ 296      $ 309      $ 324
   Deferrals.........................     10         39         39
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...    (41)       (43)       (36)
      Unlocking......................      8         14         (2)
   Adjustment related to realized
      (gains) losses.................     (3)        (5)        (3)
   Adjustment related to
      unrealized (gains) losses......     40        (18)       (13)
                                       ------     ------     ------
        Balance as of end-of-year....  $ 310      $ 296      $ 309
                                       ======     ======     ======

Changes in DFEL (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 1,342   $ 1,360   $ 1,472
   Business acquired (sold)
      through reinsurance............       (7)      (44)       18
   Deferrals.........................      319       348       544
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (210)     (206)     (160)
      Unlocking......................      (14)      (69)       31
   Adjustment related to realized
      (gains) losses.................       (8)       (5)       (8)
   Adjustment related to
      unrealized (gains) losses......      477       (42)     (537)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,899   $ 1,342   $ 1,360
                                       ========  ========  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
9. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013       2012       2011
                                      ---------  ---------  ---------
Direct insurance premiums
   and fee income...................  $  7,707   $  7,099   $  6,735
Reinsurance assumed.................        19         18         21
Reinsurance ceded...................    (1,505)    (1,287)    (1,511)
                                      ---------  ---------  ---------
   Total insurance premiums
      and fee income................  $  6,221   $  5,830   $  5,245
                                      =========  =========  =========
Direct insurance benefits...........  $  5,346   $  4,717   $  4,828
Reinsurance recoveries netted
   against benefits.................    (1,733)    (1,778)    (2,624)
                                      ---------  ---------  ---------
   Total benefits...................  $  3,613   $  2,939   $  2,204
                                      =========  =========  =========

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

We reinsure 27% to 33% of the mortality risk on newly issued non-term life insurance contracts and 20% to 25% of total mortality risk including term insurance contracts under our reinsurance program. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $742 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $5.8 billion and $8.3 billion as of December 31, 2013 and 2012, respectively. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions. As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure. As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.2 billion and $3.4 billion as of December 31, 2013 and 2012, respectively. Swiss Re has funded a trust, with a balance of $2.2 billion as of December 31, 2013, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2013, included $1.5 billion and $92 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale. During 2013, 2012 and 2011, we amortized $48 million, $48 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.


--------------------------------------------------------------------------------
10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    ------------     -----------     ----------
Annuities.............................................................     $ 1,040         $   (600)          $--           $   440
Retirement Plan Services..............................................          20               --            --                20
Life Insurance........................................................       2,186             (647)           --             1,539
Group Protection......................................................         274               --            --               274
Other Operations -- Media.............................................         176             (176)           --                --
                                                                         ------------    ------------     -----------     ----------
      Total goodwill..................................................     $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ============     ===========     ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    -----------      -----------     ----------
Annuities............................................................      $ 1,040         $   (600)          $--           $   440
Retirement Plan Services.............................................           20               --            --                20
Life Insurance.......................................................        2,186             (647)           --             1,539
Group Protection.....................................................          274               --            --               274
Other Operations -- Media............................................          176             (176)           --                --
                                                                         ------------    -----------      -----------     ----------
      Total goodwill.................................................      $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ===========      ===========     ==========



We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013, our Annuities and Retirement Plan Services reporting units passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Group Protection reporting units. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................     $ 100        $ 31         $ 100         $ 27

Retirement Plan Services:
   Mutual fund contract rights(1)..............................................         5          --             5           --

Other Operations:
   FCC licenses(1).............................................................       131          --           129           --
   Other.......................................................................         4           3             4            3
                                                                                  --------   -------------  ---------  -------------
      Total....................................................................     $ 240        $ 34         $ 238         $ 30
                                                                                  ========   =============  =========  =============

-------------
(1)  No amortization recorded as the intangible asset has indefinite life.



Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2013, was as follows:

2014.................................................   $ 4
2015.................................................     4
2016.................................................     4
2017.................................................     4
2018.................................................     4
Thereafter...........................................    50


--------------------------------------------------------------------------------
11. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................   $  79,391   $  63,478
Net amount at risk(1).......................         141         392
Average attained age of contract
   holders..................................    61 YEARS    60 years
MINIMUM RETURN
Total account value.........................   $     151   $     149
Net amount at risk(1).......................          27          37
Average attained age of contract
   holders..................................    73 YEARS    73 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................   $  25,958   $  23,019
Net amount at risk(1).......................         570       1,133
Average attained age of contract
   holders..................................    68 YEARS    67 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ----------------------
                                              2013    2012     2011
                                              ------  ------  ------
Balance as of beginning-of-year.............  $ 104   $  84   $  44
   Changes in reserves......................    (10)     64      93
   Benefits paid............................    (21)    (44)    (53)
                                              ------  ------  ------
      Balance as of end-of-year.............  $  73   $ 104   $  84
                                              ======  ======  ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


11. GUARANTEED BENEFIT FEATURES (CONTINUED)



VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                             -------------------------
                                                2013          2012
                                             ------------  -----------
ASSET TYPE
Domestic equity............................  $  45,590     $  37,899
International equity.......................     17,707        14,850
Bonds......................................     23,648        21,174
Money market...............................     10,518         7,747
                                             ------------  -----------
   Total...................................  $  97,463     $  81,670
                                             ============  ===========
Percent of total variable annuity
   separate account values.................         99%           98%



SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 30% of total life insurance in-force reserves as of December 31, 2013, and 35% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
12. SHORT-TERM AND LONG-TERM DEBT


Details underlying short-term and long-term debt (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                -------     --------
Short-Term Debt
   Short-term notes payable to LNC..........    $    51     $     28
   Current maturities of long-term debt.....         --            4
                                                -------     --------
      Total short-term debt.................    $    51     $     32
                                                =======     ========
Long-Term Debt, Excluding
   Current Portion
   1.40% note, due 2016.....................    $     4     $     --
   LIBOR + 3 bps loan, due 2017.............        250          250
   Surplus notes due LNC:
      LIBOR + 142 bps surplus note,
        due 2023............................        240           --
      9.76% surplus note, due 2024..........         50           50
      6.56% surplus note, due 2028..........        500          500
      LIBOR + 111 bps surplus note,
        due 2028............................         71           --
      LIBOR + 226 bps surplus note,
        due 2028............................        360           --
      6.03% surplus note, due 2028..........        750          750
      LIBOR + 100 bps surplus note,
        due 2037............................        375          375
                                                -------     --------
        Total surplus notes.................      2,346        1,675
                                                -------     --------
           Total long-term debt.............    $ 2,600     $  1,925
                                                =======     ========

Future principal payments due on long-term debt (in millions) as of December 31, 2013, were as follows:

2014...............................................  $    --
2015...............................................       --
2016...............................................        4
2017...............................................      250
2018...............................................       --
Thereafter.........................................    2,346
                                                     -------
   Total...........................................  $ 2,600
                                                     =======


On September 10, 2013, we issued a note of $4 million to LNC. This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC. The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of LIBOR + 142 bps. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC. The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps. Subject to approval by the Indiana Insurance Commissioner, we have the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


12. SHORT-TERM AND LONG-TERM DEBT (CONTINUED)


right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million. The outstanding principal amount as of December 31, 2013, was $360 million. The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008. The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.



--------------------------------------------------------------------------------
13. CONTINGENCIES AND COMMITMENTS


CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LNL's parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. We dispute the allegations and are vigorously defending this matter. Plaintiffs have filed a motion for class certification. We expect a hearing on class certification in the first half of 2014.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("adversary proceeding") captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547
(JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements. The adversary proceeding is stayed through May 20, 2014, and LNL's response is currently due in the middle of 2014.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

A reinsurer has sought rate increases on certain yearly renewable term treaties. We dispute that this reinsurer has the right to increase the rates on these policies and have initiated arbitration proceedings to resolve this matter. We do not believe the outcome will have a material adverse effect on LNL's financial condition.

COMMITMENTS

LEASES
We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2013, 2012 and 2011, was $37 million, $37 million and $36 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2013, were as follows:

2014................................................   $ 35
2015................................................     30
2016................................................     26
2017................................................     20
2018................................................     12
Thereafter..........................................     19
                                                       ----
   Total............................................   $142
                                                       ====

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 17%, 19% and 22% of Annuities' variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented approximately 47%, 50% and 54% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 19%, 21% and 27% of variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented 54%, 58% and 62% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively.


OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(7) million and $32 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
14. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                      2013        2012       2011
                                                                                                    ---------   ---------   --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $  3,876    $  2,805    $ 1,119
   Unrealized holding gains (losses) arising during the year.....................................     (5,569)      2,631      3,292
   Change in foreign currency exchange rate adjustment...........................................         20          14         (5)
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds............      1,835      (1,233)      (798)
   Income tax benefit (expense)..................................................................      1,300        (459)      (890)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............        (63)       (181)      (124)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................        (28)         (1)       (10)
      Income tax benefit (expense)...............................................................         32          64         47
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $  1,521    $  3,876    $ 2,805
                                                                                                    =========   =========   ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $   (105)   $   (103)   $  (126)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year..................................................        (11)       (118)       (54)
   Change in DAC, VOBA, DSI and DFEL.............................................................          1          15         12
   Income tax benefit (expense)..................................................................          4          35         15
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities......................................         58         118         99
   Change in DAC, VOBA, DSI and DFEL.............................................................         (8)        (17)       (21)
   Income tax benefit (expense)..................................................................        (17)        (35)       (28)
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $    (78)   $   (105)   $  (103)
                                                                                                    =========   =========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


14. SHARES AND STOCKHOLDER'S EQUITY (CONTINUED)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                       2013       2012        2011
                                                                                                    ----------  ---------  ---------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year..................................................................   $     101   $    132    $   (14)
   Unrealized holding gains (losses) arising during the year.....................................        (150)       (63)       204
   Change in foreign currency exchange rate adjustment...........................................         (19)       (12)         7
   Change in DAC, VOBA, DSI and DFEL.............................................................           5         14          1
   Income tax benefit (expense)..................................................................          57         20        (74)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............         (18)       (18)       (13)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................           1          3          1
      Income tax benefit (expense)...............................................................           6          5          4
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $       5   $    101    $   132
                                                                                                    ==========  =========  =========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year..................................................................   $     (12)  $    (14)   $   (14)
   Adjustment arising during the year............................................................          (9)         3          1
   Income tax benefit (expense)..................................................................           3         (1)        (1)
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $     (18)  $    (12)   $   (14)
                                                                                                    ==========  =========  =========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification........................................  $ (63)  Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL............    (28)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......    (91)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................     32   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (59)  Net income (loss)
                                                                ======
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification........................................  $  58   Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL.............................     (8)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......     50   Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................    (17)  Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $  33   Net income (loss)
                                                                ======
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Gross reclassifications:
   Interest rate contracts....................................  $ (21)  Net investment income
   Foreign currency contracts.................................      3   Net investment income
      Total gross reclassifications...........................    (18)
Associated amortization of DAC, VOBA, DSI and DFEL............      1   Commissions and other expenses
   Reclassifications before income tax benefit (expense)......    (17)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................      6   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (11)  Net income (loss)
                                                                ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
15. REALIZED GAIN (LOSS)



Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ------------------------------
                                       2013       2012        2011
                                      -------    --------    -------
Total realized gain (loss)
   related to certain
   investments(1)..................   $  (84)    $  (164)    $ (106)
Realized gain (loss) on the
   mark-to-market on certain
   instruments(2)..................      308         138        (65)
Indexed annuity and universal
   life net derivatives results:(3)
   Gross gain (loss)...............      (39)         16          2
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................        9          (5)        (2)
Variable annuity net
   derivatives results:(4)
   Gross gain (loss)...............     (104)        (77)       (51)
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................      (33)        (31)       (28)
                                      -------    --------    -------
      Total realized gain (loss)...   $   57     $  (123)    $ (250)
                                      =======    ========    =======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     5.


(2) Represents changes in the fair values of certain derivative investments (not including those associated with our variable annuity net derivatives results), reinsurance related embedded derivatives and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and universal life products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.


--------------------------------------------------------------------------------
16. COMMISSIONS AND OTHER EXPENSES



Details underlying commissions and other expenses (in millions) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    ------------------------------
                                      2013       2012       2011
                                    --------   --------   --------
Commissions.....................    $ 1,980    $ 1,972    $ 2,534
General and administrative
   expenses.....................      1,569      1,553      1,392
Expenses associated with
   reserve financing and
   unrelated letters of credit
   ("LOCs").....................         40         40         24
DAC and VOBA deferrals
   and interest, net of
   amortization.................       (656)      (300)      (565)
Broker-dealer expenses..........        288        243        236
Specifically identifiable
   intangible asset
   amortization.................          4          4          4
Media expenses..................         62         66         69
Taxes, licenses and fees........        239        244        244
Restructuring charges...........         --         16         --
                                    --------   --------   --------
      Total.....................    $ 3,526    $ 3,838    $ 3,938
                                    ========   ========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:

                                                                                AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
                                                                         2013             2012             2013            2012
                                                                     -------------   --------------   -------------   --------------
                                                                                                                   OTHER
                                                                            PENSION BENEFITS              POSTRETIREMENT BENEFITS
                                                                     ------------------------------   ------------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year................................       $ 145           $  137           $   5            $   5
Actual return on plan assets......................................          (9)              17               1               --
Company and participant contributions.............................          --               --               3                4
Benefits paid.....................................................          (9)              (9)             (3)              (4)
                                                                     -------------   --------------   -------------   --------------
   Fair value as of end-of-year...................................         127              145               6                5
                                                                     =============   ==============   =============   ==============
CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year...................................         126              121              17               21
Interest cost.....................................................           5                5               1                1
Company and participant contributions.............................          --               --               1                1
Amendments........................................................          --               --              (1)              --
Actuarial (gains) losses..........................................          (7)               9              (1)              (2)
Benefits paid.....................................................          (9)              (9)             (2)              (4)
                                                                     -------------   --------------   -------------   --------------
   Balance as of end-of-year......................................         115              126              15               17
                                                                     -------------   --------------   -------------   --------------
      Funded status of the plans..................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets......................................................       $  14           $   21           $  --            $  --
Other liabilities.................................................          (2)              (2)             (9)             (12)
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED IN AOCI, NET OF TAX
Net (gain) loss...................................................       $  20           $   13           $  (1)           $  (1)
Prior service credit..............................................          --               --              (1)              --
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  20           $   13           $  (2)           $  (1)
                                                                     =============   ==============   =============   ==============
RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan.......................................         N/A              N/A            4.00%            4.00%
All other plans...................................................         N/A              N/A             N/A              N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate.................................        4.50%            3.93%           4.50%            4.03%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%
Net periodic benefit cost:
   Weighted-average discount rate.................................        3.93%            4.25%           4.03%            4.25%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2013, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2014, our discount rate for the pension plans will be 4.50%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation. We reevaluate this assumption each plan year. For 2014, our expected return on plan assets is 6.50% for the plans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:

                                             AS OF OR FOR THE
                                         YEARS ENDED DECEMBER 31,
                                       ------------------------------
                                       2013        2012       2011
                                       --------   --------   --------
Pre-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Post-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Ultimate trend rate..............       4.50%      4.50%       4.50%
Year that the rate reaches
   the ultimate trend rate.......       2020       2020        2021

We expect the health care cost trend rate for 2014 to be 7.50% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                                ------------------
                                                 2013         2012
                                                -----        -----
Accumulated benefit obligation.............      $  2         $  2
Projected benefit obligation...............         2            2
Fair value of plan assets..................        --           --



COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                     PENSION BENEFITS                  OTHER POSTRETIREMENT BENEFITS
                                                             ----------------------------------      -------------------------------
                                                              2013         2012          2011        2013         2012          2011
                                                             ------       ------        -------      -----        -----        -----
Interest cost...........................................      $  5         $  5         $    6       $  1         $   1        $   1
Expected return on plan assets..........................        (9)          (9)           (10)        --            --           --
Recognized net actuarial loss (gain)....................         1            1              2         --            --           --
Recognized actuarial gain due to curtailments...........        --           --             --         (1)           --           --
                                                             ------       ------        -------      -----        -----        -----
    Net periodic benefit expense (recovery).............      $ (3)        $ (3)        $   (2)      $ --         $   1        $   1
                                                             ======       ======        =======      =====        =====        =====


We expect our 2014 pension plans' expense to be approximately $3 million.

For 2014, the estimated amount of amortization from AOCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $3 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              --------------------
                                               2013          2012
                                              ------         -----
Fixed maturity securities...................    100%           80%
Common stock:
   Domestic equity..........................      0%           14%
   International equity.....................      0%            6%


The investment objectives for the assets related to our pension plans are to:

  - Maintain sufficient liquidity to pay obligations of the plans as they come due;
  - Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
  - Maintain an appropriate asset allocation policy;
  - Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
  - Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed-income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed-income investments as funding levels increase.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


Our pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.



FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:

                                                                                       AS OF DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                     PENSION PLANS                    OTHER POSTRETIREMENT BENEFITS
                                                              --------------------------------      --------------------------------
                                                               2013                      2012        2013                      2012
                                                              ------                    ------      ------                    ------
Fixed maturity securities:
   Corporate bonds......................................      $   86                    $   48       $ --                      $ --
   U.S. government bonds................................          31                        26         --                        --
   Foreign government bonds.............................          --                         2         --                        --
   State and municipal bonds............................           9                        --         --                        --
Common stock............................................          --                        66         --                        --
Cash and invested cash..................................           1                         3         --                        --
Other investments.......................................          --                        --          6                         5
                                                              ------                    ------      ------                    ------
      Total.............................................      $  127                    $  145       $  6                      $  5
                                                              ======                    ======      ======                    ======


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2013 or 2012. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2014 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2014 is less than $1 million.



We expect the following benefit payments (in millions):

                                           DEFINED
                                           BENEFIT         OTHER
                                           PENSION    POST-RETIREMENT
                                            PLANS          PLANS
                                          --------    ---------------
2014..................................       $10            $1
2015..................................        10             1
2016..................................        10             1
2017..................................         9             1
2018..................................         9             1
Following five years thereafter.......        40             5


--------------------------------------------------------------------------------
18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $70 million, $68 million and $65 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

                                                   AS OF DECEMBER 31,
                                                   ------------------
                                                    2013        2012
                                                   -----        -----
Total liabilities(1)...........................     $398         $335
Investments held to fund liabilities(2)........      166          146

--------------
(1)  Reported in other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                             ---------------------
                                             2013    2012    2011
                                             -----   -----   -----
Employer matching contributions............  $  9    $  7     $ 6
Increase (decrease) in measurement
   of liabilities, net of total return
   swap....................................    11      11       1
                                             -----   -----   -----
   Total plan expenses (income)............  $ 20    $ 18     $ 7
                                             =====   =====   =====

DEFERRED COMPENSATION PLANS FOR AGENTS
We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of our contributions are calculated and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS (CONTINUED)


made in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012    2011
                                            ----    -----    -----
Company contributions...................     $1      $ 1     $  1
Increase (decrease) in measurement
   of liabilities, net of total return
   swap.................................      4        5       --
                                            ----    -----    -----
   Total plan expenses (income).........     $5      $ 6     $  1
                                            ====    =====    =====

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS OF LNC
Non-employee directors may defer a portion of their annual cash retainers. They also receive a portion of their retainer in the form of deferred stock units, which we credit quarterly in arrears to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were less than $1 million, $2 million and less than $(1) million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS
Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Investments held to fund the liabilities are rebalanced to match the funds that have been elected by the participant. The plan obligation increases with contributions, deferrals and investment gains, and decreases with distributions and investment losses. The plan assets increase with investment gains and decrease with investment losses and withdrawals. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were $2 million, $3 million and $4 million, respectively.



--------------------------------------------------------------------------------
19. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs"), restricted stock units ("RSUs") and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.



Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                      --------------------------
                                      2013       2012       2011
                                      -----     -----      -----
Stock options......................   $  8       $  8       $  8
Performance shares.................     10          5          2
SARs...............................      5          1         --
RSUs and nonvested stock...........     15         17         12
                                      -----     -----      -----
   Total...........................   $ 38       $ 31       $ 22
                                      =====     =====      =====
Recognized tax benefit.............   $ 13       $ 11       $  8
                                      =====     =====      =====


--------------------------------------------------------------------------------
20. STATUTORY INFORMATION AND RESTRICTIONS



We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.



We are subject to the applicable laws and regulations of our respective states. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC holding company amounts (in millions) below consist of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV and Lincoln Reinsurance Company of Vermont V.

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                   2013       2012
                                                  -------   --------
U.S. capital and surplus.....................     $ 7,248   $  6,457

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


20. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)



                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     -----------------------------
                                     2013        2012        2011
                                     -----       -----      ------
U.S. net gain (loss) from
   operations, after-tax........     $ 425       $ 649      $  291
U.S. net income (loss)..........       495         600         104
U.S. dividends to LNC
   holding company..............       640         605         800

The decrease in statutory net income (loss) when comparing 2013 to 2012 was due primarily to the effects of reserve financing transactions in 2013.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve developments in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January, 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2013 and 2012.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  --------  ---------
Calculation of reserves using the Indiana
   universal life method.....................     $   219   $    249
Calculation of reserves using continuous
   CARVM.....................................          (2)        (2)
Conservative valuation rate on certain
   annuities.................................         (30)       (26)
Lesser of LOC and XXX additional reserve
   as surplus................................       2,635      2,483

During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY, notwithstanding that LLANY discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNL's subsidiary, LLANY, a New York-domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $681 million in 2014 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
21. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                              AS OF DECEMBER 31, 2013       AS OF DECEMBER 31, 2012
                                                                            --------------------------    --------------------------
                                                                             CARRYING         FAIR         CARRYING         FAIR
                                                                               VALUE          VALUE          VALUE          VALUE
                                                                            ------------   -----------    -----------    -----------
ASSETS
AFS securities:
   Fixed maturity securities...........................................     $    79,178    $   79,178     $   80,254     $   80,254
   VIEs' fixed maturity securities.....................................             697           697            708            708
   Equity securities...................................................             201           201            157            157
Trading securities.....................................................           2,190         2,190          2,437          2,437
Mortgage loans on real estate..........................................           7,029         7,193          6,792          7,446
Derivative investments(1)..............................................             617           617          2,263          2,263
Other investments......................................................           1,208         1,208          1,089          1,089
Cash and invested cash.................................................             630           630          3,278          3,278
Reinsurance related embedded derivatives...............................             159           159             --             --
Other assets -- GLB reserves embedded derivatives(2)...................           1,244         1,244             --             --
Separate account assets................................................         117,135       117,135         95,373         95,373
LIABILITIES
Future contract benefits -- indexed annuity and universal
   life contracts embedded derivatives.................................          (1,048)       (1,048)          (732)          (732)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.................            (809)         (809)          (867)          (867)
   Account values of certain investment contracts......................         (29,024)      (30,514)       (28,480)       (32,620)
Short-term debt........................................................             (51)          (51)           (32)           (32)
Long-term debt.........................................................          (2,600)       (2,634)        (1,925)        (1,972)
Reinsurance related embedded derivatives...............................              --            --           (184)          (184)
VIEs' liabilities -- derivative instruments............................             (27)          (27)          (128)          (128)
Other liabilities:
   Credit default swaps................................................              (2)           (2)           (11)           (11)
   Derivative liabilities(1)...........................................            (386)         (386)            --             --
   GLB reserves embedded derivatives(2)................................          (1,244)       (1,244)          (909)          (909)
BENEFIT PLANS' ASSETS(3)...............................................             133           133            150            150

--------------
(1) We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2) GLB reserves embedded derivatives are fully ceded to our counterparties. Refer to Note 6 for additional detail.
(3) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

OTHER INVESTMENTS
The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.



SHORT-TERM AND LONG-TERM DEBT
The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.



The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                          AS OF DECEMBER 31, 2013
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     60      $    65,421       $   2,960       $   68,441
      U.S. government bonds.......................................            304               21              --              325
      Foreign government bonds....................................             --              464              78              542
      RMBS........................................................             --            4,143               1            4,144
      CMBS........................................................             --              678              20              698
      CLOs........................................................             --               47             178              225
      State and municipal bonds...................................             --            3,796              28            3,824
      Hybrid and redeemable preferred securities..................             39              874              66              979
   VIEs' fixed maturity securities................................            102              595              --              697
   Equity AFS securities..........................................              3               37             161              201
   Trading securities.............................................             --            2,137              53            2,190
   Derivative investments(1)......................................             --              244           1,118            1,362
Cash and invested cash............................................             --              630              --              630
Reinsurance related embedded derivatives..........................             --              159              --              159
Other assets -- GLB reserves embedded derivatives.................             --               --           1,244            1,244
Separate account assets...........................................          1,766          115,369              --          117,135
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,274      $   194,615       $   5,907       $  202,796
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal life
   contracts embedded derivatives.................................       $     --      $        --       $  (1,048)      $   (1,048)
VIEs' liabilities -- derivative instruments.......................             --               --             (27)             (27)
Other liabilities:
   Credit default swaps...........................................             --               --              (2)              (2)
   Derivative liabilities(1)......................................             --             (879)           (252)          (1,131)
   GLB reserves embedded derivatives..............................             --               --          (1,244)          (1,244)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (879)      $  (2,573)      $   (3,452)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     --      $       133       $      --       $      133
                                                                       ============    ============   ==============     ===========

--------------
(1) Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                                          AS OF DECEMBER 31, 2012
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     65      $    64,654       $   2,065       $   66,784
      U.S. government bonds.......................................            362               30               1              393
      Foreign government bonds....................................             --              594              46              640
      RMBS........................................................             --            5,880               3            5,883
      CMBS........................................................             --              928              27              955
      CLOs........................................................             --               26             154              180
      State and municipal bonds...................................             --            4,211              32            4,243
      Hybrid and redeemable preferred securities..................             30            1,030             116            1,176
   VIEs' fixed maturity securities................................            110              598              --              708
   Equity AFS securities..........................................             44               26              87              157
   Trading securities.............................................              2            2,379              56            2,437
   Derivative investments.........................................             --              347           1,916            2,263
Cash and invested cash............................................             --            3,278              --            3,278
Separate account assets...........................................          1,519           93,854              --           95,373
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,132      $   177,835       $   4,503       $  184,470
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal
   indexed annuity and universal life contracts...................       $     --      $        --       $    (732)      $     (732)
Reinsurance related embedded derivatives..........................             --             (184)             --             (184)
VIEs' liabilities -- derivative instruments.......................             --               --            (128)            (128)
Other liabilities:
   Credit default swaps...........................................             --               --             (11)             (11)
   GLB reserves embedded derivatives..............................             --               --            (909)            (909)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (184)      $  (1,780)      $   (1,964)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     16      $       134       $      --       $      150
                                                                       ============    ============   ==============     ===========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                                                               PURCHASES,
                                                                                     GAINS     ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)      SALES,         IN OR
                                                                       INCLUDED       IN       MATURITIES,       OUT
                                                         BEGINNING        IN          OCI     SETTLEMENTS,       OF         ENDING
                                                           FAIR           NET         AND        CALLS,       LEVEL 3,       FAIR
                                                           VALUE        INCOME     OTHER(1)        NET        NET(2)(3)      VALUE
                                                        ----------    ----------   --------   ------------   -----------  ----------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds.................................   $  2,065     $     (17)   $    --      $  1,026      $    (114)   $  2,960
      U.S. government bonds...........................          1            --         --            (1)            --          --
      Foreign government bonds........................         46            --         (1)           33             --          78
      RMBS............................................          3            --         --            (2)            --           1
      CMBS............................................         27            --          6            (5)            (8)         20
      CLOs............................................        154            (1)         4            50            (29)        178
      State and municipal bonds.......................         32            --         (4)           --             --          28
      Hybrid and redeemable preferred securities......        116            --         13           (33)           (30)         66
   Equity AFS securities..............................         87            (1)         2            73             --         161
   Trading securities.................................         56             2         (7)           (6)             8          53
   Derivative investments.............................      1,916          (681)      (194)         (175)            --         866
Other assets -- GLB reserves embedded derivatives(5)..        909        (2,153)        --            --          2,488       1,244
Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)...       (732)         (356)        --            40             --      (1,048)
VIEs' liabilities -- derivative instruments(6)........       (128)          101         --            --             --         (27)
Other liabilities:
   Credit default swaps(7)............................        (11)            9         --            --             --          (2)
   GLB reserves embedded derivatives(5)...............       (909)        2,153         --            --         (2,488)     (1,244)
                                                        ----------    ----------   --------   ------------   -----------  ----------
        Total, net....................................   $  3,632     $    (944)   $  (181)     $  1,000      $    (173)   $  3,334
                                                        ==========    ==========   ========   ============   ===========  ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                            FOR THE YEAR ENDED DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                     GAINS      ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)       SALES,         IN OR
                                                                       INCLUDED       IN        MATURITIES,       OUT
                                                          BEGINNING       IN          OCI      SETTLEMENTS,       OF         ENDING
                                                            FAIR          NET         AND         CALLS,       LEVEL 3,       FAIR
                                                            VALUE       INCOME     OTHER(1)         NET         NET(2)        VALUE
                                                        -----------    ---------   --------    ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds................................    $   2,423     $    (25)    $   35       $   274       $  (642)    $  2,065
      U.S. government bonds..........................            1           --         --            --            --            1
      Foreign government bonds.......................           97           --         --            (5)          (46)          46
      RMBS...........................................          158           (3)         3            (8)         (147)           3
      CMBS...........................................           31          (11)        16           (11)            2           27
      CLOs...........................................          101           (2)         8            61           (14)         154
      State and municipal bonds......................           --           --         --            32            --           32
      Hybrid and redeemable preferred securities.....           99           (1)        23            --            (5)         116
   Equity AFS securities.............................           56           (8)        13            26            --           87
   Trading securities................................           67            3          4            (2)          (16)          56
   Derivative investments............................        2,484         (823)        73           182            --        1,916
 Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)..         (399)        (136)        --          (197)           --         (732)
 VIEs' liabilities -- derivative instruments(6)......         (291)         163         --            --            --         (128)
Other liabilities:
   Credit default swaps(7)...........................          (16)           5         --            --            --          (11)
   GLB reserves embedded derivatives(5)..............       (2,217)       1,308         --            --            --         (909)
                                                        -----------    ---------   --------    ------------   ----------   ---------
        Total, net...................................    $   2,594     $    470     $  175       $   352       $  (868)    $  2,723
                                                        ===========    =========   ========    ============   ==========   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                             FOR THE YEAR ENDED DECEMBER 31, 2011
                                                           -------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                      GAINS     ISSUANCES,     TRANSFERS
                                                                           ITEMS    (LOSSES)      SALES,         IN OR
                                                                         INCLUDED      IN       MATURITIES,       OUT
                                                            BEGINNING       IN         OCI     SETTLEMENTS,       OF        ENDING
                                                              FAIR          NET        AND        CALLS,       LEVEL 3,      FAIR
                                                              VALUE       INCOME    OTHER(1)        NET         NET(2)       VALUE
                                                           ----------   ----------  --------   ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds....................................   $  2,353    $       3    $   42       $ (134)       $  159     $  2,423
      U.S. government bonds..............................          2           --        --           (1)           --            1
      Foreign government bonds...........................        113           --         4           (3)          (17)          97
      RMBS...............................................        119           (3)        6           36            --          158
      CMBS...............................................        102          (62)       61          (74)            4           31
      CLOs...............................................        171           19       (17)         (72)           --          101
      Hybrid and redeemable preferred securities.........        114           (1)       (5)          (7)           (2)          99
   Equity AFS securities.................................         91            8       (12)           3           (34)          56
   Trading securities....................................         74            3         1           (7)           (4)          67
   Derivative investments................................      1,494          495       383          112            --        2,484
Future contract benefits -- index annuity
   and universal life contracts embedded derivatives(5)..       (497)           5        --           93            --         (399)
VIEs' liabilities -- derivative instruments(6)...........       (209)         (82)       --           --            --         (291)
Other liabilities:
   Credit default swaps(7)...............................        (16)          (6)       --            6            --          (16)
   GLB reserves embedded derivatives(5)..................       (408)      (1,809)       --           --            --       (2,217)
                                                           ----------   ----------  --------   ------------   ----------   ---------
        Total, net.......................................   $  3,503    $  (1,430)   $  463       $  (48)       $  106     $  2,594
                                                           ==========   ==========  ========   ============   ==========   =========
Benefit plans' assets(8).................................   $      6    $      --    $   --       $   (6)       $   --     $     --
                                                           ==========   ==========  ========   ============   ==========   =========

--------------
(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Consolidated Balance Sheets.
(4) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
      (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(8) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $  1,235      $  (51)      $   (44)        $   (45)      $ (69)    $  1,026
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         50          --           (17)             --          --           33
     RMBS............................................         --          --            --              (2)         --           (2)
     CMBS............................................         --          --            --              (3)         (2)          (5)
     CLOs............................................         74          --            --             (24)         --           50
     Hybrid and redeemable preferred securities......         --         (33)           --              --          --          (33)
   Equity AFS securities.............................         78          (5)           --              --          --           73
   Trading securities................................         --          (3)           (1)             (2)         --           (6)
   Derivative investments............................        152         (23)         (304)             --          --         (175)
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (68)         --            --             108          --           40
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $  1,521      $ (115)      $  (366)        $    31       $ (71)    $  1,000
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2012
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    363      $  (26)      $    (6)        $   (51)      $  (6)    $    274
     Foreign government bonds........................         --          --            (5)             --          --           (5)
     RMBS............................................         --          --            (6)             (2)         --           (8)
     CMBS............................................         --          --            --             (11)         --          (11)
     CLOs............................................         72          --            --             (11)         --           61
     State and municipal bonds.......................         32          --            --              --          --           32
   Equity AFS securities.............................         26          --            --              --          --           26
   Trading securities................................         --          --            --              (2)         --           (2)
   Derivative investments............................        454         (34)         (238)             --          --          182
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (99)         --            --             (98)         --         (197)
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    848      $  (60)      $  (255)        $  (175)      $  (6)    $    352
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2011
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    237      $ (216)      $   (15)        $   (51)      $ (89)    $   (134)
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         --          (3)           --              --          --           (3)
     RMBS............................................         51          --            --             (15)         --           36
     CMBS............................................         --         (50)           --             (24)         --          (74)
     CLOs............................................         --         (33)           --             (39)         --          (72)
     Hybrid and redeemable preferred securities......          9         (16)           --              --          --           (7)
   Equity AFS securities.............................         19         (16)           --              --          --            3
   Trading securities................................         --          (2)           --              (5)         --           (7)
   Derivative investments............................        396          (7)         (277)             --          --          112
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (59)         --            --             152          --           93
Other liabilities -- credit default swaps............         --           6            --              --          --            6
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    653      $ (337)      $  (292)        $    17       $ (89)    $    (48)
                                                       ==========     =======     ==========     ============    ======    =========
Benefit plans' assets................................   $     --      $   (3)      $    (3)        $    --       $  --     $     (6)
                                                       ==========     =======     ==========     ============    ======    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                      ----------------------------------
                                        2013        2012         2011
                                      ----------   --------   ----------
Investments:(1)
   Derivative investments..........   $    (753)   $  (823)   $     472
Other assets -- GLB
   reserves embedded
   derivatives(1)..................      (2,444)        --           --
Future contract
   benefits -- indexed
   annuity and universal life
   contracts embedded
   derivatives(1)..................         (44)       (10)          (1)
VIEs' liabilities -- derivative
   instruments(1)..................         101        163          (82)
Other liabilities:
   Credit default swaps(2).........           9          6           (8)
   GLB reserves embedded
      derivatives(1)...............       2,444      1,472       (1,615)
                                      ----------   --------   ----------
      Total, net...................   $    (687)   $   808    $  (1,234)
                                      ==========   ========   ==========

--------------
(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  367      $ (481)    $ (114)
      CMBS...........................        --          (8)        (8)
      CLOs...........................        --         (29)       (29)
      Hybrid and redeemable
         preferred securities........        20         (50)       (30)
   Trading securities................         8          --          8
                                       ----------  ----------   -------
         Total, net..................    $  395      $ (568)    $ (173)
                                       ==========  ==========   =======



                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $   35      $ (677)    $ (642)
      Foreign government
         bonds.......................        --         (46)       (46)
      RMBS...........................        --        (147)      (147)
      CMBS...........................         5          (3)         2
      CLOs...........................         6         (20)       (14)
      Hybrid and redeemable
         preferred securities........        35         (40)        (5)
   Trading securities................         2         (18)       (16)
                                       ----------  ----------   -------
         Total, net..................    $   83      $ (951)    $ (868)
                                       ==========  ==========   =======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  246      $  (87)    $  159
      Foreign government
         bonds.......................        --         (17)       (17)
      CMBS...........................         4          --          4
      Hybrid and redeemable
         preferred securities........        18         (20)        (2)
   Equity AFS securities.............         1         (35)       (34)
   Trading securities................         1          (5)        (4)
                                       ----------  ----------   -------
         Total, net..................    $  270      $ (164)    $  106
                                       ==========  ==========   =======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and RMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                           FAIR                VALUATION                        SIGNIFICANT
                                           VALUE               TECHNIQUE                    UNOBSERVABLE INPUTS
                                        -----------  ---------------------------  --------------------------------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  $   1,064      Discounted cash flow       Liquidity/duration adjustment(1)
         Foreign government bonds.....         78      Discounted cash flow       Liquidity/duration adjustment(1)
         Hybrid and redeemable
            preferred securities......         20      Discounted cash flow       Liquidity/duration adjustment(1)
   Equity AFS and trading securities..         28      Discounted cash flow       Liquidity/duration adjustment(1)
Other Assets -- GLB reserves
   embedded derivatives...............      1,244      Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....     (1,048)     Discounted cash flow       Lapse rate(2)
                                                                                  Mortality rate(6)
Other Liabilities -- GLB reserves
   embedded derivatives...............     (1,244)     Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)

                                          ASSUMPTION OR
                                          INPUT RANGES
                                        -----------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  0.8% - 10.6%
         Foreign government bonds.....  2.3% - 3.9%
         Hybrid and redeemable
            preferred securities......  2.4%
   Equity AFS and trading securities..  4.3% - 5.9%
Other Assets -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....  1% - 15%
                                        (9)
Other Liabilities -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity and universal life contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.


  - INDEXED ANNUITY AND UNIVERSAL LIFE CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
22. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer-paid plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
    - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
    - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)


  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013        2012       2011
                                      ---------  ----------  --------
REVENUES
Operating revenues:
   Annuities......................    $  3,044   $   2,713   $ 2,588
   Retirement Plan Services.......       1,061       1,015       988
   Life Insurance.................       4,781       4,820     4,347
   Group Protection...............       2,260       2,090     1,938
   Other Operations...............         392         411       449
Excluded realized gain (loss),
   pre-tax........................         (81)       (235)     (342)
Amortization of deferred gain
   arising from reserve changes
   on business sold through
   reinsurance, pre-tax...........           3           3         3
                                      ---------  ----------  --------
      Total revenues..............    $ 11,460   $  10,817   $ 9,971
                                      =========  ==========  ========



                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                         2013      2012      2011
                                       --------   --------  -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities......................     $   715    $   608   $  549
   Retirement Plan Services.......         135        131      146
   Life Insurance.................         464        538      463
   Group Protection...............          71         72       97
   Other Operations...............          (5)       (39)     (28)
Excluded realized gain (loss),
   after-tax......................         (53)      (152)    (222)
Income (loss) from reserve
   changes (net of related
   amortization) on business
   sold through reinsurance,
   after-tax......................           2          2        2
Impairment of intangibles,
   after-tax......................          --          2     (744)
                                       --------   --------  -------
      Net income (loss)...........     $ 1,329    $ 1,162   $  263
                                       ========   ========  =======

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                        2013      2012       2011
                                      -------    -------   -------
NET INVESTMENT INCOME
Annuities.........................    $ 1,022    $ 1,058   $ 1,091
Retirement Plan Services..........        825        797       792
Life Insurance....................      2,317      2,297     2,168
Group Protection..................        165        161       152
Other Operations..................        232        238       287
                                      -------    -------   -------
   Total net investment
      income......................    $ 4,561    $ 4,551   $ 4,490
                                      =======    =======   =======

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                        --------------------------
                                         2013      2012       2011
                                        -----     -------    -----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities.........................      $ 374     $   307    $ 335
Retirement Plan Services..........         48          42       33
Life Insurance....................        441         609      416
Group Protection..................         53          48       39
                                        -----     -------    -----
   Total amortization of DAC
      and VOBA, net of
      interest....................      $ 916     $ 1,006    $ 823
                                        =====     =======    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)



                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013    2012     2011
                                           ------   ------  -------
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................       $ 159    $ 117   $   92
Retirement Plan Services............          46       29       56
Life Insurance......................         225      326      202
Group Protection....................          38       38       52
Other Operations....................          (9)     (82)     (13)
Excluded realized gain (loss).......         (29)     (83)    (120)
Reserve changes (net of related
   amortization) on business
   sold through reinsurance.........           1        1        1
Impairment of intangibles...........          --       (2)      --
                                           ------   ------  -------
   Total federal income tax
      expense (benefit).............       $ 431    $ 344   $  270
                                           ======   ======  =======



                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------  ----------
ASSETS
Annuities.................................    $  119,147  $  107,872
Retirement Plan Services..................        32,367      30,654
Life Insurance............................        67,470      62,867
Group Protection..........................         3,865       3,733
Other Operations..........................        14,659      13,254
                                              ----------  ----------
   Total assets...........................    $  237,508  $  218,380
                                              ==========  ==========


--------------------------------------------------------------------------------
23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012     2011
                                           -------  -------  -------
Interest paid............................  $   91   $  134   $   88
Income taxes paid (received).............      (6)     136      159
Significant non-cash investing
   and financing transactions:
   Exchange of surplus note for
      promissory note with affiliate:
      Carrying value of asset............  $  360   $   --   $   --
      Carrying value of liability........    (360)      --       --
                                           -------  -------  -------
        Net asset (liability) from
           exchange......................  $   --   $   --   $   --
                                           =======  =======  =======
   Reinsurance ceded:
      Carrying value of assets...........  $   11   $  367   $   --
      Carrying value of liabilities......      11     (367)      --
                                           -------  -------  -------
        Total reinsurance ceded..........  $   22   $   --   $   --
                                           =======  =======  =======
   Reinsurance recaptured:
      Carrying value of assets...........  $   --   $  (34)  $  243
      Carrying value of liabilities......      --      (84)    (441)
                                           -------  -------  -------
        Total reinsurance recaptured.....  $   --   $ (118)  $ (198)
                                           =======  =======  =======
   Reinsurance novated:
      Carrying value of assets...........  $   --   $   --   $   --
      Carrying value of liabilities......      --      (26)      --
                                           -------  -------  -------
        Total reinsurance novated........  $   --   $  (26)  $   --
                                           =======  =======  =======
   Capital contributions:
      Carrying value of assets (includes
        cash and invested cash)..........  $   --   $   --   $   10
      Carrying value of liabilities......      --       --       --
                                           -------  -------  -------
        Total capital contributions......  $   --   $   --   $   10
                                           =======  =======  =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
24. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                      AS OF DECEMBER 31,
                                                     --------------------
                                                       2013        2012
                                                     ---------   --------
Assets with affiliates:
   Accrued inter-company interest
      receivable(1)................................  $      2    $     --
   Bonds(2)........................................       773         100
   Ceded reinsurance contracts(3)..................       315       2,887
   Ceded reinsurance contracts(4)..................       268           9
   Ceded reinsurance contracts(5)..................        51          --
   Cash management agreement
      investment(5)................................       777         748
   Promissory note due from LNC(2).................       100          --
   Service agreement receivable(5).................         5          15
Liabilities with affiliates:
   Accrued inter-company interest
      payable(6)...................................         4          --
   Assumed reinsurance contracts(7)................       407         438
   Ceded reinsurance contracts(4)..................        --         183
   Ceded reinsurance contracts(8)..................     2,244       4,252
   Ceded reinsurance contracts(6)..................      (202)         --
   Inter-company short-term debt(9)................        51          28
   Inter-company long-term debt(10)................     2,350       1,679

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         ----------------------------
                                           2013     2012      2011
                                         --------  -------  ---------
Revenues with affiliates:
   Premiums received on assumed
      (paid on ceded) reinsurance
      contracts(11)....................  $  (318)  $ (188)  $   (335)
   Net investment income on
      intercompany notes(12)...........        5       --         --
   Fees for management of general
      account(12)......................     (103)     (92)        --
Realized gains (losses) on
ceded reinsurance contracts:(13)
   GLB reserves embedded
      derivatives......................   (2,153)      --         --
   Reinsurance related settlements.....    2,110       --         --
   Other gains (losses)................      242       --         --
Benefits and expenses with affiliates:
   Reinsurance (recoveries) benefits
      on ceded reinsurance
      contracts(14)....................     (205)    (433)    (1,181)
   Service agreement payments(15)......      100      114         75
   Interest expense on
      inter-company debt(16)...........       92      109        107

--------------
(1)   Reported in accrued investment income on our Consolidated Balance
      Sheets.
(2)   Reported in fixed maturity AFS securities on our Consolidated Balance
      Sheets.
(3)   Reported in reinsurance recoverables on our Consolidated Balance
      Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.


(5)  Reported in other assets on our Consolidated Balance Sheets.
(6)  Reported in other liabilities on our Consolidated Balance Sheets.
(7)  Reported in future contract benefits on our Consolidated Balance Sheets.
(8) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
 (9) Reported in short-term debt on our Consolidated Balance Sheets.
(10) Reported in long-term debt on our Consolidated Balance Sheets.
(11) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(12) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(14) Reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).
(15) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(16) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

BONDS
LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

CASH MANAGEMENT AGREEMENT
In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

SERVICE AGREEMENT
In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, weighted policies in force, and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


24. TRANSACTIONS WITH AFFILIATES (CONTINUED)


with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS
As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 6, we cede the change in the GLB reserves embedded derivatives and the related hedge results to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $651 million and $76 million as of December 31, 2013 and 2012, respectively. The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.



--------------------------------------------------------------------------------
25. SUBSEQUENT EVENTS


On March 26, 2014, LNL paid a cash dividend in the amount of $150 million to LNC.

                LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                   MORTALITY &
                                                                                                                   EXPENSE
                                                                  CONTRACT                          CONTRACT       GUARANTEE
                                                                  PURCHASES                         REDEMPTIONS    CHARGES
                                                                  DUE FROM                          DUE TO         PAYABLE TO
                                                                  THE LINCOLN                       THE LINCOLN    THE LINCOLN
                                                                  NATIONAL LIFE                     NATIONAL LIFE  NATIONAL LIFE
                                                                  INSURANCE                         INSURANCE      INSURANCE
SUBACCOUNT                                         INVESTMENTS    COMPANY          TOTAL ASSETS     COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B           $     30,262,035  $     24,155   $      30,286,190   $        --     $   1,349
ABVPSF International Value Class B                           128            --                 128            --            --
ABVPSF Large Cap Growth Class B                       10,080,068        74,810          10,154,878            --           444
ABVPSF Small/Mid Cap Value Class B                   204,924,602       203,931         205,128,533            --         9,123
American Funds Asset Allocation Class 1                  597,331            --             597,331            --            18
American Funds Blue Chip Income and
   Growth Class 1                                        971,687            --             971,687            --            34
American Funds Bond Class 1                              785,260        33,600             818,860            --            20
American Funds Global Balanced Class 1                   236,089            --             236,089            --             8
American Funds Global Bond Class 1                     1,089,580         8,400           1,097,980            --            30
American Funds Global Growth Class 1                     180,676            --             180,676            --             6
American Funds Global Growth Class 2                 328,774,501        54,114         328,828,615            --        13,913
American Funds Global Growth and Income
   Class 1                                               169,175            --             169,175            --             7
American Funds Global Small Capitalization
   Class 1                                               171,326            --             171,326            --             5
American Funds Global Small Capitalization
   Class 2                                           468,667,363       125,146         468,792,509            --        16,628
American Funds Growth Class 1                          1,831,146        23,800           1,854,946            --            58
American Funds Growth Class 2                      1,713,372,064            --       1,713,372,064        15,801        76,218
American Funds Growth-Income Class 1                     832,410        25,200             857,610            --            20
American Funds Growth-Income Class 2               2,169,278,728            --       2,169,278,728       101,923        87,020
American Funds High-Income Bond Class 1                  343,557         7,000             350,557            --            10
American Funds International Class 1                     451,230        15,400             466,630            --            14
American Funds International Class 2                 778,279,195       189,552         778,468,747            --        31,553
American Funds International Growth and
   Income Class 1                                        818,086            --             818,086            --            24
American Funds Managed Risk Asset
   Allocation Class P1                                   381,315            --             381,315            --             7
American Funds Managed Risk Blue Chip
   Income and Growth Class P1                             12,177            --              12,177            --            --
American Funds Managed Risk Growth
   Class P1                                               51,204            --              51,204            --             2
American Funds Managed Risk Growth-
   Income Class P1                                         6,275            --               6,275            --            --
American Funds Mortgage Class 1                          314,805            --             314,805            --            12
American Funds New World Class 1                         667,516        14,000             681,516            --            21
American Funds U.S. Government/AAA-
   Rated Securities Class 1                              270,587            --             270,587            --            10
BlackRock Global Allocation V.I. Class I                 937,885            --             937,885            --            19
BlackRock Global Allocation V.I. Class III         1,396,108,083       110,326       1,396,218,409            --        67,042
Delaware VIP Diversified Income Standard
   Class                                                 563,186            --             563,186            --            16
Delaware VIP Diversified Income Service
   Class                                           1,419,852,853       768,695       1,420,621,548            --        62,094
Delaware VIP Emerging Markets Service
   Class                                             366,296,681        24,649         366,321,330            --        16,533
Delaware VIP High Yield Standard Class                 5,123,133            --           5,123,133             8           201
Delaware VIP High Yield Service Class                224,553,004       218,605         224,771,609            --        10,382
Delaware VIP International Value Equity
   Standard Class                                        217,789            --             217,789            --             9
Delaware VIP Limited-Term Diversified Income
   Standard Class                                        902,849            --             902,849            --            37










SUBACCOUNT                                         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B           $     30,284,841
ABVPSF International Value Class B                           128
ABVPSF Large Cap Growth Class B                       10,154,434
ABVPSF Small/Mid Cap Value Class B                   205,119,410
American Funds Asset Allocation Class 1                  597,313
American Funds Blue Chip Income and
   Growth Class 1                                        971,653
American Funds Bond Class 1                              818,840
American Funds Global Balanced Class 1                   236,081
American Funds Global Bond Class 1                     1,097,950
American Funds Global Growth Class 1                     180,670
American Funds Global Growth Class 2                 328,814,702
American Funds Global Growth and Income
   Class 1                                               169,168
American Funds Global Small Capitalization
   Class 1                                               171,321
American Funds Global Small Capitalization
   Class 2                                           468,775,881
American Funds Growth Class 1                          1,854,888
American Funds Growth Class 2                      1,713,280,045
American Funds Growth-Income Class 1                     857,590
American Funds Growth-Income Class 2               2,169,089,785
American Funds High-Income Bond Class 1                  350,547
American Funds International Class 1                     466,616
American Funds International Class 2                 778,437,194
American Funds International Growth and
   Income Class 1                                        818,062
American Funds Managed Risk Asset
   Allocation Class P1                                   381,308
American Funds Managed Risk Blue Chip
   Income and Growth Class P1                             12,177
American Funds Managed Risk Growth
   Class P1                                               51,202
American Funds Managed Risk Growth-
   Income Class P1                                         6,275
American Funds Mortgage Class 1                          314,793
American Funds New World Class 1                         681,495
American Funds U.S. Government/AAA-
   Rated Securities Class 1                              270,577
BlackRock Global Allocation V.I. Class I                 937,866
BlackRock Global Allocation V.I. Class III         1,396,151,367
Delaware VIP Diversified Income Standard
   Class                                                 563,170
Delaware VIP Diversified Income Service
   Class                                           1,420,559,454
Delaware VIP Emerging Markets Service
   Class                                             366,304,797
Delaware VIP High Yield Standard Class                 5,122,924
Delaware VIP High Yield Service Class                224,761,227
Delaware VIP International Value Equity
   Standard Class                                        217,780
Delaware VIP Limited-Term Diversified Income
   Standard Class                                        902,812



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                                     MORTALITY &
                                                                                                                     EXPENSE
                                                                     CONTRACT                         CONTRACT       GUARANTEE
                                                                     PURCHASES                        REDEMPTIONS    CHARGES
                                                                     DUE FROM                         DUE TO         PAYABLE TO
                                                                     THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                                     NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                                     INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                            INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income
   Service Class                                   $  1,295,151,527  $  1,256,984   $  1,296,408,511   $        --     $  47,540
Delaware VIP REIT Standard Class                          4,259,077            --          4,259,077             3           170
Delaware VIP REIT Service Class                         140,319,025        34,453        140,353,478            --         6,492
Delaware VIP Small Cap Value Standard Class               8,057,972            --          8,057,972           297           313
Delaware VIP Small Cap Value Service Class              373,192,453            --        373,192,453       252,244        17,066
Delaware VIP Smid Cap Growth Standard Class               9,430,731            --          9,430,731         1,186           366
Delaware VIP Smid Cap Growth Service Class              169,834,038        97,936        169,931,974            --         7,753
Delaware VIP U.S. Growth Service Class                  335,701,503            --        335,701,503       281,322        10,408
Delaware VIP Value Standard Class                         7,405,899            --          7,405,899             4           293
Delaware VIP Value Service Class                        250,209,448            --        250,209,448        77,080        11,657
DWS Alternative Asset Allocation VIP Class A                637,465            --            637,465            --            21
DWS Alternative Asset Allocation VIP Class B             52,983,463        16,963         53,000,426            --         2,496
DWS Equity 500 Index VIP Class A                          8,249,869            --          8,249,869            --           370
DWS Small Cap Index VIP Class A                           5,317,654            --          5,317,654           599           230
Fidelity VIP Contrafund Service Class 2               1,147,992,319            --      1,147,992,319        97,765        51,600
Fidelity VIP Growth Initial Class                         5,449,937            --          5,449,937             7           210
Fidelity VIP Growth Service Class 2                     160,639,028        31,676        160,670,704            --         7,503
Fidelity VIP Mid Cap Service Class 2                    567,774,633        44,046        567,818,679            --        25,308
FTVIPT Franklin Income Securities Class 2               637,503,925            --        637,503,925       450,456        27,612
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                                           153            --                153            --            --
FTVIPT Mutual Shares Securities Class 2                 821,419,318            --        821,419,318        82,964        27,581
FTVIPT Templeton Global Bond Securities
   Class 2                                              521,656,250            --        521,656,250        62,099        22,841
FTVIPT Templeton Growth Securities Class 2               49,576,116            --         49,576,116        12,812         2,273
Goldman Sachs VIT Large Cap Value Service
   Class                                                177,719,238            --        177,719,238        74,173         4,614
Huntington VA Balanced                                    3,020,184            --          3,020,184            --           127
Huntington VA Dividend Capture                            1,331,256            --          1,331,256            --            50
Invesco V.I. American Franchise Series I                  2,811,958            --          2,811,958             5           109
Invesco V.I. American Franchise Series II                 1,348,830         1,566          1,350,396            --            60
Invesco V.I. Core Equity Series I                         9,094,499            --          9,094,499           210           367
Invesco V.I. Core Equity Series II                        2,491,305         1,541          2,492,846            --           108
Invesco V.I. International Growth Series I                2,842,272            --          2,842,272            --           114
Invesco V.I. International Growth Series II               2,295,074            --          2,295,074             5           100
Janus Aspen Balanced Service Class                       18,534,046            --         18,534,046            77           826
Janus Aspen Enterprise Service Class                      5,757,323        64,852          5,822,175            --           255
Janus Aspen Global Research Service Class                 1,133,095        12,124          1,145,219            --            49
LVIP American Balanced Allocation Standard
   Class                                                  8,409,652            --          8,409,652            --           159
LVIP American Global Growth Service Class II             74,732,936            --         74,732,936        51,300         3,474
LVIP American Global Small Capitalization
   Service Class II                                      65,953,657         1,602         65,955,259            --         3,041
LVIP American Growth Allocation Standard
   Class                                                    651,811            --            651,811            --            16
LVIP American Growth Service Class II                   268,457,791            --        268,457,791        31,796        12,611
LVIP American Growth-Income Service Class II            220,627,612            --        220,627,612       120,429        10,326
LVIP American Income Allocation Standard
   Class                                                      1,344            --              1,344            --            --
LVIP American International Service Class II            136,727,075            --        136,727,075        23,251         6,440
LVIP American Preservation Standard Class                   214,550            --            214,550            --             8
LVIP Baron Growth Opportunities Service Class           184,504,530        56,472        184,561,002            --         8,510










SUBACCOUNT                                             NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income
   Service Class                                   $  1,296,360,971
Delaware VIP REIT Standard Class                          4,258,904
Delaware VIP REIT Service Class                         140,346,986
Delaware VIP Small Cap Value Standard Class               8,057,362
Delaware VIP Small Cap Value Service Class              372,923,143
Delaware VIP Smid Cap Growth Standard Class               9,429,179
Delaware VIP Smid Cap Growth Service Class              169,924,221
Delaware VIP U.S. Growth Service Class                  335,409,773
Delaware VIP Value Standard Class                         7,405,602
Delaware VIP Value Service Class                        250,120,711
DWS Alternative Asset Allocation VIP Class A                637,444
DWS Alternative Asset Allocation VIP Class B             52,997,930
DWS Equity 500 Index VIP Class A                          8,249,499
DWS Small Cap Index VIP Class A                           5,316,825
Fidelity VIP Contrafund Service Class 2               1,147,842,954
Fidelity VIP Growth Initial Class                         5,449,720
Fidelity VIP Growth Service Class 2                     160,663,201
Fidelity VIP Mid Cap Service Class 2                    567,793,371
FTVIPT Franklin Income Securities Class 2               637,025,857
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                                           153
FTVIPT Mutual Shares Securities Class 2                 821,308,773
FTVIPT Templeton Global Bond Securities
   Class 2                                              521,571,310
FTVIPT Templeton Growth Securities Class 2               49,561,031
Goldman Sachs VIT Large Cap Value Service
   Class                                                177,640,451
Huntington VA Balanced                                    3,020,057
Huntington VA Dividend Capture                            1,331,206
Invesco V.I. American Franchise Series I                  2,811,844
Invesco V.I. American Franchise Series II                 1,350,336
Invesco V.I. Core Equity Series I                         9,093,922
Invesco V.I. Core Equity Series II                        2,492,738
Invesco V.I. International Growth Series I                2,842,158
Invesco V.I. International Growth Series II               2,294,969
Janus Aspen Balanced Service Class                       18,533,143
Janus Aspen Enterprise Service Class                      5,821,920
Janus Aspen Global Research Service Class                 1,145,170
LVIP American Balanced Allocation Standard
   Class                                                  8,409,493
LVIP American Global Growth Service Class II             74,678,162
LVIP American Global Small Capitalization
   Service Class II                                      65,952,218
LVIP American Growth Allocation Standard
   Class                                                    651,795
LVIP American Growth Service Class II                   268,413,384
LVIP American Growth-Income Service Class II            220,496,857
LVIP American Income Allocation Standard
   Class                                                      1,344
LVIP American International Service Class II            136,697,384
LVIP American Preservation Standard Class                   214,542
LVIP Baron Growth Opportunities Service Class           184,552,492



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                               MORTALITY &
                                                                                                               EXPENSE
                                                               CONTRACT                         CONTRACT       GUARANTEE
                                                               PURCHASES                        REDEMPTIONS    CHARGES
                                                               DUE FROM                         DUE TO         PAYABLE TO
                                                               THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                               NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                               INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                      INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM
   Standard Class                            $         63,379  $         --   $         63,379   $        --     $       2
LVIP BlackRock Emerging Markets RPM
   Service Class                                   90,560,574       512,428         91,073,002            --         4,209
LVIP BlackRock Equity Dividend RPM
   Standard Class                                     100,978            --            100,978            --             2
LVIP BlackRock Equity Dividend RPM
   Service Class                                  306,461,458     1,089,488        307,550,946            --        14,302
LVIP BlackRock Global Allocation V.I. RPM
   Standard Class                                     279,814            --            279,814            --             9
LVIP BlackRock Global Allocation V.I. RPM
   Service Class                                  308,918,048     2,998,671        311,916,719            --        14,914
LVIP BlackRock Inflation Protected Bond
   Standard Class                                     457,698            --            457,698            --            13
LVIP BlackRock Inflation Protected Bond
   Service Class                                  753,211,040       608,858        753,819,898            --        33,419
LVIP Capital Growth Service Class                 323,262,031            --        323,262,031       211,566         8,925
LVIP Clarion Global Real Estate Service
   Class                                          101,098,340            --        101,098,340        22,377         4,637
LVIP Columbia Small-Mid Cap Growth
   RPM Service Class                              168,019,053       713,406        168,732,459            --         7,812
LVIP Delaware Bond Standard Class                 121,772,609            --        121,772,609        14,227         5,600
LVIP Delaware Bond Service Class                2,446,077,748       212,516      2,446,290,264            --        91,045
LVIP Delaware Diversified Floating Rate
   Standard Class                                     988,570            --            988,570            --            34
LVIP Delaware Diversified Floating Rate
   Service Class                                  669,521,731     1,689,191        671,210,922            --        31,577
LVIP Delaware Foundation Aggressive
   Allocation Standard Class                        7,980,848            --          7,980,848           159           373
LVIP Delaware Foundation Aggressive
   Allocation Service Class                        21,788,173            --         21,788,173        64,648         1,042
LVIP Delaware Growth and Income Service
   Class                                           45,488,902            --         45,488,902         5,313         2,052
LVIP Delaware Social Awareness Standard
   Class                                            9,795,190            63          9,795,253            --           431
LVIP Delaware Social Awareness Service
   Class                                           61,229,622            --         61,229,622         8,513         2,671
LVIP Delaware Special Opportunities Service
   Class                                           50,842,175            --         50,842,175        46,427         2,253
LVIP Dimensional Non-U.S. Equity RPM
   Standard Class                                   1,718,148            --          1,718,148            --            31
LVIP Dimensional Non-U.S. Equity RPM
   Service Class                                   96,130,908       688,451         96,819,359            --         4,480
LVIP Dimensional U.S. Equity RPM
   Standard Class                                   2,289,546            --          2,289,546            --            41
LVIP Dimensional U.S. Equity RPM Service
   Class                                          165,218,620       823,884        166,042,504            --         7,702
LVIP Dimensional/Vanguard Total Bond
   Standard Class                                   2,289,478            --          2,289,478            --            50
LVIP Dimensional/Vanguard Total Bond
   Service Class                                  217,041,371       323,363        217,364,734            --        10,109
LVIP Global Income Service Class                  507,023,444       160,141        507,183,585            --        22,672
LVIP JPMorgan High Yield Service Class            141,107,243       302,547        141,409,790            --         6,121










SUBACCOUNT                                       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM
   Standard Class                            $         63,377
LVIP BlackRock Emerging Markets RPM
   Service Class                                   91,068,793
LVIP BlackRock Equity Dividend RPM
   Standard Class                                     100,976
LVIP BlackRock Equity Dividend RPM
   Service Class                                  307,536,644
LVIP BlackRock Global Allocation V.I. RPM
   Standard Class                                     279,805
LVIP BlackRock Global Allocation V.I. RPM
   Service Class                                  311,901,805
LVIP BlackRock Inflation Protected Bond
   Standard Class                                     457,685
LVIP BlackRock Inflation Protected Bond
   Service Class                                  753,786,479
LVIP Capital Growth Service Class                 323,041,540
LVIP Clarion Global Real Estate Service
   Class                                          101,071,326
LVIP Columbia Small-Mid Cap Growth
   RPM Service Class                              168,724,647
LVIP Delaware Bond Standard Class                 121,752,782
LVIP Delaware Bond Service Class                2,446,199,219
LVIP Delaware Diversified Floating Rate
   Standard Class                                     988,536
LVIP Delaware Diversified Floating Rate
   Service Class                                  671,179,345
LVIP Delaware Foundation Aggressive
   Allocation Standard Class                        7,980,316
LVIP Delaware Foundation Aggressive
   Allocation Service Class                        21,722,483
LVIP Delaware Growth and Income Service
   Class                                           45,481,537
LVIP Delaware Social Awareness Standard
   Class                                            9,794,822
LVIP Delaware Social Awareness Service
   Class                                           61,218,438
LVIP Delaware Special Opportunities Service
   Class                                           50,793,495
LVIP Dimensional Non-U.S. Equity RPM
   Standard Class                                   1,718,117
LVIP Dimensional Non-U.S. Equity RPM
   Service Class                                   96,814,879
LVIP Dimensional U.S. Equity RPM
   Standard Class                                   2,289,505
LVIP Dimensional U.S. Equity RPM Service
   Class                                          166,034,802
LVIP Dimensional/Vanguard Total Bond
   Standard Class                                   2,289,428
LVIP Dimensional/Vanguard Total Bond
   Service Class                                  217,354,625
LVIP Global Income Service Class                  507,160,913
LVIP JPMorgan High Yield Service Class            141,403,669



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                                    MORTALITY &
                                                                                                                    EXPENSE
                                                                    CONTRACT                         CONTRACT       GUARANTEE
                                                                    PURCHASES                        REDEMPTIONS    CHARGES
                                                                    DUE FROM                         DUE TO         PAYABLE TO
                                                                    THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                                    NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                                    INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                           INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service
   Class                                          $    188,130,775  $    981,366   $    189,112,141   $        --     $   8,704
LVIP Managed Risk Profile 2010 Service Class             6,459,161            --          6,459,161            --           295
LVIP Managed Risk Profile 2020 Service Class            16,830,549        78,229         16,908,778            --           756
LVIP Managed Risk Profile 2030 Service Class             9,624,484       104,769          9,729,253            --           448
LVIP Managed Risk Profile 2040 Service Class             6,094,288            --          6,094,288            73           282
LVIP Managed Risk American Balanced
   Allocation Standard Class                               656,944            --            656,944            --            16
LVIP Managed Risk American Growth
   Allocation Standard Class                               466,895            --            466,895            --            14
LVIP Managed Risk Profile Conservative
   Service Class                                     1,094,678,055     1,087,960      1,095,766,015            --        51,901
LVIP Managed Risk Profile Growth Standard
   Class                                                 3,659,238            --          3,659,238            --            72
LVIP Managed Risk Profile Growth Service
   Class                                             6,138,947,283     5,071,260      6,144,018,543            --       263,827
LVIP Managed Risk Profile Moderate Standard
   Class                                                    50,307            --             50,307            --             2
LVIP Managed Risk Profile Moderate Service
   Class                                             5,188,459,790     3,848,548      5,192,308,338            --       224,753
LVIP MFS International Growth Service Class            154,103,340        29,706        154,133,046            --         5,460
LVIP MFS International Growth RPM Service
   Class                                                34,440,867       379,539         34,820,406            --         1,619
LVIP MFS Value Service Class                           850,194,626            --        850,194,626        76,095        27,521
LVIP Mid-Cap Value Service Class                        71,913,132        23,483         71,936,615            --         3,274
LVIP Mondrian International Value Standard
   Class                                                17,944,566            --         17,944,566        33,452           833
LVIP Mondrian International Value Service
   Class                                               323,308,203         7,821        323,316,024            --        12,010
LVIP Money Market Standard Class                        40,533,044            --         40,533,044       389,496         1,787
LVIP Money Market Service Class                        280,188,684            --        280,188,684       776,514        12,363
LVIP SSgA Bond Index Standard Class                        164,429            --            164,429            --             5
LVIP SSgA Bond Index Service Class                     990,779,707     1,305,295        992,085,002            --        46,168
LVIP SSgA Conservative Index Allocation
   Service Class                                        57,593,986            --         57,593,986       403,451         2,679
LVIP SSgA Conservative Structured Allocation
   Service Class                                       189,851,737            --        189,851,737        13,701         9,070
LVIP SSgA Developed International 150
   Standard Class                                           24,965            --             24,965            --             1
LVIP SSgA Developed International 150 Service
   Class                                               149,623,162            --        149,623,162       584,651         6,974
LVIP SSgA Emerging Markets 100 Standard
   Class                                                   279,688            --            279,688            --             6
LVIP SSgA Emerging Markets 100 Service Class           178,269,702            --        178,269,702       397,372         8,320
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                          200,136            --            200,136            --             7
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                       731,323,897       823,070        732,146,967            --        34,541
LVIP SSgA International Index Standard Class               170,140            --            170,140            --             4
LVIP SSgA International Index Service Class            301,309,431        52,023        301,361,454            --        13,875
LVIP SSgA Large Cap 100 Standard Class                     791,929            --            791,929            --            32
LVIP SSgA Large Cap 100 Service Class                  317,818,667            --        317,818,667     1,043,792        14,862
LVIP SSgA Large Cap RPM Standard Class                       1,412            --              1,412            --            --
LVIP SSgA Large Cap RPM Service Class                   25,634,086       314,607         25,948,693            --         1,175










SUBACCOUNT                                            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service
   Class                                          $    189,103,437
LVIP Managed Risk Profile 2010 Service Class             6,458,866
LVIP Managed Risk Profile 2020 Service Class            16,908,022
LVIP Managed Risk Profile 2030 Service Class             9,728,805
LVIP Managed Risk Profile 2040 Service Class             6,093,933
LVIP Managed Risk American Balanced
   Allocation Standard Class                               656,928
LVIP Managed Risk American Growth
   Allocation Standard Class                               466,881
LVIP Managed Risk Profile Conservative
   Service Class                                     1,095,714,114
LVIP Managed Risk Profile Growth Standard
   Class                                                 3,659,166
LVIP Managed Risk Profile Growth Service
   Class                                             6,143,754,716
LVIP Managed Risk Profile Moderate Standard
   Class                                                    50,305
LVIP Managed Risk Profile Moderate Service
   Class                                             5,192,083,585
LVIP MFS International Growth Service Class            154,127,586
LVIP MFS International Growth RPM Service
   Class                                                34,818,787
LVIP MFS Value Service Class                           850,091,010
LVIP Mid-Cap Value Service Class                        71,933,341
LVIP Mondrian International Value Standard
   Class                                                17,910,281
LVIP Mondrian International Value Service
   Class                                               323,304,014
LVIP Money Market Standard Class                        40,141,761
LVIP Money Market Service Class                        279,399,807
LVIP SSgA Bond Index Standard Class                        164,424
LVIP SSgA Bond Index Service Class                     992,038,834
LVIP SSgA Conservative Index Allocation
   Service Class                                        57,187,856
LVIP SSgA Conservative Structured Allocation
   Service Class                                       189,828,966
LVIP SSgA Developed International 150
   Standard Class                                           24,964
LVIP SSgA Developed International 150 Service
   Class                                               149,031,537
LVIP SSgA Emerging Markets 100 Standard
   Class                                                   279,682
LVIP SSgA Emerging Markets 100 Service Class           177,864,010
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                          200,129
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                       732,112,426
LVIP SSgA International Index Standard Class               170,136
LVIP SSgA International Index Service Class            301,347,579
LVIP SSgA Large Cap 100 Standard Class                     791,897
LVIP SSgA Large Cap 100 Service Class                  316,760,013
LVIP SSgA Large Cap RPM Standard Class                       1,412
LVIP SSgA Large Cap RPM Service Class                   25,947,518



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                                    MORTALITY &
                                                                                                                    EXPENSE
                                                                    CONTRACT                         CONTRACT       GUARANTEE
                                                                    PURCHASES                        REDEMPTIONS    CHARGES
                                                                    DUE FROM                         DUE TO         PAYABLE TO
                                                                    THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                                    NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                                    INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                           INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Moderate Index Allocation Service
   Class                                          $    174,581,135  $         --   $    174,581,135   $     3,991     $   8,231
LVIP SSgA Moderate Structured Allocation
   Service Class                                       861,769,681            --        861,769,681        24,084        40,347
LVIP SSgA Moderately Aggressive Index
   Allocation Service Class                            160,537,956       156,161        160,694,117            --         7,407
LVIP SSgA Moderately Aggressive Structured
   Allocation Service Class                            404,492,414       145,007        404,637,421            --        19,138
LVIP SSgA S&P 500 Index Standard Class                  36,207,330            --         36,207,330        11,738         1,482
LVIP SSgA S&P 500 Index Service Class                  840,054,622            --        840,054,622     1,348,251        38,708
LVIP SSgA Small-Cap Index Standard Class                   613,190        12,600            625,790            --            15
LVIP SSgA Small-Cap Index Service Class                297,706,723            --        297,706,723       117,459        13,562
LVIP SSgA Small-Cap RPM Standard Class                      40,067            --             40,067            --             1
LVIP SSgA Small-Cap RPM Service Class                   26,759,224       388,148         27,147,372            --         1,251
LVIP SSgA Small-Mid Cap 200 Standard Class                 792,826            --            792,826            --            27
LVIP SSgA Small-Mid Cap 200 Service Class              111,072,203            --        111,072,203       321,287         5,182
LVIP T. Rowe Price Growth Stock Service Class          188,523,678        81,418        188,605,096            --         8,689
LVIP T. Rowe Price Structured Mid-Cap
   Growth Standard Class                                 2,694,208            --          2,694,208         1,406           128
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                                 87,622,483            --         87,622,483        99,697         3,927
LVIP Templeton Growth RPM Service Class                377,612,987     1,550,619        379,163,606            --        17,259
LVIP UBS Large Cap Growth RPM Standard
   Class                                                 2,446,898            14          2,446,912            --           124
LVIP UBS Large Cap Growth RPM Service
   Class                                               160,064,077       534,999        160,599,076            --         7,608
LVIP Vanguard Domestic Equity ETF Standard
   Class                                                   375,050            --            375,050            --            13
LVIP Vanguard Domestic Equity ETF Service
   Class                                                81,270,075            --         81,270,075        14,345         3,654
LVIP Vanguard International Equity ETF
   Standard Class                                          359,174            --            359,174            --            12
LVIP Vanguard International Equity ETF
   Service Class                                        41,587,108        20,221         41,607,329            --         1,886
LVIP VIP Contrafund RPM Standard Class                     112,803            --            112,803            --             3
LVIP VIP Contrafund RPM Service Class                   95,072,594       567,489         95,640,083            --         4,388
Lord Abbett Fundamental Equity Class VC                 17,241,592            --         17,241,592         3,311           445
MFS VIT Core Equity Service Class                        2,924,999            --          2,924,999       137,196           134
MFS VIT Growth Initial Class                             3,411,724            --          3,411,724           118           131
MFS VIT Growth Service Class                            38,990,553        22,726         39,013,279            --         1,661
MFS VIT Total Return Initial Class                      10,232,986            --         10,232,986           176           402
MFS VIT Utilities Initial Class                         10,793,240           803         10,794,043            --           417
MFS VIT Utilities Service Class                        217,756,939         8,328        217,765,267            --         9,654
Morgan Stanley UIF Capital Growth Class II               1,998,769            --          1,998,769           649            51
NB AMT Mid Cap Intrinsic Value I Class                  40,755,092            --         40,755,092        61,341         1,842
Oppenheimer Global Fund/VA Service Class                 8,795,209            --          8,795,209         2,347           233
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                        12,320,958            --         12,320,958        24,269           532
Putnam VT Global Health Care Class IB                    4,055,414           580          4,055,994            --           172
Putnam VT Growth & Income Class IB                       1,743,437         1,555          1,744,992            --            78










SUBACCOUNT                                            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Moderate Index Allocation Service
   Class                                          $    174,568,913
LVIP SSgA Moderate Structured Allocation
   Service Class                                       861,705,250
LVIP SSgA Moderately Aggressive Index
   Allocation Service Class                            160,686,710
LVIP SSgA Moderately Aggressive Structured
   Allocation Service Class                            404,618,283
LVIP SSgA S&P 500 Index Standard Class                  36,194,110
LVIP SSgA S&P 500 Index Service Class                  838,667,663
LVIP SSgA Small-Cap Index Standard Class                   625,775
LVIP SSgA Small-Cap Index Service Class                297,575,702
LVIP SSgA Small-Cap RPM Standard Class                      40,066
LVIP SSgA Small-Cap RPM Service Class                   27,146,121
LVIP SSgA Small-Mid Cap 200 Standard Class                 792,799
LVIP SSgA Small-Mid Cap 200 Service Class              110,745,734
LVIP T. Rowe Price Growth Stock Service Class          188,596,407
LVIP T. Rowe Price Structured Mid-Cap
   Growth Standard Class                                 2,692,674
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                                 87,518,859
LVIP Templeton Growth RPM Service Class                379,146,347
LVIP UBS Large Cap Growth RPM Standard
   Class                                                 2,446,788
LVIP UBS Large Cap Growth RPM Service
   Class                                               160,591,468
LVIP Vanguard Domestic Equity ETF Standard
   Class                                                   375,037
LVIP Vanguard Domestic Equity ETF Service
   Class                                                81,252,076
LVIP Vanguard International Equity ETF
   Standard Class                                          359,162
LVIP Vanguard International Equity ETF
   Service Class                                        41,605,443
LVIP VIP Contrafund RPM Standard Class                     112,800
LVIP VIP Contrafund RPM Service Class                   95,635,695
Lord Abbett Fundamental Equity Class VC                 17,237,836
MFS VIT Core Equity Service Class                        2,787,669
MFS VIT Growth Initial Class                             3,411,475
MFS VIT Growth Service Class                            39,011,618
MFS VIT Total Return Initial Class                      10,232,408
MFS VIT Utilities Initial Class                         10,793,626
MFS VIT Utilities Service Class                        217,755,613
Morgan Stanley UIF Capital Growth Class II               1,998,069
NB AMT Mid Cap Intrinsic Value I Class                  40,691,909
Oppenheimer Global Fund/VA Service Class                 8,792,629
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                        12,296,157
Putnam VT Global Health Care Class IB                    4,055,822
Putnam VT Growth & Income Class IB                       1,744,914



See accompanying notes.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                              DIVIDENDS
                                                                              FROM          MORTALITY AND        NET
                                                                              INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                                    INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        $       6,191     $     (434,031)  $     (427,840)
ABVPSF Growth and Income Class B                                                 1,822,455           (944,474)         877,981
ABVPSF International Value Class B                                               4,108,129           (912,480)       3,195,649
ABVPSF Large Cap Growth Class B                                                         --           (151,018)        (151,018)
ABVPSF Small/Mid Cap Value Class B                                                 766,671         (2,842,946)      (2,076,275)
American Century VP Inflation Protection Class II                                2,197,850         (2,857,592)        (659,742)
American Funds Asset Allocation Class 1                                              9,042             (3,693)           5,349
American Funds Blue Chip Income and Growth Class 1                                  18,548            (10,058)           8,490
American Funds Bond Class 1                                                         13,660             (3,087)          10,573
American Funds Global Balanced Class 1                                               3,657             (1,004)           2,653
American Funds Global Bond Class 1                                                      --             (5,731)          (5,731)
American Funds Global Discovery Class 1                                                187                (94)              93
American Funds Global Growth Class 1                                                 2,116               (746)           1,370
American Funds Global Growth Class 2                                             3,753,150         (4,745,908)        (992,758)
American Funds Global Growth and Income Class 1                                      4,607               (513)           4,094
American Funds Global Small Capitalization Class 1                                     242               (483)            (241)
American Funds Global Small Capitalization Class 2                               3,820,410         (5,760,939)      (1,940,529)
American Funds Growth Class 1                                                       14,310             (8,563)           5,747
American Funds Growth Class 2                                                   14,937,686        (26,680,352)     (11,742,666)
American Funds Growth-Income Class 1                                                 9,768             (1,904)           7,864
American Funds Growth-Income Class 2                                            26,753,541        (29,714,051)      (2,960,510)
American Funds High-Income Bond Class 1                                             20,926             (2,611)          18,315
American Funds International Class 1                                                 6,018             (3,537)           2,481
American Funds International Class 2                                             9,848,138        (10,906,914)      (1,058,776)
American Funds International Growth and Income Class 1                              19,133             (3,071)          16,062
American Funds Managed Risk Asset Allocation Class P1                                3,865               (752)           3,113
American Funds Managed Risk Blue Chip Income and Growth Class P1                       177                (21)             156
American Funds Managed Risk Growth Class P1                                            327               (110)             217
American Funds Managed Risk Growth-Income Class P1                                      61                 (2)              59
American Funds Mortgage Class 1                                                      2,275             (2,318)             (43)
American Funds New World Class 1                                                     8,242             (2,512)           5,730
American Funds U.S. Government/AAA-Rated Securities Class 1                          2,802             (3,159)            (357)
BlackRock Global Allocation V.I. Class I                                             7,244             (2,210)           5,034
BlackRock Global Allocation V.I. Class III                                      14,119,161        (23,406,996)      (9,287,835)
Delaware VIP Diversified Income Standard Class                                       1,970             (2,163)            (193)
Delaware VIP Diversified Income Service Class                                   30,292,495        (22,624,852)       7,667,643
Delaware VIP Emerging Markets Service Class                                      5,185,591         (5,856,673)        (671,082)
Delaware VIP High Yield Standard Class                                             742,215           (103,194)         639,021
Delaware VIP High Yield Service Class                                           17,238,948         (3,933,110)      13,305,838
Delaware VIP International Value Equity Standard Class                               3,278             (3,038)             240
Delaware VIP Limited-Term Diversified Income Standard Class                          4,934             (5,193)            (259)
Delaware VIP Limited-Term Diversified Income Service Class                      14,934,877        (15,570,032)        (635,155)
Delaware VIP REIT Standard Class                                                    66,148            (62,835)           3,313
Delaware VIP REIT Service Class                                                  2,046,682         (2,629,427)        (582,745)
Delaware VIP Small Cap Value Standard Class                                         55,667           (106,997)         (51,330)
Delaware VIP Small Cap Value Service Class                                       1,839,902         (5,892,495)      (4,052,593)
Delaware VIP Smid Cap Growth Standard Class                                          2,123           (120,025)        (117,902)
Delaware VIP Smid Cap Growth Service Class                                              --         (2,461,174)      (2,461,174)
Delaware VIP U.S. Growth Service Class                                             378,466         (3,539,302)      (3,160,836)
Delaware VIP Value Standard Class                                                  115,469            (95,053)          20,416
Delaware VIP Value Service Class                                                 3,400,817         (3,774,552)        (373,735)
DWS Alternative Asset Allocation VIP Class A                                         1,735             (3,156)          (1,421)
DWS Alternative Asset Allocation VIP Class B                                       920,470           (883,353)          37,117
DWS Equity 500 Index VIP Class A                                                   345,927           (196,623)         149,304
DWS Equity 500 Index VIP Class B                                                   396,462           (159,657)         236,805
DWS Small Cap Index VIP Class A                                                     83,834            (79,579)           4,255
DWS Small Cap Index VIP Class B                                                    172,171            (71,828)         100,343


                                                                                              DIVIDENDS
                                                                                              FROM           TOTAL
                                                                             NET REALIZED     NET REALIZED   NET REALIZED
                                                                             GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                                   ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        $      620,618   $          --   $     620,618
ABVPSF Growth and Income Class B                                                 34,702,592              --      34,702,592
ABVPSF International Value Class B                                               (9,882,657)             --      (9,882,657)
ABVPSF Large Cap Growth Class B                                                     644,988              --         644,988
ABVPSF Small/Mid Cap Value Class B                                               10,607,653      10,474,967      21,082,620
American Century VP Inflation Protection Class II                                17,770,660      15,768,821      33,539,481
American Funds Asset Allocation Class 1                                                 260              --             260
American Funds Blue Chip Income and Growth Class 1                                   17,181              --          17,181
American Funds Bond Class 1                                                            (179)          2,469           2,290
American Funds Global Balanced Class 1                                                2,410           1,707           4,117
American Funds Global Bond Class 1                                                   (3,024)          5,203           2,179
American Funds Global Discovery Class 1                                               4,530           2,034           6,564
American Funds Global Growth Class 1                                                    528              --             528
American Funds Global Growth Class 2                                             15,061,326              --      15,061,326
American Funds Global Growth and Income Class 1                                         129              --             129
American Funds Global Small Capitalization Class 1                                      210              --             210
American Funds Global Small Capitalization Class 2                               14,626,969              --      14,626,969
American Funds Growth Class 1                                                         7,161              --           7,161
American Funds Growth Class 2                                                    90,372,068              --      90,372,068
American Funds Growth-Income Class 1                                                    992              --             992
American Funds Growth-Income Class 2                                             89,524,209              --      89,524,209
American Funds High-Income Bond Class 1                                                (500)             --            (500)
American Funds International Class 1                                                  3,132              --           3,132
American Funds International Class 2                                             14,268,499              --      14,268,499
American Funds International Growth and Income Class 1                                  634          11,750          12,384
American Funds Managed Risk Asset Allocation Class P1                                    86              --              86
American Funds Managed Risk Blue Chip Income and Growth Class P1                          1              --               1
American Funds Managed Risk Growth Class P1                                              10              --              10
American Funds Managed Risk Growth-Income Class P1                                       --              --              --
American Funds Mortgage Class 1                                                        (110)            261             151
American Funds New World Class 1                                                      1,047             409           1,456
American Funds U.S. Government/AAA-Rated Securities Class 1                         (11,471)          9,259          (2,212)
BlackRock Global Allocation V.I. Class I                                              1,008          20,896          21,904
BlackRock Global Allocation V.I. Class III                                       14,629,737      55,965,196      70,594,933
Delaware VIP Diversified Income Standard Class                                       (2,208)          1,144          (1,064)
Delaware VIP Diversified Income Service Class                                      (346,232)     19,631,617      19,285,385
Delaware VIP Emerging Markets Service Class                                       4,341,490              --       4,341,490
Delaware VIP High Yield Standard Class                                              382,760              --         382,760
Delaware VIP High Yield Service Class                                             6,110,240              --       6,110,240
Delaware VIP International Value Equity Standard Class                              (11,046)             --         (11,046)
Delaware VIP Limited-Term Diversified Income Standard Class                            (752)             --            (752)
Delaware VIP Limited-Term Diversified Income Service Class                       (1,654,789)             --      (1,654,789)
Delaware VIP REIT Standard Class                                                     32,081              --          32,081
Delaware VIP REIT Service Class                                                   2,801,314              --       2,801,314
Delaware VIP Small Cap Value Standard Class                                         486,643         352,959         839,602
Delaware VIP Small Cap Value Service Class                                       17,419,108      16,511,945      33,931,053
Delaware VIP Smid Cap Growth Standard Class                                         430,771         471,642         902,413
Delaware VIP Smid Cap Growth Service Class                                        6,883,691       8,370,286      15,253,977
Delaware VIP U.S. Growth Service Class                                           17,246,016      11,272,893      28,518,909
Delaware VIP Value Standard Class                                                   300,939              --         300,939
Delaware VIP Value Service Class                                                 12,555,323              --      12,555,323
DWS Alternative Asset Allocation VIP Class A                                           (788)             --            (788)
DWS Alternative Asset Allocation VIP Class B                                        163,330              --         163,330
DWS Equity 500 Index VIP Class A                                                  4,029,386         410,915       4,440,301
DWS Equity 500 Index VIP Class B                                                  6,838,765         546,109       7,384,874
DWS Small Cap Index VIP Class A                                                     243,009         201,529         444,538
DWS Small Cap Index VIP Class B                                                   2,163,742         484,129       2,647,871


                                                                             NET CHANGE        NET INCREASE
                                                                             IN UNREALIZED     (DECREASE)
                                                                             APPRECIATION OR   IN NET ASSETS
                                                                             DEPRECIATION      RESULTING
SUBACCOUNT                                                                   ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        $     5,084,857   $     5,277,635
ABVPSF Growth and Income Class B                                                 (11,084,075)       24,496,498
ABVPSF International Value Class B                                                26,198,610        19,511,602
ABVPSF Large Cap Growth Class B                                                    2,305,479         2,799,449
ABVPSF Small/Mid Cap Value Class B                                                32,641,063        51,647,408
American Century VP Inflation Protection Class II                                (42,745,360)       (9,865,621)
American Funds Asset Allocation Class 1                                               44,336            49,945
American Funds Blue Chip Income and Growth Class 1                                   171,868           197,539
American Funds Bond Class 1                                                          (17,951)           (5,088)
American Funds Global Balanced Class 1                                                 6,083            12,853
American Funds Global Bond Class 1                                                    (6,939)          (10,491)
American Funds Global Discovery Class 1                                                 (924)            5,733
American Funds Global Growth Class 1                                                  19,171            21,069
American Funds Global Growth Class 2                                              60,136,168        74,204,736
American Funds Global Growth and Income Class 1                                        6,264            10,487
American Funds Global Small Capitalization Class 1                                    12,493            12,462
American Funds Global Small Capitalization Class 2                                91,343,481       104,029,921
American Funds Growth Class 1                                                        164,673           177,581
American Funds Growth Class 2                                                    326,110,704       404,740,106
American Funds Growth-Income Class 1                                                  64,741            73,597
American Funds Growth-Income Class 2                                             467,879,436       554,443,135
American Funds High-Income Bond Class 1                                               (6,213)           11,602
American Funds International Class 1                                                  44,867            50,480
American Funds International Class 2                                             119,788,911       132,998,634
American Funds International Growth and Income Class 1                                23,283            51,729
American Funds Managed Risk Asset Allocation Class P1                                 24,094            27,293
American Funds Managed Risk Blue Chip Income and Growth Class P1                         872             1,029
American Funds Managed Risk Growth Class P1                                            1,520             1,747
American Funds Managed Risk Growth-Income Class P1                                       147               206
American Funds Mortgage Class 1                                                       (6,315)           (6,207)
American Funds New World Class 1                                                      25,764            32,950
American Funds U.S. Government/AAA-Rated Securities Class 1                           (8,881)          (11,450)
BlackRock Global Allocation V.I. Class I                                              13,074            40,012
BlackRock Global Allocation V.I. Class III                                        93,822,866       155,129,964
Delaware VIP Diversified Income Standard Class                                          (558)           (1,815)
Delaware VIP Diversified Income Service Class                                    (71,365,727)      (44,412,699)
Delaware VIP Emerging Markets Service Class                                       24,441,965        28,112,373
Delaware VIP High Yield Standard Class                                              (429,579)          592,202
Delaware VIP High Yield Service Class                                             (3,181,721)       16,234,357
Delaware VIP International Value Equity Standard Class                                50,190            39,384
Delaware VIP Limited-Term Diversified Income Standard Class                           (2,363)           (3,374)
Delaware VIP Limited-Term Diversified Income Service Class                       (27,575,156)      (29,865,100)
Delaware VIP REIT Standard Class                                                      (2,359)           33,035
Delaware VIP REIT Service Class                                                   (1,691,895)          526,674
Delaware VIP Small Cap Value Standard Class                                        1,284,911         2,073,183
Delaware VIP Small Cap Value Service Class                                        64,867,532        94,745,992
Delaware VIP Smid Cap Growth Standard Class                                        2,022,154         2,806,665
Delaware VIP Smid Cap Growth Service Class                                        35,339,747        48,132,550
Delaware VIP U.S. Growth Service Class                                            62,455,438        87,813,511
Delaware VIP Value Standard Class                                                  1,465,995         1,787,350
Delaware VIP Value Service Class                                                  46,303,024        58,484,612
DWS Alternative Asset Allocation VIP Class A                                           6,938             4,729
DWS Alternative Asset Allocation VIP Class B                                        (700,499)         (500,052)
DWS Equity 500 Index VIP Class A                                                    (705,958)        3,883,647
DWS Equity 500 Index VIP Class B                                                  (3,701,998)        3,919,681
DWS Small Cap Index VIP Class A                                                    1,103,588         1,552,381
DWS Small Cap Index VIP Class B                                                     (923,878)        1,824,336



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEAR ENDED DECEMBER 31, 2013




                                                                       DIVIDENDS
                                                                       FROM          MORTALITY AND        NET
                                                                       INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                             INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                               $   8,726,098     $  (17,506,775)  $   (8,780,677)
Fidelity VIP Equity-Income Initial Class                                         --            (33,572)         (33,572)
Fidelity VIP Equity-Income Service Class 2                                      260           (214,143)        (213,883)
Fidelity VIP Growth Initial Class                                            14,024            (69,748)         (55,724)
Fidelity VIP Growth Service Class 2                                          66,577         (2,464,828)      (2,398,251)
Fidelity VIP Mid Cap Service Class 2                                      1,405,718         (8,562,260)      (7,156,542)
Fidelity VIP Overseas Initial Class                                              --             (8,461)          (8,461)
Fidelity VIP Overseas Service Class 2                                            --           (439,883)        (439,883)
FTVIPT Franklin Income Securities Class 2                                38,662,655         (9,710,008)      28,952,647
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                          --           (609,204)        (609,204)
FTVIPT Mutual Shares Securities Class 2                                  15,892,395         (9,531,889)       6,360,506
FTVIPT Templeton Global Bond Securities Class 2                          26,180,737         (8,771,815)      17,408,922
FTVIPT Templeton Growth Securities Class 2                                1,283,912           (804,002)         479,910
Goldman Sachs VIT Large Cap Value Service Class                           1,580,388         (1,613,932)         (33,544)
Huntington VA Balanced                                                       57,218            (43,878)          13,340
Huntington VA Dividend Capture                                               38,857            (17,359)          21,498
Invesco V.I. American Franchise Series I                                     11,461            (38,026)         (26,565)
Invesco V.I. American Franchise Series II                                     3,058            (20,144)         (17,086)
Invesco V.I. Core Equity Series I                                           121,043           (131,852)         (10,809)
Invesco V.I. Core Equity Series II                                           29,242            (38,552)          (9,310)
Invesco V.I. International Growth Series I                                   34,266            (41,744)          (7,478)
Invesco V.I. International Growth Series II                                  21,877            (34,087)         (12,210)
Janus Aspen Balanced Service Class                                          242,971           (293,926)         (50,955)
Janus Aspen Enterprise Service Class                                         20,561            (92,417)         (71,856)
Janus Aspen Global Research Service Class                                    11,443            (17,064)          (5,621)
LVIP American Balanced Allocation Standard Class                            164,816            (41,781)         123,035
LVIP American Global Growth Service Class II                                584,121         (1,064,331)        (480,210)
LVIP American Global Small Capitalization Service Class II                  141,312           (983,089)        (841,777)
LVIP American Growth Allocation Standard Class                               11,856             (3,074)           8,782
LVIP American Growth Service Class II                                     1,432,178         (4,080,241)      (2,648,063)
LVIP American Growth-Income Service Class II                              2,018,616         (3,278,529)      (1,259,913)
LVIP American Income Allocation Standard Class                                   28                 (3)              25
LVIP American International Service Class II                              1,258,036         (2,127,502)        (869,466)
LVIP American Preservation Standard Class                                     2,418               (546)           1,872
LVIP Baron Growth Opportunities Service Class                               684,784         (2,592,147)      (1,907,363)
LVIP BlackRock Emerging Markets RPM Standard Class                              486               (160)             326
LVIP BlackRock Emerging Markets RPM Service Class                           447,886           (761,372)        (313,486)
LVIP BlackRock Equity Dividend RPM Standard Class                             1,418                (53)           1,365
LVIP BlackRock Equity Dividend RPM Service Class                          3,584,798         (2,936,493)         648,305
LVIP BlackRock Global Allocation V.I. RPM Standard Class                         --               (423)            (423)
LVIP BlackRock Global Allocation V.I. RPM Service Class                          --         (1,451,804)      (1,451,804)
LVIP BlackRock Inflation Protected Bond Standard Class                        1,488             (3,297)          (1,809)
LVIP BlackRock Inflation Protected Bond Service Class                     2,073,931        (10,333,504)      (8,259,573)
LVIP Capital Growth Service Class                                                --         (2,975,376)      (2,975,376)
LVIP Clarion Global Real Estate Service Class                                    --         (1,676,921)      (1,676,921)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                             --         (1,536,639)      (1,536,639)
LVIP Delaware Bond Standard Class                                         2,259,122         (2,250,215)           8,907
LVIP Delaware Bond Service Class                                         36,425,672        (32,543,131)       3,882,541
LVIP Delaware Diversified Floating Rate Standard Class                        7,219             (4,588)           2,631
LVIP Delaware Diversified Floating Rate Service Class                     3,182,838         (6,679,520)      (3,496,682)
LVIP Delaware Foundation Aggressive Allocation Standard Class               117,642           (146,696)         (29,054)
LVIP Delaware Foundation Aggressive Allocation Service Class                271,778           (375,414)        (103,636)
LVIP Delaware Growth and Income Service Class                               589,460           (670,629)         (81,169)
LVIP Delaware Social Awareness Standard Class                               112,452           (152,319)         (39,867)
LVIP Delaware Social Awareness Service Class                                515,979           (849,676)        (333,697)
LVIP Delaware Special Opportunities Service Class                           367,408           (758,861)        (391,453)
LVIP Dimensional Non-U.S. Equity RPM Standard Class                          29,069             (7,099)          21,970


                                                                                       DIVIDENDS
                                                                                       FROM           TOTAL
                                                                      NET REALIZED     NET REALIZED   NET REALIZED
                                                                      GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                            ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                               $   37,304,098   $     305,583   $  37,609,681
Fidelity VIP Equity-Income Initial Class                                     347,290          17,358         364,648
Fidelity VIP Equity-Income Service Class 2                                 2,416,278          97,129       2,513,407
Fidelity VIP Growth Initial Class                                             85,512           3,339          88,851
Fidelity VIP Growth Service Class 2                                        8,602,737         101,313       8,704,050
Fidelity VIP Mid Cap Service Class 2                                      16,588,700      67,606,729      84,195,429
Fidelity VIP Overseas Initial Class                                           69,867              --          69,867
Fidelity VIP Overseas Service Class 2                                      5,818,570              --       5,818,570
FTVIPT Franklin Income Securities Class 2                                  5,069,443              --       5,069,443
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                   23,061,593              --      23,061,593
FTVIPT Mutual Shares Securities Class 2                                   25,561,425              --      25,561,425
FTVIPT Templeton Global Bond Securities Class 2                            8,013,874       6,759,514      14,773,388
FTVIPT Templeton Growth Securities Class 2                                 1,150,873              --       1,150,873
Goldman Sachs VIT Large Cap Value Service Class                            7,191,419      19,271,221      26,462,640
Huntington VA Balanced                                                        32,524          26,925          59,449
Huntington VA Dividend Capture                                                28,242              --          28,242
Invesco V.I. American Franchise Series I                                      96,800              --          96,800
Invesco V.I. American Franchise Series II                                     33,496              --          33,496
Invesco V.I. Core Equity Series I                                            420,573              --         420,573
Invesco V.I. Core Equity Series II                                           147,796              --         147,796
Invesco V.I. International Growth Series I                                   215,362              --         215,362
Invesco V.I. International Growth Series II                                  106,122              --         106,122
Janus Aspen Balanced Service Class                                           525,993         997,602       1,523,595
Janus Aspen Enterprise Service Class                                         734,294              --         734,294
Janus Aspen Global Research Service Class                                     62,906              --          62,906
LVIP American Balanced Allocation Standard Class                               4,388          30,702          35,090
LVIP American Global Growth Service Class II                               1,895,411              --       1,895,411
LVIP American Global Small Capitalization Service Class II                 1,457,514              --       1,457,514
LVIP American Growth Allocation Standard Class                                   658           2,339           2,997
LVIP American Growth Service Class II                                      6,632,918              --       6,632,918
LVIP American Growth-Income Service Class II                               6,517,008              --       6,517,008
LVIP American Income Allocation Standard Class                                    --               2               2
LVIP American International Service Class II                               2,476,772              --       2,476,772
LVIP American Preservation Standard Class                                        171              --             171
LVIP Baron Growth Opportunities Service Class                              9,828,136      12,810,179      22,638,315
LVIP BlackRock Emerging Markets RPM Standard Class                               (33)             --             (33)
LVIP BlackRock Emerging Markets RPM Service Class                           (191,636)             --        (191,636)
LVIP BlackRock Equity Dividend RPM Standard Class                                  3              --               3
LVIP BlackRock Equity Dividend RPM Service Class                           1,826,190              --       1,826,190
LVIP BlackRock Global Allocation V.I. RPM Standard Class                           4             422             426
LVIP BlackRock Global Allocation V.I. RPM Service Class                      155,194         464,114         619,308
LVIP BlackRock Inflation Protected Bond Standard Class                        (8,296)          7,065          (1,231)
LVIP BlackRock Inflation Protected Bond Service Class                     (5,549,604)     19,551,764      14,002,160
LVIP Capital Growth Service Class                                         14,041,430              --      14,041,430
LVIP Clarion Global Real Estate Service Class                              4,071,668              --       4,071,668
LVIP Columbia Small-Mid Cap Growth RPM Service Class                         968,216       1,853,240       2,821,456
LVIP Delaware Bond Standard Class                                          1,661,383       1,489,477       3,150,860
LVIP Delaware Bond Service Class                                           4,132,190      27,960,867      32,093,057
LVIP Delaware Diversified Floating Rate Standard Class                           (24)             --             (24)
LVIP Delaware Diversified Floating Rate Service Class                         65,836              --          65,836
LVIP Delaware Foundation Aggressive Allocation Standard Class                259,306              --         259,306
LVIP Delaware Foundation Aggressive Allocation Service Class                 879,254              --         879,254
LVIP Delaware Growth and Income Service Class                              2,162,055       1,117,297       3,279,352
LVIP Delaware Social Awareness Standard Class                                781,625         174,311         955,936
LVIP Delaware Social Awareness Service Class                               2,938,921       1,071,638       4,010,559
LVIP Delaware Special Opportunities Service Class                          1,184,496       4,072,269       5,256,765
LVIP Dimensional Non-U.S. Equity RPM Standard Class                           10,380           1,232          11,612


                                                                      NET CHANGE        NET INCREASE
                                                                      IN UNREALIZED     (DECREASE)
                                                                      APPRECIATION OR   IN NET ASSETS
                                                                      DEPRECIATION      RESULTING
SUBACCOUNT                                                            ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                               $   240,308,847   $   269,137,851
Fidelity VIP Equity-Income Initial Class                                      670,085         1,001,161
Fidelity VIP Equity-Income Service Class 2                                  3,132,140         5,431,664
Fidelity VIP Growth Initial Class                                           1,432,453         1,465,580
Fidelity VIP Growth Service Class 2                                        35,563,204        41,869,003
Fidelity VIP Mid Cap Service Class 2                                       74,232,293       151,271,180
Fidelity VIP Overseas Initial Class                                           116,119           177,525
Fidelity VIP Overseas Service Class 2                                       2,438,470         7,817,157
FTVIPT Franklin Income Securities Class 2                                  35,863,934        69,886,024
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                    (7,116,865)       15,335,524
FTVIPT Mutual Shares Securities Class 2                                   149,773,803       181,695,734
FTVIPT Templeton Global Bond Securities Class 2                           (32,493,561)         (311,251)
FTVIPT Templeton Growth Securities Class 2                                 10,468,756        12,099,539
Goldman Sachs VIT Large Cap Value Service Class                            20,221,525        46,650,621
Huntington VA Balanced                                                        287,085           359,874
Huntington VA Dividend Capture                                                162,295           212,035
Invesco V.I. American Franchise Series I                                      799,424           869,659
Invesco V.I. American Franchise Series II                                     382,367           398,777
Invesco V.I. Core Equity Series I                                           1,722,247         2,132,011
Invesco V.I. Core Equity Series II                                            439,409           577,895
Invesco V.I. International Growth Series I                                    247,266           455,150
Invesco V.I. International Growth Series II                                   246,691           340,603
Janus Aspen Balanced Service Class                                          1,502,135         2,974,775
Janus Aspen Enterprise Service Class                                          835,747         1,498,185
Janus Aspen Global Research Service Class                                     194,808           252,093
LVIP American Balanced Allocation Standard Class                              612,165           770,290
LVIP American Global Growth Service Class II                               13,439,102        14,854,303
LVIP American Global Small Capitalization Service Class II                 12,461,992        13,077,729
LVIP American Growth Allocation Standard Class                                 59,049            70,828
LVIP American Growth Service Class II                                      53,074,467        57,059,322
LVIP American Growth-Income Service Class II                               45,503,364        50,760,459
LVIP American Income Allocation Standard Class                                     29                56
LVIP American International Service Class II                               20,371,692        21,978,998
LVIP American Preservation Standard Class                                      (3,145)           (1,102)
LVIP Baron Growth Opportunities Service Class                              27,709,947        48,440,899
LVIP BlackRock Emerging Markets RPM Standard Class                             (1,385)           (1,092)
LVIP BlackRock Emerging Markets RPM Service Class                          (1,638,933)       (2,144,055)
LVIP BlackRock Equity Dividend RPM Standard Class                               1,717             3,085
LVIP BlackRock Equity Dividend RPM Service Class                           23,325,594        25,800,089
LVIP BlackRock Global Allocation V.I. RPM Standard Class                        5,907             5,910
LVIP BlackRock Global Allocation V.I. RPM Service Class                    12,735,871        11,903,375
LVIP BlackRock Inflation Protected Bond Standard Class                        (34,956)          (37,996)
LVIP BlackRock Inflation Protected Bond Service Class                     (80,174,710)      (74,432,123)
LVIP Capital Growth Service Class                                          76,015,886        87,081,940
LVIP Clarion Global Real Estate Service Class                              (1,062,040)        1,332,707
LVIP Columbia Small-Mid Cap Growth RPM Service Class                       16,529,524        17,814,341
LVIP Delaware Bond Standard Class                                          (8,653,943)       (5,494,176)
LVIP Delaware Bond Service Class                                         (132,192,644)      (96,217,046)
LVIP Delaware Diversified Floating Rate Standard Class                         (2,662)              (55)
LVIP Delaware Diversified Floating Rate Service Class                        (478,554)       (3,909,400)
LVIP Delaware Foundation Aggressive Allocation Standard Class               1,198,972         1,429,224
LVIP Delaware Foundation Aggressive Allocation Service Class                2,767,603         3,543,221
LVIP Delaware Growth and Income Service Class                               7,578,017        10,776,200
LVIP Delaware Social Awareness Standard Class                               1,796,250         2,712,319
LVIP Delaware Social Awareness Service Class                               11,235,370        14,912,232
LVIP Delaware Special Opportunities Service Class                           7,405,013        12,270,325
LVIP Dimensional Non-U.S. Equity RPM Standard Class                           116,365           149,947



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEAR ENDED DECEMBER 31, 2013




                                                                            DIVIDENDS
                                                                            FROM          MORTALITY AND        NET
                                                                            INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                                  INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Dimensional Non-U.S. Equity RPM Service Class                         $   1,408,570     $     (880,367)  $      528,203
LVIP Dimensional U.S. Equity RPM Standard Class                                   20,864             (8,460)          12,404
LVIP Dimensional U.S. Equity RPM Service Class                                 1,125,812         (1,587,690)        (461,878)
LVIP Dimensional/Vanguard Total Bond Standard Class                               28,716            (10,283)          18,433
LVIP Dimensional/Vanguard Total Bond Service Class                             2,323,241         (2,826,252)        (503,011)
LVIP Global Income Service Class                                               1,304,671         (8,157,450)      (6,852,779)
LVIP JPMorgan High Yield Service Class                                         6,168,850         (2,101,780)       4,067,070
LVIP JPMorgan Mid Cap Value RPM Service Class                                    399,712         (1,622,549)      (1,222,837)
LVIP Managed Risk Profile 2010 Service Class                                      68,406           (115,826)         (47,420)
LVIP Managed Risk Profile 2020 Service Class                                     184,451           (266,285)         (81,834)
LVIP Managed Risk Profile 2030 Service Class                                      99,684           (160,546)         (60,862)
LVIP Managed Risk Profile 2040 Service Class                                      59,553            (98,161)         (38,608)
LVIP Managed Risk American Balanced Allocation Standard Class                     11,167             (3,598)           7,569
LVIP Managed Risk American Growth Allocation Standard Class                        6,268             (1,123)           5,145
LVIP Managed Risk Profile Conservative Standard Class                                 --                (24)             (24)
LVIP Managed Risk Profile Conservative Service Class                          18,120,495        (16,925,615)       1,194,880
LVIP Managed Risk Profile Growth Standard Class                                   60,528            (12,129)          48,399
LVIP Managed Risk Profile Growth Service Class                                86,952,798        (67,135,170)      19,817,628
LVIP Managed Risk Profile Moderate Standard Class                                    843               (109)             734
LVIP Managed Risk Profile Moderate Service Class                              74,702,736        (64,385,410)      10,317,326
LVIP MFS International Growth Service Class                                      812,964         (1,827,179)      (1,014,215)
LVIP MFS International Growth RPM Service Class                                  158,796           (131,634)          27,162
LVIP MFS Value Service Class                                                  11,241,236         (9,007,038)       2,234,198
LVIP Mid-Cap Value Service Class                                                 149,667         (1,077,326)        (927,659)
LVIP Mondrian International Value Standard Class                                 422,019           (285,580)         136,439
LVIP Mondrian International Value Service Class                                6,809,772         (3,323,040)       3,486,732
LVIP Money Market Standard Class                                                  11,004           (716,373)        (705,369)
LVIP Money Market Service Class                                                   79,508         (5,280,730)      (5,201,222)
LVIP SSgA Bond Index Standard Class                                                2,097               (761)           1,336
LVIP SSgA Bond Index Service Class                                            17,369,519        (17,128,168)         241,351
LVIP SSgA Conservative Index Allocation Service Class                            727,871           (956,087)        (228,216)
LVIP SSgA Conservative Structured Allocation Service Class                     3,354,474         (3,427,711)         (73,237)
LVIP SSgA Developed International 150 Standard Class                                 623               (177)             446
LVIP SSgA Developed International 150 Service Class                            3,417,883         (2,425,362)         992,521
LVIP SSgA Emerging Markets 100 Standard Class                                      5,820             (1,658)           4,162
LVIP SSgA Emerging Markets 100 Service Class                                   3,439,558         (2,871,934)         567,624
LVIP SSgA Global Tactical Allocation RPM Standard Class                            3,999               (678)           3,321
LVIP SSgA Global Tactical Allocation RPM Service Class                        12,872,761         (9,788,356)       3,084,405
LVIP SSgA International Index Standard Class                                       1,938               (786)           1,152
LVIP SSgA International Index Service Class                                    3,931,445         (4,406,899)        (475,454)
LVIP SSgA Large Cap 100 Standard Class                                            16,214             (4,447)          11,767
LVIP SSgA Large Cap 100 Service Class                                          5,847,326         (5,181,507)         665,819
LVIP SSgA Large Cap RPM Standard Class                                                18                 (3)              15
LVIP SSgA Large Cap RPM Service Class                                            290,148           (113,295)         176,853
LVIP SSgA Moderate Index Allocation Service Class                              2,035,251         (2,739,299)        (704,048)
LVIP SSgA Moderate Structured Allocation Service Class                        17,217,014        (12,694,741)       4,522,273
LVIP SSgA Moderately Aggressive Index Allocation Service Class                 1,876,025         (2,429,275)        (553,250)
LVIP SSgA Moderately Aggressive Structured Allocation Service Class            8,388,779         (6,569,326)       1,819,453
LVIP SSgA S&P 500 Index Standard Class                                           512,461           (330,740)         181,721
LVIP SSgA S&P 500 Index Service Class                                         10,149,046        (11,999,287)      (1,850,241)
LVIP SSgA Small-Cap Index Standard Class                                           4,154             (2,126)           2,028
LVIP SSgA Small-Cap Index Service Class                                        1,431,085         (3,898,825)      (2,467,740)
LVIP SSgA Small-Cap RPM Standard Class                                               414                 (8)             406
LVIP SSgA Small-Cap RPM Service Class                                            230,558           (117,239)         113,319
LVIP SSgA Small-Mid Cap 200 Standard Class                                        19,039             (3,084)          15,955
LVIP SSgA Small-Mid Cap 200 Service Class                                      2,442,906         (1,766,444)         676,462
LVIP T. Rowe Price Growth Stock Service Class                                         --         (2,731,610)      (2,731,610)


                                                                                             DIVIDENDS
                                                                                             FROM          TOTAL
                                                                           NET REALIZED      NET REALIZED  NET REALIZED
                                                                           GAIN (LOSS)       GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                                 ON INVESTMENTS    INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Dimensional Non-U.S. Equity RPM Service Class                          $     640,342   $      75,097  $     715,439
LVIP Dimensional U.S. Equity RPM Standard Class                                    34,135           5,661         39,796
LVIP Dimensional U.S. Equity RPM Service Class                                  2,514,793         550,236      3,065,029
LVIP Dimensional/Vanguard Total Bond Standard Class                                (3,091)          3,413            322
LVIP Dimensional/Vanguard Total Bond Service Class                               (323,471)        474,212        150,741
LVIP Global Income Service Class                                                 (506,769)        893,530        386,761
LVIP JPMorgan High Yield Service Class                                          3,438,691          20,684      3,459,375
LVIP JPMorgan Mid Cap Value RPM Service Class                                   1,299,640              --      1,299,640
LVIP Managed Risk Profile 2010 Service Class                                      408,172              --        408,172
LVIP Managed Risk Profile 2020 Service Class                                      717,352              --        717,352
LVIP Managed Risk Profile 2030 Service Class                                      628,217              --        628,217
LVIP Managed Risk Profile 2040 Service Class                                      181,173              --        181,173
LVIP Managed Risk American Balanced Allocation Standard Class                          84          13,155         13,239
LVIP Managed Risk American Growth Allocation Standard Class                           164           7,411          7,575
LVIP Managed Risk Profile Conservative Standard Class                                 513              --            513
LVIP Managed Risk Profile Conservative Service Class                           18,685,466      16,179,645     34,865,111
LVIP Managed Risk Profile Growth Standard Class                                     4,445              --          4,445
LVIP Managed Risk Profile Growth Service Class                                 14,320,630              --     14,320,630
LVIP Managed Risk Profile Moderate Standard Class                                       6              --              6
LVIP Managed Risk Profile Moderate Service Class                               28,108,243              --     28,108,243
LVIP MFS International Growth Service Class                                     3,444,662              --      3,444,662
LVIP MFS International Growth RPM Service Class                                    22,081              --         22,081
LVIP MFS Value Service Class                                                   36,875,786              --     36,875,786
LVIP Mid-Cap Value Service Class                                                5,150,140              --      5,150,140
LVIP Mondrian International Value Standard Class                                  141,235              --        141,235
LVIP Mondrian International Value Service Class                                 1,455,338              --      1,455,338
LVIP Money Market Standard Class                                                       --              --             --
LVIP Money Market Service Class                                                         1              --              1
LVIP SSgA Bond Index Standard Class                                                  (148)            263            115
LVIP SSgA Bond Index Service Class                                              3,241,409       3,273,340      6,514,749
LVIP SSgA Conservative Index Allocation Service Class                           1,080,883              --      1,080,883
LVIP SSgA Conservative Structured Allocation Service Class                      2,463,579          64,889      2,528,468
LVIP SSgA Developed International 150 Standard Class                                   82              --             82
LVIP SSgA Developed International 150 Service Class                             4,785,618              --      4,785,618
LVIP SSgA Emerging Markets 100 Standard Class                                        (254)             --           (254)
LVIP SSgA Emerging Markets 100 Service Class                                   (2,291,712)             --     (2,291,712)
LVIP SSgA Global Tactical Allocation RPM Standard Class                               751              --            751
LVIP SSgA Global Tactical Allocation RPM Service Class                          3,487,177              --      3,487,177
LVIP SSgA International Index Standard Class                                        1,068              --          1,068
LVIP SSgA International Index Service Class                                     7,228,804              --      7,228,804
LVIP SSgA Large Cap 100 Standard Class                                              1,830          30,579         32,409
LVIP SSgA Large Cap 100 Service Class                                          25,162,799      16,650,645     41,813,444
LVIP SSgA Large Cap RPM Standard Class                                                 --              --             --
LVIP SSgA Large Cap RPM Service Class                                              24,453              --         24,453
LVIP SSgA Moderate Index Allocation Service Class                               2,374,561              --      2,374,561
LVIP SSgA Moderate Structured Allocation Service Class                          6,501,423         658,160      7,159,583
LVIP SSgA Moderately Aggressive Index Allocation Service Class                  2,833,467              --      2,833,467
LVIP SSgA Moderately Aggressive Structured Allocation Service Class             4,532,271         875,036      5,407,307
LVIP SSgA S&P 500 Index Standard Class                                            175,903              --        175,903
LVIP SSgA S&P 500 Index Service Class                                          35,935,996              --     35,935,996
LVIP SSgA Small-Cap Index Standard Class                                            4,647           2,411          7,058
LVIP SSgA Small-Cap Index Service Class                                        14,136,225       1,210,005     15,346,230
LVIP SSgA Small-Cap RPM Standard Class                                                 --              --             --
LVIP SSgA Small-Cap RPM Service Class                                              44,838              --         44,838
LVIP SSgA Small-Mid Cap 200 Standard Class                                          2,137          43,023         45,160
LVIP SSgA Small-Mid Cap 200 Service Class                                       6,388,791       7,688,097     14,076,888
LVIP T. Rowe Price Growth Stock Service Class                                  10,102,034              --     10,102,034


                                                                            NET CHANGE        NET INCREASE
                                                                            IN UNREALIZED     (DECREASE)
                                                                            APPRECIATION OR   IN NET ASSETS
                                                                            DEPRECIATION      RESULTING
SUBACCOUNT                                                                  ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Dimensional Non-U.S. Equity RPM Service Class                         $      5,220,672    $    6,464,314
LVIP Dimensional U.S. Equity RPM Standard Class                                     268,255           320,455
LVIP Dimensional U.S. Equity RPM Service Class                                   18,169,149        20,772,300
LVIP Dimensional/Vanguard Total Bond Standard Class                                 (72,755)          (54,000)
LVIP Dimensional/Vanguard Total Bond Service Class                               (7,484,721)       (7,836,991)
LVIP Global Income Service Class                                                (17,073,179)      (23,539,197)
LVIP JPMorgan High Yield Service Class                                           (2,126,715)        5,399,730
LVIP JPMorgan Mid Cap Value RPM Service Class                                    16,718,306        16,795,109
LVIP Managed Risk Profile 2010 Service Class                                         83,964           444,716
LVIP Managed Risk Profile 2020 Service Class                                        808,433         1,443,951
LVIP Managed Risk Profile 2030 Service Class                                        490,386         1,057,741
LVIP Managed Risk Profile 2040 Service Class                                        630,092           772,657
LVIP Managed Risk American Balanced Allocation Standard Class                        11,161            31,969
LVIP Managed Risk American Growth Allocation Standard Class                          13,352            26,072
LVIP Managed Risk Profile Conservative Standard Class                                   212               701
LVIP Managed Risk Profile Conservative Service Class                             33,378,258        69,438,249
LVIP Managed Risk Profile Growth Standard Class                                     139,793           192,637
LVIP Managed Risk Profile Growth Service Class                                  414,534,507       448,672,765
LVIP Managed Risk Profile Moderate Standard Class                                       114               854
LVIP Managed Risk Profile Moderate Service Class                                330,891,621       369,317,190
LVIP MFS International Growth Service Class                                      13,666,556        16,097,003
LVIP MFS International Growth RPM Service Class                                     786,593           835,836
LVIP MFS Value Service Class                                                    182,216,066       221,326,050
LVIP Mid-Cap Value Service Class                                                 13,465,609        17,688,090
LVIP Mondrian International Value Standard Class                                  2,664,491         2,942,165
LVIP Mondrian International Value Service Class                                  31,523,931        36,466,001
LVIP Money Market Standard Class                                                         --          (705,369)
LVIP Money Market Service Class                                                          (1)       (5,201,222)
LVIP SSgA Bond Index Standard Class                                                  (3,293)           (1,842)
LVIP SSgA Bond Index Service Class                                              (52,777,596)      (46,021,496)
LVIP SSgA Conservative Index Allocation Service Class                             1,546,564         2,399,231
LVIP SSgA Conservative Structured Allocation Service Class                        6,873,585         9,328,816
LVIP SSgA Developed International 150 Standard Class                                  1,027             1,555
LVIP SSgA Developed International 150 Service Class                              18,195,511        23,973,650
LVIP SSgA Emerging Markets 100 Standard Class                                        (3,394)              514
LVIP SSgA Emerging Markets 100 Service Class                                     (5,306,346)       (7,030,434)
LVIP SSgA Global Tactical Allocation RPM Standard Class                               2,342             6,414
LVIP SSgA Global Tactical Allocation RPM Service Class                           35,810,079        42,381,661
LVIP SSgA International Index Standard Class                                         16,658            18,878
LVIP SSgA International Index Service Class                                      35,458,740        42,212,090
LVIP SSgA Large Cap 100 Standard Class                                               29,510            73,686
LVIP SSgA Large Cap 100 Service Class                                            43,597,563        86,076,826
LVIP SSgA Large Cap RPM Standard Class                                                   94               109
LVIP SSgA Large Cap RPM Service Class                                             1,275,948         1,477,254
LVIP SSgA Moderate Index Allocation Service Class                                13,638,125        15,308,638
LVIP SSgA Moderate Structured Allocation Service Class                           55,338,456        67,020,312
LVIP SSgA Moderately Aggressive Index Allocation Service Class                   14,672,207        16,952,424
LVIP SSgA Moderately Aggressive Structured Allocation Service Class              38,736,196        45,962,956
LVIP SSgA S&P 500 Index Standard Class                                            3,551,682         3,909,306
LVIP SSgA S&P 500 Index Service Class                                           133,210,668       167,296,423
LVIP SSgA Small-Cap Index Standard Class                                             66,607            75,693
LVIP SSgA Small-Cap Index Service Class                                          52,267,857        65,146,347
LVIP SSgA Small-Cap RPM Standard Class                                                  652             1,058
LVIP SSgA Small-Cap RPM Service Class                                             1,315,169         1,473,326
LVIP SSgA Small-Mid Cap 200 Standard Class                                            8,335            69,450
LVIP SSgA Small-Mid Cap 200 Service Class                                        13,642,097        28,395,447
LVIP T. Rowe Price Growth Stock Service Class                                    43,378,370        50,748,794



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEAR ENDED DECEMBER 31, 2013




                                                                     DIVIDENDS
                                                                     FROM          MORTALITY AND        NET
                                                                     INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                           INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class         $          --     $      (45,961)  $      (45,961)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                     --         (1,363,906)      (1,363,906)
LVIP Templeton Growth RPM Service Class                                 3,666,561         (4,084,708)        (418,147)
LVIP UBS Large Cap Growth RPM Standard Class                                   --            (38,816)         (38,816)
LVIP UBS Large Cap Growth RPM Service Class                                    --         (1,812,374)      (1,812,374)
LVIP Vanguard Domestic Equity ETF Standard Class                            4,010             (3,601)             409
LVIP Vanguard Domestic Equity ETF Service Class                           686,632         (1,028,091)        (341,459)
LVIP Vanguard International Equity ETF Standard Class                       7,289             (1,728)           5,561
LVIP Vanguard International Equity ETF Service Class                      747,700           (559,569)         188,131
LVIP VIP Contrafund RPM Standard Class                                      1,080               (122)             958
LVIP VIP Contrafund RPM Service Class                                     685,284           (409,387)         275,897
Lord Abbett Fundamental Equity Class VC                                    37,525           (152,659)        (115,134)
MFS VIT Core Equity Service Class                                          19,510            (40,674)         (21,164)
MFS VIT Growth Initial Class                                                7,013            (42,452)         (35,439)
MFS VIT Growth Service Class                                               38,893           (478,720)        (439,827)
MFS VIT Total Return Initial Class                                        180,633           (150,110)          30,523
MFS VIT Total Return Service Class                                             --         (1,736,397)      (1,736,397)
MFS VIT Utilities Initial Class                                           245,484           (150,616)          94,868
MFS VIT Utilities Service Class                                         4,392,524         (3,442,131)         950,393
Morgan Stanley UIF Capital Growth Class II                                  3,636            (15,767)         (12,131)
NB AMT Mid Cap Growth I Class                                                  --           (236,204)        (236,204)
NB AMT Mid Cap Intrinsic Value I Class                                    452,268           (648,357)        (196,089)
Oppenheimer Global Fund/VA Service Class                                   95,005            (78,024)          16,981
PIMCO VIT CommodityRealReturn Strategy Advisor Class                      215,553           (201,251)          14,302
Putnam VT Global Health Care Class IB                                      64,806            (80,359)         (15,553)
Putnam VT Growth & Income Class IB                                         23,329            (24,614)          (1,285)


                                                                                     DIVIDENDS
                                                                                     FROM           TOTAL
                                                                    NET REALIZED     NET REALIZED   NET REALIZED
                                                                    GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                          ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class          $     291,389   $      26,085   $     317,474
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class               8,289,926         831,710       9,121,636
LVIP Templeton Growth RPM Service Class                                  4,308,161              --       4,308,161
LVIP UBS Large Cap Growth RPM Standard Class                               183,219              --         183,219
LVIP UBS Large Cap Growth RPM Service Class                              3,261,316              --       3,261,316
LVIP Vanguard Domestic Equity ETF Standard Class                             5,941              --           5,941
LVIP Vanguard Domestic Equity ETF Service Class                          1,982,855              --       1,982,855
LVIP Vanguard International Equity ETF Standard Class                        2,676              --           2,676
LVIP Vanguard International Equity ETF Service Class                       570,100              --         570,100
LVIP VIP Contrafund RPM Standard Class                                          11              --              11
LVIP VIP Contrafund RPM Service Class                                       55,659              --          55,659
Lord Abbett Fundamental Equity Class VC                                    803,455       2,020,238       2,823,693
MFS VIT Core Equity Service Class                                          145,235              --         145,235
MFS VIT Growth Initial Class                                                76,966          22,213          99,179
MFS VIT Growth Service Class                                             1,712,662         237,460       1,950,122
MFS VIT Total Return Initial Class                                         371,034              --         371,034
MFS VIT Total Return Service Class                                      48,970,308              --      48,970,308
MFS VIT Utilities Initial Class                                            401,548         195,988         597,536
MFS VIT Utilities Service Class                                          8,556,363       3,908,730      12,465,093
Morgan Stanley UIF Capital Growth Class II                                 161,209          66,628         227,837
NB AMT Mid Cap Growth I Class                                           17,491,888              --      17,491,888
NB AMT Mid Cap Intrinsic Value I Class                                     838,772              --         838,772
Oppenheimer Global Fund/VA Service Class                                   311,799              --         311,799
PIMCO VIT CommodityRealReturn Strategy Advisor Class                      (906,844)             --        (906,844)
Putnam VT Global Health Care Class IB                                      605,536         184,831         790,367
Putnam VT Growth & Income Class IB                                          15,204              --          15,204


                                                                    NET CHANGE        NET INCREASE
                                                                    IN UNREALIZED     (DECREASE)
                                                                    APPRECIATION OR   IN NET ASSETS
                                                                    DEPRECIATION      RESULTING
SUBACCOUNT                                                          ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class         $       455,460   $       726,973
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class               15,788,161        23,545,891
LVIP Templeton Growth RPM Service Class                                  36,077,707        39,967,721
LVIP UBS Large Cap Growth RPM Standard Class                                326,861           471,264
LVIP UBS Large Cap Growth RPM Service Class                              22,052,314        23,501,256
LVIP Vanguard Domestic Equity ETF Standard Class                             61,544            67,894
LVIP Vanguard Domestic Equity ETF Service Class                          13,114,686        14,756,082
LVIP Vanguard International Equity ETF Standard Class                        10,351            18,588
LVIP Vanguard International Equity ETF Service Class                      3,351,149         4,109,380
LVIP VIP Contrafund RPM Standard Class                                        2,091             3,060
LVIP VIP Contrafund RPM Service Class                                     5,336,422         5,667,978
Lord Abbett Fundamental Equity Class VC                                   2,075,200         4,783,759
MFS VIT Core Equity Service Class                                           564,855           688,926
MFS VIT Growth Initial Class                                                843,529           907,269
MFS VIT Growth Service Class                                              7,572,993         9,083,288
MFS VIT Total Return Initial Class                                        1,282,650         1,684,207
MFS VIT Total Return Service Class                                      (18,194,394)       29,039,517
MFS VIT Utilities Initial Class                                           1,127,717         1,820,121
MFS VIT Utilities Service Class                                          21,861,013        35,276,499
Morgan Stanley UIF Capital Growth Class II                                  454,266           669,972
NB AMT Mid Cap Growth I Class                                           (12,183,928)        5,071,756
NB AMT Mid Cap Intrinsic Value I Class                                   10,973,336        11,616,019
Oppenheimer Global Fund/VA Service Class                                  1,538,994         1,867,774
PIMCO VIT CommodityRealReturn Strategy Advisor Class                     (1,405,139)       (2,297,681)
Putnam VT Global Health Care Class IB                                       904,260         1,679,074
Putnam VT Growth & Income Class IB                                          412,000           425,919



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                             ABVPSF
                                                                             GLOBAL          ABVPSF
                                                                             THEMATIC        GROWTH            ABVPSF
                                                                             GROWTH          AND INCOME        INTERNATIONAL
                                                                             CLASS B         CLASS B           VALUE CLASS B
                                                                             SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 22,863,398   $   144,047,406   $   182,677,468
Changes From Operations:
   - Net investment income (loss)                                               (415,297)         (400,642)          337,945
   - Net realized gain (loss) on investments                                    (621,168)        1,329,649        (8,769,526)
   - Net change in unrealized appreciation or depreciation on investments      3,340,603        21,213,368        32,861,253
                                                                            -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  2,304,138        22,142,375        24,429,672
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,641,819         1,749,444         3,675,506
   - Contract withdrawals and transfers to annuity reserves                   (2,260,369)      (16,463,168)      (12,932,877)
   - Contract transfers                                                         (544,107)         (592,496)            1,814
                                                                            -------------  ----------------  ----------------
                                                                              (1,162,657)      (15,306,220)       (9,255,557)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                --                --
   - Annuity Payments                                                                 --           (14,061)           (4,522)
   - Receipt (reimbursement) of mortality guarantee adjustments                       --           (15,426)               (1)
                                                                            -------------  ----------------  ----------------
                                                                                      --           (29,487)           (4,523)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,162,657)      (15,335,707)       (9,260,080)
                                                                            -------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,141,481         6,806,668        15,169,592
                                                                            -------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                               24,004,879       150,854,074       197,847,060
Changes From Operations:
   - Net investment income (loss)                                               (427,840)          877,981         3,195,649
   - Net realized gain (loss) on investments                                     620,618        34,702,592        (9,882,657)
   - Net change in unrealized appreciation or depreciation on investments      5,084,857       (11,084,075)       26,198,610
                                                                            -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  5,277,635        24,496,498        19,511,602
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,309,649           486,755         1,031,799
   - Contract withdrawals and transfers to annuity reserves                   (2,371,144)       (7,843,360)       (5,248,646)
   - Contract transfers                                                        2,063,822      (167,989,010)     (213,141,687)
                                                                            -------------  ----------------  ----------------
                                                                               1,002,327      (175,345,615)     (217,358,534)
   Annuity Reserves:
   - Annuity Payments                                                                 --            (4,957)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                --                --
                                                                            -------------  ----------------  ----------------
                                                                                      --            (4,957)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           1,002,327      (175,350,572)     (217,358,534)
                                                                            -------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        6,279,962      (150,854,074)     (197,846,932)
                                                                            -------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 30,284,841   $            --   $           128
                                                                            =============  ================  ================


                                                                                                              AMERICAN
                                                                             ABVPSF                           CENTURY
                                                                             LARGE CAP     ABVPSF             VP INFLATION
                                                                             GROWTH        SMALL/MID CAP      PROTECTION
                                                                             CLASS B       VALUE CLASS B      CLASS II
                                                                             SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  9,727,179   $131,094,788     $   480,337,366
Changes From Operations:
   - Net investment income (loss)                                               (150,632)      (1,803,191)        3,502,463
   - Net realized gain (loss) on investments                                     516,515        8,117,185        20,277,851
   - Net change in unrealized appreciation or depreciation on investments        972,823       14,717,492         2,414,917
                                                                            -------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  1,338,706       21,031,486        26,195,231
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           25,568        7,840,115         5,455,998
   - Contract withdrawals and transfers to annuity reserves                   (2,087,976)     (11,579,799)      (47,160,561)
   - Contract transfers                                                         (213,699)      (5,235,160)        8,230,476
                                                                            -------------  ---------------  ----------------
                                                                              (2,276,107)      (8,974,844)      (33,474,087)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --               --                --
   - Annuity Payments                                                                 --           (4,624)          (13,550)
   - Receipt (reimbursement) of mortality guarantee adjustments                       --              (87)             (317)
                                                                            -------------  ---------------  ----------------
                                                                                      --           (4,711)          (13,867)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (2,276,107)      (8,979,555)      (33,487,954)
                                                                            -------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (937,401)      12,051,931        (7,292,723)
                                                                            -------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                8,789,778      143,146,719       473,044,643
Changes From Operations:
   - Net investment income (loss)                                               (151,018)      (2,076,275)         (659,742)
   - Net realized gain (loss) on investments                                     644,988       21,082,620        33,539,481
   - Net change in unrealized appreciation or depreciation on investments      2,305,479       32,641,063       (42,745,360)
                                                                            -------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  2,799,449       51,647,408        (9,865,621)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          219,016       11,200,984         1,821,974
   - Contract withdrawals and transfers to annuity reserves                   (1,415,850)     (16,576,678)      (20,116,289)
   - Contract transfers                                                         (237,959)      15,706,809      (444,879,482)
                                                                            -------------  ---------------  ----------------
                                                                              (1,434,793)      10,331,115      (463,173,797)
   Annuity Reserves:
   - Annuity Payments                                                                 --           (5,842)           (5,225)
   - Receipt (reimbursement) of mortality guarantee adjustments                       --               10                --
                                                                            -------------  ---------------  ----------------
                                                                                      --           (5,832)           (5,225)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,434,793)      10,325,283      (463,179,022)
                                                                            -------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,364,656       61,972,691      (473,044,643)
                                                                            -------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 10,154,434   $205,119,410     $            --
                                                                            =============  ===============  ================


                                                                            AMERICAN     AMERICAN                     AMERICAN
                                                                            FUNDS        FUNDS                        FUNDS
                                                                            ASSET        BLUE CHIP       AMERICAN     GLOBAL
                                                                            ALLOCATION   INCOME AND      FUNDS BOND   BALANCED
                                                                            CLASS 1      GROWTH CLASS 1  CLASS 1      CLASS 1
                                                                            SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $       --     $       --    $       --   $       --
Changes From Operations:
   - Net investment income (loss)                                                   --          6,207         1,609          436
   - Net realized gain (loss) on investments                                        --            380             6           34
   - Net change in unrealized appreciation or depreciation on investments           --          8,074          (862)       1,202
                                                                            -----------  --------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       --         14,661           753        1,672
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             --        502,260        96,361       28,602
   - Contract withdrawals and transfers to annuity reserves                         --        (12,888)          (85)        (168)
   - Contract transfers                                                             --         41,930           789         (408)
                                                                            -----------  --------------  -----------  -----------
                                                                                    --        531,302        97,065       28,026
   Annuity Reserves:
   - Transfer from accumulation units                                               --             --            --           --
   - Annuity Payments                                                               --             --            --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --             --            --           --
                                                                            -----------  --------------  -----------  -----------
                                                                                    --             --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                --        531,302        97,065       28,026
                                                                            -----------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --        545,963        97,818       29,698
                                                                            -----------  --------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2012                                                     --        545,963        97,818       29,698
Changes From Operations:
   - Net investment income (loss)                                                5,349          8,490        10,573        2,653
   - Net realized gain (loss) on investments                                       260         17,181         2,290        4,117
   - Net change in unrealized appreciation or depreciation on investments       44,336        171,868       (17,951)       6,083
                                                                            -----------  --------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   49,945        197,539        (5,088)      12,853
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        554,131        308,772       700,753      376,545
   - Contract withdrawals and transfers to annuity reserves                     (6,763)       (26,605)       (5,607)      (2,193)
   - Contract transfers                                                             --        (54,016)       30,964     (180,822)
                                                                            -----------  --------------  -----------  -----------
                                                                               547,368        228,151       726,110      193,530
   Annuity Reserves:
   - Annuity Payments                                                               --             --            --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --             --            --           --
                                                                            -----------  --------------  -----------  -----------
                                                                                    --             --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           547,368        228,151       726,110      193,530
                                                                            -----------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        597,313        425,690       721,022      206,383
                                                                            -----------  --------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2013                                             $  597,313     $  971,653    $  818,840   $  236,081
                                                                            ===========  ==============  ===========  ===========


                                                                                                          AMERICAN
                                                                                           AMERICAN       FUNDS
                                                                            AMERICAN       FUNDS GLOBAL   GLOBAL
                                                                            FUNDS GLOBAL   DISCOVERY      GROWTH
                                                                            BOND CLASS 1   CLASS 1        CLASS 1
                                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $         --     $      --     $      --
Changes From Operations:
   - Net investment income (loss)                                                  3,187           127            25
   - Net realized gain (loss) on investments                                          77            51            --
   - Net change in unrealized appreciation or depreciation on investments         (1,493)          924            32
                                                                            -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,771         1,102            57
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          236,935        14,003         5,001
   - Contract withdrawals and transfers to annuity reserves                         (520)          (49)           --
   - Contract transfers                                                           50,983        11,744         2,500
                                                                            -------------  -------------  -----------
                                                                                 287,398        25,698         7,501
   Annuity Reserves:
   - Transfer from accumulation units                                                 --            --            --
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                            -------------  -------------  -----------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             287,398        25,698         7,501
                                                                            -------------  -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          289,169        26,800         7,558
                                                                            -------------  -------------  -----------
NET ASSETS AT DECEMBER 31, 2012                                                  289,169        26,800         7,558
Changes From Operations:
   - Net investment income (loss)                                                 (5,731)           93         1,370
   - Net realized gain (loss) on investments                                       2,179         6,564           528
   - Net change in unrealized appreciation or depreciation on investments         (6,939)         (924)       19,171
                                                                            -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    (10,491)        5,733        21,069
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          699,525         2,500        88,850
   - Contract withdrawals and transfers to annuity reserves                      (50,522)          (96)       (1,722)
   - Contract transfers                                                          170,269       (34,937)       64,915
                                                                            -------------  -------------  -----------
                                                                                 819,272       (32,533)      152,043
   Annuity Reserves:
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                            -------------  -------------  -----------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             819,272       (32,533)      152,043
                                                                            -------------  -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          808,781       (26,800)      173,112
                                                                            -------------  -------------  -----------
NET ASSETS AT DECEMBER 31, 2013                                             $  1,097,950     $      --     $ 180,670
                                                                            =============  =============  ===========



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                               AMERICAN       AMERICAN        AMERICAN
                                                                               FUNDS          FUNDS           FUNDS
                                                                               GLOBAL         GLOBAL GROWTH   GLOBAL SMALL
                                                                               GROWTH         AND INCOME      CAPITALIZATION
                                                                               CLASS 2        CLASS 1         CLASS 1
                                                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  277,693,041     $       --     $       --
Changes From Operations:
   - Net investment income (loss)                                                (1,966,339)            --             --
   - Net realized gain (loss) on investments                                      4,545,874             --             --
   - Net change in unrealized appreciation or depreciation on investments        52,011,268             --             --
                                                                             ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    54,590,803             --             --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           4,464,959             --             --
   - Contract withdrawals and transfers to annuity reserves                     (26,796,894)            --             --
   - Contract transfers                                                         (15,551,790)            --             --
                                                                             ---------------  --------------  --------------
                                                                                (37,883,725)            --             --
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --             --
   - Annuity Payments                                                               (29,418)            --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                      (4,569)            --             --
                                                                             ---------------  --------------  --------------
                                                                                    (33,987)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (37,917,712)            --             --
                                                                             ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          16,673,091             --             --
                                                                             ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 294,366,132             --             --
Changes From Operations:
   - Net investment income (loss)                                                  (992,758)         4,094           (241)
   - Net realized gain (loss) on investments                                     15,061,326            129            210
   - Net change in unrealized appreciation or depreciation on investments        60,136,168          6,264         12,493
                                                                             ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    74,204,736         10,487         12,462
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           5,274,585        161,862        161,604
   - Contract withdrawals and transfers to annuity reserves                     (30,127,452)        (1,490)          (818)
   - Contract transfers                                                         (14,887,557)        (1,691)        (1,927)
                                                                             ---------------  --------------  --------------
                                                                                (39,740,424)       158,681        158,859
   Annuity Reserves:
   - Annuity Payments                                                               (15,986)            --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                         244             --             --
                                                                             ---------------  --------------  --------------
                                                                                    (15,742)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (39,756,166)       158,681        158,859
                                                                             ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          34,448,570        169,168        171,321
                                                                             ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  328,814,702     $  169,168     $  171,321
                                                                             ===============  ==============  ==============



                                                                              AMERICAN
                                                                              FUNDS            AMERICAN        AMERICAN
                                                                              GLOBAL SMALL     FUNDS           FUNDS
                                                                              CAPITALIZATION   GROWTH          GROWTH
                                                                              CLASS 2          CLASS 1         CLASS 2
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  361,902,049   $        --   $  1,598,331,081
Changes From Operations:
   - Net investment income (loss)                                                    87,153           224        (14,063,206)
   - Net realized gain (loss) on investments                                        375,609           189         41,729,039
   - Net change in unrealized appreciation or depreciation on investments        60,558,892        10,961        215,352,516
                                                                             ---------------  ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    61,021,654        11,374        243,018,349
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          14,951,606       154,608         18,128,170
   - Contract withdrawals and transfers to annuity reserves                     (30,689,878)          (88)      (165,148,398)
   - Contract transfers                                                           5,732,948        15,734       (116,685,994)
                                                                             ---------------  ------------  -----------------
                                                                                (10,005,324)      170,254       (263,706,222)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --            --                 --
   - Annuity Payments                                                               (10,003)           --            (95,725)
   - Receipt (reimbursement) of mortality guarantee adjustments                       3,502            --             (7,439)
                                                                             ---------------  ------------  -----------------
                                                                                     (6,501)           --           (103,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (10,011,825)      170,254       (263,809,386)
                                                                             ---------------  ------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          51,009,829       181,628        (20,791,037)
                                                                             ---------------  ------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                 412,911,878       181,628      1,577,540,044
Changes From Operations:
   - Net investment income (loss)                                                (1,940,529)        5,747        (11,742,666)
   - Net realized gain (loss) on investments                                     14,626,969         7,161         90,372,068
   - Net change in unrealized appreciation or depreciation on investments        91,343,481       164,673        326,110,704
                                                                             ---------------  ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   104,029,921       177,581        404,740,106
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          14,118,150     1,077,201         18,400,118
   - Contract withdrawals and transfers to annuity reserves                     (38,010,305)      (19,504)      (178,513,606)
   - Contract transfers                                                         (24,268,325)      437,982       (108,788,075)
                                                                             ---------------  ------------  -----------------
                                                                                (48,160,480)    1,495,679       (268,901,563)
   Annuity Reserves:
   - Annuity Payments                                                               (10,431)           --           (100,220)
   - Receipt (reimbursement) of mortality guarantee adjustments                       4,993            --              1,678
                                                                             ---------------  ------------  -----------------
                                                                                     (5,438)           --            (98,542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (48,165,918)    1,495,679       (269,000,105)
                                                                             ---------------  ------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          55,864,003     1,673,260        135,740,001
                                                                             ---------------  ------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                              $  468,775,881   $ 1,854,888   $  1,713,280,045
                                                                             ===============  ============  =================




                                                                             AMERICAN         AMERICAN          AMERICAN
                                                                             FUNDS            FUNDS             FUNDS
                                                                             GROWTH-INCOME    GROWTH-INCOME     HIGH-INCOME
                                                                             CLASS 1          CLASS 2           BOND CLASS 1
                                                                             SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $       --    $  1,782,292,860    $       --
Changes From Operations:
   - Net investment income (loss)                                                      36           2,047,942         8,875
   - Net realized gain (loss) on investments                                           --          25,176,571            50
   - Net change in unrealized appreciation or depreciation on investments             (12)        246,293,353        (3,873)
                                                                             --------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          24         273,517,866         5,052
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             5,001          43,085,693       166,935
   - Contract withdrawals and transfers to annuity reserves                            --        (180,593,135)         (413)
   - Contract transfers                                                             2,500         (28,738,074)       (1,208)
                                                                             --------------  -----------------  ------------
                                                                                    7,501        (166,245,516)      165,314
   Annuity Reserves:
   - Transfer from accumulation units                                                  --                  --            --
   - Annuity Payments                                                                  --            (205,607)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --            (153,398)           --
                                                                             --------------  -----------------  ------------
                                                                                       --            (359,005)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                7,501        (166,604,521)      165,314
                                                                             --------------  -----------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             7,525         106,913,345       170,366
                                                                             --------------  -----------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                     7,525       1,889,206,205       170,366
Changes From Operations:
   - Net investment income (loss)                                                   7,864          (2,960,510)       18,315
   - Net realized gain (loss) on investments                                          992          89,524,209          (500)
   - Net change in unrealized appreciation or depreciation on investments          64,741         467,879,436        (6,213)
                                                                             --------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      73,597         554,443,135        11,602
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           718,918          40,189,218       176,892
   - Contract withdrawals and transfers to annuity reserves                        (6,744)       (204,168,759)      (32,800)
   - Contract transfers                                                            64,294        (110,351,787)       24,487
                                                                             --------------  -----------------  ------------
                                                                                  776,468        (274,331,328)      168,579
   Annuity Reserves:
   - Annuity Payments                                                                  --            (236,955)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --               8,728            --
                                                                             --------------  -----------------  ------------
                                                                                       --            (228,227)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              776,468        (274,559,555)      168,579
                                                                             --------------  -----------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           850,065         279,883,580       180,181
                                                                             --------------  -----------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                $  857,590    $  2,169,089,785    $  350,547
                                                                             ==============  =================  ============


                                                                                                             AMERICAN
                                                                                                             FUNDS
                                                                             AMERICAN        AMERICAN        INTERNATIONAL
                                                                             FUNDS           FUNDS           GROWTH AND
                                                                             INTERNATIONAL   INTERNATIONAL   INCOME
                                                                             CLASS 1         CLASS 2         CLASS 1
                                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $       --    $  622,060,997    $       --
Changes From Operations:
   - Net investment income (loss)                                                  1,519          (375,922)           --
   - Net realized gain (loss) on investments                                         109        (5,589,896)           --
   - Net change in unrealized appreciation or depreciation on investments         11,316       106,985,021            --
                                                                             -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     12,944       101,019,203            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          154,599        27,021,886            --
   - Contract withdrawals and transfers to annuity reserves                           --       (60,028,939)           --
   - Contract transfers                                                           (2,294)       10,795,133            --
                                                                             -------------  ---------------  -------------
                                                                                 152,305       (22,211,920)           --
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                --            --
   - Annuity Payments                                                                 --           (28,618)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --           (34,234)           --
                                                                             -------------  ---------------  -------------
                                                                                      --           (62,852)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             152,305       (22,274,772)           --
                                                                             -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          165,249        78,744,431            --
                                                                             -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  165,249       700,805,428            --
Changes From Operations:
   - Net investment income (loss)                                                  2,481        (1,058,776)       16,062
   - Net realized gain (loss) on investments                                       3,132        14,268,499        12,384
   - Net change in unrealized appreciation or depreciation on investments         44,867       119,788,911        23,283
                                                                             -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     50,480       132,998,634        51,729
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          270,865        31,079,679       521,171
   - Contract withdrawals and transfers to annuity reserves                       (7,363)      (68,347,820)      (11,143)
   - Contract transfers                                                          (12,615)      (18,070,762)      256,305
                                                                             -------------  ---------------  -------------
                                                                                 250,887       (55,338,903)      766,333
   Annuity Reserves:
   - Annuity Payments                                                                 --           (29,205)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --             1,240            --
                                                                             -------------  ---------------  -------------
                                                                                      --           (27,965)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             250,887       (55,366,868)      766,333
                                                                             -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          301,367        77,631,766       818,062
                                                                             -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  466,616    $  778,437,194    $  818,062
                                                                             =============  ===============  =============


                                                                             AMERICAN
                                                                             FUNDS
                                                                             MANAGED
                                                                             RISK ASSET
                                                                             ALLOCATION
                                                                             CLASS P1
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $      --
Changes From Operations:
   - Net investment income (loss)                                                    --
   - Net realized gain (loss) on investments                                         --
   - Net change in unrealized appreciation or depreciation on investments            --
                                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              --
   - Contract withdrawals and transfers to annuity reserves                          --
   - Contract transfers                                                              --
                                                                             -----------
                                                                                     --
   Annuity Reserves:
   - Transfer from accumulation units                                                --
   - Annuity Payments                                                                --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                             -----------
                                                                                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 --
                                                                             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --
                                                                             -----------
NET ASSETS AT DECEMBER 31, 2012                                                      --
Changes From Operations:
   - Net investment income (loss)                                                 3,113
   - Net realized gain (loss) on investments                                         86
   - Net change in unrealized appreciation or depreciation on investments        24,094
                                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    27,293
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         355,037
   - Contract withdrawals and transfers to annuity reserves                        (946)
   - Contract transfers                                                             (76)
                                                                             -----------
                                                                                354,015
   Annuity Reserves:
   - Annuity Payments                                                                --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                             -----------
                                                                                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            354,015
                                                                             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         381,308
                                                                             -----------
NET ASSETS AT DECEMBER 31, 2013                                               $ 381,308
                                                                             ===========



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                              AMERICAN
                                                                              FUNDS                      AMERICAN
                                                                              MANAGED       AMERICAN     FUNDS
                                                                              RISK BLUE     FUNDS        MANAGED
                                                                              CHIP INCOME   MANAGED      RISK
                                                                              AND GROWTH    RISK GROWTH  GROWTH-INCOME
                                                                              CLASS P1      CLASS P1     CLASS P1
                                                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $      --       $    --
Changes From Operations:
   - Net investment income (loss)                                                     --            --            --
   - Net realized gain (loss) on investments                                          --            --            --
   - Net change in unrealized appreciation or depreciation on investments             --            --            --
                                                                              ------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         --            --            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --            --            --
   - Contract withdrawals and transfers to annuity reserves                           --            --            --
   - Contract transfers                                                               --            --            --
                                                                              ------------  -----------  ---------------
                                                                                      --            --            --
   Annuity Reserves:
   - Transfer from accumulation units                                                 --            --            --
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                              ------------  -----------  ---------------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  --            --            --
                                                                              ------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               --            --            --
                                                                              ------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                       --            --            --
Changes From Operations:
   - Net investment income (loss)                                                    156           217            59
   - Net realized gain (loss) on investments                                           1            10            --
   - Net change in unrealized appreciation or depreciation on investments            872         1,520           147
                                                                              ------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,029         1,747           206
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           11,148        50,010         6,069
   - Contract withdrawals and transfers to annuity reserves                           --          (555)           --
   - Contract transfers                                                               --            --            --
                                                                              ------------  -----------  ---------------
                                                                                  11,148        49,455         6,069
   Annuity Reserves:
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                              ------------  -----------  ---------------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              11,148        49,455         6,069
                                                                              ------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           12,177        51,202         6,275
                                                                              ------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $  12,177     $  51,202       $ 6,275
                                                                              ============  ===========  ===============



                                                                                                             AMERICAN
                                                                                                             FUNDS U.S.
                                                                                                AMERICAN     GOVERNMENT/
                                                                              AMERICAN FUNDS    FUNDS        AAA-RATED
                                                                              MORTGAGE          NEW WORLD    SECURITIES
                                                                              CLASS 1           CLASS 1      CLASS 1
                                                                              SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $       --     $       --    $      --
Changes From Operations:
   - Net investment income (loss)                                                       123            196          358
   - Net realized gain (loss) on investments                                          1,048             71          228
   - Net change in unrealized appreciation or depreciation on investments            (1,650)         1,774         (631)
                                                                              ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          (479)         2,041          (45)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              93,784         24,903       33,770
   - Contract withdrawals and transfers to annuity reserves                            (423)          (203)        (942)
   - Contract transfers                                                              54,529            641       32,153
                                                                              ----------------  -----------  ------------
                                                                                    147,890         25,341       64,981
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --           --
   - Annuity Payments                                                                    --             --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --           --
                                                                              ----------------  -----------  ------------
                                                                                         --             --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                147,890         25,341       64,981
                                                                              ----------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             147,411         27,382       64,936
                                                                              ----------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                     147,411         27,382       64,936
Changes From Operations:
   - Net investment income (loss)                                                       (43)         5,730         (357)
   - Net realized gain (loss) on investments                                            151          1,456       (2,212)
   - Net change in unrealized appreciation or depreciation on investments            (6,315)        25,764       (8,881)
                                                                              ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        (6,207)        32,950      (11,450)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             147,950        493,629      290,101
   - Contract withdrawals and transfers to annuity reserves                          (4,654)        (8,020)      (6,528)
   - Contract transfers                                                              30,293        135,554      (66,482)
                                                                              ----------------  -----------  ------------
                                                                                    173,589        621,163      217,091
   Annuity Reserves:
   - Annuity Payments                                                                    --             --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --           --
                                                                              ----------------  -----------  ------------
                                                                                         --             --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                173,589        621,163      217,091
                                                                              ----------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             167,382        654,113      205,641
                                                                              ----------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                  $  314,793     $  681,495    $ 270,577
                                                                              ================  ===========  ============





                                                                              BLACKROCK         BLACKROCK         DELAWARE VIP
                                                                              GLOBAL            GLOBAL            DIVERSIFIED
                                                                              ALLOCATION V.I.   ALLOCATION V.I.   INCOME
                                                                              CLASS I           CLASS III         STANDARD CLASS
                                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $      --      $  1,039,089,031     $       --
Changes From Operations:
   - Net investment income (loss)                                                     953            (2,810,821)           (17)
   - Net realized gain (loss) on investments                                          194             5,459,441             --
   - Net change in unrealized appreciation or depreciation on investments            (139)           84,844,047             65
                                                                              ---------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,008            87,492,667             48
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            66,212           139,284,256         59,000
   - Contract withdrawals and transfers to annuity reserves                            --           (67,842,690)            --
   - Contract transfers                                                                --            67,417,356          2,500
                                                                              ---------------  -----------------  --------------
                                                                                   66,212           138,858,922         61,500
   Annuity Reserves:
   - Transfer from accumulation units                                                  --                    --             --
   - Annuity Payments                                                                  --               (17,105)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --                (1,115)            --
                                                                              ---------------  -----------------  --------------
                                                                                       --               (18,220)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               66,212           138,840,702         61,500
                                                                              ---------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            67,220           226,333,369         61,548
                                                                              ---------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    67,220         1,265,422,400         61,548
Changes From Operations:
   - Net investment income (loss)                                                   5,034            (9,287,835)          (193)
   - Net realized gain (loss) on investments                                       21,904            70,594,933         (1,064)
   - Net change in unrealized appreciation or depreciation on investments          13,074            93,822,866           (558)
                                                                              ---------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      40,012           155,129,964         (1,815)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           782,089            56,950,822        385,931
   - Contract withdrawals and transfers to annuity reserves                       (25,184)          (82,994,050)       (34,630)
   - Contract transfers                                                            73,729             1,661,930        152,136
                                                                              ---------------  -----------------  --------------
                                                                                  830,634           (24,381,298)       503,437
   Annuity Reserves:
   - Annuity Payments                                                                  --               (20,378)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --                   679             --
                                                                              ---------------  -----------------  --------------
                                                                                       --               (19,699)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              830,634           (24,400,997)       503,437
                                                                              ---------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           870,646           130,728,967        501,622
                                                                              ---------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $ 937,866      $  1,396,151,367     $  563,170
                                                                              ===============  =================  ==============





                                                                                DELAWARE VIP     DELAWARE VIP
                                                                                DIVERSIFIED      EMERGING         DELAWARE VIP
                                                                                INCOME           MARKETS          HIGH YIELD
                                                                                SERVICE CLASS    SERVICE CLASS    STANDARD CLASS
                                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  1,190,826,571   $  308,378,797    $   5,252,890
Changes From Operations:
   - Net investment income (loss)                                                   17,771,940       (3,081,990)         367,361
   - Net realized gain (loss) on investments                                        47,218,645       (2,734,761)          69,605
   - Net change in unrealized appreciation or depreciation on investments            1,287,582       44,447,961          785,705
                                                                              -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       66,278,167       38,631,210        1,222,671
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            120,335,823       30,061,998            2,161
   - Contract withdrawals and transfers to annuity reserves                        (99,051,371)     (23,465,956)      (1,012,258)
   - Contract transfers                                                            122,031,314       (3,613,078)       4,661,424
                                                                              -----------------  ---------------  ---------------
                                                                                   143,315,766        2,982,964        3,651,327
   Annuity Reserves:
   - Transfer from accumulation units                                                   10,270               --               --
   - Annuity Payments                                                                  (28,491)          (8,416)            (290)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (3,868)             (67)              49
                                                                              -----------------  ---------------  ---------------
                                                                                       (22,089)          (8,483)            (241)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               143,293,677        2,974,481        3,651,086
                                                                              -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            209,571,844       41,605,691        4,873,757
                                                                              -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  1,400,398,415      349,984,488       10,126,647
Changes From Operations:
   - Net investment income (loss)                                                    7,667,643         (671,082)         639,021
   - Net realized gain (loss) on investments                                        19,285,385        4,341,490          382,760
   - Net change in unrealized appreciation or depreciation on investments          (71,365,727)      24,441,965         (429,579)
                                                                              -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (44,412,699)      28,112,373          592,202
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            147,227,353       11,528,945            8,215
   - Contract withdrawals and transfers to annuity reserves                       (111,539,752)     (26,685,586)        (673,565)
   - Contract transfers                                                             28,910,594        3,373,486       (4,930,327)
                                                                              -----------------  ---------------  ---------------
                                                                                    64,598,195      (11,783,155)      (5,595,677)
   Annuity Reserves:
   - Annuity Payments                                                                  (25,083)          (8,917)            (314)
   - Receipt (reimbursement) of mortality guarantee adjustments                            626                8               66
                                                                              -----------------  ---------------  ---------------
                                                                                       (24,457)          (8,909)            (248)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                64,573,738      (11,792,064)      (5,595,925)
                                                                              -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             20,161,039       16,320,309       (5,003,723)
                                                                              -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  1,420,559,454   $  366,304,797    $   5,122,924
                                                                              =================  ===============  ===============






                                                                               DELAWARE VIP
                                                                               HIGH YIELD
                                                                               SERVICE CLASS
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   243,741,485
Changes From Operations:
   - Net investment income (loss)                                                  17,136,312
   - Net realized gain (loss) on investments                                        4,278,966
   - Net change in unrealized appreciation or depreciation on investments          13,772,312
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      35,187,590
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             2,652,079
   - Contract withdrawals and transfers to annuity reserves                       (29,037,193)
   - Contract transfers                                                            (3,539,710)
                                                                              ----------------
                                                                                  (29,924,824)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --
   - Annuity Payments                                                                 (17,094)
   - Receipt (reimbursement) of mortality guarantee adjustments                        (9,042)
                                                                              ----------------
                                                                                      (26,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (29,950,960)
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             5,236,630
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2012                                                   248,978,115
Changes From Operations:
   - Net investment income (loss)                                                  13,305,838
   - Net realized gain (loss) on investments                                        6,110,240
   - Net change in unrealized appreciation or depreciation on investments          (3,181,721)
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      16,234,357
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             1,664,856
   - Contract withdrawals and transfers to annuity reserves                       (28,449,137)
   - Contract transfers                                                           (13,650,778)
                                                                              ----------------
                                                                                  (40,435,059)
   Annuity Reserves:
   - Annuity Payments                                                                 (16,777)
   - Receipt (reimbursement) of mortality guarantee adjustments                           591
                                                                              ----------------
                                                                                      (16,186)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (40,451,245)
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (24,216,888)
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $   224,761,227
                                                                              ================



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                              DELAWARE VIP     DELAWARE VIP
                                                                              DELAWARE VIP    LIMITED-TERM     LIMITED-TERM
                                                                              INTERNATIONAL   DIVERSIFIED      DIVERSIFIED
                                                                              VALUE EQUITY    INCOME           INCOME
                                                                              STANDARD CLASS  STANDARD CLASS   SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  222,522      $       --    $    911,377,732
Changes From Operations:
   - Net investment income (loss)                                                    2,692              89             987,037
   - Net realized gain (loss) on investments                                       (24,620)             --           9,379,110
   - Net change in unrealized appreciation or depreciation on investments           50,860            (164)            547,662
                                                                              --------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       28,932             (75)         10,913,809
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                111          35,018         107,274,973
   - Contract withdrawals and transfers to annuity reserves                        (33,578)         (1,064)        (83,298,604)
   - Contract transfers                                                             (3,505)         43,100         152,531,699
                                                                              --------------  --------------  -----------------
                                                                                   (36,972)         77,054         176,508,068
   Annuity Reserves:
   - Transfer from accumulation units                                                   --              --                  --
   - Annuity Payments                                                                   --              --              (9,704)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --                (713)
                                                                              --------------  --------------  -----------------
                                                                                        --              --             (10,417)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (36,972)         77,054         176,497,651
                                                                              --------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (8,040)         76,979         187,411,460
                                                                              --------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                    214,482          76,979       1,098,789,192
Changes From Operations:
   - Net investment income (loss)                                                      240            (259)           (635,155)
   - Net realized gain (loss) on investments                                       (11,046)           (752)         (1,654,789)
   - Net change in unrealized appreciation or depreciation on investments           50,190          (2,363)        (27,575,156)
                                                                              --------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       39,384          (3,374)        (29,865,100)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                111         380,913         182,202,100
   - Contract withdrawals and transfers to annuity reserves                        (20,412)        (14,825)        (89,951,864)
   - Contract transfers                                                            (15,785)        463,119         135,199,449
                                                                              --------------  --------------  -----------------
                                                                                   (36,086)        829,207         227,449,685
   Annuity Reserves:
   - Annuity Payments                                                                   --              --             (12,821)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --                  15
                                                                              --------------  --------------  -----------------
                                                                                        --              --             (12,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (36,086)        829,207         227,436,879
                                                                              --------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              3,298         825,833         197,571,779
                                                                              --------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  217,780      $  902,812    $  1,296,360,971
                                                                              ==============  ==============  =================


                                                                                                               DELAWARE VIP
                                                                                                               SMALL CAP
                                                                              DELAWARE         DELAWARE        VALUE
                                                                              VIP REIT         VIP REIT        STANDARD
                                                                              STANDARD CLASS   SERVICE CLASS   CLASS
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  4,660,435   $  124,874,170   $  7,526,918
Changes From Operations:
   - Net investment income (loss)                                                     7,182         (591,851)       (60,862)
   - Net realized gain (loss) on investments                                        (63,995)        (559,526)       904,692
   - Net change in unrealized appreciation or depreciation on investments           730,412       19,474,743         30,824
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       673,599       18,323,366        874,654
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               3,122        8,988,071         24,055
   - Contract withdrawals and transfers to annuity reserves                        (730,658)     (14,769,321)      (878,796)
   - Contract transfers                                                            (232,608)      13,685,304       (436,957)
                                                                              --------------  ---------------  -------------
                                                                                   (960,144)       7,904,054     (1,291,698)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --            5,327             --
   - Annuity Payments                                                               (18,050)         (35,337)        (1,090)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (95)           1,764             47
                                                                              --------------  ---------------  -------------
                                                                                    (18,145)         (28,246)        (1,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (978,289)       7,875,808     (1,292,741)
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (304,690)      26,199,174       (418,087)
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   4,355,745      151,073,344      7,108,831
Changes From Operations:
   - Net investment income (loss)                                                     3,313         (582,745)       (51,330)
   - Net realized gain (loss) on investments                                         32,081        2,801,314        839,602
   - Net change in unrealized appreciation or depreciation on investments            (2,359)      (1,691,895)     1,284,911
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        33,035          526,674      2,073,183
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              15,992        8,535,178         25,249
   - Contract withdrawals and transfers to annuity reserves                        (451,585)     (16,378,401)    (1,011,898)
   - Contract transfers                                                             325,234       (3,385,337)      (136,831)
                                                                              --------------  ---------------  -------------
                                                                                   (110,359)     (11,228,560)    (1,123,480)
   Annuity Reserves:
   - Annuity Payments                                                               (19,977)         (29,580)        (1,268)
   - Receipt (reimbursement) of mortality guarantee adjustments                         460            5,108             96
                                                                              --------------  ---------------  -------------
                                                                                    (19,517)         (24,472)        (1,172)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (129,876)     (11,253,032)    (1,124,652)
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (96,841)     (10,726,358)       948,531
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  4,258,904   $  140,346,986   $  8,057,362
                                                                              ==============  ===============  =============


                                                                                               DELAWARE VIP
                                                                               DELAWARE VIP    SMID CAP         DELAWARE VIP
                                                                               SMALL CAP       GROWTH           SMID CAP
                                                                               VALUE           STANDARD         GROWTH
                                                                               SERVICE CLASS   CLASS            SERVICE CLASS
                                                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  323,498,204   $   8,532,844   $   115,611,592
Changes From Operations:
   - Net investment income (loss)                                                 (4,547,877)       (101,486)       (2,440,138)
   - Net realized gain (loss) on investments                                      34,967,735         821,766        11,159,358
   - Net change in unrealized appreciation or depreciation on investments          6,641,772          91,764            87,514
                                                                              ---------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     37,061,630         812,044         8,806,734
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           27,529,067          43,190        18,274,788
   - Contract withdrawals and transfers to annuity reserves                      (30,636,556)     (1,296,727)      (14,408,778)
   - Contract transfers                                                          (32,033,254)       (254,015)        3,826,089
                                                                              ---------------  --------------  ----------------
                                                                                 (35,140,743)     (1,507,552)        7,692,099
   Annuity Reserves:
   - Transfer from accumulation units                                                     --              --                --
   - Annuity Payments                                                                (15,381)         (2,153)            1,824
   - Receipt (reimbursement) of mortality guarantee adjustments                          203         (35,840)           (2,415)
                                                                              ---------------  --------------  ----------------
                                                                                     (15,178)        (37,993)             (591)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (35,155,921)     (1,545,545)        7,691,508
                                                                              ---------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            1,905,709        (733,501)       16,498,242
                                                                              ---------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  325,403,913       7,799,343       132,109,834
Changes From Operations:
   - Net investment income (loss)                                                 (4,052,593)       (117,902)       (2,461,174)
   - Net realized gain (loss) on investments                                      33,931,053         902,413        15,253,977
   - Net change in unrealized appreciation or depreciation on investments         64,867,532       2,022,154        35,339,747
                                                                              ---------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     94,745,992       2,806,665        48,132,550
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           10,810,499          29,925         9,644,355
   - Contract withdrawals and transfers to annuity reserves                      (33,354,379)     (1,124,117)      (15,753,085)
   - Contract transfers                                                          (24,678,018)        (79,982)       (4,196,255)
                                                                              ---------------  --------------  ----------------
                                                                                 (47,221,898)     (1,174,174)      (10,304,985)
   Annuity Reserves:
   - Annuity Payments                                                                 (4,158)         (2,701)          (11,775)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (706)             46            (1,403)
                                                                              ---------------  --------------  ----------------
                                                                                      (4,864)         (2,655)          (13,178)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (47,226,762)     (1,176,829)      (10,318,163)
                                                                              ---------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           47,519,230       1,629,836        37,814,387
                                                                              ---------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  372,923,143   $   9,429,179   $   169,924,221
                                                                              ===============  ==============  ================



                                                                                                DELAWARE
                                                                               DELAWARE VIP     VIP VALUE       DELAWARE
                                                                               U.S. GROWTH      STANDARD        VIP VALUE
                                                                               SERVICE CLASS    CLASS           SERVICE CLASS
                                                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  232,573,464   $  5,811,505   $  154,062,662
Changes From Operations:
   - Net investment income (loss)                                                 (3,041,360)        46,265          494,661
   - Net realized gain (loss) on investments                                      11,486,369        127,953        3,984,869
   - Net change in unrealized appreciation or depreciation on investments         24,521,265        536,788       15,708,773
                                                                              ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     32,966,274        711,006       20,188,303
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           20,679,017        192,987       10,769,652
   - Contract withdrawals and transfers to annuity reserves                      (16,556,917)      (632,026)     (17,078,635)
   - Contract transfers                                                            6,477,986       (328,729)      16,574,554
                                                                              ---------------  -------------  ---------------
                                                                                  10,600,086       (767,768)      10,265,571
   Annuity Reserves:
   - Transfer from accumulation units                                                     --             --            5,315
   - Annuity Payments                                                                 (1,181)        (3,826)          (3,953)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (8,819)       (15,577)          (3,937)
                                                                              ---------------  -------------  ---------------
                                                                                     (10,000)       (19,403)          (2,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              10,590,086       (787,171)      10,262,996
                                                                              ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           43,556,360        (76,165)      30,451,299
                                                                              ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  276,129,824      5,735,340      184,513,961
Changes From Operations:
   - Net investment income (loss)                                                 (3,160,836)        20,416         (373,735)
   - Net realized gain (loss) on investments                                      28,518,909        300,939       12,555,323
   - Net change in unrealized appreciation or depreciation on investments         62,455,438      1,465,995       46,303,024
                                                                              ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     87,813,511      1,787,350       58,484,612
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           15,982,014          5,489        9,109,231
   - Contract withdrawals and transfers to annuity reserves                      (19,950,756)      (607,819)     (22,376,380)
   - Contract transfers                                                          (24,564,335)       487,228       20,401,005
                                                                              ---------------  -------------  ---------------
                                                                                 (28,533,077)      (115,102)       7,133,856
   Annuity Reserves:
   - Annuity Payments                                                                   (931)        (2,510)          (9,295)
   - Receipt (reimbursement) of mortality guarantee adjustments                          446            524           (2,423)
                                                                              ---------------  -------------  ---------------
                                                                                        (485)        (1,986)         (11,718)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (28,533,562)      (117,088)       7,122,138
                                                                              ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           59,279,949      1,670,262       65,606,750
                                                                              ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  335,409,773   $  7,405,602   $  250,120,711
                                                                              ===============  =============  ===============




                                                                              DWS ALTERNATIVE
                                                                              ASSET ALLOCATION
                                                                              VIP CLASS A
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $      --
Changes From Operations:
   - Net investment income (loss)                                                      (84)
   - Net realized gain (loss) on investments                                            13
   - Net change in unrealized appreciation or depreciation on investments              826
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          755
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             39,400
   - Contract withdrawals and transfers to annuity reserves                           (236)
   - Contract transfers                                                              1,259
                                                                              ----------------
                                                                                    40,423
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              ----------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                40,423
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             41,178
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2012                                                     41,178
Changes From Operations:
   - Net investment income (loss)                                                   (1,421)
   - Net realized gain (loss) on investments                                          (788)
   - Net change in unrealized appreciation or depreciation on investments            6,938
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        4,729
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            323,114
   - Contract withdrawals and transfers to annuity reserves                        (19,434)
   - Contract transfers                                                            287,857
                                                                              ----------------
                                                                                   591,537
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              ----------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               591,537
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            596,266
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 637,444
                                                                              ================



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                DWS ALTERNATIVE     DWS EQUITY       DWS EQUITY
                                                                                ASSET ALLOCATION    500 INDEX        500 INDEX
                                                                                VIP CLASS B         VIP CLASS A      VIP CLASS B
                                                                                SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                     $  37,965,035    $   18,412,219   $   25,866,328
Changes From Operations:
   - Net investment income (loss)                                                       640,047            51,268          (45,876)
   - Net realized gain (loss) on investments                                            437,633           638,697        1,298,076
   - Net change in unrealized appreciation or depreciation on investments             1,993,716         1,837,295        2,106,581
                                                                                -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         3,071,396         2,527,260        3,358,781
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               5,636,709           169,137           97,858
   - Contract withdrawals and transfers to annuity reserves                          (3,269,757)       (2,408,414)      (3,464,499)
   - Contract transfers                                                               5,483,680           (16,877)      (1,424,021)
                                                                                -----------------  ---------------  ---------------
                                                                                      7,850,632        (2,256,154)      (4,790,662)
   Annuity Reserves:
   - Transfer from accumulation units                                                        --                --               --
   - Annuity Payments                                                                        --            (4,788)          (3,045)
   - Receipt (reimbursement) of mortality guarantee adjustments                              --           (91,123)              52
                                                                                -----------------  ---------------  ---------------
                                                                                             --           (95,911)          (2,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  7,850,632        (2,352,065)      (4,793,655)
                                                                                -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              10,922,028           175,195       (1,434,874)
                                                                                -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                      48,887,063        18,587,414       24,431,454
Changes From Operations:
   - Net investment income (loss)                                                        37,117           149,304          236,805
   - Net realized gain (loss) on investments                                            163,330         4,440,301        7,384,874
   - Net change in unrealized appreciation or depreciation on investments              (700,499)         (705,958)      (3,701,998)
                                                                                -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          (500,052)        3,883,647        3,919,681
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               3,359,508            49,292           22,862
   - Contract withdrawals and transfers to annuity reserves                          (3,953,006)       (2,226,719)      (1,808,043)
   - Contract transfers                                                               5,204,417       (12,042,451)     (26,564,769)
                                                                                -----------------  ---------------  ---------------
                                                                                      4,610,919       (14,219,878)     (28,349,950)
   Annuity Reserves:
   - Annuity Payments                                                                        --            (2,006)          (1,185)
   - Receipt (reimbursement) of mortality guarantee adjustments                              --               322               --
                                                                                -----------------  ---------------  ---------------
                                                                                             --            (1,684)          (1,185)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  4,610,919       (14,221,562)     (28,351,135)
                                                                                -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               4,110,867       (10,337,915)     (24,431,454)
                                                                                -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                   $  52,997,930    $    8,249,499   $           --
                                                                                =================  ===============  ===============


                                                                                 DWS SMALL       DWS SMALL         FIDELITY VIP
                                                                                 CAP INDEX       CAP INDEX         CONTRAFUND
                                                                                 VIP CLASS A     VIP CLASS B       SERVICE CLASS 2
                                                                                 SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   5,003,402   $   12,331,980   $     912,428,246
Changes From Operations:
   - Net investment income (loss)                                                     (33,542)        (115,167)         (5,278,177)
   - Net realized gain (loss) on investments                                           95,948          135,978           9,132,422
   - Net change in unrealized appreciation or depreciation on investments             614,507        1,578,014         124,403,825
                                                                                --------------  ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         676,913        1,598,825         128,258,070
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                42,888           55,192          58,829,969
   - Contract withdrawals and transfers to annuity reserves                          (843,519)      (1,739,595)        (85,350,182)
   - Contract transfers                                                              (206,926)      (1,108,392)        (31,410,933)
                                                                                --------------  ---------------  ------------------
                                                                                   (1,007,557)      (2,792,795)        (57,931,146)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --               --                  --
   - Annuity Payments                                                                      --           (9,623)            (29,781)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --               (2)             (1,581)
                                                                                --------------  ---------------  ------------------
                                                                                           --           (9,625)            (31,362)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (1,007,557)      (2,802,420)        (57,962,508)
                                                                                --------------  ---------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (330,644)      (1,203,595)         70,295,562
                                                                                --------------  ---------------  ------------------
NET ASSETS AT DECEMBER 31, 2012                                                     4,672,758       11,128,385         982,723,808
Changes From Operations:
   - Net investment income (loss)                                                       4,255          100,343          (8,780,677)
   - Net realized gain (loss) on investments                                          444,538        2,647,871          37,609,681
   - Net change in unrealized appreciation or depreciation on investments           1,103,588         (923,878)        240,308,847
                                                                                --------------  ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,552,381        1,824,336         269,137,851
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 7,428           10,525          36,550,358
   - Contract withdrawals and transfers to annuity reserves                          (567,334)        (797,687)        (91,476,318)
   - Contract transfers                                                              (348,408)     (12,165,559)        (49,078,471)
                                                                                --------------  ---------------  ------------------
                                                                                     (908,314)     (12,952,721)       (104,004,431)
   Annuity Reserves:
   - Annuity Payments                                                                      --               --             (14,509)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --               --                 235
                                                                                --------------  ---------------  ------------------
                                                                                           --               --             (14,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (908,314)     (12,952,721)       (104,018,705)
                                                                                --------------  ---------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               644,067      (11,128,385)        165,119,146
                                                                                --------------  ---------------  ------------------
NET ASSETS AT DECEMBER 31, 2013                                                 $   5,316,825   $           --   $   1,147,842,954
                                                                                ==============  ===============  ==================


                                                                                FIDELITY VIP    FIDELITY VIP     FIDELITY VIP
                                                                                EQUITY-INCOME   EQUITY-INCOME    GROWTH
                                                                                INITIAL CLASS   SERVICE CLASS 2  INITIAL CLASS
                                                                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   5,855,188   $   35,610,265   $  4,775,306
Changes From Operations:
   - Net investment income (loss)                                                     100,734          382,516        (41,365)
   - Net realized gain (loss) on investments                                          276,103        1,269,072        (13,207)
   - Net change in unrealized appreciation or depreciation on investments             503,124        3,307,947        677,110
                                                                                --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         879,961        4,959,535        622,538
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               226,358          209,497         33,925
   - Contract withdrawals and transfers to annuity reserves                          (594,901)      (5,349,557)      (534,331)
   - Contract transfers                                                              (314,736)      (2,321,251)      (138,094)
                                                                                --------------  ---------------  -------------
                                                                                     (683,279)      (7,461,311)      (638,500)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --               --             --
   - Annuity Payments                                                                  (1,557)         (16,874)        (1,607)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (14,660)              (2)       (63,740)
                                                                                --------------  ---------------  -------------
                                                                                      (16,217)         (16,876)       (65,347)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (699,496)      (7,478,187)      (703,847)
                                                                                --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               180,465       (2,518,652)       (81,309)
                                                                                --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                     6,035,653       33,091,613      4,693,997
Changes From Operations:
   - Net investment income (loss)                                                     (33,572)        (213,883)       (55,724)
   - Net realized gain (loss) on investments                                          364,648        2,513,407         88,851
   - Net change in unrealized appreciation or depreciation on investments             670,085        3,132,140      1,432,453
                                                                                --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,001,161        5,431,664      1,465,580
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 1,259           93,726         20,230
   - Contract withdrawals and transfers to annuity reserves                          (395,818)      (1,533,387)      (581,513)
   - Contract transfers                                                            (6,642,255)     (37,066,175)      (148,306)
                                                                                --------------  ---------------  -------------
                                                                                   (7,036,814)     (38,505,836)      (709,589)
   Annuity Reserves:
   - Annuity Payments                                                                      --          (17,617)          (427)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --              176            159
                                                                                --------------  ---------------  -------------
                                                                                           --          (17,441)          (268)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (7,036,814)     (38,523,277)      (709,857)
                                                                                --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (6,035,653)     (33,091,613)       755,723
                                                                                --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                 $          --   $           --   $  5,449,720
                                                                                ==============  ===============  =============


                                                                                FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                                GROWTH            MID CAP           OVERSEAS
                                                                                SERVICE CLASS 2   SERVICE CLASS 2   INITIAL CLASS
                                                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  112,879,306   $   426,177,922   $   1,688,755
Changes From Operations:
   - Net investment income (loss)                                                   (1,486,457)       (5,953,961)          5,744
   - Net realized gain (loss) on investments                                         3,754,938        44,128,245         (76,279)
   - Net change in unrealized appreciation or depreciation on investments            9,628,049        15,875,470         353,914
                                                                                ---------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       11,896,530        54,049,754         283,379
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              8,208,415        39,403,156           2,191
   - Contract withdrawals and transfers to annuity reserves                         (9,905,125)      (32,858,670)       (267,619)
   - Contract transfers                                                              5,298,526        (7,615,077)        (93,780)
                                                                                ---------------  ----------------  --------------
                                                                                     3,601,816        (1,070,591)       (359,208)
   Annuity Reserves:
   - Transfer from accumulation units                                                       --                --              --
   - Annuity Payments                                                                   (4,466)          (34,040)             69
   - Receipt (reimbursement) of mortality guarantee adjustments                         (1,510)           (1,934)        (69,895)
                                                                                ---------------  ----------------  --------------
                                                                                        (5,976)          (35,974)        (69,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 3,595,840        (1,106,565)       (429,034)
                                                                                ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             15,492,370        52,943,189        (145,655)
                                                                                ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    128,371,676       479,121,111       1,543,100
Changes From Operations:
   - Net investment income (loss)                                                   (2,398,251)       (7,156,542)         (8,461)
   - Net realized gain (loss) on investments                                         8,704,050        84,195,429          69,867
   - Net change in unrealized appreciation or depreciation on investments           35,563,204        74,232,293         116,119
                                                                                ---------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       41,869,003       151,271,180         177,525
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              8,099,983        23,549,243           2,371
   - Contract withdrawals and transfers to annuity reserves                        (11,253,819)      (40,012,680)        (51,740)
   - Contract transfers                                                             (6,417,882)      (46,127,128)     (1,671,256)
                                                                                ---------------  ----------------  --------------
                                                                                    (9,571,718)      (62,590,565)     (1,720,625)
   Annuity Reserves:
   - Annuity Payments                                                                   (5,761)           (8,254)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                              1              (101)             --
                                                                                ---------------  ----------------  --------------
                                                                                        (5,760)           (8,355)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (9,577,478)      (62,598,920)     (1,720,625)
                                                                                ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             32,291,525        88,672,260      (1,543,100)
                                                                                ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  160,663,201   $   567,793,371   $          --
                                                                                ===============  ================  ==============


                                                                                FIDELITY VIP
                                                                                OVERSEAS
                                                                                SERVICE CLASS 2
                                                                                SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   73,555,411
Changes From Operations:
   - Net investment income (loss)                                                      (41,703)
   - Net realized gain (loss) on investments                                        (2,435,621)
   - Net change in unrealized appreciation or depreciation on investments           14,662,529
                                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       12,185,205
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              1,075,663
   - Contract withdrawals and transfers to annuity reserves                         (8,036,013)
   - Contract transfers                                                             (8,642,448)
                                                                                ---------------
                                                                                   (15,602,798)
   Annuity Reserves:
   - Transfer from accumulation units                                                       --
   - Annuity Payments                                                                  (15,587)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (5,919)
                                                                                ---------------
                                                                                       (21,506)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (15,624,304)
                                                                                ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (3,439,099)
                                                                                ---------------
NET ASSETS AT DECEMBER 31, 2012                                                     70,116,312
Changes From Operations:
   - Net investment income (loss)                                                     (439,883)
   - Net realized gain (loss) on investments                                         5,818,570
   - Net change in unrealized appreciation or depreciation on investments            2,438,470
                                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        7,817,157
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                361,343
   - Contract withdrawals and transfers to annuity reserves                         (2,930,251)
   - Contract transfers                                                            (75,349,169)
                                                                                ---------------
                                                                                   (77,918,077)
   Annuity Reserves:
   - Annuity Payments                                                                  (15,414)
   - Receipt (reimbursement) of mortality guarantee adjustments                             22
                                                                                ---------------
                                                                                       (15,392)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (77,933,469)
                                                                                ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (70,116,312)
                                                                                ---------------
NET ASSETS AT DECEMBER 31, 2013                                                 $           --
                                                                                ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                                 FTVIPT
                                                                                FTVIPT           FRANKLIN          FTVIPT
                                                                                FRANKLIN         SMALL-MID         MUTUAL
                                                                                INCOME           CAP GROWTH        SHARES
                                                                                SECURITIES       SECURITIES        SECURITIES
                                                                                CLASS 2          CLASS 2           CLASS 2
                                                                                SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  530,064,143   $    99,563,324   $  615,076,571
Changes From Operations:
   - Net investment income (loss)                                                 27,812,032        (1,663,792)       5,990,660
   - Net realized gain (loss) on investments                                        (465,253)        9,975,629        5,186,353
   - Net change in unrealized appreciation or depreciation on investments         30,905,011           327,046       71,086,582
                                                                              ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     58,251,790         8,638,883       82,263,595
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           34,952,592         1,572,129       43,229,845
   - Contract withdrawals and transfers to annuity reserves                      (52,149,213)      (10,227,167)     (44,620,207)
   - Contract transfers                                                           16,217,159        (4,080,093)      18,934,561
                                                                              ---------------  ----------------  ---------------
                                                                                    (979,462)      (12,735,131)      17,544,199
   Annuity Reserves:
   - Transfer from accumulation units                                                  5,236                --               --
   - Annuity Payments                                                                 (4,905)           (2,253)         (20,831)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (1,019)              490           (1,871)
                                                                              ---------------  ----------------  ---------------
                                                                                        (688)           (1,763)         (22,702)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (980,150)      (12,736,894)      17,521,497
                                                                              ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           57,271,640        (4,098,011)      99,785,092
                                                                              ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  587,335,783        95,465,313      714,861,663
Changes From Operations:
   - Net investment income (loss)                                                 28,952,647          (609,204)       6,360,506
   - Net realized gain (loss) on investments                                       5,069,443        23,061,593       25,561,425
   - Net change in unrealized appreciation or depreciation on investments         35,863,934        (7,116,865)     149,773,803
                                                                              ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     69,886,024        15,335,524      181,695,734
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           32,994,337           404,972       29,636,998
   - Contract withdrawals and transfers to annuity reserves                      (56,556,195)       (3,873,392)     (50,334,772)
   - Contract transfers                                                            3,375,507      (107,331,547)     (54,546,613)
                                                                              ---------------  ----------------  ---------------
                                                                                 (20,186,351)     (110,799,967)     (75,244,387)
   Annuity Reserves:
   - Annuity Payments                                                                 (7,476)             (717)          (4,262)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (2,123)               --               25
                                                                              ---------------  ----------------  ---------------
                                                                                      (9,599)             (717)          (4,237)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (20,195,950)     (110,800,684)     (75,248,624)
                                                                              ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           49,690,074       (95,465,160)     106,447,110
                                                                              ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  637,025,857   $           153   $  821,308,773
                                                                              ===============  ================  ===============


                                                                                                                  GOLDMAN
                                                                                FTVIPT           FTVIPT           SACHS VIT
                                                                                TEMPLETON        TEMPLETON        LARGE CAP
                                                                                GLOBAL BOND      GROWTH           VALUE
                                                                                SECURITIES       SECURITIES       SERVICE
                                                                                CLASS 2          CLASS 2          CLASS
                                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   574,633,153   $  48,108,484   $   156,722,125
Changes From Operations:
   - Net investment income (loss)                                                  27,602,264         183,578           260,785
   - Net realized gain (loss) on investments                                       10,756,376      (2,257,608)        6,100,367
   - Net change in unrealized appreciation or depreciation on investments          32,450,476      10,377,900        20,158,196
                                                                              ----------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      70,809,116       8,303,870        26,519,348
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             3,426,346         195,330         1,637,385
   - Contract withdrawals and transfers to annuity reserves                       (59,102,349)     (6,585,601)       (8,060,114)
   - Contract transfers                                                           (21,556,431)     (3,279,789)      (16,453,857)
                                                                              ----------------  --------------  ----------------
                                                                                  (77,232,434)     (9,670,060)      (22,876,586)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --              --                --
   - Annuity Payments                                                                  (2,016)         (7,886)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                        (2,489)            270                --
                                                                              ----------------  --------------  ----------------
                                                                                       (4,505)         (7,616)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (77,236,939)     (9,677,676)      (22,876,586)
                                                                              ----------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (6,427,823)     (1,373,806)        3,642,762
                                                                              ----------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                   568,205,330      46,734,678       160,364,887
Changes From Operations:
   - Net investment income (loss)                                                  17,408,922         479,910           (33,544)
   - Net realized gain (loss) on investments                                       14,773,388       1,150,873        26,462,640
   - Net change in unrealized appreciation or depreciation on investments         (32,493,561)     10,468,756        20,221,525
                                                                              ----------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        (311,251)     12,099,539        46,650,621
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             4,306,932         230,388         2,151,285
   - Contract withdrawals and transfers to annuity reserves                       (60,003,529)     (6,972,136)       (9,575,759)
   - Contract transfers                                                             9,379,207      (2,522,417)      (21,950,583)
                                                                              ----------------  --------------  ----------------
                                                                                  (46,317,390)     (9,264,165)      (29,375,057)
   Annuity Reserves:
   - Annuity Payments                                                                  (5,306)         (9,620)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                           (73)            599                --
                                                                              ----------------  --------------  ----------------
                                                                                       (5,379)         (9,021)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (46,322,769)     (9,273,186)      (29,375,057)
                                                                              ----------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (46,634,020)      2,826,353        17,275,564
                                                                              ----------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $   521,571,310   $  49,561,031   $   177,640,451
                                                                              ================  ==============  ================




                                                                                                                INVESCO V.I.
                                                                                              HUNTINGTON VA     AMERICAN
                                                                              HUNTINGTON VA   DIVIDEND          FRANCHISE
                                                                              BALANCED        CAPTURE           SERIES I
                                                                              SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $    939,589     $   317,940    $         --
Changes From Operations:
   - Net investment income (loss)                                                     4,487          31,427         (24,062)
   - Net realized gain (loss) on investments                                         19,371           6,798         (12,059)
   - Net change in unrealized appreciation or depreciation on investments            98,872          24,903         (62,489)
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       122,730          63,128         (98,610)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,319,509         473,657           1,640
   - Contract withdrawals and transfers to annuity reserves                        (105,254)        (24,663)       (168,455)
   - Contract transfers                                                             449,577         313,192       2,713,859
                                                                              --------------  ---------------  -------------
                                                                                  1,663,832         762,186       2,547,044
   Annuity Reserves:
   - Transfer from accumulation units                                                    --              --              --
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              --------------  ---------------  -------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,663,832         762,186       2,547,044
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,786,562         825,314       2,448,434
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   2,726,151       1,143,254       2,448,434
Changes From Operations:
   - Net investment income (loss)                                                    13,340          21,498         (26,565)
   - Net realized gain (loss) on investments                                         59,449          28,242          96,800
   - Net change in unrealized appreciation or depreciation on investments           287,085         162,295         799,424
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       359,874         212,035         869,659
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              45,313          48,655           7,558
   - Contract withdrawals and transfers to annuity reserves                        (114,297)        (57,818)       (317,010)
   - Contract transfers                                                               3,016         (14,920)       (196,797)
                                                                              --------------  ---------------  -------------
                                                                                    (65,968)        (24,083)       (506,249)
   Annuity Reserves:
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              --------------  ---------------  -------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (65,968)        (24,083)       (506,249)
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             293,906         187,952         363,410
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  3,020,057     $ 1,331,206    $  2,811,844
                                                                              ==============  ===============  =============




                                                                               INVESCO V.I.  INVESCO V.I.    INVESCO V.I.
                                                                               AMERICAN      CAPITAL         CAPITAL
                                                                               FRANCHISE     APPRECIATION    APPRECIATION
                                                                               SERIES II     SERIES I        SERIES II
                                                                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $         --   $   2,450,534   $   1,219,587
Changes From Operations:
   - Net investment income (loss)                                                  (13,101)        (12,354)         (6,955)
   - Net realized gain (loss) on investments                                       (14,483)       (130,100)            974
   - Net change in unrealized appreciation or depreciation on investments          (30,969)        504,808         183,384
                                                                              -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (58,553)        362,354         177,403
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             21,223           4,982             655
   - Contract withdrawals and transfers to annuity reserves                       (142,891)        (89,514)        (46,152)
   - Contract transfers                                                          1,341,039      (2,728,264)     (1,351,493)
                                                                              -------------  --------------  --------------
                                                                                 1,219,371      (2,812,796)     (1,396,990)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --              --              --
   - Annuity Payments                                                                   --             (92)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --              --
                                                                              -------------  --------------  --------------
                                                                                        --             (92)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             1,219,371      (2,812,888)     (1,396,990)
                                                                              -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          1,160,818      (2,450,534)     (1,219,587)
                                                                              -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  1,160,818              --              --
Changes From Operations:
   - Net investment income (loss)                                                  (17,086)             --              --
   - Net realized gain (loss) on investments                                        33,496              --              --
   - Net change in unrealized appreciation or depreciation on investments          382,367              --              --
                                                                              -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      398,777              --              --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              6,528              --              --
   - Contract withdrawals and transfers to annuity reserves                       (181,781)             --              --
   - Contract transfers                                                            (34,006)             --              --
                                                                              -------------  --------------  --------------
                                                                                  (209,259)             --              --
   Annuity Reserves:
   - Annuity Payments                                                                   --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --              --
                                                                              -------------  --------------  --------------
                                                                                        --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (209,259)             --              --
                                                                              -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            189,518              --              --
                                                                              -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  1,350,336   $          --   $          --
                                                                              =============  ==============  ==============





                                                                               INVESCO V.I.
                                                                               CORE EQUITY
                                                                               SERIES I
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  8,890,121
Changes From Operations:
   - Net investment income (loss)                                                  (46,731)
   - Net realized gain (loss) on investments                                       279,567
   - Net change in unrealized appreciation or depreciation on investments          810,845
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,043,681
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             95,109
   - Contract withdrawals and transfers to annuity reserves                     (1,397,149)
   - Contract transfers                                                           (357,850)
                                                                              -------------
                                                                                (1,659,890)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                               (1,119)
   - Receipt (reimbursement) of mortality guarantee adjustments                        491
                                                                              -------------
                                                                                      (628)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,660,518)
                                                                              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (616,837)
                                                                              -------------
NET ASSETS AT DECEMBER 31, 2012                                                  8,273,284
Changes From Operations:
   - Net investment income (loss)                                                  (10,809)
   - Net realized gain (loss) on investments                                       420,573
   - Net change in unrealized appreciation or depreciation on investments        1,722,247
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    2,132,011
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             37,299
   - Contract withdrawals and transfers to annuity reserves                       (906,617)
   - Contract transfers                                                           (441,568)
                                                                              -------------
                                                                                (1,310,886)
   Annuity Reserves:
   - Annuity Payments                                                               (1,297)
   - Receipt (reimbursement) of mortality guarantee adjustments                        810
                                                                              -------------
                                                                                      (487)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,311,373)
                                                                              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            820,638
                                                                              -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  9,093,922
                                                                              =============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                        INVESCO V.I.  INVESCO V.I.   INVESCO V.I.    JANUS ASPEN
                                                                        CORE          INTERNATIONAL  INTERNATIONAL   BALANCED
                                                                        EQUITY        GROWTH         GROWTH          SERVICE
                                                                        SERIES II     SERIES I       SERIES II       CLASS
                                                                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 2,952,470    $ 2,801,448   $  2,577,326   $  19,911,213
Changes From Operations:
   - Net investment income (loss)                                           (21,264)          (630)        (9,603)        160,785
   - Net realized gain (loss) on investments                                137,647        132,231        212,541       1,898,547
   - Net change in unrealized appreciation or depreciation on investments   195,759        234,769        102,328          36,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               312,142        366,370        305,266       2,095,943
                                                                        ------------  -------------  -------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       2,184            923         15,765         172,242
   - Contract withdrawals and transfers to annuity reserves                (885,626)      (292,720)      (723,962)     (3,335,804)
   - Contract transfers                                                     (61,204)       (58,594)       (90,028)     (1,243,640)
                                                                        ------------  -------------  -------------  --------------
                                                                           (944,646)      (350,391)      (798,225)     (4,407,202)
   Annuity Reserves:
   - Transfer from accumulation units                                            --             --             --              --
   - Annuity Payments                                                            --             --             --         (26,122)
   - Receipt (reimbursement) of mortality guarantee adjustments                  --             --             --             (51)
                                                                        ------------  -------------  -------------  --------------
                                                                                 --             --             --         (26,173)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (944,646)      (350,391)      (798,225)     (4,433,375)
                                                                        ------------  -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (632,504)        15,979       (492,959)     (2,337,432)
                                                                        ------------  -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                           2,319,966      2,817,427      2,084,367      17,573,781
Changes From Operations:
   - Net investment income (loss)                                            (9,310)        (7,478)       (12,210)        (50,955)
   - Net realized gain (loss) on investments                                147,796        215,362        106,122       1,523,595
   - Net change in unrealized appreciation or depreciation on investments   439,409        247,266        246,691       1,502,135
                                                                        ------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               577,895        455,150        340,603       2,974,775
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       2,491         10,705          1,743          55,259
   - Contract withdrawals and transfers to annuity reserves                (309,957)      (351,761)      (268,741)     (3,029,338)
   - Contract transfers                                                     (97,657)       (89,363)       136,997         988,794
                                                                        ------------  -------------  -------------  --------------
                                                                           (405,123)      (430,419)      (130,001)     (1,985,285)
   Annuity Reserves:
   - Annuity Payments                                                            --             --             --         (30,244)
   - Receipt (reimbursement) of mortality guarantee adjustments                  --             --             --             116
                                                                        ------------  -------------  -------------  --------------
                                                                                 --             --             --         (30,128)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (405,123)      (430,419)      (130,001)     (2,015,413)
                                                                        ------------  -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     172,772         24,731        210,602         959,362
                                                                        ------------  -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 2,492,738    $ 2,842,158   $  2,294,969   $  18,533,143
                                                                        ============  =============  =============  ==============


                                                                                        JANUS ASPEN    LVIP AMERICAN
                                                                        JANUS ASPEN     GLOBAL         BALANCED
                                                                        ENTERPRISE      RESEARCH       ALLOCATION
                                                                        SERVICE         SERVICE        STANDARD
                                                                        CLASS           CLASS          CLASS
                                                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $   6,511,254   $  1,045,639    $        --
Changes From Operations:
   - Net investment income (loss)                                            (100,928)        (8,608)         2,592
   - Net realized gain (loss) on investments                                  628,314         13,135            128
   - Net change in unrealized appreciation or depreciation on investments     374,982        170,299          6,583
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 902,368        174,826          9,303
                                                                        --------------  -------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        32,216          2,585        100,000
   - Contract withdrawals and transfers to annuity reserves                  (934,396)      (210,312)          (526)
   - Contract transfers                                                      (722,504)        (5,391)            --
                                                                        --------------  -------------  --------------
                                                                           (1,624,684)      (213,118)        99,474
   Annuity Reserves:
   - Transfer from accumulation units                                              --             --             --
   - Annuity Payments                                                              --             --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                    --             --             --
                                                                        --------------  -------------  --------------
                                                                                   --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (1,624,684)      (213,118)        99,474
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (722,316)       (38,292)       108,777
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                             5,788,938      1,007,347        108,777
Changes From Operations:
   - Net investment income (loss)                                             (71,856)        (5,621)       123,035
   - Net realized gain (loss) on investments                                  734,294         62,906         35,090
   - Net change in unrealized appreciation or depreciation on investments     835,747        194,808        612,165
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               1,498,185        252,093        770,290
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         6,303          5,575      7,410,669
   - Contract withdrawals and transfers to annuity reserves                  (821,232)      (225,444)       (70,448)
   - Contract transfers                                                      (650,274)       105,845        190,205
                                                                        --------------  -------------  --------------
                                                                           (1,465,203)      (114,024)     7,530,426
   Annuity Reserves:
   - Annuity Payments                                                              --           (572)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                    --            326             --
                                                                        --------------  -------------  --------------
                                                                                   --           (246)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (1,465,203)      (114,270)     7,530,426
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        32,982        137,823      8,300,716
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $   5,821,920   $  1,145,170    $ 8,409,493
                                                                        ==============  =============  ==============


                                                                        LVIP AMERICAN    LVIP AMERICAN    LVIP AMERICAN
                                                                        GLOBAL           GLOBAL SMALL     GROWTH
                                                                        GROWTH           CAPITALIZATION   ALLOCATION
                                                                        SERVICE          SERVICE          STANDARD
                                                                        CLASS II         CLASS II         CLASS
                                                                        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                            $  33,023,222    $  34,253,853     $       --
Changes From Operations:
   - Net investment income (loss)                                             (312,581)        (311,586)         7,099
   - Net realized gain (loss) on investments                                   267,586         (244,212)           141
   - Net change in unrealized appreciation or depreciation on investments    7,774,419        6,723,336          8,826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                7,729,424        6,167,538         16,066
                                                                        ---------------  ---------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     11,047,881        9,632,908        300,000
   - Contract withdrawals and transfers to annuity reserves                 (1,992,952)      (1,768,871)        (2,363)
   - Contract transfers                                                      2,379,094        2,685,918             --
                                                                        ---------------  ---------------  --------------
                                                                            11,434,023       10,549,955        297,637
   Annuity Reserves:
   - Transfer from accumulation units                                               --               --             --
   - Annuity Payments                                                               --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --               --             --
                                                                        ---------------  ---------------  --------------
                                                                                    --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        11,434,023       10,549,955        297,637
                                                                        ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     19,163,447       16,717,493        313,703
                                                                        ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                             52,186,669       50,971,346        313,703
Changes From Operations:
   - Net investment income (loss)                                             (480,210)        (841,777)         8,782
   - Net realized gain (loss) on investments                                 1,895,411        1,457,514          2,997
   - Net change in unrealized appreciation or depreciation on investments   13,439,102       12,461,992         59,049
                                                                        ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               14,854,303       13,077,729         70,828
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     11,878,479        5,980,286        232,536
   - Contract withdrawals and transfers to annuity reserves                 (2,537,166)      (2,210,920)        (4,509)
   - Contract transfers                                                     (1,704,123)      (1,866,223)        39,237
                                                                        ---------------  ---------------  --------------
                                                                             7,637,190        1,903,143        267,264
   Annuity Reserves:
   - Annuity Payments                                                               --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --               --             --
                                                                        ---------------  ---------------  --------------
                                                                                    --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         7,637,190        1,903,143        267,264
                                                                        ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     22,491,493       14,980,872        338,092
                                                                        ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                          $  74,678,162    $  65,952,218     $  651,795
                                                                        ===============  ===============  ==============


                                                                                                           LVIP AMERICAN
                                                                        LVIP AMERICAN    LVIP AMERICAN     INCOME
                                                                        GROWTH           GROWTH-INCOME     ALLOCATION
                                                                        SERVICE          SERVICE           STANDARD
                                                                        CLASS II         CLASS II          CLASS
                                                                        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  133,305,045    $  100,295,861       $    --
Changes From Operations:
   - Net investment income (loss)                                           (2,851,241)         (755,473)           --
   - Net realized gain (loss) on investments                                 1,738,899         1,330,655            --
   - Net change in unrealized appreciation or depreciation on investments   24,880,051        17,442,364            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               23,767,709        18,017,546            --
                                                                        ---------------  ----------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     54,032,270        39,256,242            --
   - Contract withdrawals and transfers to annuity reserves                 (6,919,792)       (5,216,594)           --
   - Contract transfers                                                       (623,432)        9,365,743            --
                                                                        ---------------  ----------------  --------------
                                                                            46,489,046        43,405,391            --
   Annuity Reserves:
   - Transfer from accumulation units                                               --                --            --
   - Annuity Payments                                                             (449)               --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                   (322)               --            --
                                                                        ---------------  ----------------  --------------
                                                                                  (771)               --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        46,488,275        43,405,391            --
                                                                        ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     70,255,984        61,422,937            --
                                                                        ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                            203,561,029       161,718,798            --
Changes From Operations:
   - Net investment income (loss)                                           (2,648,063)       (1,259,913)           25
   - Net realized gain (loss) on investments                                 6,632,918         6,517,008             2
   - Net change in unrealized appreciation or depreciation on investments   53,074,467        45,503,364            29
                                                                        ---------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               57,059,322        50,760,459            56
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     31,789,337        24,447,312         1,286
   - Contract withdrawals and transfers to annuity reserves                (10,270,571)       (8,299,940)           (3)
   - Contract transfers                                                    (13,724,211)       (8,129,772)            5
                                                                        ---------------  ----------------  --------------
                                                                             7,794,555         8,017,600         1,288
   Annuity Reserves:
   - Annuity Payments                                                             (937)               --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                   (585)               --            --
                                                                        ---------------  ----------------  --------------
                                                                                (1,522)               --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         7,793,033         8,017,600         1,288
                                                                        ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     64,852,355        58,778,059         1,344
                                                                        ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $  268,413,384    $  220,496,857       $ 1,344
                                                                        ===============  ================  ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                                             LVIP
                                                                            LVIP AMERICAN    LVIP AMERICAN   BARON
                                                                            INTERNATIONAL    PRESERVATION    GROWTH
                                                                            SERVICE          STANDARD        OPPORTUNITIES
                                                                            CLASS II         CLASS           SERVICE CLASS
                                                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   71,931,847     $      --    $   99,455,460
Changes From Operations:
   - Net investment income (loss)                                                  808,696            --          (532,111)
   - Net realized gain (loss) on investments                                      (171,341)           --        10,296,446
   - Net change in unrealized appreciation or depreciation on investments       12,853,589            --         7,237,475
                                                                            ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   13,490,944            --        17,001,810
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         25,340,020            --         9,645,202
   - Contract withdrawals and transfers to annuity reserves                     (3,832,065)           --        (8,026,801)
   - Contract transfers                                                          5,544,776            --         3,676,084
                                                                            ---------------  -------------  ---------------
                                                                                27,052,731            --         5,294,485
   Annuity Reserves:
   - Transfer from accumulation units                                                   --            --                --
   - Annuity Payments                                                                   --            --              (844)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --            --                28
                                                                            ---------------  -------------  ---------------
                                                                                        --            --              (816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            27,052,731            --         5,293,669
                                                                            ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         40,543,675            --        22,295,479
                                                                            ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                112,475,522            --       121,750,939
Changes From Operations:
   - Net investment income (loss)                                                 (869,466)        1,872        (1,907,363)
   - Net realized gain (loss) on investments                                     2,476,772           171        22,638,315
   - Net change in unrealized appreciation or depreciation on investments       20,371,692        (3,145)       27,709,947
                                                                            ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   21,978,998        (1,102)       48,440,899
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         14,224,754       224,260        12,803,605
   - Contract withdrawals and transfers to annuity reserves                     (5,665,798)       (4,799)      (12,205,006)
   - Contract transfers                                                         (6,316,092)       (3,817)       13,765,691
                                                                            ---------------  -------------  ---------------
                                                                                 2,242,864       215,644        14,364,290
   Annuity Reserves:
   - Annuity Payments                                                                   --            --            (1,999)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --            --            (1,637)
                                                                            ---------------  -------------  ---------------
                                                                                        --            --            (3,636)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             2,242,864       215,644        14,360,654
                                                                            ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         24,221,862       214,542        62,801,553
                                                                            ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  136,697,384     $ 214,542    $  184,552,492
                                                                            ===============  =============  ===============



                                                                            LVIP           LVIP           LVIP
                                                                            BLACKROCK      BLACKROCK      BLACKROCK
                                                                            EMERGING       EMERGING       EQUITY
                                                                            MARKETS        MARKETS        DIVIDEND
                                                                            RPM STANDARD   RPM SERVICE    RPM STANDARD
                                                                            CLASS          CLASS          CLASS
                                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $     --    $         --     $      --
Changes From Operations:
   - Net investment income (loss)                                                    --          36,387            --
   - Net realized gain (loss) on investments                                         --            (188)           --
   - Net change in unrealized appreciation or depreciation on investments            --         262,378            --
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        --         298,577            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              --       5,821,635            --
   - Contract withdrawals and transfers to annuity reserves                          --          (9,212)           --
   - Contract transfers                                                              --       1,203,827            --
                                                                            -------------  -------------  -------------
                                                                                     --       7,016,250            --
   Annuity Reserves:
   - Transfer from accumulation units                                                --              --            --
   - Annuity Payments                                                                --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --              --            --
                                                                            -------------  -------------  -------------
                                                                                     --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 --       7,016,250            --
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --       7,314,827            --
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                      --       7,314,827            --
Changes From Operations:
   - Net investment income (loss)                                                   326        (313,486)        1,365
   - Net realized gain (loss) on investments                                        (33)       (191,636)            3
   - Net change in unrealized appreciation or depreciation on investments        (1,385)     (1,638,933)        1,717
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    (1,092)     (2,144,055)        3,085
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          65,930      56,139,068        98,436
   - Contract withdrawals and transfers to annuity reserves                        (365)     (1,325,666)         (545)
   - Contract transfers                                                          (1,096)     31,084,619            --
                                                                            -------------  -------------  -------------
                                                                                 64,469      85,898,021        97,891
   Annuity Reserves:
   - Annuity Payments                                                                --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --              --            --
                                                                            -------------  -------------  -------------
                                                                                     --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             64,469      85,898,021        97,891
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          63,377      83,753,966       100,976
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 63,377    $ 91,068,793     $ 100,976
                                                                            =============  =============  =============


                                                                                             LVIP           LVIP
                                                                             LVIP            BLACKROCK      BLACKROCK
                                                                             BLACKROCK       GLOBAL         GLOBAL
                                                                             EQUITY          ALLOCATION     ALLOCATION
                                                                             DIVIDEND        V.I. RPM       V.I. RPM
                                                                             RPM SERVICE     STANDARD       SERVICE
                                                                             CLASS           CLASS          CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   31,584,371    $      --   $           --
Changes From Operations:
   - Net investment income (loss)                                                 (430,230)          --               --
   - Net realized gain (loss) on investments                                       755,133           --               --
   - Net change in unrealized appreciation or depreciation on investments        4,546,632           --               --
                                                                            ---------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    4,871,535           --               --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         21,667,248           --               --
   - Contract withdrawals and transfers to annuity reserves                     (3,046,244)          --               --
   - Contract transfers                                                         10,920,157           --               --
                                                                            ---------------  -----------  ---------------
                                                                                29,541,161           --               --
   Annuity Reserves:
   - Transfer from accumulation units                                                   --           --               --
   - Annuity Payments                                                                   --           --               --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --           --               --
                                                                            ---------------  -----------  ---------------
                                                                                        --           --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            29,541,161           --               --
                                                                            ---------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         34,412,696           --               --
                                                                            ---------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 65,997,067           --               --
Changes From Operations:
   - Net investment income (loss)                                                  648,305         (423)      (1,451,804)
   - Net realized gain (loss) on investments                                     1,826,190          426          619,308
   - Net change in unrealized appreciation or depreciation on investments       23,325,594        5,907       12,735,871
                                                                            ---------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   25,800,089        5,910       11,903,375
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        146,965,474      249,242      200,424,300
   - Contract withdrawals and transfers to annuity reserves                     (7,598,324)        (381)      (3,620,951)
   - Contract transfers                                                         76,372,338       25,034      103,195,911
                                                                            ---------------  -----------  ---------------
                                                                               215,739,488      273,895      299,999,260
   Annuity Reserves:
   - Annuity Payments                                                                   --           --             (245)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --           --             (585)
                                                                            ---------------  -----------  ---------------
                                                                                        --           --             (830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           215,739,488      273,895      299,998,430
                                                                            ---------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        241,539,577      279,805      311,901,805
                                                                            ---------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  307,536,644    $ 279,805   $  311,901,805
                                                                            ===============  ===========  ===============


                                                                            LVIP           LVIP
                                                                            BLACKROCK      BLACKROCK
                                                                            INFLATION      INFLATION        LVIP
                                                                            PROTECTED      PROTECTED        CAPITAL
                                                                            BOND           BOND             GROWTH
                                                                            STANDARD       SERVICE          SERVICE
                                                                            CLASS          CLASS            CLASS
                                                                            SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $      --   $  228,952,130   $  198,333,052
Changes From Operations:
   - Net investment income (loss)                                               (1,974)      (5,316,516)      (2,640,066)
   - Net realized gain (loss) on investments                                     4,883       10,067,338        5,895,922
   - Net change in unrealized appreciation or depreciation on investments        1,910        7,668,904       33,984,141
                                                                            -----------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    4,819       12,419,726       37,239,997
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        299,648       75,201,165       18,573,032
   - Contract withdrawals and transfers to annuity reserves                     (6,090)     (27,906,924)     (14,254,869)
   - Contract transfers                                                         36,203       82,268,164       31,428,178
                                                                            -----------  ---------------  ---------------
                                                                               329,761      129,562,405       35,746,341
   Annuity Reserves:
   - Transfer from accumulation units                                               --               --               --
   - Annuity Payments                                                               --             (774)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --           (1,476)              --
                                                                            -----------  ---------------  ---------------
                                                                                    --           (2,250)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           329,761      129,560,155       35,746,341
                                                                            -----------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        334,580      141,979,881       72,986,338
                                                                            -----------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                334,580      370,932,011      271,319,390
Changes From Operations:
   - Net investment income (loss)                                               (1,809)      (8,259,573)      (2,975,376)
   - Net realized gain (loss) on investments                                    (1,231)      14,002,160       14,041,430
   - Net change in unrealized appreciation or depreciation on investments      (34,956)     (80,174,710)      76,015,886
                                                                            -----------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  (37,996)     (74,432,123)      87,081,940
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        274,549       99,690,152       12,853,855
   - Contract withdrawals and transfers to annuity reserves                    (33,176)     (50,035,076)     (17,152,913)
   - Contract transfers                                                        (80,272)     407,639,928      (31,060,732)
                                                                            -----------  ---------------  ---------------
                                                                               161,101      457,295,004      (35,359,790)
   Annuity Reserves:
   - Annuity Payments                                                               --           (8,914)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --              501               --
                                                                            -----------  ---------------  ---------------
                                                                                    --           (8,413)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           161,101      457,286,591      (35,359,790)
                                                                            -----------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        123,105      382,854,468       51,722,150
                                                                            -----------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 457,685   $  753,786,479   $  323,041,540
                                                                            ===========  ===============  ===============


                                                                              LVIP
                                                                              CLARION
                                                                              GLOBAL
                                                                              REAL
                                                                              ESTATE
                                                                              SERVICE
                                                                              CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   79,776,963
Changes From Operations:
   - Net investment income (loss)                                               (1,528,361)
   - Net realized gain (loss) on investments                                     2,583,426
   - Net change in unrealized appreciation or depreciation on investments       16,792,029
                                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   17,847,094
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          7,799,982
   - Contract withdrawals and transfers to annuity reserves                     (6,757,247)
   - Contract transfers                                                         (2,928,216)
                                                                            ---------------
                                                                                (1,885,481)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                               (2,543)
   - Receipt (reimbursement) of mortality guarantee adjustments                        (32)
                                                                            ---------------
                                                                                    (2,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,888,056)
                                                                            ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         15,959,038
                                                                            ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 95,736,001
Changes From Operations:
   - Net investment income (loss)                                               (1,676,921)
   - Net realized gain (loss) on investments                                     4,071,668
   - Net change in unrealized appreciation or depreciation on investments       (1,062,040)
                                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,332,707
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          5,684,394
   - Contract withdrawals and transfers to annuity reserves                     (7,748,240)
   - Contract transfers                                                          6,069,509
                                                                            ---------------
                                                                                 4,005,663
   Annuity Reserves:
   - Annuity Payments                                                               (3,048)
   - Receipt (reimbursement) of mortality guarantee adjustments                          3
                                                                            ---------------
                                                                                    (3,045)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,002,618
                                                                            ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          5,335,325
                                                                            ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  101,071,326
                                                                            ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP COLUMBIA
                                                                              SMALL-MID CAP    LVIP DELAWARE     LVIP DELAWARE
                                                                              GROWTH RPM       BOND              BOND
                                                                              SERVICE CLASS    STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   34,168,087   $  174,089,656   $  1,917,256,346
Changes From Operations:
   - Net investment income (loss)                                                   (634,512)         392,296          8,288,553
   - Net realized gain (loss) on investments                                         346,435        6,896,112         65,115,606
   - Net change in unrealized appreciation or depreciation on investments          1,790,828          626,259         27,100,605
                                                                              ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,502,751        7,914,667        100,504,764
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            9,827,387        1,482,147        237,026,426
   - Contract withdrawals and transfers to annuity reserves                       (3,054,256)     (27,474,359)      (168,618,568)
   - Contract transfers                                                           (1,739,683)      (3,573,358)       244,085,923
                                                                              ---------------  ---------------  -----------------
                                                                                   5,033,448      (29,565,570)       312,493,781
   Annuity Reserves:
   - Transfer from accumulation units                                                     --               --                 --
   - Annuity Payments                                                                     --          (38,673)           (68,081)
   - Receipt (reimbursement) of mortality guarantee adjustments                           --            3,313            (78,224)
                                                                              ---------------  ---------------  -----------------
                                                                                          --          (35,360)          (146,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               5,033,448      (29,600,930)       312,347,476
                                                                              ---------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            6,536,199      (21,686,263)       412,852,240
                                                                              ---------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                   40,704,286      152,403,393      2,330,108,586
Changes From Operations:
   - Net investment income (loss)                                                 (1,536,639)           8,907          3,882,541
   - Net realized gain (loss) on investments                                       2,821,456        3,150,860         32,093,057
   - Net change in unrealized appreciation or depreciation on investments         16,529,524       (8,653,943)      (132,192,644)
                                                                              ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     17,814,341       (5,494,176)       (96,217,046)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           75,726,454          531,167        205,649,084
   - Contract withdrawals and transfers to annuity reserves                       (4,020,827)     (18,445,003)      (173,420,899)
   - Contract transfers                                                           38,500,619       (7,212,985)       180,140,043
                                                                              ---------------  ---------------  -----------------
                                                                                 110,206,246      (25,126,821)       212,368,228
   Annuity Reserves:
   - Annuity Payments                                                                   (226)         (34,983)           (60,934)
   - Receipt (reimbursement) of mortality guarantee adjustments                           --            5,369                385
                                                                              ---------------  ---------------  -----------------
                                                                                        (226)         (29,614)           (60,549)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             110,206,020      (25,156,435)       212,307,679
                                                                              ---------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          128,020,361      (30,650,611)       116,090,633
                                                                              ---------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  168,724,647   $  121,752,782   $  2,446,199,219
                                                                              ===============  ===============  =================


                                                                                                               LVIP DELAWARE
                                                                              LVIP DELAWARE   LVIP DELAWARE    FOUNDATION
                                                                              DIVERSIFIED     DIVERSIFIED      AGGRESSIVE
                                                                              FLOATING RATE   FLOATING RATE    ALLOCATION
                                                                              STANDARD CLASS  SERVICE CLASS    STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $      --    $  129,180,469    $ 10,388,706
Changes From Operations:
   - Net investment income (loss)                                                      347          (559,629)        (10,724)
   - Net realized gain (loss) on investments                                             4           (74,630)        (71,413)
   - Net change in unrealized appreciation or depreciation on investments              (61)        3,851,855       1,162,480
                                                                              --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          290         3,217,596       1,080,343
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             23,221        38,581,940          19,197
   - Contract withdrawals and transfers to annuity reserves                           (647)      (11,211,250)     (2,012,221)
   - Contract transfers                                                             21,391        38,209,045        (518,112)
                                                                              --------------  ---------------  ---------------
                                                                                    43,965        65,579,735      (2,511,136)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --                --              --
   - Annuity Payments                                                                   --            (6,042)         (3,314)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              (348)           (195)
                                                                              --------------  ---------------  ---------------
                                                                                        --            (6,390)         (3,509)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                43,965        65,573,345      (2,514,645)
                                                                              --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             44,255        68,790,941      (1,434,302)
                                                                              --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                     44,255       197,971,410       8,954,404
Changes From Operations:
   - Net investment income (loss)                                                    2,631        (3,496,682)        (29,054)
   - Net realized gain (loss) on investments                                           (24)           65,836         259,306
   - Net change in unrealized appreciation or depreciation on investments           (2,662)         (478,554)      1,198,972
                                                                              --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          (55)       (3,909,400)      1,429,224
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            650,977       157,413,496          18,067
   - Contract withdrawals and transfers to annuity reserves                        (17,344)      (25,496,630)     (1,478,072)
   - Contract transfers                                                            310,703       345,209,308        (939,781)
                                                                              --------------  ---------------  ---------------
                                                                                   944,336       477,126,174      (2,399,786)
   Annuity Reserves:
   - Annuity Payments                                                                   --            (8,840)         (3,549)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --                 1              23
                                                                              --------------  ---------------  ---------------
                                                                                        --            (8,839)         (3,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               944,336       477,117,335      (2,403,312)
                                                                              --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            944,281       473,207,935        (974,088)
                                                                              --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 988,536    $  671,179,345    $  7,980,316
                                                                              ==============  ===============  ===============


                                                                              LVIP DELAWARE
                                                                              FOUNDATION       LVIP DELAWARE   LVIP DELAWARE
                                                                              AGGRESSIVE       GROWTH          SOCIAL
                                                                              ALLOCATION       AND INCOME      AWARENESS
                                                                              SERVICE CLASS    SERVICE CLASS   STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $ 23,106,109    $  36,014,898   $   9,729,522
Changes From Operations:
   - Net investment income (loss)                                                   (65,263)        (348,037)        (84,488)
   - Net realized gain (loss) on investments                                        (15,726)       1,753,676       1,034,272
   - Net change in unrealized appreciation or depreciation on investments         2,468,288        3,431,113         280,846
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     2,387,299        4,836,752       1,230,630
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             120,565          565,304          58,355
   - Contract withdrawals and transfers to annuity reserves                      (2,562,752)      (2,787,362)     (1,177,717)
   - Contract transfers                                                          (1,776,878)      (2,579,491)       (764,516)
                                                                              ---------------  --------------  --------------
                                                                                 (4,219,065)      (4,801,549)     (1,883,878)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --               --              --
   - Annuity Payments                                                                    --               --          (6,013)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             (33)
                                                                              ---------------  --------------  --------------
                                                                                         --               --          (6,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (4,219,065)      (4,801,549)     (1,889,924)
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (1,831,766)          35,203        (659,294)
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  21,274,343       36,050,101       9,070,228
Changes From Operations:
   - Net investment income (loss)                                                  (103,636)         (81,169)        (39,867)
   - Net realized gain (loss) on investments                                        879,254        3,279,352         955,936
   - Net change in unrealized appreciation or depreciation on investments         2,767,603        7,578,017       1,796,250
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     3,543,221       10,776,200       2,712,319
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              67,615          267,140          51,764
   - Contract withdrawals and transfers to annuity reserves                      (2,670,573)      (2,467,799)     (1,603,970)
   - Contract transfers                                                            (492,123)         855,895        (428,442)
                                                                              ---------------  --------------  --------------
                                                                                 (3,095,081)      (1,344,764)     (1,980,648)
   Annuity Reserves:
   - Annuity Payments                                                                    --               --          (7,082)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --               5
                                                                              ---------------  --------------  --------------
                                                                                         --               --          (7,077)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (3,095,081)      (1,344,764)     (1,987,725)
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             448,140        9,431,436         724,594
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 21,722,483    $  45,481,537   $   9,794,822
                                                                              ===============  ==============  ==============


                                                                                                              LVIP
                                                                              LVIP DELAWARE   LVIP DELAWARE   DIMENSIONAL
                                                                              SOCIAL          SPECIAL         NON-U.S. EQUITY
                                                                              AWARENESS       OPPORTUNITIES   RPM
                                                                              SERVICE CLASS   SERVICE CLASS   STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  44,160,362   $  38,587,554     $    94,696
Changes From Operations:
   - Net investment income (loss)                                                  (545,889)       (495,278)         14,476
   - Net realized gain (loss) on investments                                      4,318,454       4,497,606           4,017
   - Net change in unrealized appreciation or depreciation on investments         1,819,329         662,882          93,169
                                                                              --------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     5,591,894       4,665,210         111,662
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,519,207       5,362,725         648,973
   - Contract withdrawals and transfers to annuity reserves                      (5,230,344)     (2,676,674)         (5,301)
   - Contract transfers                                                          (1,922,174)     (7,991,000)        (15,540)
                                                                              --------------  --------------  ----------------
                                                                                 (4,633,311)     (5,304,949)        628,132
   Annuity Reserves:
   - Transfer from accumulation units                                                    --              --              --
   - Annuity Payments                                                                  (894)           (395)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     (19,391)           (743)             --
                                                                              --------------  --------------  ----------------
                                                                                    (20,285)         (1,138)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (4,653,596)     (5,306,087)        628,132
                                                                              --------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             938,298        (640,877)        739,794
                                                                              --------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  45,098,660      37,946,677         834,490
Changes From Operations:
   - Net investment income (loss)                                                  (333,697)       (391,453)         21,970
   - Net realized gain (loss) on investments                                      4,010,559       5,256,765          11,612
   - Net change in unrealized appreciation or depreciation on investments        11,235,370       7,405,013         116,365
                                                                              --------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    14,912,232      12,270,325         149,947
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,723,243       3,456,953         790,045
   - Contract withdrawals and transfers to annuity reserves                      (6,078,629)     (3,339,658)        (22,038)
   - Contract transfers                                                           4,562,932         460,098         (34,327)
                                                                              --------------  --------------  ----------------
                                                                                  1,207,546         577,393         733,680
   Annuity Reserves:
   - Annuity Payments                                                                    --            (911)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              11              --
                                                                              --------------  --------------  ----------------
                                                                                         --            (900)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,207,546         576,493         733,680
                                                                              --------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          16,119,778      12,846,818         883,627
                                                                              --------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  61,218,438   $  50,793,495     $ 1,718,117
                                                                              ==============  ==============  ================


                                                                              LVIP
                                                                              DIMENSIONAL
                                                                              NON-U.S. EQUITY
                                                                              RPM
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  14,040,113
Changes From Operations:
   - Net investment income (loss)                                                    196,234
   - Net realized gain (loss) on investments                                         181,534
   - Net change in unrealized appreciation or depreciation on investments          2,935,974
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      3,313,742
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            7,110,173
   - Contract withdrawals and transfers to annuity reserves                       (1,124,338)
   - Contract transfers                                                            5,057,836
                                                                              ----------------
                                                                                  11,043,671
   Annuity Reserves:
   - Transfer from accumulation units                                                     --
   - Annuity Payments                                                                     --
   - Receipt (reimbursement) of mortality guarantee adjustments                           --
                                                                              ----------------
                                                                                          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              11,043,671
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           14,357,413
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2012                                                   28,397,526
Changes From Operations:
   - Net investment income (loss)                                                    528,203
   - Net realized gain (loss) on investments                                         715,439
   - Net change in unrealized appreciation or depreciation on investments          5,220,672
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      6,464,314
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           22,050,916
   - Contract withdrawals and transfers to annuity reserves                       (2,803,898)
   - Contract transfers                                                           42,706,021
                                                                              ----------------
                                                                                  61,953,039
   Annuity Reserves:
   - Annuity Payments                                                                     --
   - Receipt (reimbursement) of mortality guarantee adjustments                           --
                                                                              ----------------
                                                                                          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              61,953,039
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           68,417,353
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2013                                                $  96,814,879
                                                                              ================



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP             LVIP             LVIP
                                                                              DIMENSIONAL      DIMENSIONAL      DIMENSIONAL/
                                                                              U.S. EQUITY      U.S. EQUITY      VANGUARD
                                                                              RPM              RPM              TOTAL BOND
                                                                              STANDARD CLASS   SERVICE CLASS    STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $     83,740   $    24,262,709    $     92,396
Changes From Operations:
   - Net investment income (loss)                                                     5,106          (276,201)          9,596
   - Net realized gain (loss) on investments                                          1,868           725,492           3,080
   - Net change in unrealized appreciation or depreciation on investments            76,277         4,319,648            (253)
                                                                              --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        83,251         4,768,939          12,423
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             748,991        11,630,320         926,219
   - Contract withdrawals and transfers to annuity reserves                          (5,273)       (2,306,599)         (5,404)
   - Contract transfers                                                              (4,243)       10,546,046         (26,358)
                                                                              --------------  ----------------  --------------
                                                                                    739,475        19,869,767         894,457
   Annuity Reserves:
   - Transfer from accumulation units                                                    --                --              --
   - Annuity Payments                                                                    --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --                --              --
                                                                              --------------  ----------------  --------------
                                                                                         --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                739,475        19,869,767         894,457
                                                                              --------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             822,726        24,638,706         906,880
                                                                              --------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                     906,466        48,901,415         999,276
Changes From Operations:
   - Net investment income (loss)                                                    12,404          (461,878)         18,433
   - Net realized gain (loss) on investments                                         39,796         3,065,029             322
   - Net change in unrealized appreciation or depreciation on investments           268,255        18,169,149         (72,755)
                                                                              --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       320,455        20,772,300         (54,000)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,250,463        39,958,654       1,265,056
   - Contract withdrawals and transfers to annuity reserves                         (47,726)       (5,080,017)        (80,119)
   - Contract transfers                                                            (140,153)       61,482,450         159,215
                                                                              --------------  ----------------  --------------
                                                                                  1,062,584        96,361,087       1,344,152
   Annuity Reserves:
   - Annuity Payments                                                                    --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --                --              --
                                                                              --------------  ----------------  --------------
                                                                                         --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,062,584        96,361,087       1,344,152
                                                                              --------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,383,039       117,133,387       1,290,152
                                                                              --------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  2,289,505   $   166,034,802    $  2,289,428
                                                                              ==============  ================  ==============



                                                                               LVIP
                                                                               DIMENSIONAL/                       LVIP
                                                                               VANGUARD          LVIP GLOBAL      JPMORGAN
                                                                               TOTAL BOND        INCOME           HIGH YIELD
                                                                               SERVICE CLASS     SERVICE CLASS    SERVICE CLASS
                                                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $    50,192,610   $  393,735,508   $   75,331,715
Changes From Operations:
   - Net investment income (loss)                                                      10,478          414,905        3,482,827
   - Net realized gain (loss) on investments                                          799,554        1,493,884        1,459,664
   - Net change in unrealized appreciation or depreciation on investments             667,330       21,929,462        6,835,808
                                                                              ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,477,362       23,838,251       11,778,299
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            45,869,165       53,874,752       22,673,673
   - Contract withdrawals and transfers to annuity reserves                        (7,265,983)     (22,422,963)     (10,511,417)
   - Contract transfers                                                            37,629,347       33,874,961       24,185,109
                                                                              ----------------  ---------------  ---------------
                                                                                   76,232,529       65,326,750       36,347,365
   Annuity Reserves:
   - Transfer from accumulation units                                                      --           10,292               --
   - Annuity Payments                                                                      --          (15,232)          (1,729)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --           (1,436)            (687)
                                                                              ----------------  ---------------  ---------------
                                                                                           --           (6,376)          (2,416)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               76,232,529       65,320,374       36,344,949
                                                                              ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            77,709,891       89,158,625       48,123,248
                                                                              ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                   127,902,501      482,894,133      123,454,963
Changes From Operations:
   - Net investment income (loss)                                                    (503,011)      (6,852,779)       4,067,070
   - Net realized gain (loss) on investments                                          150,741          386,761        3,459,375
   - Net change in unrealized appreciation or depreciation on investments          (7,484,721)     (17,073,179)      (2,126,715)
                                                                              ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (7,836,991)     (23,539,197)       5,399,730
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            68,045,796       24,907,555       18,140,781
   - Contract withdrawals and transfers to annuity reserves                        (8,258,740)     (26,473,669)     (10,381,180)
   - Contract transfers                                                            37,502,059       49,390,192        4,791,720
                                                                              ----------------  ---------------  ---------------
                                                                                   97,289,115       47,824,078       12,551,321
   Annuity Reserves:
   - Annuity Payments                                                                      --          (16,409)          (2,348)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --           (1,692)               3
                                                                              ----------------  ---------------  ---------------
                                                                                           --          (18,101)          (2,345)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               97,289,115       47,805,977       12,548,976
                                                                              ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            89,452,124       24,266,780       17,948,706
                                                                              ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $   217,354,625   $  507,160,913   $  141,403,669
                                                                              ================  ===============  ===============



                                                                                LVIP
                                                                                JPMORGAN        LVIP            LVIP
                                                                                MID CAP         MANAGED RISK    MANAGED RISK
                                                                                VALUE RPM       PROFILE 2010    PROFILE 2020
                                                                                SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $   23,880,418    $  7,858,988   $  16,681,468
Changes From Operations:
   - Net investment income (loss)                                                    (444,362)          1,062         (16,819)
   - Net realized gain (loss) on investments                                        1,044,479         353,207         490,362
   - Net change in unrealized appreciation or depreciation on investments           2,222,607         149,265         552,425
                                                                              ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       2,822,724         503,534       1,025,968
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            10,409,499          10,151         279,735
   - Contract withdrawals and transfers to annuity reserves                        (2,055,095)     (1,411,520)     (1,607,048)
   - Contract transfers                                                              (542,126)        393,569        (423,015)
                                                                              ----------------  --------------  --------------
                                                                                    7,812,278      (1,007,800)     (1,750,328)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --              --              --
   - Annuity Payments                                                                      --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                            --              --              --
                                                                              ----------------  --------------  --------------
                                                                                           --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                7,812,278      (1,007,800)     (1,750,328)
                                                                              ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            10,635,002        (504,266)       (724,360)
                                                                              ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    34,515,420       7,354,722      15,957,108
Changes From Operations:
   - Net investment income (loss)                                                  (1,222,837)        (47,420)        (81,834)
   - Net realized gain (loss) on investments                                        1,299,640         408,172         717,352
   - Net change in unrealized appreciation or depreciation on investments          16,718,306          83,964         808,433
                                                                              ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      16,795,109         444,716       1,443,951
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            89,188,851          32,828          82,708
   - Contract withdrawals and transfers to annuity reserves                        (3,642,359)       (947,124)     (1,431,938)
   - Contract transfers                                                            52,246,641        (426,276)        856,193
                                                                              ----------------  --------------  --------------
                                                                                  137,793,133      (1,340,572)       (493,037)
   Annuity Reserves:
   - Annuity Payments                                                                    (225)             --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                            --              --              --
                                                                              ----------------  --------------  --------------
                                                                                         (225)             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              137,792,908      (1,340,572)       (493,037)
                                                                              ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           154,588,017        (895,856)        950,914
                                                                              ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  189,103,437    $  6,458,866   $  16,908,022
                                                                              ================  ==============  ==============


                                                                                                             LVIP
                                                                                                             MANAGED RISK
                                                                              LVIP            LVIP           AMERICAN
                                                                              MANAGED RISK    MANAGED RISK   BALANCED
                                                                              PROFILE 2030    PROFILE 2040   ALLOCATION
                                                                              SERVICE CLASS   SERVICE CLASS  STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  10,026,943    $ 5,663,052     $      --
Changes From Operations:
   - Net investment income (loss)                                                   (40,351)       (28,494)           --
   - Net realized gain (loss) on investments                                        266,482        122,738            --
   - Net change in unrealized appreciation or depreciation on investments           374,035        183,556            --
                                                                              --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       600,166        277,800            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             129,442         97,866            --
   - Contract withdrawals and transfers to annuity reserves                      (1,268,341)      (154,407)           --
   - Contract transfers                                                           1,044,447       (307,944)           --
                                                                              --------------  -------------  --------------
                                                                                    (94,452)      (364,485)           --
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --            --
   - Annuity Payments                                                                    --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --            --
                                                                              --------------  -------------  --------------
                                                                                         --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (94,452)      (364,485)           --
                                                                              --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             505,714        (86,685)           --
                                                                              --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  10,532,657      5,576,367            --
Changes From Operations:
   - Net investment income (loss)                                                   (60,862)       (38,608)        7,569
   - Net realized gain (loss) on investments                                        628,217        181,173        13,239
   - Net change in unrealized appreciation or depreciation on investments           490,386        630,092        11,161
                                                                              --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     1,057,741        772,657        31,969
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             213,199         92,203       628,257
   - Contract withdrawals and transfers to annuity reserves                      (1,389,404)      (218,586)       (3,298)
   - Contract transfers                                                            (685,388)      (128,708)           --
                                                                              --------------  -------------  --------------
                                                                                 (1,861,593)      (255,091)      624,959
   Annuity Reserves:
   - Annuity Payments                                                                    --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --            --
                                                                              --------------  -------------  --------------
                                                                                         --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (1,861,593)      (255,091)      624,959
                                                                              --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (803,852)       517,566       656,928
                                                                              --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $   9,728,805    $ 6,093,933     $ 656,928
                                                                              ==============  =============  ==============


                                                                              LVIP
                                                                              MANAGED RISK
                                                                              AMERICAN
                                                                              GROWTH
                                                                              ALLOCATION
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $       --
Changes From Operations:
   - Net investment income (loss)                                                       --
   - Net realized gain (loss) on investments                                            --
   - Net change in unrealized appreciation or depreciation on investments               --
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                           --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --
   - Contract withdrawals and transfers to annuity reserves                             --
   - Contract transfers                                                                 --
                                                                              --------------
                                                                                        --
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                    --
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2012                                                         --
Changes From Operations:
   - Net investment income (loss)                                                    5,145
   - Net realized gain (loss) on investments                                         7,575
   - Net change in unrealized appreciation or depreciation on investments           13,352
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       26,072
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            443,660
   - Contract withdrawals and transfers to annuity reserves                         (1,696)
   - Contract transfers                                                             (1,155)
                                                                              --------------
                                                                                   440,809
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               440,809
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            466,881
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  466,881
                                                                              ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                             LVIP               LVIP            LVIP
                                                                             MANAGED            MANAGED         MANAGED
                                                                             RISK PROFILE       RISK PROFILE    RISK PROFILE
                                                                             CONSERVATIVE       CONSERVATIVE    GROWTH
                                                                             STANDARD CLASS     SERVICE CLASS   STANDARD CLASS
                                                                             SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $    417,683,901    $        --
Changes From Operations:
   - Net investment income (loss)                                                    500           14,259,579          2,021
   - Net realized gain (loss) on investments                                          (2)          11,137,484          8,248
   - Net change in unrealized appreciation or depreciation on investments           (212)          13,717,576             --
                                                                             --------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        286           39,114,639         10,269
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --          239,129,601        196,964
   - Contract withdrawals and transfers to annuity reserves                       (1,019)         (59,042,645)        (2,030)
   - Contract transfers                                                           51,886          160,179,144       (205,203)
                                                                             --------------  -----------------  --------------
                                                                                  50,867          340,266,100        (10,269)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                   --             --
   - Annuity Payments                                                                 --                   --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                   --             --
                                                                             --------------  -----------------  --------------
                                                                                      --                   --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              50,867          340,266,100        (10,269)
                                                                             --------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           51,153          379,380,739             --
                                                                             --------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   51,153          797,064,640             --
Changes From Operations:
   - Net investment income (loss)                                                    (24)           1,194,880         48,399
   - Net realized gain (loss) on investments                                         513           34,865,111          4,445
   - Net change in unrealized appreciation or depreciation on investments            212           33,378,258        139,793
                                                                             --------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        701           69,438,249        192,637
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --          263,844,028      3,457,017
   - Contract withdrawals and transfers to annuity reserves                           --          (83,861,255)       (14,596)
   - Contract transfers                                                          (51,854)          49,228,676         24,108
                                                                             --------------  -----------------  --------------
                                                                                 (51,854)         229,211,449      3,466,529
   Annuity Reserves:
   - Annuity Payments                                                                 --                 (224)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                   --             --
                                                                             --------------  -----------------  --------------
                                                                                      --                 (224)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (51,854)         229,211,225      3,466,529
                                                                             --------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (51,153)         298,649,474      3,659,166
                                                                             --------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $      --     $  1,095,714,114    $ 3,659,166
                                                                             ==============  =================  ==============


                                                                                LVIP            LVIP              LVIP
                                                                                MANAGED         MANAGED           MANAGED
                                                                                RISK PROFILE    RISK PROFILE      RISK PROFILE
                                                                                GROWTH          MODERATE          MODERATE
                                                                                SERVICE CLASS   STANDARD CLASS    SERVICE CLASS
                                                                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $    733,350,041     $      --     $  1,171,356,272
Changes From Operations:
   - Net investment income (loss)                                                  18,005,592            --           33,873,996
   - Net realized gain (loss) on investments                                        2,887,962            --           11,480,448
   - Net change in unrealized appreciation or depreciation on investments          69,137,393            --           77,295,555
                                                                             -----------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      90,030,947            --          122,649,999
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         1,220,107,774            --        1,072,650,327
   - Contract withdrawals and transfers to annuity reserves                       (69,677,182)           --         (128,359,230)
   - Contract transfers                                                           404,663,583            --          442,417,891
                                                                             -----------------  --------------  -----------------
                                                                                1,555,094,175            --        1,386,708,988
   Annuity Reserves:
   - Transfer from accumulation units                                                      --            --                   --
   - Annuity Payments                                                                  (2,901)           --              (18,924)
   - Receipt (reimbursement) of mortality guarantee adjustments                          (131)           --                  623
                                                                             -----------------  --------------  -----------------
                                                                                       (3,032)           --              (18,301)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            1,555,091,143            --        1,386,690,687
                                                                             -----------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,645,122,090            --        1,509,340,686
                                                                             -----------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                 2,378,472,131            --        2,680,696,958
Changes From Operations:
   - Net investment income (loss)                                                  19,817,628           734           10,317,326
   - Net realized gain (loss) on investments                                       14,320,630             6           28,108,243
   - Net change in unrealized appreciation or depreciation on investments         414,534,507           114          330,891,621
                                                                             -----------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     448,672,765           854          369,317,190
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         2,425,022,663        50,000        1,618,950,647
   - Contract withdrawals and transfers to annuity reserves                      (180,237,663)         (549)        (227,145,530)
   - Contract transfers                                                         1,071,827,550            --          750,337,845
                                                                             -----------------  --------------  -----------------
                                                                                3,316,612,550        49,451        2,142,142,962
   Annuity Reserves:
   - Annuity Payments                                                                  (2,733)           --              (29,592)
   - Receipt (reimbursement) of mortality guarantee adjustments                             3            --              (43,933)
                                                                             -----------------  --------------  -----------------
                                                                                       (2,730)           --              (73,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            3,316,609,820        49,451        2,142,069,437
                                                                             -----------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,765,282,585        50,305        2,511,386,627
                                                                             -----------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                              $  6,143,754,716     $  50,305     $  5,192,083,585
                                                                             =================  ==============  =================



                                                                              LVIP MFS        LVIP MFS
                                                                              INTERNATIONAL   INTERNATIONAL    LVIP MFS
                                                                              GROWTH          GROWTH RPM       VALUE
                                                                              SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  113,856,658   $         --   $  551,815,744
Changes From Operations:
   - Net investment income (loss)                                                  (948,862)            --       (1,400,234)
   - Net realized gain (loss) on investments                                        815,764             --       16,334,398
   - Net change in unrealized appreciation or depreciation on investments        20,678,066             --       70,140,343
                                                                             ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    20,544,968             --       85,074,507
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,155,337             --       51,312,691
   - Contract withdrawals and transfers to annuity reserves                      (7,372,799)            --      (37,377,835)
   - Contract transfers                                                             217,752             --       21,731,041
                                                                             ---------------  -------------  ---------------
                                                                                   (999,710)            --       35,665,897
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --               --
   - Annuity Payments                                                                  (792)            --          (38,237)
   - Receipt (reimbursement) of mortality guarantee adjustments                          (5)            --             (981)
                                                                             ---------------  -------------  ---------------
                                                                                       (797)            --          (39,218)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (1,000,507)            --       35,626,679
                                                                             ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          19,544,461             --      120,701,186
                                                                             ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 133,401,119             --      672,516,930
Changes From Operations:
   - Net investment income (loss)                                                (1,014,215)        27,162        2,234,198
   - Net realized gain (loss) on investments                                      3,444,662         22,081       36,875,786
   - Net change in unrealized appreciation or depreciation on investments        13,666,556        786,593      182,216,066
                                                                             ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    16,097,003        835,836      221,326,050
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,663,747     20,377,292       43,092,518
   - Contract withdrawals and transfers to annuity reserves                      (9,213,859)      (227,926)     (48,874,701)
   - Contract transfers                                                           7,180,428     13,833,585      (37,923,992)
                                                                             ---------------  -------------  ---------------
                                                                                  4,630,316     33,982,951      (43,706,175)
   Annuity Reserves:
   - Annuity Payments                                                                  (870)            --          (45,870)
   - Receipt (reimbursement) of mortality guarantee adjustments                          18             --               75
                                                                             ---------------  -------------  ---------------
                                                                                       (852)            --          (45,795)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              4,629,464     33,982,951      (43,751,970)
                                                                             ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          20,726,467     34,818,787      177,574,080
                                                                             ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  154,127,586   $ 34,818,787   $  850,091,010
                                                                             ===============  =============  ===============



                                                                                             LVIP MONDRIAN    LVIP MONDRIAN
                                                                             LVIP MID-CAP    INTERNATIONAL    INTERNATIONAL
                                                                             VALUE           VALUE            VALUE
                                                                             SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  44,365,619    $  17,121,039    $ 102,799,297
Changes From Operations:
   - Net investment income (loss)                                                 (793,871)         166,059        1,102,248
   - Net realized gain (loss) on investments                                     2,041,000         (414,839)      (1,962,215)
   - Net change in unrealized appreciation or depreciation on investments        8,590,289        1,420,629        8,859,297
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    9,837,418        1,171,849        7,999,330
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          5,330,282           72,647        5,239,500
   - Contract withdrawals and transfers to annuity reserves                     (3,383,508)      (1,955,212)      (9,841,837)
   - Contract transfers                                                          2,162,406       (1,366,646)       2,049,882
                                                                             --------------  ---------------  ---------------
                                                                                 4,109,180       (3,249,211)      (2,552,455)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --               --            9,037
   - Annuity Payments                                                               (4,731)          (4,804)         (10,527)
   - Receipt (reimbursement) of mortality guarantee adjustments                        (90)             (24)         (16,561)
                                                                             --------------  ---------------  ---------------
                                                                                    (4,821)          (4,828)         (18,051)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,104,359       (3,254,039)      (2,570,506)
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         13,941,777       (2,082,190)       5,428,824
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 58,307,396       15,038,849      108,228,121
Changes From Operations:
   - Net investment income (loss)                                                 (927,659)         136,439        3,486,732
   - Net realized gain (loss) on investments                                     5,150,140          141,235        1,455,338
   - Net change in unrealized appreciation or depreciation on investments       13,465,609        2,664,491       31,523,931
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   17,688,090        2,942,165       36,466,001
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          5,233,453           46,375        5,978,899
   - Contract withdrawals and transfers to annuity reserves                     (4,771,024)      (2,425,402)     (19,767,398)
   - Contract transfers                                                         (4,518,866)       2,313,082      192,399,559
                                                                             --------------  ---------------  ---------------
                                                                                (4,056,437)         (65,945)     178,611,060
   Annuity Reserves:
   - Annuity Payments                                                               (5,718)          (4,771)          (1,109)
   - Receipt (reimbursement) of mortality guarantee adjustments                         10              (17)             (59)
                                                                             --------------  ---------------  ---------------
                                                                                    (5,708)          (4,788)          (1,168)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (4,062,145)         (70,733)     178,609,892
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         13,625,945        2,871,432      215,075,893
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  71,933,341    $  17,910,281    $ 323,304,014
                                                                             ==============  ===============  ===============




                                                                             LVIP MONEY
                                                                             MARKET
                                                                             STANDARD CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  60,993,041
Changes From Operations:
   - Net investment income (loss)                                                 (821,134)
   - Net realized gain (loss) on investments                                           228
   - Net change in unrealized appreciation or depreciation on investments               (1)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     (820,907)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          1,014,484
   - Contract withdrawals and transfers to annuity reserves                    (36,423,087)
   - Contract transfers                                                         23,691,269
                                                                             --------------
                                                                               (11,717,334)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                              (25,735)
   - Receipt (reimbursement) of mortality guarantee adjustments                        111
                                                                             --------------
                                                                                   (25,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (11,742,958)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (12,563,865)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                 48,429,176
Changes From Operations:
   - Net investment income (loss)                                                 (705,369)
   - Net realized gain (loss) on investments                                            --
   - Net change in unrealized appreciation or depreciation on investments               --
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     (705,369)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            668,501
   - Contract withdrawals and transfers to annuity reserves                    (38,371,591)
   - Contract transfers                                                         30,123,818
                                                                             --------------
                                                                                (7,579,272)
   Annuity Reserves:
   - Annuity Payments                                                               (3,175)
   - Receipt (reimbursement) of mortality guarantee adjustments                        401
                                                                             --------------
                                                                                    (2,774)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (7,582,046)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (8,287,415)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  40,141,761
                                                                             ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                LVIP MONEY      LVIP SSGA        LVIP SSGA
                                                                                MARKET          BOND INDEX       BOND INDEX
                                                                                SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   358,035,288     $       --    $  952,715,198
Changes From Operations:
   - Net investment income (loss)                                                  (5,386,018)           467         4,974,873
   - Net realized gain (loss) on investments                                            1,425            123         9,851,307
   - Net change in unrealized appreciation or depreciation on investments                  (1)          (436)        3,230,042
                                                                              ----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (5,384,594)           154        18,056,222
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            36,629,175         54,125        44,497,466
   - Contract withdrawals and transfers to annuity reserves                      (178,403,552)          (453)      (69,655,166)
   - Contract transfers                                                           116,209,241        (27,599)       52,237,658
                                                                              ----------------  --------------  ---------------
                                                                                  (25,565,136)        26,073        27,079,958
   Annuity Reserves:
   - Transfer from accumulation units                                                      --             --                --
   - Annuity Payments                                                                 (29,437)            --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                       (32,844)            --                --
                                                                              ----------------  --------------  ---------------
                                                                                      (62,281)            --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (25,627,417)        26,073        27,079,958
                                                                              ----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (31,012,011)        26,227        45,136,180
                                                                              ----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                   327,023,277         26,227       997,851,378
Changes From Operations:
   - Net investment income (loss)                                                  (5,201,222)         1,336           241,351
   - Net realized gain (loss) on investments                                                1            115         6,514,749
   - Net change in unrealized appreciation or depreciation on investments                  (1)        (3,293)      (52,777,596)
                                                                              ----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (5,201,222)        (1,842)      (46,021,496)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            64,669,787        143,675        37,916,125
   - Contract withdrawals and transfers to annuity reserves                      (182,529,114)          (922)      (83,954,507)
   - Contract transfers                                                            75,454,010         (2,714)       86,247,334
                                                                              ----------------  --------------  ---------------
                                                                                  (42,405,317)       140,039        40,208,952
   Annuity Reserves:
   - Annuity Payments                                                                 (17,155)            --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                           224             --                --
                                                                              ----------------  --------------  ---------------
                                                                                      (16,931)            --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (42,422,248)       140,039        40,208,952
                                                                              ----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (47,623,470)       138,197        (5,812,544)
                                                                              ----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $   279,399,807     $  164,424    $  992,038,834
                                                                              ================  ==============  ===============


                                                                               LVIP SSGA        LVIP SSGA
                                                                               CONSERVATIVE     CONSERVATIVE   LVIP SSGA
                                                                               INDEX            STRUCTURED     DEVELOPED
                                                                               ALLOCATION       ALLOCATION     INTERNATIONAL 150
                                                                               SERVICE CLASS    SERVICE CLASS  STANDARD CLASS
                                                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  32,014,658   $  143,541,076       $     --
Changes From Operations:
   - Net investment income (loss)                                                   520,584        3,733,661             --
   - Net realized gain (loss) on investments                                        405,686        1,470,658             --
   - Net change in unrealized appreciation or depreciation on investments         1,879,606        4,961,825             --
                                                                              --------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     2,805,876       10,166,144             --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          12,674,248       32,800,133             --
   - Contract withdrawals and transfers to annuity reserves                      (2,690,780)      (9,097,468)            --
   - Contract transfers                                                          10,912,733       21,251,772             --
                                                                              --------------  ---------------  -----------------
                                                                                 20,896,201       44,954,437             --
   Annuity Reserves:
   - Transfer from accumulation units                                                    --               --             --
   - Annuity Payments                                                                    --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             --
                                                                              --------------  ---------------  -----------------
                                                                                         --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             20,896,201       44,954,437             --
                                                                              --------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          23,702,077       55,120,581             --
                                                                              --------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                  55,716,735      198,661,657             --
Changes From Operations:
   - Net investment income (loss)                                                  (228,216)         (73,237)           446
   - Net realized gain (loss) on investments                                      1,080,883        2,528,468             82
   - Net change in unrealized appreciation or depreciation on investments         1,546,564        6,873,585          1,027
                                                                              --------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     2,399,231        9,328,816          1,555
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,577,526        6,724,541         17,130
   - Contract withdrawals and transfers to annuity reserves                      (4,856,938)     (13,174,771)          (525)
   - Contract transfers                                                          (2,648,474)     (11,711,277)         6,804
                                                                              --------------  ---------------  -----------------
                                                                                   (927,886)     (18,161,507)        23,409
   Annuity Reserves:
   - Annuity Payments                                                                  (224)              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             --
                                                                              --------------  ---------------  -----------------
                                                                                       (224)              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (928,110)     (18,161,507)        23,409
                                                                              --------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,471,121       (8,832,691)        24,964
                                                                              --------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  57,187,856   $  189,828,966       $ 24,964
                                                                              ==============  ===============  =================



                                                                              LVIP SSGA          LVIP SSGA         LVIP SSGA
                                                                              DEVELOPED          EMERGING          EMERGING
                                                                              INTERNATIONAL 150  MARKETS 100       MARKETS 100
                                                                              SERVICE CLASS      STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  130,126,370     $   14,087    $  155,980,136
Changes From Operations:
   - Net investment income (loss)                                                      948,986          1,451         1,199,117
   - Net realized gain (loss) on investments                                           784,650          5,462        16,247,616
   - Net change in unrealized appreciation or depreciation on investments           14,283,977          1,096           (95,148)
                                                                              -----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       16,017,613          8,009        17,351,585
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              2,775,928         59,116         7,981,963
   - Contract withdrawals and transfers to annuity reserves                         (8,230,016)          (866)      (12,174,945)
   - Contract transfers                                                                937,576         23,861         7,505,834
                                                                              -----------------  --------------  ---------------
                                                                                    (4,516,512)        82,111         3,312,852
   Annuity Reserves:
   - Transfer from accumulation units                                                       --             --             4,142
   - Annuity Payments                                                                       --             --            (2,257)
   - Receipt (reimbursement) of mortality guarantee adjustments                             --             --               (32)
                                                                              -----------------  --------------  ---------------
                                                                                            --             --             1,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (4,516,512)        82,111         3,314,705
                                                                              -----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             11,501,101         90,120        20,666,290
                                                                              -----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                    141,627,471        104,207       176,646,426
Changes From Operations:
   - Net investment income (loss)                                                      992,521          4,162           567,624
   - Net realized gain (loss) on investments                                         4,785,618           (254)       (2,291,712)
   - Net change in unrealized appreciation or depreciation on investments           18,195,511         (3,394)       (5,306,346)
                                                                              -----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       23,973,650            514        (7,030,434)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              2,525,392        170,129         4,983,437
   - Contract withdrawals and transfers to annuity reserves                        (10,353,693)       (10,548)      (12,271,208)
   - Contract transfers                                                             (8,741,283)        15,380        15,538,062
                                                                              -----------------  --------------  ---------------
                                                                                   (16,569,584)       174,961         8,250,291
   Annuity Reserves:
   - Annuity Payments                                                                       --             --            (2,276)
   - Receipt (reimbursement) of mortality guarantee adjustments                             --             --                 3
                                                                              -----------------  --------------  ---------------
                                                                                            --             --            (2,273)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (16,569,584)       174,961         8,248,018
                                                                              -----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              7,404,066        175,475         1,217,584
                                                                              -----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  149,031,537     $  279,682    $  177,864,010
                                                                              =================  ==============  ===============



                                                                              LVIP SSGA        LVIP SSGA        LVIP SSGA
                                                                              GLOBAL TACTICAL  GLOBAL TACTICAL  INTERNATIONAL
                                                                              ALLOCATION RPM   ALLOCATION RPM   INDEX
                                                                              STANDARD CLASS   SERVICE CLASS    STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $       --     $  231,199,458     $      --
Changes From Operations:
   - Net investment income (loss)                                                      451          4,960,462           456
   - Net realized gain (loss) on investments                                            --            604,778           145
   - Net change in unrealized appreciation or depreciation on investments              555         18,339,722         3,336
                                                                              ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        1,006         23,904,962         3,937
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             62,088         84,376,573        30,159
   - Contract withdrawals and transfers to annuity reserves                             --        (16,270,342)         (191)
   - Contract transfers                                                                 --         43,952,993          (196)
                                                                              ---------------  ---------------  --------------
                                                                                    62,088        112,059,224        29,772
   Annuity Reserves:
   - Transfer from accumulation units                                                   --                 --            --
   - Annuity Payments                                                                   --           (110,358)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             (1,181)           --
                                                                              ---------------  ---------------  --------------
                                                                                        --           (111,539)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                62,088        111,947,685        29,772
                                                                              ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             63,094        135,852,647        33,709
                                                                              ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                     63,094        367,052,105        33,709
Changes From Operations:
   - Net investment income (loss)                                                    3,321          3,084,405         1,152
   - Net realized gain (loss) on investments                                           751          3,487,177         1,068
   - Net change in unrealized appreciation or depreciation on investments            2,342         35,810,079        16,658
                                                                              ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        6,414         42,381,661        18,878
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            149,236        271,307,095       120,515
   - Contract withdrawals and transfers to annuity reserves                        (22,003)       (27,020,937)       (1,762)
   - Contract transfers                                                              3,388         78,504,567        (1,204)
                                                                              ---------------  ---------------  --------------
                                                                                   130,621        322,790,725       117,549
   Annuity Reserves:
   - Annuity Payments                                                                   --           (112,822)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --                757            --
                                                                              ---------------  ---------------  --------------
                                                                                        --           (112,065)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               130,621        322,678,660       117,549
                                                                              ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            137,035        365,060,321       136,427
                                                                              ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  200,129     $  732,112,426     $ 170,136
                                                                              ===============  ===============  ==============



                                                                              LVIP SSGA
                                                                              INTERNATIONAL
                                                                              INDEX
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  191,861,496
Changes From Operations:
   - Net investment income (loss)                                                    (72,767)
   - Net realized gain (loss) on investments                                       2,134,736
   - Net change in unrealized appreciation or depreciation on investments         28,301,738
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     30,363,707
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            5,112,890
   - Contract withdrawals and transfers to annuity reserves                      (13,220,661)
   - Contract transfers                                                           (5,415,288)
                                                                              ---------------
                                                                                 (13,523,059)
   Annuity Reserves:
   - Transfer from accumulation units                                                     --
   - Annuity Payments                                                                     --
   - Receipt (reimbursement) of mortality guarantee adjustments                           --
                                                                              ---------------
                                                                                          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (13,523,059)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           16,840,648
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  208,702,144
Changes From Operations:
   - Net investment income (loss)                                                   (475,454)
   - Net realized gain (loss) on investments                                       7,228,804
   - Net change in unrealized appreciation or depreciation on investments         35,458,740
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     42,212,090
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            4,296,373
   - Contract withdrawals and transfers to annuity reserves                      (20,153,653)
   - Contract transfers                                                           66,292,905
                                                                              ---------------
                                                                                  50,435,625
   Annuity Reserves:
   - Annuity Payments                                                                 (2,290)
   - Receipt (reimbursement) of mortality guarantee adjustments                           10
                                                                              ---------------
                                                                                      (2,280)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              50,433,345
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           92,645,435
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  301,347,579
                                                                              ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                                              LVIP SSGA
                                                                             LVIP SSGA       LVIP SSGA        LARGE CAP
                                                                             LARGE CAP 100   LARGE CAP 100    RPM
                                                                             STANDARD CLASS  SERVICE CLASS    STANDARD CLASS
                                                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $  282,152,292       $    --
Changes From Operations:
   - Net investment income (loss)                                                     (1)        (1,093,709)           --
   - Net realized gain (loss) on investments                                          --         12,588,440            --
   - Net change in unrealized appreciation or depreciation on investments             14         16,147,960            --
                                                                             --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         13         27,642,691            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,501          7,712,367            --
   - Contract withdrawals and transfers to annuity reserves                           --        (18,379,019)           --
   - Contract transfers                                                            1,250        (20,069,746)           --
                                                                             --------------  ---------------  --------------
                                                                                   3,751        (30,736,398)           --
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                 --            --
   - Annuity Payments                                                                 --                 --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --            --
                                                                             --------------  ---------------  --------------
                                                                                      --                 --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               3,751        (30,736,398)           --
                                                                             --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            3,764         (3,093,707)           --
                                                                             --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    3,764        279,058,585            --
Changes From Operations:
   - Net investment income (loss)                                                 11,767            665,819            15
   - Net realized gain (loss) on investments                                      32,409         41,813,444            --
   - Net change in unrealized appreciation or depreciation on investments         29,510         43,597,563            94
                                                                             --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     73,686         86,076,826           109
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          227,159          5,828,238         1,287
   - Contract withdrawals and transfers to annuity reserves                      (11,778)       (24,277,263)           (3)
   - Contract transfers                                                          499,066        (29,926,373)           19
                                                                             --------------  ---------------  --------------
                                                                                 714,447        (48,375,398)        1,303
   Annuity Reserves:
   - Annuity Payments                                                                 --                 --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --            --
                                                                             --------------  ---------------  --------------
                                                                                      --                 --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             714,447        (48,375,398)        1,303
                                                                             --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          788,133         37,701,428         1,412
                                                                             --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 791,897     $  316,760,013       $ 1,412
                                                                             ==============  ===============  ==============



                                                                                                                LVIP SSGA
                                                                              LVIP SSGA      LVIP SSGA          MODERATE
                                                                              LARGE CAP      MODERATE INDEX     STRUCTURED
                                                                              RPM            ALLOCATION         ALLOCATION
                                                                              SERVICE CLASS  SERVICE CLASS      SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $          --   $   69,827,648   $  332,998,959
Changes From Operations:
   - Net investment income (loss)                                                       --          675,283        9,132,426
   - Net realized gain (loss) on investments                                            --          810,517        2,695,811
   - Net change in unrealized appreciation or depreciation on investments               --        7,602,444       23,060,886
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                           --        9,088,244       34,889,123
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --       41,411,126      115,401,719
   - Contract withdrawals and transfers to annuity reserves                             --       (6,920,140)     (24,342,865)
   - Contract transfers                                                                 --       21,996,376       76,444,163
                                                                             --------------  ---------------  ---------------
                                                                                        --       56,487,362      167,503,017
   Annuity Reserves:
   - Transfer from accumulation units                                                   --               --               --
   - Annuity Payments                                                                   --               --           (3,100)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --               --              (36)
                                                                             --------------  ---------------  ---------------
                                                                                        --               --           (3,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                    --       56,487,362      167,499,881
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --       65,575,606      202,389,004
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                         --      135,403,254      535,387,963
Changes From Operations:
   - Net investment income (loss)                                                  176,853         (704,048)       4,522,273
   - Net realized gain (loss) on investments                                        24,453        2,374,561        7,159,583
   - Net change in unrealized appreciation or depreciation on investments        1,275,948       13,638,125       55,338,456
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,477,254       15,308,638       67,020,312
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         15,342,618       23,542,500       28,953,516
   - Contract withdrawals and transfers to annuity reserves                       (210,238)      (8,392,415)     (49,269,959)
   - Contract transfers                                                          9,337,884        8,707,104      279,623,711
                                                                             --------------  ---------------  ---------------
                                                                                24,470,264       23,857,189      259,307,268
   Annuity Reserves:
   - Annuity Payments                                                                   --             (168)         (13,548)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --               --            3,255
                                                                             --------------  ---------------  ---------------
                                                                                        --             (168)         (10,293)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            24,470,264       23,857,021      259,296,975
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         25,947,518       39,165,659      326,317,287
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  25,947,518   $  174,568,913   $  861,705,250
                                                                             ==============  ===============  ===============


                                                                              LVIP SSGA         LVIP SSGA
                                                                              MODERATELY        MODERATELY
                                                                              AGGRESSIVE        AGGRESSIVE
                                                                              INDEX             STRUCTURED     LVIP SSGA
                                                                              ALLOCATION        ALLOCATION     S&P 500 INDEX
                                                                              SERVICE CLASS     SERVICE CLASS  STANDARD CLASS
                                                                              SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   75,180,805   $  237,348,906    $  1,897,063
Changes From Operations:
   - Net investment income (loss)                                                   580,135        7,182,933         (13,208)
   - Net realized gain (loss) on investments                                        793,330        1,623,262         202,519
   - Net change in unrealized appreciation or depreciation on investments         8,577,410       17,189,012          47,667
                                                                             ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     9,950,875       25,995,207         236,978
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          27,490,935       70,012,387          65,757
   - Contract withdrawals and transfers to annuity reserves                      (5,278,947)     (12,612,516)       (361,267)
   - Contract transfers                                                          20,616,038       36,963,894        (208,420)
                                                                             ---------------  ---------------  --------------
                                                                                 42,828,026       94,363,765        (503,930)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --               --              --
   - Annuity Payments                                                                    --               --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --              --
                                                                             ---------------  ---------------  --------------
                                                                                         --               --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             42,828,026       94,363,765        (503,930)
                                                                             ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          52,778,901      120,358,972        (266,952)
                                                                             ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 127,959,706      357,707,878       1,630,111
Changes From Operations:
   - Net investment income (loss)                                                  (553,250)       1,819,453         181,721
   - Net realized gain (loss) on investments                                      2,833,467        5,407,307         175,903
   - Net change in unrealized appreciation or depreciation on investments        14,672,207       38,736,196       3,551,682
                                                                             ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    16,952,424       45,962,956       3,909,306
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          16,557,581       13,447,576         621,577
   - Contract withdrawals and transfers to annuity reserves                      (7,891,645)     (23,038,973)     (2,664,683)
   - Contract transfers                                                           7,108,868       10,538,846      32,703,964
                                                                             ---------------  ---------------  --------------
                                                                                 15,774,804          947,449      30,660,858
   Annuity Reserves:
   - Annuity Payments                                                                  (224)              --          (6,638)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             473
                                                                             ---------------  ---------------  --------------
                                                                                       (224)              --          (6,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             15,774,580          947,449      30,654,693
                                                                             ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          32,727,004       46,910,405      34,563,999
                                                                             ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  160,686,710   $  404,618,283    $ 36,194,110
                                                                             ===============  ===============  ==============





                                                                             LVIP SSGA        LVIP SSGA        LVIP SSGA
                                                                             S&P 500 INDEX    SMALL-CAP INDEX  SMALL-CAP INDEX
                                                                             SERVICE CLASS    STANDARD CLASS   SERVICE CLASS
                                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  421,172,307     $   11,669      $  126,195,557
Changes From Operations:
   - Net investment income (loss)                                                (4,321,250)            13          (1,635,244)
   - Net realized gain (loss) on investments                                     21,794,692            394           5,912,170
   - Net change in unrealized appreciation or depreciation on investments        40,123,963          4,219          12,747,434
                                                                             ---------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    57,597,405          4,626          17,024,360
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          17,236,257         34,604           6,044,213
   - Contract withdrawals and transfers to annuity reserves                     (32,638,092)          (739)         (9,265,243)
   - Contract transfers                                                          39,296,094         11,724           3,443,727
                                                                             ---------------  ---------------  ----------------
                                                                                 23,894,259         45,589             222,697
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --                  --
   - Annuity Payments                                                                    --             --                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --                  --
                                                                             ---------------  ---------------  ----------------
                                                                                         --             --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             23,894,259         45,589             222,697
                                                                             ---------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          81,491,664         50,215          17,247,057
                                                                             ---------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                 502,663,971         61,884         143,442,614
Changes From Operations:
   - Net investment income (loss)                                                (1,850,241)         2,028          (2,467,740)
   - Net realized gain (loss) on investments                                     35,935,996          7,058          15,346,230
   - Net change in unrealized appreciation or depreciation on investments       133,210,668         66,607          52,267,857
                                                                             ---------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   167,296,423         75,693          65,146,347
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          21,027,882        508,895           6,406,547
   - Contract withdrawals and transfers to annuity reserves                     (65,387,432)        (5,100)        (19,430,814)
   - Contract transfers                                                         213,076,180        (15,597)        102,011,607
                                                                             ---------------  ---------------  ----------------
                                                                                168,716,630        488,198          88,987,340
   Annuity Reserves:
   - Annuity Payments                                                               (10,334)            --              (1,475)
   - Receipt (reimbursement) of mortality guarantee adjustments                         973             --                 876
                                                                             ---------------  ---------------  ----------------
                                                                                     (9,361)            --                (599)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            168,707,269        488,198          88,986,741
                                                                             ---------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         336,003,692        563,891         154,133,088
                                                                             ---------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                              $  838,667,663     $  625,775      $  297,575,702
                                                                             ===============  ===============  ================





                                                                             LVIP SSGA
                                                                             SMALL-CAP RPM
                                                                             STANDARD CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $     --
Changes From Operations:
   - Net investment income (loss)                                                      --
   - Net realized gain (loss) on investments                                           --
   - Net change in unrealized appreciation or depreciation on investments              --
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --
   - Contract withdrawals and transfers to annuity reserves                            --
   - Contract transfers                                                                --
                                                                             ---------------
                                                                                       --
   Annuity Reserves:
   - Transfer from accumulation units                                                  --
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                             ---------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   --
                                                                             ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --
                                                                             ---------------
NET ASSETS AT DECEMBER 31, 2012                                                        --
Changes From Operations:
   - Net investment income (loss)                                                     406
   - Net realized gain (loss) on investments                                           --
   - Net change in unrealized appreciation or depreciation on investments             652
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,058
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            39,008
   - Contract withdrawals and transfers to annuity reserves                            --
   - Contract transfers                                                                --
                                                                             ---------------
                                                                                   39,008
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                             ---------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               39,008
                                                                             ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            40,066
                                                                             ---------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 40,066
                                                                             ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                            LVIP SSGA        LVIP SSGA
                                                                            LVIP SSGA       SMALL-MID        SMALL-MID
                                                                            SMALL-CAP RPM   CAP 200          CAP 200
                                                                            SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $         --     $      --     $   89,660,120
Changes From Operations:
   - Net investment income (loss)                                                      --           262            503,268
   - Net realized gain (loss) on investments                                           --           486         10,769,973
   - Net change in unrealized appreciation or depreciation on investments              --           (70)        (1,052,845)
                                                                            --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          --           678         10,220,396
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --         7,540          5,050,078
   - Contract withdrawals and transfers to annuity reserves                            --           (57)        (5,935,624)
   - Contract transfers                                                                --        13,379         (5,415,177)
                                                                            --------------  --------------  ---------------
                                                                                       --        20,862         (6,300,723)
   Annuity Reserves:
   - Transfer from accumulation units                                                  --            --                 --
   - Annuity Payments                                                                  --            --                 --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --            --                 --
                                                                            --------------  --------------  ---------------
                                                                                       --            --                 --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   --        20,862         (6,300,723)
                                                                            --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        21,540          3,919,673
                                                                            --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                        --        21,540         93,579,793
Changes From Operations:
   - Net investment income (loss)                                                 113,319        15,955            676,462
   - Net realized gain (loss) on investments                                       44,838        45,160         14,076,888
   - Net change in unrealized appreciation or depreciation on investments       1,315,169         8,335         13,642,097
                                                                            --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   1,473,326        69,450         28,395,447
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        16,155,058       452,857          3,655,521
   - Contract withdrawals and transfers to annuity reserves                      (171,487)      (10,881)        (8,202,447)
   - Contract transfers                                                         9,689,224       259,833         (6,682,580)
                                                                            --------------  --------------  ---------------
                                                                               25,672,795       701,809        (11,229,506)
   Annuity Reserves:
   - Annuity Payments                                                                  --            --                 --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --            --                 --
                                                                            --------------  --------------  ---------------
                                                                                       --            --                 --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           25,672,795       701,809        (11,229,506)
                                                                            --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        27,146,121       771,259         17,165,941
                                                                            --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 27,146,121     $ 792,799     $  110,745,734
                                                                            ==============  ==============  ===============


                                                                                            LVIP T. ROWE      LVIP T. ROWE
                                                                            LVIP T. ROWE    PRICE STRUCTURED  PRICE STRUCTURED
                                                                            PRICE GROWTH    MID-CAP           MID-CAP
                                                                            STOCK           GROWTH            GROWTH
                                                                            SERVICE CLASS   STANDARD CLASS    SERVICE CLASS
                                                                            SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  86,030,329     $ 2,184,638      $  60,225,079
Changes From Operations:
   - Net investment income (loss)                                              (2,006,448)        (40,922)        (1,292,507)
   - Net realized gain (loss) on investments                                    4,708,465         242,142          6,189,659
   - Net change in unrealized appreciation or depreciation on investments      12,156,452          96,396          4,105,170
                                                                            --------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  14,858,469         297,616          9,002,322
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        13,135,872          17,179         10,725,840
   - Contract withdrawals and transfers to annuity reserves                    (7,525,838)       (416,096)        (5,154,651)
   - Contract transfers                                                        37,132,118         215,454          5,439,463
                                                                            --------------  ----------------  ----------------
                                                                               42,742,152        (183,463)        11,010,652
   Annuity Reserves:
   - Transfer from accumulation units                                                  --              --                 --
   - Annuity Payments                                                             (20,948)             --               (398)
   - Receipt (reimbursement) of mortality guarantee adjustments                    (1,917)             --               (756)
                                                                            --------------  ----------------  ----------------
                                                                                  (22,865)             --             (1,154)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           42,719,287        (183,463)        11,009,498
                                                                            --------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        57,577,756         114,153         20,011,820
                                                                            --------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                               143,608,085       2,298,791         80,236,899
Changes From Operations:
   - Net investment income (loss)                                              (2,731,610)        (45,961)        (1,363,906)
   - Net realized gain (loss) on investments                                   10,102,034         317,474          9,121,636
   - Net change in unrealized appreciation or depreciation on investments      43,378,370         455,460         15,788,161
                                                                            --------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  50,748,794         726,973         23,545,891
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        10,686,226          58,184          7,503,889
   - Contract withdrawals and transfers to annuity reserves                   (10,092,575)       (282,058)        (5,351,028)
   - Contract transfers                                                        (6,351,954)       (109,216)       (18,415,548)
                                                                            --------------  ----------------  ----------------
                                                                               (5,758,303)       (333,090)       (16,262,687)
   Annuity Reserves:
   - Annuity Payments                                                              (2,173)             --             (1,255)
   - Receipt (reimbursement) of mortality guarantee adjustments                         4              --                 11
                                                                            --------------  ----------------  ----------------
                                                                                   (2,169)             --             (1,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (5,760,472)       (333,090)       (16,263,931)
                                                                            --------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        44,988,322         393,883          7,281,960
                                                                            --------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 188,596,407     $ 2,692,674      $  87,518,859
                                                                            ==============  ================  ================



                                                                                             LVIP UBS         LVIP UBS
                                                                            LVIP TEMPLETON   LARGE CAP        LARGE CAP
                                                                            GROWTH RPM       GROWTH RPM       GROWTH RPM
                                                                            SERVICE CLASS    STANDARD CLASS   SERVICE CLASS
                                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  118,673,830    $ 2,112,536    $   48,611,933
Changes From Operations:
   - Net investment income (loss)                                                  196,838        (38,325)         (929,099)
   - Net realized gain (loss) on investments                                     1,411,251        123,274         2,447,067
   - Net change in unrealized appreciation or depreciation on investments       22,383,898        207,792         5,395,610
                                                                            ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   23,991,987        292,741         6,913,578
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         22,616,527         48,526        11,755,982
   - Contract withdrawals and transfers to annuity reserves                    (10,009,233)      (231,657)       (5,119,021)
   - Contract transfers                                                           (750,394)        20,873        (2,113,214)
                                                                            ---------------  --------------  ---------------
                                                                                11,856,900       (162,258)        4,523,747
   Annuity Reserves:
   - Transfer from accumulation units                                                   --             --                --
   - Annuity Payments                                                                   --             --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             --                --
                                                                            ---------------  --------------  ---------------
                                                                                        --             --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            11,856,900       (162,258)        4,523,747
                                                                            ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         35,848,887        130,483        11,437,325
                                                                            ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                154,522,717      2,243,019        60,049,258
Changes From Operations:
   - Net investment income (loss)                                                 (418,147)       (38,816)       (1,812,374)
   - Net realized gain (loss) on investments                                     4,308,161        183,219         3,261,316
   - Net change in unrealized appreciation or depreciation on investments       36,077,707        326,861        22,052,314
                                                                            ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   39,967,721        471,264        23,501,256
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        153,963,771          8,457        62,084,184
   - Contract withdrawals and transfers to annuity reserves                    (12,544,669)      (267,407)       (6,972,075)
   - Contract transfers                                                         43,236,807         (8,545)       21,928,845
                                                                            ---------------  --------------  ---------------
                                                                               184,655,909       (267,495)       77,040,954
   Annuity Reserves:
   - Annuity Payments                                                                   --             --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             --                --
                                                                            ---------------  --------------  ---------------
                                                                                        --             --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           184,655,909       (267,495)       77,040,954
                                                                            ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        224,623,630        203,769       100,542,210
                                                                            ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  379,146,347    $ 2,446,788    $  160,591,468
                                                                            ===============  ==============  ===============



                                                                            LVIP VANGUARD    LVIP VANGUARD    LVIP VANGUARD
                                                                            DOMESTIC EQUITY  DOMESTIC EQUITY  INTERNATIONAL
                                                                            ETF              ETF              EQUITY ETF
                                                                            STANDARD CLASS   SERVICE CLASS    STANDARD CLASS
                                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --      $  14,571,491     $       --
Changes From Operations:
   - Net investment income (loss)                                                    731            (41,842)         1,318
   - Net realized gain (loss) on investments                                         164            661,199             89
   - Net change in unrealized appreciation or depreciation on investments          2,181          2,552,433          2,881
                                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      3,076          3,171,790          4,288
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           80,086         12,533,867         43,307
   - Contract withdrawals and transfers to annuity reserves                       (1,033)        (1,858,594)          (670)
   - Contract transfers                                                           30,002         16,311,856         10,858
                                                                            ---------------  ---------------  --------------
                                                                                 109,055         26,987,129         53,495
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                 --             --
   - Annuity Payments                                                                 --                 --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --             --
                                                                            ---------------  ---------------  --------------
                                                                                      --                 --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             109,055         26,987,129         53,495
                                                                            ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          112,131         30,158,919         57,783
                                                                            ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  112,131         44,730,410         57,783
Changes From Operations:
   - Net investment income (loss)                                                    409           (341,459)         5,561
   - Net realized gain (loss) on investments                                       5,941          1,982,855          2,676
   - Net change in unrealized appreciation or depreciation on investments         61,544         13,114,686         10,351
                                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     67,894         14,756,082         18,588
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          208,735         10,268,674        298,572
   - Contract withdrawals and transfers to annuity reserves                      (25,922)        (2,662,971)       (10,009)
   - Contract transfers                                                           12,199         14,160,162         (5,772)
                                                                            ---------------  ---------------  --------------
                                                                                 195,012         21,765,865        282,791
   Annuity Reserves:
   - Annuity Payments                                                                 --               (281)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --             --
                                                                            ---------------  ---------------  --------------
                                                                                      --               (281)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             195,012         21,765,584        282,791
                                                                            ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          262,906         36,521,666        301,379
                                                                            ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 375,037      $  81,252,076     $  359,162
                                                                            ===============  ===============  ==============



                                                                            LVIP VANGUARD
                                                                            INTERNATIONAL
                                                                            EQUITY ETF
                                                                            SERVICE CLASS
                                                                            SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  8,915,387
Changes From Operations:
   - Net investment income (loss)                                                 641,049
   - Net realized gain (loss) on investments                                      115,365
   - Net change in unrealized appreciation or depreciation on investments       2,111,210
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   2,867,624
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         8,353,303
   - Contract withdrawals and transfers to annuity reserves                      (838,451)
   - Contract transfers                                                         6,847,621
                                                                            --------------
                                                                               14,362,473
   Annuity Reserves:
   - Transfer from accumulation units                                                  --
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                            --------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           14,362,473
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        17,230,097
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2012                                                26,145,484
Changes From Operations:
   - Net investment income (loss)                                                 188,131
   - Net realized gain (loss) on investments                                      570,100
   - Net change in unrealized appreciation or depreciation on investments       3,351,149
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   4,109,380
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         5,600,524
   - Contract withdrawals and transfers to annuity reserves                    (1,285,781)
   - Contract transfers                                                         7,035,836
                                                                            --------------
                                                                               11,350,579
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                            --------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           11,350,579
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        15,459,959
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 41,605,443
                                                                            ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                             LVIP VIP         LVIP VIP       LORD ABBETT
                                                                             CONTRAFUND       CONTRAFUND     FUNDAMENTAL
                                                                             RPM              RPM            EQUITY
                                                                             STANDARD CLASS   SERVICE CLASS  CLASS VC
                                                                             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $          --   $  14,435,281
Changes From Operations:
   - Net investment income (loss)                                                     --                --         (59,013)
   - Net realized gain (loss) on investments                                          --                --         468,564
   - Net change in unrealized appreciation or depreciation on investments             --                --         977,048
                                                                             --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         --                --       1,386,599
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --                --         168,100
   - Contract withdrawals and transfers to annuity reserves                           --                --        (720,628)
   - Contract transfers                                                               --                --        (349,438)
                                                                             --------------  --------------  --------------
                                                                                      --                --        (901,966)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                --              --
   - Annuity Payments                                                                 --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                --              --
                                                                             --------------  --------------  --------------
                                                                                      --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  --                --        (901,966)
                                                                             --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               --                --         484,633
                                                                             --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                       --                --      14,919,914
Changes From Operations:
   - Net investment income (loss)                                                    958           275,897        (115,134)
   - Net realized gain (loss) on investments                                          11            55,659       2,823,693
   - Net change in unrealized appreciation or depreciation on investments          2,091         5,336,422       2,075,200
                                                                             --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      3,060         5,667,978       4,783,759
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          110,294        50,584,830         295,024
   - Contract withdrawals and transfers to annuity reserves                         (554)         (607,095)       (924,264)
   - Contract transfers                                                               --        39,989,982      (1,836,597)
                                                                             --------------  --------------  --------------
                                                                                 109,740        89,967,717      (2,465,837)
   Annuity Reserves:
   - Annuity Payments                                                                 --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                --              --
                                                                             --------------  --------------  --------------
                                                                                      --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             109,740        89,967,717      (2,465,837)
                                                                             --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          112,800        95,635,695       2,317,922
                                                                             --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 112,800     $  95,635,695   $  17,237,836
                                                                             ==============  ==============  ==============




                                                                             MFS VIT        MFS VIT         MFS VIT
                                                                             CORE EQUITY    GROWTH          GROWTH
                                                                             SERVICE CLASS  INITIAL CLASS   SERVICE CLASS
                                                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 2,225,017    $ 2,664,912    $  18,605,962
Changes From Operations:
   - Net investment income (loss)                                                (25,263)       (39,706)        (373,285)
   - Net realized gain (loss) on investments                                     122,043          9,035        1,328,199
   - Net change in unrealized appreciation or depreciation on investments        194,034        437,367        1,886,820
                                                                             -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    290,814        406,696        2,841,734
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,434          5,549        3,160,579
   - Contract withdrawals and transfers to annuity reserves                     (326,574)      (263,705)      (1,904,930)
   - Contract transfers                                                          (47,868)       (40,681)       1,792,537
                                                                             -------------  -------------  --------------
                                                                                (372,008)      (298,837)       3,048,186
   Annuity Reserves:
   - Transfer from accumulation units                                                 --             --               --
   - Annuity Payments                                                                 --             10               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --        (16,252)              --
                                                                             -------------  -------------  --------------
                                                                                      --        (16,242)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (372,008)      (315,079)       3,048,186
                                                                             -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (81,194)        91,617        5,889,920
                                                                             -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                2,143,823      2,756,529       24,495,882
Changes From Operations:
   - Net investment income (loss)                                                (21,164)       (35,439)        (439,827)
   - Net realized gain (loss) on investments                                     145,235         99,179        1,950,122
   - Net change in unrealized appreciation or depreciation on investments        564,855        843,529        7,572,993
                                                                             -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    688,926        907,269        9,083,288
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,716         16,321        3,255,661
   - Contract withdrawals and transfers to annuity reserves                     (182,877)      (264,400)      (1,776,990)
   - Contract transfers                                                          135,081         (4,244)       3,953,777
                                                                             -------------  -------------  --------------
                                                                                 (45,080)      (252,323)       5,432,448
   Annuity Reserves:
   - Annuity Payments                                                                 --             --               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --             --               --
                                                                             -------------  -------------  --------------
                                                                                      --             --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (45,080)      (252,323)       5,432,448
                                                                             -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          643,846        654,946       14,515,736
                                                                             -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 2,787,669    $ 3,411,475    $  39,011,618
                                                                             =============  =============  ==============




                                                                             MFS VIT          MFS VIT          MFS VIT
                                                                             TOTAL RETURN     TOTAL RETURN     UTILITIES
                                                                             INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
                                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 11,755,872   $   287,424,116   $  10,788,087
Changes From Operations:
   - Net investment income (loss)                                                 148,033         2,501,419         547,207
   - Net realized gain (loss) on investments                                      127,300         2,214,741         392,568
   - Net change in unrealized appreciation or depreciation on investments         791,220        20,409,000         234,512
                                                                             -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   1,066,553        25,125,160       1,174,287
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            10,059         1,975,993         138,132
   - Contract withdrawals and transfers to annuity reserves                    (1,841,618)      (33,169,305)     (1,547,554)
   - Contract transfers                                                          (275,486)       (2,969,494)       (362,807)
                                                                             -------------  ----------------  --------------
                                                                               (2,107,045)      (34,162,806)     (1,772,229)
   Annuity Reserves:
   - Transfer from accumulation units                                                  --                --              --
   - Annuity Payments                                                              (2,685)          (12,383)         (8,002)
   - Receipt (reimbursement) of mortality guarantee adjustments                        27             1,563         (27,343)
                                                                             -------------  ----------------  --------------
                                                                                   (2,658)          (10,820)        (35,345)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (2,109,703)      (34,173,626)     (1,807,574)
                                                                             -------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (1,043,150)       (9,048,466)       (633,287)
                                                                             -------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                10,712,722       278,375,650      10,154,800
Changes From Operations:
   - Net investment income (loss)                                                  30,523        (1,736,397)         94,868
   - Net realized gain (loss) on investments                                      371,034        48,970,308         597,536
   - Net change in unrealized appreciation or depreciation on investments       1,282,650       (18,194,394)      1,127,717
                                                                             -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   1,684,207        29,039,517       1,820,121
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            39,735           750,065           8,437
   - Contract withdrawals and transfers to annuity reserves                    (1,578,931)      (12,981,272)     (1,090,734)
   - Contract transfers                                                          (622,410)     (295,178,936)        (93,524)
                                                                             -------------  ----------------  --------------
                                                                               (2,161,606)     (307,410,143)     (1,175,821)
   Annuity Reserves:
   - Annuity Payments                                                              (2,988)           (5,024)         (6,096)
   - Receipt (reimbursement) of mortality guarantee adjustments                        73                --             622
                                                                             -------------  ----------------  --------------
                                                                                   (2,915)           (5,024)         (5,474)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (2,164,521)     (307,415,167)     (1,181,295)
                                                                             -------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (480,314)     (278,375,650)        638,826
                                                                             -------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 10,232,408   $            --   $  10,793,626
                                                                             =============  ================  ==============


                                                                                              MORGAN
                                                                                              STANLEY
                                                                              MFS VIT         UIF CAPITAL   NB AMT
                                                                              UTILITIES       GROWTH        MID CAP
                                                                              SERVICE CLASS   CLASS II      GROWTH I CLASS
                                                                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  187,068,650   $ 1,463,259   $  42,704,716
Changes From Operations:
   - Net investment income (loss)                                                 9,578,620       (14,567)       (670,921)
   - Net realized gain (loss) on investments                                      3,622,063       118,315       4,680,174
   - Net change in unrealized appreciation or depreciation on investments         8,186,917        89,482         413,549
                                                                             ---------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    21,387,600       193,230       4,422,802
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          11,585,690         1,882         373,806
   - Contract withdrawals and transfers to annuity reserves                     (20,150,241)     (108,648)     (5,939,916)
   - Contract transfers                                                           2,569,404        35,384      (4,675,765)
                                                                             ---------------  ------------  --------------
                                                                                 (5,995,147)      (71,382)    (10,241,875)
   Annuity Reserves:
   - Transfer from accumulation units                                                 8,736            --              --
   - Annuity Payments                                                               (19,639)           --            (392)
   - Receipt (reimbursement) of mortality guarantee adjustments                      (1,095)           --          (8,665)
                                                                             ---------------  ------------  --------------
                                                                                    (11,998)           --          (9,057)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (6,007,145)      (71,382)    (10,250,932)
                                                                             ---------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          15,380,455       121,848      (5,828,130)
                                                                             ---------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 202,449,105     1,585,107      36,876,586
Changes From Operations:
   - Net investment income (loss)                                                   950,393       (12,131)       (236,204)
   - Net realized gain (loss) on investments                                     12,465,093       227,837      17,491,888
   - Net change in unrealized appreciation or depreciation on investments        21,861,013       454,266     (12,183,928)
                                                                             ---------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    35,276,499       669,972       5,071,756
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           8,866,287        12,989         144,544
   - Contract withdrawals and transfers to annuity reserves                     (20,190,343)     (204,735)     (1,953,032)
   - Contract transfers                                                          (8,627,497)      (65,264)    (40,139,854)
                                                                             ---------------  ------------  --------------
                                                                                (19,951,553)     (257,010)    (41,948,342)
   Annuity Reserves:
   - Annuity Payments                                                               (17,335)           --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                      (1,103)           --              --
                                                                             ---------------  ------------  --------------
                                                                                    (18,438)           --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (19,969,991)     (257,010)    (41,948,342)
                                                                             ---------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          15,306,508       412,962     (36,876,586)
                                                                             ---------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  217,755,613   $ 1,998,069   $          --
                                                                             ===============  ============  ==============



                                                                              NB AMT
                                                                              MID CAP
                                                                              INTRINSIC
                                                                              VALUE I CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  40,147,591
Changes From Operations:
   - Net investment income (loss)                                                 (409,959)
   - Net realized gain (loss) on investments                                    10,489,849
   - Net change in unrealized appreciation or depreciation on investments       (4,998,733)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    5,081,157
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            461,036
   - Contract withdrawals and transfers to annuity reserves                     (5,836,704)
   - Contract transfers                                                         (3,141,674)
                                                                             --------------
                                                                                (8,517,342)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                              (15,207)
   - Receipt (reimbursement) of mortality guarantee adjustments                          9
                                                                             --------------
                                                                                   (15,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (8,532,540)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (3,451,383)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                 36,696,208
Changes From Operations:
   - Net investment income (loss)                                                 (196,089)
   - Net realized gain (loss) on investments                                       838,772
   - Net change in unrealized appreciation or depreciation on investments       10,973,336
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   11,616,019
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            190,541
   - Contract withdrawals and transfers to annuity reserves                     (6,769,771)
   - Contract transfers                                                         (1,033,974)
                                                                             --------------
                                                                                (7,613,204)
   Annuity Reserves:
   - Annuity Payments                                                               (7,205)
   - Receipt (reimbursement) of mortality guarantee adjustments                         91
                                                                             --------------
                                                                                    (7,114)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (7,620,318)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          3,995,701
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  40,691,909
                                                                             ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                           OPPENHEIMER    PIMCO VIT             PUTNAM VT
                                                                           GLOBAL         COMMODITYREALRETURN   GLOBAL
                                                                           FUND/VA        STRATEGY              HEALTH CARE
                                                                           SERVICE CLASS  ADVISOR CLASS         CLASS IB
                                                                           SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 6,783,278       $ 14,298,970      $ 2,578,235
Changes From Operations:
   - Net investment income (loss)                                                71,060            131,364          (16,345)
   - Net realized gain (loss) on investments                                     96,194           (436,182)         293,847
   - Net change in unrealized appreciation or depreciation on investments     1,173,368            656,996          250,763
                                                                           -------------  --------------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 1,340,622            352,178          528,265
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          80,390          1,315,164            9,589
   - Contract withdrawals and transfers to annuity reserves                    (324,039)        (2,169,871)        (501,591)
   - Contract transfers                                                        (282,052)           164,230        2,399,508
                                                                           -------------  --------------------  ------------
                                                                               (525,701)          (690,477)       1,907,506
Annuity Reserves:
   - Transfer from accumulation units                                                --                 --               --
   - Annuity Payments                                                                --             (4,213)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --               (383)              --
                                                                           -------------  --------------------  ------------
                                                                                     --             (4,596)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (525,701)          (695,073)       1,907,506
                                                                           -------------  --------------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         814,921           (342,895)       2,435,771
                                                                           -------------  --------------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                               7,598,199         13,956,075        5,014,006
Changes From Operations:
   - Net investment income (loss)                                                16,981             14,302          (15,553)
   - Net realized gain (loss) on investments                                    311,799           (906,844)         790,367
   - Net change in unrealized appreciation or depreciation on investments     1,538,994         (1,405,139)         904,260
                                                                           -------------  --------------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 1,867,774         (2,297,681)       1,679,074
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          89,646          1,705,251           35,616
   - Contract withdrawals and transfers to annuity reserves                    (412,350)        (1,403,815)        (452,943)
   - Contract transfers                                                        (350,640)           340,331       (2,219,931)
                                                                           -------------  --------------------  ------------
                                                                               (673,344)           641,767       (2,637,258)
   Annuity Reserves:
   - Annuity Payments                                                                --             (4,008)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --                  4               --
                                                                           -------------  --------------------  ------------
                                                                                     --             (4,004)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (673,344)           637,763       (2,637,258)
                                                                           -------------  --------------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,194,430         (1,659,918)        (958,184)
                                                                           -------------  --------------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 8,792,629       $ 12,296,157      $ 4,055,822
                                                                           =============  ====================  ============


                                                                           PUTNAM VT
                                                                           GROWTH &
                                                                           INCOME
                                                                           CLASS IB
                                                                           SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 1,384,436
Changes From Operations:
   - Net investment income (loss)                                                1,719
   - Net realized gain (loss) on investments                                   (62,401)
   - Net change in unrealized appreciation or depreciation on investments      279,900
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  219,218
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         32,906
   - Contract withdrawals and transfers to annuity reserves                   (280,836)
   - Contract transfers                                                        (70,404)
                                                                           ------------
                                                                              (318,334)
Annuity Reserves:
   - Transfer from accumulation units                                               --
   - Annuity Payments                                                               --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --
                                                                           ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (318,334)
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (99,116)
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2012                                              1,285,320
Changes From Operations:
   - Net investment income (loss)                                               (1,285)
   - Net realized gain (loss) on investments                                    15,204
   - Net change in unrealized appreciation or depreciation on investments      412,000
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  425,919
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         17,008
   - Contract withdrawals and transfers to annuity reserves                   (205,607)
   - Contract transfers                                                        222,274
                                                                           ------------
                                                                                33,675
   Annuity Reserves:
   - Annuity Payments                                                               --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --
                                                                           ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            33,675
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        459,594
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 1,744,914
                                                                           ============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of twenty-three products as follows:

-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance A Class
Access                     -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance B Class
Bonus                      -   Lincoln ChoicePlus
-   Lincoln ChoicePlus II  Signature
-   Lincoln ChoicePlus II  -   Lincoln ChoicePlus
Access                     Rollover
-   Lincoln ChoicePlus II  -   Lincoln ChoicePlus
Advance                    Fusion
-   Lincoln ChoicePlus II  -   Lincoln Investment
Bonus                      Solutions
-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
Design                     Assurance Series B
-   Lincoln ChoicePlus     Share
Assurance A Share          -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance Series C
Assurance B Share          Share
-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
Assurance Bonus            Assurance Series L
-   Lincoln ChoicePlus     Share
Assurance C Share          -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance Prime
Assurance L Share


The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of two hundred thirty-seven available mutual funds (the Funds) of twenty-one diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class A Portfolio**
   ABVPSF Global Thematic Growth Class B Portfolio
   ABVPSF Growth and Income Class A Portfolio**
   ABVPSF Growth and Income Class B Portfolio**
   ABVPSF International Value Class A Portfolio**
   ABVPSF International Value Class B Portfolio
   ABVPSF Large Cap Growth Class B Portfolio
   ABVPSF Small/Mid Cap Value Class A Portfolio**
   ABVPSF Small/Mid Cap Value Class B Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Inflation Protection Class I Fund**
   American Century VP Inflation Protection Class II Fund**
American Funds Insurance Series (American Funds):
   American Funds Asset Allocation Class 1 Fund
   American Funds Blue Chip Income and Growth Class 1 Fund
   American Funds Bond Class 1 Fund
   American Funds Global Balanced Class 1 Fund
   American Funds Global Bond Class 1 Fund
   American Funds Global Growth Class 1 Fund
   American Funds Global Growth Class 2 Fund
   American Funds Global Growth and Income Class 1 Fund
   American Funds Global Small Capitalization Class 1 Fund
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Class 1 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 1 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds High-Income Bond Class 1 Fund
   American Funds International Class 1 Fund
   American Funds International Class 2 Fund
   American Funds International Growth and Income Class 1 Fund
   American Funds Managed Risk Asset Allocation Class P1 Fund
   American Funds Managed Risk Asset Allocation Class P2 Fund**
   American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund American Funds Managed Risk Growth Class P1 Fund

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

   American Funds Managed Risk Growth-Income Class P1 Fund
   American Funds Managed Risk International Class P1 Fund**
   American Funds Mortgage Class 1 Fund
   American Funds New World Class 1 Fund
   American Funds U.S. Government/AAA-Rated Securities Class 1 Fund BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Class I Fund
   BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Trust (Delaware VIP):
   Delaware VIP Diversified Income Standard Class Series
   Delaware VIP Diversified Income Service Class Series
   Delaware VIP Emerging Markets Standard Class Series**
   Delaware VIP Emerging Markets Service Class Series
   Delaware VIP High Yield Standard Class Series
   Delaware VIP High Yield Service Class Series
   Delaware VIP International Value Equity Standard Class Series Delaware VIP Limited-Term Diversified Income Standard Class Series Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Standard Class Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Standard Class Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Smid Cap Growth Standard Class Series
   Delaware VIP Smid Cap Growth Service Class Series
   Delaware VIP U.S. Growth Standard Class Series**
   Delaware VIP U.S. Growth Service Class Series
   Delaware VIP Value Standard Class Series
   Delaware VIP Value Service Class Series
DWS Variable Series II (DWS):
   DWS Alternative Asset Allocation VIP Class A Portfolio
   DWS Alternative Asset Allocation VIP Class B Portfolio
DWS Investments VIT Funds (DWS):
   DWS Equity 500 Index VIP Class A Portfolio
   DWS Equity 500 Index VIP Class B Portfolio**
   DWS Small Cap Index VIP Class A Portfolio
   DWS Small Cap Index VIP Class B Portfolio**
Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Contrafund Initial Class Portfolio**
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Equity-Income Initial Class Portfolio**
   Fidelity VIP Equity-Income Service Class 2 Portfolio**
   Fidelity VIP Growth Initial Class Portfolio
   Fidelity VIP Growth Service Class 2 Portfolio
   Fidelity VIP Mid Cap Initial Class Portfolio**
   Fidelity VIP Mid Cap Service Class 2 Portfolio
   Fidelity VIP Overseas Initial Class Portfolio**
   Fidelity VIP Overseas Service Class 2 Portfolio**
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Class 1 Fund**
   FTVIPT Franklin Income Securities Class 2 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund** FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund FTVIPT Mutual Shares Securities Class 1 Fund**
   FTVIPT Mutual Shares Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 2 Fund
   FTVIPT Templeton Growth Securities Class 2 Fund
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
   Goldman Sachs VIT Large Cap Value Service Class Fund
Hunting VA Funds:
   Huntington VA Balanced Fund
   Huntington VA Dividend Capture Fund
Invesco Variable Insurance Funds (Invesco V.I.):
   Invesco V.I. American Franchise Series I Fund
   Invesco V.I. American Franchise Series II Fund
   Invesco V.I. Core Equity Series I Fund
   Invesco V.I. Core Equity Series II Fund
   Invesco V.I. International Growth Series I Fund
   Invesco V.I. International Growth Series II Fund
Janus Aspen Series:
   Janus Aspen Balanced Service Class Portfolio
   Janus Aspen Enterprise Service Class Portfolio
   Janus Aspen Global Research Service Class Portfolio
Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP American Balanced Allocation Standard Class Fund
   LVIP American Global Growth Service Class II Fund
   LVIP American Global Small Capitalization Service Class II Fund LVIP American Growth Allocation Standard Class Fund
   LVIP American Growth Service Class II Fund
   LVIP American Growth-Income Service Class II Fund
   LVIP American Income Allocation Standard Class Fund
   LVIP American International Service Class II Fund
   LVIP American Preservation Standard Class Fund
   LVIP American Preservation Service Class Fund**
   LVIP Baron Growth Opportunities Standard Class Fund**
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP BlackRock Emerging Markets RPM Standard Class Fund
   LVIP BlackRock Emerging Markets RPM Service Class Fund
   LVIP BlackRock Equity Dividend RPM Standard Class Fund
   LVIP BlackRock Equity Dividend RPM Service Class Fund

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

   LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund
   LVIP BlackRock Global Allocation V.I. RPM Service Class Fund
   LVIP BlackRock Inflation Protected Bond Standard Class Fund
   LVIP BlackRock Inflation Protected Bond Service Class Fund
   LVIP Capital Growth Standard Class Fund**
   LVIP Capital Growth Service Class Fund
   LVIP Clarion Global Real Estate Standard Class Fund**
   LVIP Clarion Global Real Estate Service Class Fund
   LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund**
   LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
   LVIP Delaware Bond Standard Class Fund
   LVIP Delaware Bond Service Class Fund
   LVIP Delaware Diversified Floating Rate Standard Class Fund
   LVIP Delaware Diversified Floating Rate Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Aggressive Allocation Service Class Fund
   LVIP Delaware Foundation Conservative Allocation Standard Class Fund** LVIP Delaware Foundation Conservative Allocation Service Class Fund** LVIP Delaware Foundation Moderate Allocation Standard Class Fund** LVIP Delaware Foundation Moderate Allocation Service Class Fund**
   LVIP Delaware Growth and Income Standard Class Fund**
   LVIP Delaware Growth and Income Service Class Fund
   LVIP Delaware Social Awareness Standard Class Fund
   LVIP Delaware Social Awareness Service Class Fund
   LVIP Delaware Special Opportunities Standard Class Fund**
   LVIP Delaware Special Opportunities Service Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
   LVIP Dimensional U.S. Equity RPM Standard Class Fund
   LVIP Dimensional U.S. Equity RPM Service Class Fund
   LVIP Dimensional/Vanguard Total Bond Standard Class Fund
   LVIP Dimensional/Vanguard Total Bond Service Class Fund
   LVIP Global Income Standard Class Fund**
   LVIP Global Income Service Class Fund
   LVIP JPMorgan High Yield Standard Class Fund**
   LVIP JPMorgan High Yield Service Class Fund
   LVIP JPMorgan Mid Cap Value RPM Standard Class Fund**
   LVIP JPMorgan Mid Cap Value RPM Service Class Fund
   LVIP Managed Risk Profile 2010 Service Class Fund
   LVIP Managed Risk Profile 2020 Service Class Fund
   LVIP Managed Risk Profile 2030 Service Class Fund
   LVIP Managed Risk Profile 2040 Service Class Fund
   LVIP Managed Risk American Balanced Allocation Standard Class Fund LVIP Managed Risk American Growth Allocation Standard Class Fund
   LVIP Managed Risk Profile Conservative Standard Class Fund**
   LVIP Managed Risk Profile Conservative Service Class Fund
   LVIP Managed Risk Profile Growth Standard Class Fund
   LVIP Managed Risk Profile Growth Service Class Fund
   LVIP Managed Risk Profile Moderate Standard Class Fund
   LVIP Managed Risk Profile Moderate Service Class Fund
   LVIP MFS International Growth Standard Class Fund**
   LVIP MFS International Growth Service Class Fund
   LVIP MFS International Growth RPM Standard Class Fund**
   LVIP MFS International Growth RPM Service Class Fund
   LVIP MFS Value Standard Class Fund**
   LVIP MFS Value Service Class Fund
   LVIP Mid-Cap Value Standard Class Fund**
   LVIP Mid-Cap Value Service Class Fund
   LVIP Mondrian International Value Standard Class Fund
   LVIP Mondrian International Value Service Class Fund
   LVIP Money Market Standard Class Fund
   LVIP Money Market Service Class Fund
   LVIP SSgA Bond Index Standard Class Fund
   LVIP SSgA Bond Index Service Class Fund
   LVIP SSgA Conservative Index Allocation Standard Class Fund**
   LVIP SSgA Conservative Index Allocation Service Class Fund
   LVIP SSgA Conservative Structured Allocation Standard Class Fund** LVIP SSgA Conservative Structured Allocation Service Class Fund
   LVIP SSgA Developed International 150 Standard Class Fund
   LVIP SSgA Developed International 150 Service Class Fund
   LVIP SSgA Emerging Markets 100 Standard Class Fund
   LVIP SSgA Emerging Markets 100 Service Class Fund
   LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
   LVIP SSgA Global Tactical Allocation RPM Service Class Fund

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

   LVIP SSgA International Index Standard Class Fund
   LVIP SSgA International Index Service Class Fund
   LVIP SSgA Large Cap 100 Standard Class Fund
   LVIP SSgA Large Cap 100 Service Class Fund
   LVIP SSgA Large Cap RPM Standard Class Fund
   LVIP SSgA Large Cap RPM Service Class Fund
   LVIP SSgA Moderate Index Allocation Standard Class Fund**
   LVIP SSgA Moderate Index Allocation Service Class Fund
   LVIP SSgA Moderate Structured Allocation Standard Class Fund**
   LVIP SSgA Moderate Structured Allocation Service Class Fund
   LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund** LVIP SSgA Moderately Aggressive Index Allocation Service Class Fund
   LVIP SSgA Moderately Aggressive Structured Allocation Standard Class
     Fund**
   LVIP SSgA Moderately Aggressive Structured Allocation Service Class Fund LVIP SSgA S&P 500 Index Standard Class Fund
   LVIP SSgA S&P 500 Index Service Class Fund
   LVIP SSgA Small-Cap Index Standard Class Fund
   LVIP SSgA Small-Cap Index Service Class Fund
   LVIP SSgA Small-Cap RPM Standard Class Fund
   LVIP SSgA Small-Cap RPM Service Class Fund
   LVIP SSgA Small-Mid Cap 200 Standard Class Fund
   LVIP SSgA Small-Mid Cap 200 Service Class Fund
   LVIP T. Rowe Price Growth Stock Standard Class Fund**
   LVIP T. Rowe Price Growth Stock Service Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund
   LVIP Templeton Growth RPM Standard Class Fund**
   LVIP Templeton Growth RPM Service Class Fund
   LVIP UBS Large Cap Growth RPM Standard Class Fund
   LVIP UBS Large Cap Growth RPM Service Class Fund
   LVIP Vanguard Domestic Equity ETF Standard Class Fund
   LVIP Vanguard Domestic Equity ETF Service Class Fund
   LVIP Vanguard International Equity ETF Standard Class Fund
   LVIP Vanguard International Equity ETF Service Class Fund
   LVIP VIP Contrafund RPM Standard Class Fund
   LVIP VIP Contrafund RPM Service Class Fund
Lord Abbett Securities Trust (Lord Abbett):
   Lord Abbett Fundamental Equity Class VC Portfolio
MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Service Class Series
   MFS VIT Growth Initial Class Series
   MFS VIT Growth Service Class Series
   MFS VIT Total Return Initial Class Series
   MFS VIT Total Return Service Class Series**
   MFS VIT Utilities Initial Class Series
   MFS VIT Utilities Service Class Series
Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):
   Morgan Stanley UIF Capital Growth Class II Portfolio
Neuberger Berman Advisers Management Trust (NB AMT):
   NB AMT Mid Cap Growth I Class Portfolio**
   NB AMT Mid Cap Intrinsic Value I Class Portfolio
Oppenheimer Variable Account Funds (Oppenheimer):
   Oppenheimer Global Fund/VA Service Class
PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT CommodityRealReturn Strategy Administrative Class Portfolio** PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio
Putnam Variable Trust (Putnam VT):
   Putnam VT Global Health Care Class IB Fund
   Putnam VT Growth & Income Class IB Fund

*  Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2013

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.



INVESTMENT FUND CHANGES: During 2012, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012:

American Funds Protected Asset Allocation Class P1 Fund            LVIP BlackRock Emerging Markets Index RPM Service Class Fund
American Funds Protected Asset Allocation Class P2 Fund            LVIP Delaware Foundation Conservative Allocation Standard Class
                                                                    Fund
Invesco Van Kampen V.I. American Franchise Series I Fund           LVIP Delaware Foundation Conservative Allocation Service Class
                                                                    Fund
Invesco Van Kampen V.I. American Franchise Series II Fund          LVIP Delaware Foundation Moderate Allocation Standard Class Fund
LVIP American Preservation Standard Class Fund                     LVIP Delaware Foundation Moderate Allocation Service Class Fund
LVIP American Preservation Service Class Fund                      LVIP Protected American Balanced Allocation Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund      LVIP Protected American Growth Allocation Standard Class Fund

During 2012, the Invesco V.I. Capital Appreciation Series I Fund and the Invesco V.I. Capital Appreciation Series II Fund ceased to be available as investment options to Variable Account Contract owners.

Also during 2012, the following funds changed their names:


PREVIOUS FUND NAME                                                NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio       DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Alternative Asset Allocation Plus VIP Class B Portfolio       DWS Alternative Asset Allocation VIP Class B Portfolio
LVIP Wells Fargo Intrinsic Value Standard Class Fund              LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Wells Fargo Intrinsic Value Service Class Fund               LVIP BlackRock Equity Dividend RPM Service Class Fund
LVIP Cohen & Steers Global Real Estate Standard Class Fund        LVIP Clarion Global Real Estate Standard Class Fund
LVIP Cohen & Steers Global Real Estate Service Class Fund         LVIP Clarion Global Real Estate Service Class Fund
LVIP Turner Mid-Cap Growth Standard Class Fund                    LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund
LVIP Turner Mid-Cap Growth Service Class Fund                     LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
LVIP Columbia Value Opportunities Standard Class Fund             LVIP JPMorgan Mid Cap Value RPM Standard Class Fund
LVIP Columbia Value Opportunities Service Class Fund              LVIP JPMorgan Mid Cap Value RPM Service Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund          LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Service Class Fund           LVIP SSgA Global Tactical Allocation RPM Service Class Fund
LVIP Templeton Growth Standard Class Fund                         LVIP Templeton Growth RPM Standard Class Fund
LVIP Templeton Growth Service Class Fund                          LVIP Templeton Growth RPM Service Class Fund
LVIP Janus Capital Appreciation Standard Class Fund               LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Service Class Fund                LVIP UBS Large Cap Growth RPM Service Class Fund
NB AMT Regency I Class Portfolio                                  NB AMT Mid Cap Intrinsic Value I Class Portfolio

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund    LVIP MFS International Growth RPM Service Class Fund
American Funds Managed Risk Growth Class P1 Fund                         LVIP SSgA Large Cap RPM Standard Class Fund
American Funds Managed Risk Growth-Income Class P1 Fund                  LVIP SSgA Large Cap RPM Service Class Fund
American Funds Managed Risk International Class P1 Fund                  LVIP SSgA Small-Cap RPM Standard Class Fund
LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund            LVIP SSgA Small-Cap RPM Service Class Fund
LVIP BlackRock Global Allocation V.I. RPM Service Class Fund             LVIP VIP Contrafund RPM Standard Class Fund
LVIP MFS International Growth RPM Standard Class Fund                    LVIP VIP Contrafund RPM Service Class Fund

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                                    NEW FUND NAME
------------------------------------------------------------------------------------------------------------------------------------
American Funds Protected Asset Allocation Class P1 Fund               American Funds Managed Risk Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund               American Funds Managed Risk Asset Allocation Class P2 Fund
Invesco Van Kampen V.I. American Franchise Series I Fund              Invesco V.I. American Franchise Series I Fund
Invesco Van Kampen V.I. American Franchise Series II Fund             Invesco V.I. American Franchise Series II Fund
Janus Aspen Series Worldwide Service Class Portfolio                  Janus Aspen Series Global Research Service Class Portfolio
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund         LVIP BlackRock Emerging Markets RPM Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Service Class Fund          LVIP BlackRock Emerging Markets RPM Service Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund                  LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
LVIP Dimensional Non-U.S. Equity Service Class Fund                   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund                      LVIP Dimensional U.S. Equity RPM Standard Class Fund
LVIP Dimensional U.S. Equity Service Class Fund                       LVIP Dimensional U.S. Equity RPM Service Class Fund
LVIP Protected Profile 2010 Service Class Fund                        LVIP Managed Risk Profile 2010 Service Class Fund
LVIP Protected Profile 2020 Service Class Fund                        LVIP Managed Risk Profile 2020 Service Class Fund
LVIP Protected Profile 2030 Service Class Fund                        LVIP Managed Risk Profile 2030 Service Class Fund
LVIP Protected Profile 2040 Service Class Fund                        LVIP Managed Risk Profile 2040 Service Class Fund
LVIP Protected American Balanced Allocation Standard Class Fund**     LVIP Managed American Balanced Allocation Standard Class
                                                                       Fund**
LVIP Protected American Growth Allocation Standard Class Fund**       LVIP Managed American Growth Allocation Standard Class Fund**
LVIP Protected Profile Conservative Standard Class Fund               LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Conservative Service Class Fund                LVIP Managed Risk Profile Conservative Service Class Fund
LVIP Protected Profile Growth Standard Class Fund                     LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Growth Service Class Fund                      LVIP Managed Risk Profile Growth Service Class Fund
LVIP Protected Profile Moderate Standard Class Fund                   LVIP Managed Risk Profile Moderate Standard Class Fund
LVIP Protected Profile Moderate Service Class Fund                    LVIP Managed Risk Profile Moderate Service Class Fund
Oppenheimer Global Securities Service Class Fund/VA                   Oppenheimer Global Fund/VA Service Class

During 2013, the American Funds Global Discovery Class 1 Fund merged into the American Funds Global Growth Class 1 Fund.




2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the twenty-three contract types within the Variable
Account:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis).
- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).
- Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).
- Lincoln ChoicePlus II at a daily rate of .0035616% to .0073973% (1.30% to 2.70% on an annual basis).
- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).
- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).
- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).
- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis).
- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis).
- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).
- Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis).
- Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0069863% (1.00% to 2.55% on an annual basis).
- Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis).
- Lincoln Investment Solutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis).
- Lincoln ChoicePlus Assurance Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Assurance Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

In addition, $258,512,077 and $190,598,899 was retained by the Company for contract charges and surrender charges during 2013 and 2012, respectively.

For the Lincoln ChoicePlus Assurance A Share and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2013 and 2012, sales charges amounted to $5,115,035 and $4,394,985, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.




3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                    MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT    FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)         RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
             2013                      0.65%       2.95%      $  4.72      $ 18.57    3,028,771  $     30,284,841     19.36%
             2012                      0.65%       2.95%         3.91        15.39    2,753,447        24,004,879      9.95%
             2011                      0.65%       2.95%         3.51        13.84    2,984,851        22,863,398    -25.57%
             2010                      0.65%       2.85%         4.67        18.41    3,004,150        29,512,963     15.25%
             2009                      0.65%       2.85%         4.01        15.82    3,372,425        27,481,352     48.84%
ABVPSF GROWTH AND INCOME CLASS B
             2013                      0.00%       0.00%           --           --           --                --      0.00%
             2012                      0.65%       3.15%         9.81        16.81   11,502,329       150,854,074     13.84%
             2011                      0.65%       2.95%         8.60        14.60   12,608,426       144,047,406      3.09%
             2010                      0.65%       2.85%         8.35        14.03   13,986,390       153,878,947      9.63%
             2009                      0.65%       2.85%         7.47        12.67   14,537,403       145,245,860     16.97%
ABVPSF INTERNATIONAL VALUE CLASS B
             2013                      1.30%       1.30%         8.45         8.45           15               128     21.14%
             2012                      0.65%       3.20%         6.05        10.98   28,812,602       197,847,060     10.60%
             2011                      0.65%       3.20%         5.66         9.26   30,051,265       182,677,468    -21.75%
             2010                      0.65%       2.90%         7.10         7.81   23,913,577       177,374,151      1.37%
             2009                      0.65%       2.85%         6.88         7.58   16,087,503       116,859,013     30.58%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
             2013     22.13%        0.02%
             2012     12.51%        0.00%
             2011    -23.91%        0.34%
             2010     17.81%        2.00%
             2009     52.12%        0.00%
ABVPSF GROWTH AND INCOME CLASS B
             2013      0.00%        1.48%
             2012     16.49%        1.33%
             2011      5.38%        1.10%
             2010     12.07%        0.00%
             2009     19.57%        3.54%
ABVPSF INTERNATIONAL VALUE CLASS B
             2013     21.14%        2.73%
             2012     13.45%        1.39%
             2011    -19.96%        4.21%
             2010      3.62%        3.08%
             2009     33.49%        1.14%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF LARGE CAP GROWTH CLASS B
             2013                            1.30%       2.80%      $  8.44      $ 19.82      909,766  $     10,154,434     33.22%
             2012                            1.30%       2.80%         6.27        14.65    1,054,995         8,789,778     13.10%
             2011                            1.30%       2.65%         5.50        12.77    1,335,065         9,727,179     -5.80%
             2010                            1.30%       2.65%         5.79        13.38    1,688,466        12,963,373      6.96%
             2009                            1.30%       2.65%         5.37        12.34    2,076,002        14,747,140     33.52%
ABVPSF SMALL/MID CAP VALUE CLASS B
             2013                            0.65%       3.20%        14.64        33.83    8,139,879       205,119,410     33.30%
             2012                            0.65%       3.20%        11.00        25.04    7,832,184       143,146,719     14.80%
             2011                            0.65%       3.15%        10.09        21.53    8,277,391       131,094,788    -11.19%
             2010                            0.65%       2.85%        11.45        24.00    8,248,951       150,623,922     23.04%
             2009                            0.65%       2.85%         9.13        19.31    7,108,955       104,160,839     38.65%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
             2013                            0.00%       0.00%           --           --           --                --      0.00%
             2012                            0.65%       3.15%        11.15        14.52   34,203,692       473,044,643      4.06%
             2011                            0.65%       3.15%        11.72        13.70   36,648,252       480,337,366      8.61%
             2010                            0.65%       2.85%        10.79        12.42   41,433,338       494,227,301      2.15%
             2009                            0.65%       2.85%        10.56        11.97   33,469,110       387,360,324      7.14%
AMERICAN FUNDS ASSET ALLOCATION CLASS 1
             2013                5/28/13     0.90%       1.95%        13.21        13.58       44,228           597,313      8.28%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
             2013                            0.60%       1.90%        13.70        14.18       69,801           971,653     30.75%
             2012                3/1/12      0.60%       1.90%        10.48        10.70       51,725           545,963      1.54%
AMERICAN FUNDS BOND CLASS 1
             2013                            0.60%       1.90%        10.27        10.57       78,093           818,840     -3.54%
             2012                5/31/12     0.60%       1.70%        10.65        10.84        9,154            97,818      0.67%
AMERICAN FUNDS GLOBAL BALANCED CLASS 1
             2013                            0.60%       1.70%        12.06        12.07       19,898           236,081     11.84%
             2012                5/31/12     0.60%       0.65%        10.78        10.79        2,753            29,698     10.94%
AMERICAN FUNDS GLOBAL BOND CLASS 1
             2013                            0.60%       2.15%        10.06        10.35      107,161         1,097,950     -4.05%
             2012                3/26/12     0.60%       1.70%        10.48        10.67       27,264           289,169     -0.10%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
             2013                            0.00%       0.00%           --           --           --                --      0.00%
             2012                7/18/12     0.65%       0.65%        10.54        10.54        2,542            26,800      8.58%
AMERICAN FUNDS GLOBAL GROWTH CLASS 1
             2013                            0.65%       1.65%        20.38        20.38        9,962           180,670     28.67%
             2012               12/17/12     0.65%       0.65%        15.84        15.84          477             7,558      0.77%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2013                            0.65%       3.15%        13.53        22.40   16,531,915       328,814,702     25.17%
             2012                            0.65%       3.15%        10.81        17.56   18,726,406       294,366,132     18.76%
             2011                            0.65%       3.15%         9.76        14.52   21,166,368       277,693,041    -11.45%
             2010                            0.65%       2.85%        11.02        16.14   22,438,581       331,309,961      8.61%
             2009                            0.65%       2.85%        10.07        14.63   20,566,657       279,623,028     38.31%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 1
             2013                5/31/13     0.60%       1.90%        12.68        13.12       13,187           169,168      3.15%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 1
             2013                3/18/13     0.60%       1.90%        12.07        19.90        9,572           171,321      3.23%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
             2013                            0.65%       3.15%        11.51        33.99   25,652,712       468,775,881     24.30%
             2012                            0.65%       3.15%         9.26        26.99   28,256,850       412,911,878     14.52%
             2011                            0.65%       3.15%         8.88        23.26   27,803,290       361,902,049    -21.42%
             2010                            0.65%       2.85%        11.10        29.31   23,033,389       405,935,380     18.98%
             2009                            0.65%       2.85%         9.16        24.39   18,454,035       288,154,824     56.77%
AMERICAN FUNDS GROWTH CLASS 1
             2013                            0.60%       2.15%        20.43        21.43       95,918         1,854,888     28.24%
             2012                7/18/12     0.65%       1.70%        15.93        16.54       11,356           181,628      6.66%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF LARGE CAP GROWTH CLASS B
             2013     35.23%        0.00%
             2012     14.72%        0.03%
             2011     -4.52%        0.09%
             2010      8.41%        0.27%
             2009     35.33%        0.00%
ABVPSF SMALL/MID CAP VALUE CLASS B
             2013     36.74%        0.44%
             2012     17.70%        0.29%
             2011     -9.21%        0.25%
             2010     25.77%        0.27%
             2009     41.73%        0.88%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
             2013      0.00%        0.66%
             2012      6.69%        2.41%
             2011     11.02%        4.01%
             2010      4.42%        1.65%
             2009      9.52%        1.88%
AMERICAN FUNDS ASSET ALLOCATION CLASS 1
             2013      8.96%        1.64%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
             2013     32.46%        2.55%
             2012      8.47%        2.91%
AMERICAN FUNDS BOND CLASS 1
             2013     -2.47%        4.51%
             2012      2.23%        3.29%
AMERICAN FUNDS GLOBAL BALANCED CLASS 1
             2013     11.89%        3.54%
             2012     12.34%        2.52%
AMERICAN FUNDS GLOBAL BOND CLASS 1
             2013     -2.99%        0.00%
             2012      3.57%        4.08%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
             2013      0.00%        0.49%
             2012      8.58%        1.04%
AMERICAN FUNDS GLOBAL GROWTH CLASS 1
             2013     28.67%        2.64%
             2012      0.77%        0.61%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2013     28.34%        1.22%
             2012     21.77%        0.88%
             2011     -9.48%        1.29%
             2010     11.02%        1.54%
             2009     41.38%        1.42%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 1
             2013     11.86%        7.06%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 1
             2013     18.71%        0.36%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
             2013     27.45%        0.86%
             2012     17.41%        1.34%
             2011    -19.67%        1.32%
             2010     21.62%        1.76%
             2009     60.25%        0.28%
AMERICAN FUNDS GROWTH CLASS 1
             2013     29.59%        2.17%
             2012      8.59%        0.86%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH CLASS 2
             2013                            0.60%       3.20%      $ 13.22      $ 26.12    88,916,417  $  1,713,280,045     26.01%
             2012                            0.65%       3.20%        10.35        20.46   104,648,159     1,577,540,044     14.24%
             2011                            0.65%       3.15%         8.94        17.67   122,382,686     1,598,331,081     -6.97%
             2010                            0.65%       2.85%         9.51        18.81   139,384,213     1,945,075,727     15.35%
             2009                            0.65%       2.85%         8.16        16.14   143,144,088     1,713,386,575     35.49%
AMERICAN FUNDS GROWTH-INCOME CLASS 1
             2013                            0.60%       1.90%        20.84        20.84        42,509           857,590     32.95%
             2012               12/17/12     0.65%       0.65%        15.68        15.68           480             7,525      0.14%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2013                            0.60%       3.20%        13.13        23.23   123,574,320     2,169,089,785     29.30%
             2012                            0.60%       3.20%        10.11        17.73   141,043,265     1,889,206,205     13.84%
             2011                            0.60%       3.15%         8.84        15.37   152,637,821     1,782,292,860     -4.59%
             2010                            0.60%       2.85%         9.19        15.95   160,676,140     1,965,743,078      8.30%
             2009                            0.65%       2.85%         8.34        14.58   154,732,127     1,766,480,965     27.55%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
             2013                            0.60%       1.90%        11.19        11.58        30,666           350,547      4.88%
             2012                3/26/12     0.60%       1.90%        10.67        10.90        15,785           170,366      0.25%
AMERICAN FUNDS INTERNATIONAL CLASS 1
             2013                            0.60%       1.70%        15.83        15.83        28,752           466,616     19.85%
             2012                8/7/12      1.70%       1.70%        13.21        13.21        12,512           165,249      8.46%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2013                            0.65%       3.15%        11.34        27.16    44,360,488       778,437,194     17.86%
             2012                            0.65%       3.15%         9.62        22.75    46,582,914       700,805,428     14.25%
             2011                            0.65%       3.15%         8.52        19.65    46,345,677       622,060,997    -16.39%
             2010                            0.65%       2.85%        10.06        23.27    47,415,131       763,935,853      4.22%
             2009                            0.65%       2.85%         9.52        22.11    45,438,851       690,446,358     39.05%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 1
             2013                3/18/13     0.60%       2.15%        11.63        12.11        68,436           818,062      2.18%
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P1
             2013                5/20/13     0.65%       0.65%        12.28        12.28        31,059           381,308      7.24%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P1
             2013                9/9/13      0.60%       0.60%        10.96        10.96         1,111            12,177      9.23%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P1
             2013               11/14/13     1.70%       1.70%        11.04        11.04         4,637            51,202      3.51%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P1
             2013               12/16/13     0.65%       0.65%        11.24        11.24           558             6,275      3.40%
AMERICAN FUNDS MORTGAGE CLASS 1
             2013                            0.65%       1.90%        10.01        10.34        31,044           314,793     -3.26%
             2012                6/22/12     0.65%       1.90%        10.35        10.56        14,108           147,411     -0.50%
AMERICAN FUNDS NEW WORLD CLASS 1
             2013                            0.60%       2.15%        10.76        11.12        62,079           681,495      9.56%
             2012                6/22/12     0.65%       1.90%         9.82        10.03         2,740            27,382     15.20%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
             2013                            0.60%       1.90%         9.99        10.33        26,690           270,577     -4.70%
             2012                5/31/12     0.60%       1.90%        10.48        10.70         6,133            64,936     -0.37%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
             2013                            0.60%       1.90%        15.10        15.30        61,891           937,866     13.73%
             2012                9/4/12      0.60%       0.90%        13.28        13.41         5,032            67,220     -0.04%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
             2013                            0.60%       3.20%        11.26        15.13    97,802,754     1,396,151,367     10.81%
             2012                            0.60%       3.20%        10.16        13.30    99,634,318     1,265,422,400      6.51%
             2011                            0.60%       3.20%        10.23        12.17    88,294,663     1,039,089,031     -6.40%
             2010                            0.60%       2.90%        12.25        12.69    49,546,291       617,625,604      6.68%
             2009                6/30/09     0.65%       2.85%        11.48        11.64    17,623,448       203,695,578      1.44%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
             2013                            0.60%       2.15%        14.05        14.05        43,579           563,170     -1.90%
             2012               12/14/12     0.65%       0.65%        14.32        14.32         4,298            61,548      0.06%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH CLASS 2
             2013     29.26%        0.91%
             2012     17.13%        0.76%
             2011     -4.90%        0.60%
             2010     17.91%        0.73%
             2009     38.51%        0.69%
AMERICAN FUNDS GROWTH-INCOME CLASS 1
             2013     32.95%        4.20%
             2012      0.14%        0.87%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2013     32.71%        1.32%
             2012     16.78%        1.59%
             2011     -2.42%        1.54%
             2010     10.70%        1.51%
             2009     30.39%        1.70%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
             2013      6.26%        9.56%
             2012      7.13%       15.17%
AMERICAN FUNDS INTERNATIONAL CLASS 1
             2013     19.85%        2.40%
             2012      8.46%        1.63%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2013     20.85%        1.36%
             2012     17.14%        1.49%
             2011    -14.52%        1.76%
             2010      6.54%        2.09%
             2009     42.15%        1.49%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 1
             2013     14.51%        5.76%
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P1
             2013      7.24%        2.06%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P1
             2013      9.23%        1.52%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P1
             2013      3.51%        0.65%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P1
             2013      3.40%        0.98%
AMERICAN FUNDS MORTGAGE CLASS 1
             2013     -2.05%        1.29%
             2012      0.49%        0.80%
AMERICAN FUNDS NEW WORLD CLASS 1
             2013     10.94%        3.86%
             2012     16.03%        1.74%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
             2013     -3.45%        1.34%
             2012      0.30%        1.57%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
             2013     14.07%        2.74%
             2012      3.55%        4.39%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
             2013     13.73%        1.06%
             2012      9.31%        1.54%
             2011     -4.22%        2.89%
             2010      9.05%        1.72%
             2009     15.58%        2.31%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
             2013     -1.90%        0.88%
             2012      0.06%        0.00%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
             2013                            0.60%       3.20%      $ 10.08      $ 16.18    96,298,898  $  1,420,559,454     -4.53%
             2012                            0.65%       3.20%        10.57        16.62    91,557,117     1,400,398,415      3.56%
             2011                            0.65%       3.15%        10.28        15.76    81,034,287     1,190,826,571      3.12%
             2010                            0.65%       2.90%        12.70        15.04    69,940,824       998,422,247      4.84%
             2009                            0.65%       2.85%        12.11        14.12    52,883,597       715,222,239     23.10%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
             2013                            0.60%       3.20%         9.54        49.49    18,654,260       366,304,797      6.40%
             2012                            0.65%       3.20%         8.96        45.89    19,252,075       349,984,488     10.59%
             2011                            0.65%       3.20%         8.67        40.94    18,913,750       308,378,797    -22.25%
             2010                            0.65%       2.85%        11.14        52.13    14,644,887       312,915,951     14.89%
             2009                            0.65%       2.85%         9.92        44.92    11,762,070       223,132,089     72.68%
DELAWARE VIP HIGH YIELD STANDARD CLASS
             2013                            1.40%       2.35%        19.44        26.46       259,899         5,122,924      6.68%
             2012                            1.40%       2.35%        18.05        24.75       557,596        10,126,647     15.09%
             2011                            1.40%       2.35%        15.54        21.46       334,426         5,252,890      0.00%
             2010                            1.40%       2.35%        15.39        21.42       750,316        11,622,616     12.64%
             2009                            1.40%       2.35%        13.53        18.98       574,400         7,859,946     45.52%
DELAWARE VIP HIGH YIELD SERVICE CLASS
             2013                            0.65%       3.15%        11.92        26.67    10,902,384       224,761,227      5.60%
             2012                            0.65%       3.15%        11.29        24.93    12,959,675       248,978,115     13.72%
             2011                            0.65%       3.15%        12.41        21.64    14,588,017       243,741,485     -0.55%
             2010                            0.65%       2.85%        12.47        21.54    19,118,188       319,535,835     11.69%
             2009                            0.65%       2.85%        11.14        19.10    17,730,626       265,885,036     44.48%
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
             2013                            1.40%       2.15%        19.95        22.16        10,844           217,780     20.18%
             2012                            1.40%       2.15%        16.48        18.44        12,932           214,482     12.75%
             2011                            1.40%       2.15%        14.50        16.35        15,242           222,522    -16.26%
             2010                            1.40%       2.15%        17.19        19.53        19,350           334,606      8.57%
             2009                            1.40%       2.15%        15.72        17.99        23,655           373,841     31.86%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
             2013                            0.60%       2.15%         9.83        11.41        86,433           902,812     -2.92%
             2012                6/22/12     0.60%       1.90%        10.13        11.60         6,886            76,979     -0.28%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
             2013                            0.60%       3.20%         9.36        12.15   114,924,314     1,296,360,971     -4.43%
             2012                            0.60%       3.20%         9.80        12.39    94,626,180     1,098,789,192     -0.66%
             2011                            0.60%       3.15%        10.27        12.15    78,519,076       911,377,732     -0.32%
             2010                            0.60%       2.85%        10.84        11.90    56,532,719       658,386,518      1.36%
             2009                            0.65%       2.85%        10.72        11.51    32,029,490       362,100,137      9.48%
DELAWARE VIP REIT STANDARD CLASS
             2013                            1.40%       2.35%        24.00        34.63       126,712         4,258,904     -0.23%
             2012                            1.40%       2.35%        24.06        34.38       130,450         4,355,745     14.23%
             2011                            1.40%       2.35%        21.06        29.81       160,337         4,660,435      8.38%
             2010                            1.40%       2.35%        19.43        27.25       200,164         5,329,560     24.04%
             2009                            1.40%       2.35%        15.67        21.76       234,742         4,993,625     20.45%
DELAWARE VIP REIT SERVICE CLASS
             2013                            0.60%       3.20%        10.27        28.62     7,541,026       140,346,986     -1.29%
             2012                            0.65%       3.20%        10.24        28.47     8,020,243       151,073,344     12.99%
             2011                            0.65%       3.15%         8.93        24.76     7,381,989       124,874,170      7.51%
             2010                            0.65%       2.85%         8.46        22.70     6,696,391       110,546,563     23.06%
             2009                            0.65%       2.85%         7.55        18.18     6,492,661        89,686,763     19.77%
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
             2013                            1.40%       2.35%        30.95        37.91       213,991         8,057,362     30.41%
             2012                            1.40%       2.35%        23.73        28.80       248,520         7,108,831     11.26%
             2011                            1.40%       2.35%        21.33        25.64       295,505         7,526,918     -3.63%
             2010                            1.40%       2.35%        22.13        26.35       363,786         9,531,790     29.20%
             2009                            1.40%       2.35%        17.13        20.20       442,151         8,885,188     28.77%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
             2013     -2.06%        2.15%
             2012      6.18%        2.94%
             2011      5.47%        3.88%
             2010      7.17%        4.24%
             2009     25.84%        5.14%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
             2013      9.15%        1.47%
             2012     13.45%        0.75%
             2011    -20.52%        1.58%
             2010     17.44%        0.57%
             2009     76.52%        0.94%
DELAWARE VIP HIGH YIELD STANDARD CLASS
             2013      7.70%       10.17%
             2012     16.19%        6.04%
             2011      0.96%        7.91%
             2010     13.72%        6.76%
             2009     46.90%        9.42%
DELAWARE VIP HIGH YIELD SERVICE CLASS
             2013      8.27%        7.38%
             2012     16.59%        8.61%
             2011      1.67%        8.92%
             2010     14.17%        7.33%
             2009     47.69%        7.18%
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
             2013     21.08%        1.56%
             2012     13.60%        2.57%
             2011    -15.63%        1.26%
             2010      9.38%        3.98%
             2009     32.86%        3.47%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
             2013     -1.65%        1.42%
             2012      0.46%        0.91%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
             2013     -1.92%        1.28%
             2012      1.91%        1.43%
             2011      1.94%        1.62%
             2010      3.62%        2.03%
             2009     11.86%        3.33%
DELAWARE VIP REIT STANDARD CLASS
             2013      0.72%        1.53%
             2012     15.32%        1.60%
             2011      9.42%        1.62%
             2010     25.22%        2.80%
             2009     21.60%        4.94%
DELAWARE VIP REIT SERVICE CLASS
             2013      1.26%        1.31%
             2012     15.85%        1.26%
             2011      9.90%        1.34%
             2010     25.79%        2.55%
             2009     21.89%        4.61%
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
             2013     31.65%        0.74%
             2012     12.32%        0.60%
             2011     -2.70%        0.52%
             2010     30.43%        0.65%
             2009     30.00%        1.04%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
             2013                            0.65%       3.20%      $ 14.66      $ 38.03   15,896,125  $    372,923,143     28.98%
             2012                            0.65%       3.20%        11.36        28.96   18,110,280       325,403,913     10.06%
             2011                            0.65%       3.20%        10.75        25.85   20,004,931       323,498,204     -4.36%
             2010                            0.65%       2.85%        11.62        26.63   17,716,673       309,429,689     28.21%
             2009                            0.65%       2.85%         8.93        20.47   17,867,130       247,088,668     27.87%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
             2013                            1.40%       2.35%        27.58        34.81      271,774         9,429,179     38.05%
             2012                            1.40%       2.35%        19.83        24.98      312,966         7,799,343      8.44%
             2011                            1.40%       2.35%        18.15        22.82      374,688         8,532,844      5.62%
             2010               10/8/10      1.40%       2.35%        17.06        21.40      442,067         9,442,351     13.16%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
             2013                            0.65%       3.15%        14.85        32.18    7,136,137       169,924,221     36.61%
             2012                            0.65%       3.15%        10.72        23.25    7,728,235       132,109,834      7.28%
             2011                            0.65%       3.15%         9.86        21.00    7,446,364       115,611,592      4.92%
             2010               10/8/10      0.65%       2.80%         9.31        19.87    5,869,618        84,963,927     12.98%
DELAWARE VIP TREND STANDARD CLASS
             2009                            1.40%       2.35%        12.64        15.83      531,817         8,405,150     51.13%
DELAWARE VIP TREND SERVICE CLASS
             2009                            0.65%       2.80%         6.93        14.84    6,221,993        66,463,438     50.11%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
             2013                            0.65%       3.15%        14.89        21.51   19,086,029       335,409,773     30.28%
             2012                            0.65%       3.15%        11.39        16.29   20,861,489       276,129,824     12.53%
             2011                            0.65%       3.00%        10.11        14.31   20,137,700       232,573,464      4.48%
             2010                            0.65%       2.85%         9.68        13.56   11,708,708       124,714,441     10.35%
             2009                            0.65%       2.85%         8.77        12.17    6,365,710        62,326,594     38.93%
DELAWARE VIP VALUE STANDARD CLASS
             2013                            1.40%       2.35%        19.73        25.08      370,671         7,405,602     30.59%
             2012                            1.40%       2.35%        14.97        19.11      379,166         5,735,340     12.07%
             2011                            1.40%       2.35%        13.23        16.97      434,858         5,811,505      6.99%
             2010                            1.40%       2.35%        12.25        15.78      508,244         6,281,230     12.94%
             2009                            1.40%       2.35%        10.74        13.90      559,770         6,065,594     15.22%
DELAWARE VIP VALUE SERVICE CLASS
             2013                            0.65%       3.20%        13.30        24.42   13,475,411       250,120,711     29.18%
             2012                            0.65%       3.20%        10.14        18.65   13,064,224       184,513,961     10.83%
             2011                            0.65%       3.20%         9.01        16.30   12,147,550       154,062,662      6.19%
             2010                            0.65%       2.85%         8.38        15.22   10,530,555       125,406,966     12.09%
             2009                            0.75%       2.85%         7.39        13.47   11,033,921       117,051,364     14.35%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
             2013                            0.60%       2.15%        10.25        13.67       52,526           637,444     -0.97%
             2012                6/22/12     0.60%       1.90%        10.35        13.62        3,133            41,178      0.20%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
             2013                            0.65%       3.20%         9.76        13.67    4,140,319        52,997,930     -2.42%
             2012                            0.65%       3.20%        10.00        13.77    3,782,943        48,887,063      5.92%
             2011                            0.65%       3.20%        11.72        12.77    3,156,835        37,965,035     -5.79%
             2010                            0.65%       2.80%        12.44        13.38    1,476,223        18,687,740      9.05%
             2009                7/7/09      0.65%       2.80%        11.41        12.10      285,305         3,278,794     -0.10%
DWS EQUITY 500 INDEX VIP CLASS A
             2013                            1.30%       2.65%        12.39        21.14      540,134         8,249,499     28.48%
             2012                            1.30%       2.65%         9.56        16.82    1,573,706        18,587,414     12.67%
             2011                            1.30%       2.65%         8.41        14.81    1,765,361        18,412,219     -0.83%
             2010                            1.30%       2.65%         8.41        14.81    2,369,761        24,773,760     11.71%
             2009                            1.30%       2.65%         7.47        13.15    2,778,210        25,482,492     23.02%
DWS EQUITY 500 INDEX VIP CLASS B
             2013                            0.00%       0.00%           --           --           --                --      0.00%
             2012                            1.15%       3.05%        10.90        15.77    1,745,099        24,431,454     12.23%
             2011                            1.15%       2.80%         9.71        13.84    2,068,470        25,866,328     -1.30%
             2010                            1.15%       2.80%         9.84        13.83    2,867,522        35,007,227     11.36%
             2009                            1.15%       2.80%         8.76        12.24    3,130,133        33,955,820     22.55%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
             2013     32.31%        0.52%
             2012     12.90%        0.35%
             2011     -2.23%        0.28%
             2010     31.06%        0.46%
             2009     30.72%        0.71%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
             2013     39.36%        0.03%
             2012      9.48%        0.24%
             2011      6.63%        0.98%
             2010     13.41%        0.00%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
             2013     40.06%        0.00%
             2012      9.99%        0.01%
             2011      7.20%        0.74%
             2010     13.54%        0.00%
DELAWARE VIP TREND STANDARD CLASS
             2009     52.58%        0.00%
DELAWARE VIP TREND SERVICE CLASS
             2009     53.37%        0.00%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
             2013     33.57%        0.12%
             2012     15.20%        0.00%
             2011      6.81%        0.04%
             2010     12.81%        0.00%
             2009     42.02%        0.00%
DELAWARE VIP VALUE STANDARD CLASS
             2013     31.84%        1.76%
             2012     13.14%        2.24%
             2011      8.01%        2.01%
             2010     14.02%        2.43%
             2009     16.32%        3.25%
DELAWARE VIP VALUE SERVICE CLASS
             2013     32.51%        1.53%
             2012     13.69%        1.98%
             2011      8.55%        1.70%
             2010     14.46%        2.20%
             2009     16.77%        2.78%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
             2013      0.34%        0.67%
             2012      6.64%        0.00%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
             2013      0.10%        1.80%
             2012      8.66%        3.19%
             2011     -3.74%        1.01%
             2010     11.42%        0.74%
             2009     15.38%        0.00%
DWS EQUITY 500 INDEX VIP CLASS A
             2013     30.22%        2.77%
             2012     14.20%        1.80%
             2011      0.52%        1.74%
             2010     13.22%        1.94%
             2009     24.69%        2.88%
DWS EQUITY 500 INDEX VIP CLASS B
             2013      0.00%        1.57%
             2012     14.10%        1.50%
             2011      0.34%        1.41%
             2010     13.21%        1.67%
             2009     24.59%        2.53%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                    MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT    FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)         RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DWS SMALL CAP INDEX VIP CLASS A
             2013                      1.30%       2.65%      $ 15.61      $ 30.37      197,615  $      5,316,825     35.02%
             2012                      1.30%       2.65%        11.54        22.32      237,379         4,672,758     13.21%
             2011                      1.30%       2.65%        10.18        19.02      290,157         5,003,402     -6.92%
             2010                      1.30%       2.65%        10.92        20.33      390,509         7,149,169     23.09%
             2009                      1.30%       2.65%         8.86        16.44      490,142         7,212,160     23.26%
DWS SMALL CAP INDEX VIP CLASS B
             2013                      0.00%       0.00%           --           --           --                --      0.00%
             2012                      1.10%       2.80%        11.53        19.44      716,261        11,128,385     12.68%
             2011                      1.10%       2.80%        10.18        17.00      897,245        12,331,980     -7.21%
             2010                      1.10%       2.80%        10.88        18.06    1,109,169        16,421,906     22.63%
             2009                      1.10%       2.80%         8.73        14.52    1,412,601        16,755,116     22.78%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
             2013                      0.60%       3.20%        13.23        25.41   54,960,895     1,147,842,954     26.83%
             2012                      0.65%       3.20%        10.32        19.65   60,353,643       982,723,808     12.48%
             2011                      0.65%       3.20%         9.61        17.14   63,087,761       912,428,246     -5.52%
             2010                      0.65%       2.85%        10.16        17.87   61,036,851       938,786,812     13.64%
             2009                      0.65%       2.85%         8.87        15.48   58,487,568       794,109,979     31.66%
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
             2012                      1.40%       2.35%        13.73        17.12      417,316         6,035,653     14.58%
             2011                      1.40%       2.35%        11.89        14.87      468,306         5,855,188     -1.38%
             2010                      1.40%       2.35%        11.96        15.00      556,864         6,992,880     12.48%
             2009                      1.40%       2.35%        10.56        13.27      685,293         7,578,540     27.44%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
             2013                      0.00%       0.00%           --           --           --                --      0.00%
             2012                      1.30%       2.85%        10.51        16.69    2,313,710        33,091,613     13.77%
             2011                      1.30%       2.85%         9.21        14.53    2,861,794        35,610,265     -1.98%
             2010                      1.30%       2.65%         9.38        14.70    3,620,280        45,488,308     11.91%
             2009                      1.30%       2.65%         8.37        13.03    4,451,795        49,328,897     26.49%
FIDELITY VIP GROWTH INITIAL CLASS
             2013                      1.40%       2.35%        15.72        21.82      344,916         5,449,720     33.17%
             2012                      1.40%       2.35%        11.69        16.30      399,781         4,693,997     12.03%
             2011                      1.40%       2.35%        10.34        14.48      460,052         4,775,306     -2.13%
             2010                      1.40%       2.35%        10.46        14.72      538,248         5,652,969     21.29%
             2009                      1.40%       2.35%         8.55        12.08      647,204         5,549,321     25.31%
FIDELITY VIP GROWTH SERVICE CLASS 2
             2013                      0.65%       3.15%         9.57        21.21    9,844,980       160,663,201     31.79%
             2012                      0.65%       3.15%         7.16        15.89   10,524,487       128,371,676     10.86%
             2011                      0.65%       3.15%         6.38        14.15   10,487,630       112,879,306     -2.84%
             2010                      0.65%       2.85%         6.49        14.42    6,704,736        72,730,755     20.38%
             2009                      0.75%       2.85%         5.34        11.86    6,516,911        57,271,821     24.37%
FIDELITY VIP MID CAP SERVICE CLASS 2
             2013                      0.60%       3.20%        12.98        20.48   29,593,175       567,793,371     31.59%
             2012                      0.65%       3.20%         9.86        15.26   33,298,343       479,121,111     10.96%
             2011                      0.65%       3.20%        10.17        13.49   33,192,208       426,177,922    -13.40%
             2010                      0.65%       2.90%        11.75        15.32   27,343,150       403,627,732     24.96%
             2009                      0.65%       2.85%         9.40        12.07   22,158,329       259,905,147     35.83%
FIDELITY VIP OVERSEAS INITIAL CLASS
             2012                      1.40%       2.50%        12.99        18.08      117,396         1,543,100     17.76%
             2011                      1.40%       2.50%        10.93        15.30      153,184         1,688,755    -18.93%
             2010                      1.40%       2.15%        13.38        18.87      169,524         2,285,225     10.71%
             2009                      1.40%       2.15%        12.00        17.04      212,209         2,561,986     23.84%
FIDELITY VIP OVERSEAS SERVICE CLASS 2
             2012                      0.65%       2.95%         8.91        18.63    5,375,511        70,116,312     16.88%
             2011                      0.65%       2.95%         7.52        15.68    6,621,278        73,555,411    -19.67%
             2010                      0.65%       2.85%         9.25        19.21    6,387,666        87,005,111      9.66%
             2009                      0.65%       2.85%         8.34        17.25    6,143,849        76,136,561     22.68%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DWS SMALL CAP INDEX VIP CLASS A
             2013     36.85%        1.67%
             2012     14.75%        0.90%
             2011     -5.65%        0.88%
             2010     24.76%        0.93%
             2009     24.94%        1.83%
DWS SMALL CAP INDEX VIP CLASS B
             2013      0.00%        1.47%
             2012     14.61%        0.67%
             2011     -5.62%        0.60%
             2010     24.73%        0.70%
             2009     24.89%        1.69%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
             2013     30.10%        0.82%
             2012     15.39%        1.11%
             2011     -3.41%        0.81%
             2010     16.17%        1.06%
             2009     34.59%        1.30%
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
             2012     15.68%        3.07%
             2011     -0.43%        2.36%
             2010     13.55%        1.73%
             2009     28.40%        2.17%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
             2013      0.00%        0.00%
             2012     15.54%        2.73%
             2011     -0.65%        2.09%
             2010     13.43%        1.53%
             2009     28.21%        1.98%
FIDELITY VIP GROWTH INITIAL CLASS
             2013     34.44%        0.28%
             2012     13.10%        0.58%
             2011     -1.19%        0.34%
             2010     22.45%        0.26%
             2009     26.50%        0.43%
FIDELITY VIP GROWTH SERVICE CLASS 2
             2013     35.12%        0.05%
             2012     13.66%        0.41%
             2011     -0.68%        0.15%
             2010     22.94%        0.03%
             2009     27.01%        0.20%
FIDELITY VIP MID CAP SERVICE CLASS 2
             2013     34.99%        0.27%
             2012     13.82%        0.39%
             2011    -11.43%        0.02%
             2010     27.74%        0.14%
             2009     38.85%        0.45%
FIDELITY VIP OVERSEAS INITIAL CLASS
             2012     19.06%        1.77%
             2011    -18.32%        1.33%
             2010     11.54%        1.31%
             2009     24.77%        1.96%
FIDELITY VIP OVERSEAS SERVICE CLASS 2
             2012     19.60%        1.59%
             2011    -17.88%        1.17%
             2010     12.10%        1.25%
             2009     25.40%        1.86%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
             2013                            0.65%       3.20%      $ 12.14      $ 16.44   44,017,116  $    637,025,857     10.35%
             2012                            0.65%       3.20%        11.01        14.86   45,522,467       587,335,783      9.11%
             2011                            0.65%       3.20%        10.61        12.06   45,492,856       530,064,143     -0.49%
             2010                            0.65%       2.85%        10.65        11.93   43,099,161       498,814,149      9.51%
             2009                            0.65%       2.85%         9.72        10.72   40,161,631       419,768,277     31.79%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
             2013                            1.30%       1.30%        18.34        18.34            8               153     36.36%
             2012                            0.65%       3.05%         8.30        20.65    6,950,142        95,465,313      7.58%
             2011                            0.65%       3.00%         7.59        18.98    7,932,229        99,563,324     -7.46%
             2010                            0.65%       2.80%         8.09        20.31    8,661,182       115,470,893     24.10%
             2009                            0.65%       2.80%         6.43        16.21    8,125,612        84,045,660     39.61%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
             2013                            0.60%       3.20%        11.85        17.26   61,488,681       821,308,773     24.23%
             2012                            0.60%       3.20%         9.50        13.86   67,978,309       714,861,663     10.70%
             2011                            0.60%       3.15%         8.54        10.61   66,563,230       615,076,571     -3.83%
             2010                            0.60%       2.85%         8.88         9.80   54,494,842       509,112,460      8.07%
             2009                            0.65%       2.85%         8.15         8.92   38,857,221       332,056,609     22.51%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
             2013                            0.65%       3.15%        10.60        18.74   29,046,516       521,571,310     -1.52%
             2012                            0.65%       3.15%        10.78        18.67   31,621,406       568,205,330     11.61%
             2011                            0.65%       3.05%        14.79        16.43   36,180,320       574,633,153     -3.66%
             2010                            0.65%       2.85%        15.36        16.79   40,764,015       663,735,354     11.23%
             2009                            0.65%       2.85%        13.81        14.85   43,922,491       634,785,795     15.35%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
             2013                            1.10%       2.90%        12.56        21.51    2,795,534        49,561,031     27.15%
             2012                            1.10%       2.85%         9.71        16.75    3,394,051        46,734,678     17.73%
             2011                            1.10%       2.80%         8.11        14.09    4,138,216        48,108,484     -9.55%
             2010                            1.10%       2.80%         8.82        15.43    4,977,019        63,340,595      4.43%
             2009                            1.10%       2.80%         8.31        14.64    5,941,949        71,676,759     27.48%
GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
             2013                            0.65%       2.60%        14.33        19.27    9,859,446       177,640,451     29.52%
             2012                            0.65%       2.60%        11.06        14.59   11,719,759       160,364,887     15.77%
             2011                            0.65%       2.60%        10.01        12.36   13,467,908       156,722,125     -9.51%
             2010                            0.65%       2.45%        12.91        13.41    7,082,817        94,298,079      8.21%
             2009                            0.65%       2.45%        12.05        12.09    1,764,860        21,433,908     16.05%
HUNTINGTON VA BALANCED
             2013                            1.10%       2.75%        11.50        11.98      255,104         3,020,057     12.13%
             2012                            1.10%       2.65%        10.25        10.51      261,079         2,726,151      6.64%
             2011                6/13/11     1.15%       2.65%         9.62         9.71       96,988           939,589     -2.89%
HUNTINGTON VA DIVIDEND CAPTURE
             2013                            1.10%       2.20%        12.50        12.87      104,189         1,331,206     17.35%
             2012                            1.10%       2.20%        10.65        10.84      105,834         1,143,254      9.04%
             2011                6/29/11     1.15%       2.20%         9.77         9.83       32,379           317,940     -0.64%
INVESCO V.I. AMERICAN FRANCHISE SERIES I
             2013                            1.40%       1.80%         5.68         9.44      318,698         2,811,844     37.64%
             2012                4/27/12     1.40%       2.15%         4.12        12.71      388,788         2,448,434     -3.92%
INVESCO V.I. AMERICAN FRANCHISE SERIES II
             2013                            1.30%       2.15%        12.58        17.02      101,689         1,350,336     36.83%
             2012                4/27/12     1.30%       2.15%         9.18        12.37      119,108         1,160,818     -4.09%
INVESCO V.I. CAPITAL APPRECIATION SERIES I
             2011                            1.40%       2.15%         3.73        11.54      430,501         2,450,534     -9.87%
             2010                            1.40%       2.35%         4.12        12.80      507,972         3,167,577     12.80%
             2009                            1.40%       2.35%         3.64        11.32      603,996         3,291,006     18.27%
INVESCO V.I. CAPITAL APPRECIATION SERIES II
             2011                            1.30%       2.15%         8.34        11.26      137,771         1,219,587    -10.07%
             2010                            1.30%       2.35%         9.25        12.53      169,708         1,684,412     12.53%
             2009                            1.30%       2.35%         8.19        10.95      200,661         1,748,252     17.92%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
             2013     13.20%        6.33%
             2012     11.92%        6.50%
             2011      1.72%        5.71%
             2010     11.94%        6.56%
             2009     34.72%        9.07%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
             2013     36.36%        0.00%
             2012     10.13%        0.00%
             2011     -5.45%        0.00%
             2010     26.80%        0.00%
             2009     42.64%        0.00%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
             2013     27.49%        2.05%
             2012     13.56%        2.11%
             2011     -1.64%        2.47%
             2010     10.47%        1.69%
             2009     25.23%        1.91%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
             2013      0.97%        4.79%
             2012     14.32%        6.41%
             2011     -1.51%        5.68%
             2010     13.71%        1.44%
             2009     17.91%       13.76%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
             2013     29.39%        2.67%
             2012     19.74%        2.05%
             2011     -7.99%        1.35%
             2010      6.22%        1.38%
             2009     29.67%        3.42%
GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
             2013     32.07%        0.93%
             2012     18.05%        1.11%
             2011     -7.87%        1.32%
             2010     10.17%        1.10%
             2009     16.35%        5.61%
HUNTINGTON VA BALANCED
             2013     13.88%        2.00%
             2012      8.25%        1.74%
             2011      5.80%        1.55%
HUNTINGTON VA DIVIDEND CAPTURE
             2013     18.65%        3.04%
             2012     10.19%        4.76%
             2011      9.19%        6.87%
INVESCO V.I. AMERICAN FRANCHISE SERIES I
             2013     38.19%        0.43%
             2012     -3.42%        0.00%
INVESCO V.I. AMERICAN FRANCHISE SERIES II
             2013     37.99%        0.25%
             2012     -3.54%        0.00%
INVESCO V.I. CAPITAL APPRECIATION SERIES I
             2011     -9.19%        0.15%
             2010     13.88%        0.73%
             2009     19.40%        0.61%
INVESCO V.I. CAPITAL APPRECIATION SERIES II
             2011     -9.30%        0.00%
             2010     13.72%        0.52%
             2009     19.16%        0.26%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY SERIES I
             2013                            1.40%       2.35%      $ 10.29      $ 20.58      649,963  $      9,093,922     26.25%
             2012                            1.40%       2.35%         8.11        16.27      760,319         8,273,284     11.24%
             2011                            1.40%       2.35%         7.25        14.60      923,568         8,890,121     -2.39%
             2010                            1.40%       2.35%         7.39        14.92    1,084,566        10,646,779      7.01%
             2009                            1.40%       2.35%         6.86        13.92    1,322,617        11,940,692     25.32%
INVESCO V.I. CORE EQUITY SERIES II
             2013                            1.30%       2.55%        15.24        20.71      151,110         2,492,738     25.69%
             2012                            1.30%       2.55%        12.05        16.36      177,661         2,319,966     10.75%
             2011                            1.30%       2.55%        10.82        14.67      246,051         2,952,470     -2.81%
             2010                            1.30%       2.55%        11.06        14.99      308,954         3,809,067      6.50%
             2009                            1.30%       2.55%        10.32        13.98      340,947         3,868,376     24.76%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
             2013                            1.40%       2.15%        13.29        26.92      156,767         2,842,158     16.48%
             2012                            1.40%       2.15%        11.37        23.11      180,597         2,817,427     13.08%
             2011                            1.40%       2.15%        10.02        20.44      204,907         2,801,448     -8.73%
             2010                            1.40%       2.35%        10.94        22.39      263,208         3,840,873     10.24%
             2009                            1.40%       2.35%         9.87        20.27      336,089         4,428,359     32.11%
INVESCO V.I. INTERNATIONAL GROWTH SERIES II
             2013                            1.35%       2.65%        22.23        26.73       96,272         2,294,969     15.61%
             2012                            1.35%       2.65%        19.09        22.83      101,919         2,084,367     12.24%
             2011                            1.30%       2.65%        16.89        20.16      142,128         2,577,326     -9.43%
             2010                            1.30%       2.65%        18.52        21.96      172,385         3,412,347      9.74%
             2009                            1.30%       2.60%        16.77        19.89      212,633         3,784,526     31.43%
JANUS ASPEN BALANCED SERVICE CLASS
             2013                            1.30%       2.65%        15.73        21.32      899,833        18,533,143     16.67%
             2012                            1.30%       2.65%        13.44        18.05    1,004,049        17,573,781     10.41%
             2011                            1.30%       2.65%        12.52        16.14    1,260,860        19,911,213     -1.30%
             2010                            1.30%       2.65%        12.67        16.15    1,509,432        23,906,019      5.29%
             2009                            1.30%       2.65%        12.01        15.15    1,785,177        26,594,635     22.30%
JANUS ASPEN ENTERPRISE SERVICE CLASS
             2013                            1.30%       2.65%        18.40        31.42      214,172         5,821,920     28.59%
             2012                            1.30%       2.65%        14.28        24.21      275,692         5,788,938     13.93%
             2011                            1.30%       2.65%        12.52        21.14      355,119         6,511,254     -4.23%
             2010                            1.30%       2.65%        13.05        22.15      433,483         8,185,966     22.24%
             2009                            1.30%       2.65%        10.66        18.01      539,746         8,235,735     40.67%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
             2013                            1.30%       2.20%        13.77        17.70       77,993         1,145,170     25.29%
             2012                            1.30%       2.20%        10.96        14.01       86,498         1,007,347     17.25%
             2011                            1.30%       2.20%         9.32        11.82      105,908         1,045,639    -15.86%
             2010                            1.30%       2.20%        11.05        13.92      161,259         1,893,080     13.01%
             2009                            1.30%       2.20%         9.76        12.21      182,927         1,885,015     34.41%
LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013                            0.65%       1.70%        12.03        12.03      695,070         8,409,493     13.95%
             2012                6/4/12      0.90%       0.90%        10.56        10.56       10,301           108,777      9.31%
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
             2013                            0.60%       3.20%        13.34        17.37    4,463,816        74,678,162     24.64%
             2012                            0.65%       3.20%        10.72        13.59    3,950,993        52,186,669     18.33%
             2011                            0.65%       3.15%        10.88        11.20    3,000,311        33,023,222    -11.55%
             2010                9/30/10     0.65%       2.55%        12.30        12.42      215,895         2,669,105     -0.11%
LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
             2013                            0.65%       3.15%        11.37        15.22    4,496,644        65,952,218     23.83%
             2012                            0.65%       3.15%         9.18        11.99    4,370,857        50,971,346     14.11%
             2011                            0.65%       3.15%         9.92        10.17    3,402,354        34,253,853    -21.71%
             2010               11/15/10     1.15%       2.80%        12.67        12.78      272,886         3,475,601      0.64%
LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013                            0.60%       1.70%        12.37        12.37       52,998           651,795     17.18%
             2012                3/5/12      0.65%       0.65%        10.56        10.56       29,710           313,703      5.40%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY SERIES I
             2013     27.45%        1.36%
             2012     12.30%        0.95%
             2011     -1.45%        0.93%
             2010      8.03%        0.95%
             2009     26.51%        1.80%
INVESCO V.I. CORE EQUITY SERIES II
             2013     27.27%        1.20%
             2012     12.15%        0.78%
             2011     -1.58%        0.74%
             2010      7.84%        0.79%
             2009     26.33%        1.52%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
             2013     17.36%        1.20%
             2012     13.93%        1.44%
             2011     -8.04%        1.58%
             2010     11.29%        2.20%
             2009     33.36%        1.45%
INVESCO V.I. INTERNATIONAL GROWTH SERIES II
             2013     17.13%        1.02%
             2012     13.71%        1.19%
             2011     -8.19%        1.21%
             2010     11.15%        1.80%
             2009     33.17%        1.36%
JANUS ASPEN BALANCED SERVICE CLASS
             2013     18.26%        1.33%
             2012     11.91%        2.45%
             2011      0.04%        2.12%
             2010      6.72%        2.48%
             2009     23.96%        2.70%
JANUS ASPEN ENTERPRISE SERVICE CLASS
             2013     30.33%        0.36%
             2012     15.48%        0.00%
             2011     -2.92%        0.00%
             2010     23.90%        0.00%
             2009     42.58%        0.00%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
             2013     26.40%        1.05%
             2012     18.48%        0.77%
             2011    -15.08%        0.43%
             2010     14.03%        0.48%
             2009     35.63%        1.24%
LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013     13.95%        2.66%
             2012      9.31%        2.96%
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
             2013     27.86%        0.94%
             2012     21.31%        1.04%
             2011     -9.85%        0.09%
             2010      8.17%        0.00%
LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
             2013     26.96%        0.24%
             2012     16.99%        1.05%
             2011    -20.40%        0.75%
             2010      5.16%        0.00%
LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013     17.18%        2.84%
             2012      5.40%        2.88%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GROWTH SERVICE CLASS II
             2013                            0.60%       3.20%      $ 13.87      $ 17.85   15,625,430  $    268,413,384     25.57%
             2012                            0.65%       3.20%        11.06        13.86   15,111,468       203,561,029     13.81%
             2011                            0.65%       3.15%        11.11        11.79   11,423,039       133,305,045     -7.40%
             2010               11/15/10     1.15%       2.90%        12.00        12.51    1,002,804        12,501,693     -5.95%
LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
             2013                            0.60%       3.20%        14.43        18.24   12,555,756       220,496,857     28.84%
             2012                            0.65%       3.20%        11.21        13.80   12,052,379       161,718,798     13.42%
             2011                            0.65%       3.15%        11.00        11.78    8,600,561       100,295,861     -5.03%
             2010               11/15/10     1.15%       2.90%        11.58        12.19      716,818         8,707,074      0.81%
LVIP AMERICAN INCOME ALLOCATION STANDARD CLASS
             2013                7/2/13      0.65%       0.65%        11.59        11.59          116             1,344      5.92%
LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
             2013                            0.65%       3.20%        11.17        14.72    9,651,334       136,697,384     17.34%
             2012                            0.65%       3.20%         9.53        12.23    9,463,522       112,475,522     13.81%
             2011                            0.65%       3.15%        10.15        10.48    6,987,342        71,931,847    -16.69%
             2010                9/30/10     0.65%       2.80%        12.18        12.31      491,701         6,021,912      0.05%
LVIP AMERICAN PRESERVATION STANDARD CLASS
             2013                1/25/13     0.60%       1.90%         9.69         9.86       21,962           214,542     -1.48%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
             2013                            0.65%       3.20%        16.36        23.81   10,317,699       184,552,492     35.66%
             2012                            0.65%       3.20%        11.99        17.51    9,373,136       121,750,939     14.58%
             2011                            0.65%       3.15%        10.49        12.18    8,903,616        99,455,460      1.15%
             2010                            0.65%       2.80%        10.37        11.84    8,058,862        87,917,150     22.90%
             2009                            0.65%       2.85%         8.42         9.47    7,094,204        62,270,365     34.43%
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
             2013                4/18/13     0.60%       1.90%         9.91        10.09        6,337            63,377     -2.57%
LVIP BLACKROCK EMERGING MARKETS RPM SERVICE CLASS
             2013                            0.60%       3.20%         9.71        10.05    9,192,141        91,068,793    -11.02%
             2012                9/28/12     0.65%       3.20%        10.91        11.01      666,865         7,314,827      1.90%
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
             2013               10/30/13     0.60%       0.65%        19.27        19.32        5,234           100,976      2.22%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
             2013                            0.60%       3.20%        10.88        17.16   24,406,648       307,536,644     14.26%
             2012                            0.65%       3.15%         9.94        14.98    6,108,551        65,997,067     13.07%
             2011                            0.65%       3.15%         8.77         9.73    3,350,081        31,584,371     -5.50%
             2010                            0.65%       2.80%         9.11        10.14    2,793,737        27,532,649     14.39%
             2009                            0.65%       2.80%         7.81         8.73    3,150,307        26,857,754     19.60%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM STANDARD CLASS
             2013                9/17/13     0.60%       1.70%        10.42        10.50       26,759           279,805      1.48%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM SERVICE CLASS
             2013                5/20/13     0.65%       3.20%        10.30        10.47   29,999,735       311,901,805      1.26%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
             2013                            0.60%       1.70%        10.52        10.94       42,520           457,685     -9.92%
             2012                3/1/12      0.60%       1.90%        11.34        12.01       28,208           334,580      0.82%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
             2013                            0.59%       3.14%         9.62        10.83   72,358,284       753,786,479    -11.45%
             2012                            0.65%       3.20%        10.62        11.92   32,045,992       370,932,011      2.90%
             2011                            0.65%       3.20%        10.74        11.27   20,637,422       228,952,130      8.74%
             2010               11/15/10     0.75%       2.85%         9.87        10.15    1,401,242        14,135,797     -2.27%
LVIP CAPITAL GROWTH SERVICE CLASS
             2013                            0.65%       3.15%        12.22        18.80   22,655,444       323,041,540     31.66%
             2012                            0.65%       3.00%         9.26        14.27   25,591,881       271,319,390     15.26%
             2011                            0.65%       3.00%         8.02        10.50   22,126,342       198,333,052    -11.75%
             2010                            0.65%       2.80%         9.09         9.82   14,883,910       144,635,021     15.39%
             2009                            0.65%       2.80%         7.88         8.33    6,996,813        57,764,897     30.81%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GROWTH SERVICE CLASS II
             2013     28.81%        0.61%
             2012     16.69%        0.22%
             2011     -5.77%        0.06%
             2010      7.68%        0.00%
LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
             2013     32.16%        1.07%
             2012     16.29%        1.22%
             2011     -3.35%        0.11%
             2010      6.27%        0.00%
LVIP AMERICAN INCOME ALLOCATION STANDARD CLASS
             2013      5.92%        2.37%
LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
             2013     20.37%        1.03%
             2012     16.69%        2.58%
             2011    -14.88%        0.10%
             2010      6.50%        0.00%
LVIP AMERICAN PRESERVATION STANDARD CLASS
             2013      0.07%        3.73%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
             2013     39.16%        0.45%
             2012     17.48%        1.21%
             2011      3.35%        0.00%
             2010     25.57%        0.00%
             2009     37.43%        0.00%
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
             2013      4.75%        1.93%
LVIP BLACKROCK EMERGING MARKETS RPM SERVICE CLASS
             2013     -8.72%        1.02%
             2012      8.84%        1.87%
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
             2013      4.63%        2.77%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
             2013     17.16%        2.10%
             2012     15.93%        0.57%
             2011     -3.44%        0.78%
             2010     16.88%        0.77%
             2009     22.20%        0.97%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM STANDARD CLASS
             2013      4.71%        0.00%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM SERVICE CLASS
             2013      9.06%        0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
             2013     -8.92%        0.43%
             2012      5.06%        0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
             2013     -8.33%        0.33%
             2012      5.56%        0.00%
             2011     11.04%        3.13%
             2010      1.40%        0.59%
LVIP CAPITAL GROWTH SERVICE CLASS
             2013     34.79%        0.00%
             2012     18.00%        0.00%
             2011     -9.83%        0.00%
             2010     17.90%        0.00%
             2009     33.66%        0.11%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
             2013                            0.60%       3.20%      $  7.51      $ 16.89    12,385,268  $    101,071,326     -0.21%
             2012                            0.65%       3.20%         7.50        16.89    11,904,617        95,736,001     20.48%
             2011                            0.65%       3.20%         6.20        10.58    12,157,357        79,776,963    -11.47%
             2010                            0.65%       2.85%         7.01         7.59     9,934,577        72,646,063     14.36%
             2009                            0.65%       2.85%         6.13         6.49     8,708,761        55,042,103     33.62%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
             2013                            0.65%       3.20%        10.61        18.14    14,636,851       168,724,647     20.60%
             2012                            0.65%       3.20%         8.79        15.00     4,348,921        40,704,286      2.87%
             2011                            0.65%       3.20%         8.51         9.40     3,834,978        34,168,087    -10.38%
             2010                            0.65%       2.80%         9.49        10.26     2,994,921        29,442,450     23.44%
             2009                            0.65%       2.80%         7.67         8.14     1,924,863        15,157,607     43.96%
LVIP DELAWARE BOND STANDARD CLASS
             2013                            1.30%       3.00%        10.14        18.97     7,178,428       121,752,782     -5.20%
             2012                            1.30%       3.00%        10.70        19.69     8,572,620       152,403,393      3.46%
             2011                            1.30%       3.00%        12.73        18.73    10,208,683       174,089,656      4.82%
             2010                            1.30%       2.65%        12.12        17.65    12,528,320       202,938,969      5.65%
             2009                            1.30%       2.65%        11.46        16.50    14,710,742       223,876,924     15.79%
LVIP DELAWARE BOND SERVICE CLASS
             2013                            0.60%       3.20%         9.97        14.24   189,824,697     2,446,199,219     -5.71%
             2012                            0.65%       3.20%        10.57        14.82   172,657,336     2,330,108,586      2.94%
             2011                            0.65%       3.15%        10.27        14.14   146,615,142     1,917,256,346      4.19%
             2010                            0.65%       2.90%        11.58        13.36   118,782,318     1,497,358,649      5.08%
             2009                            0.65%       2.85%        11.02        12.53    83,225,660       987,925,269     15.15%
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
             2013                            0.60%       2.15%        10.01        10.41        97,323           988,536     -0.94%
             2012                3/26/12     0.60%       1.70%        10.10        10.40         4,316            44,255      0.43%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
             2013                            0.60%       3.20%         9.42        10.30    67,745,589       671,179,345     -2.66%
             2012                            0.65%       3.20%         9.67        10.31    19,747,210       197,971,410      0.69%
             2011                            0.65%       3.20%         9.63         9.97    13,165,319       129,180,469     -3.29%
             2010               11/15/10     0.75%       2.85%         9.96        10.09     1,228,387        12,318,833     -0.19%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
             2013                            1.30%       2.65%        13.52        19.54       426,362         7,980,316     17.21%
             2012                            1.30%       2.55%        11.53        16.52       567,202         8,954,404     10.44%
             2011                            1.30%       2.55%        10.44        14.88       731,988        10,388,706     -4.49%
             2010                            1.30%       2.55%        10.92        15.50       882,963        13,017,473      9.65%
             2009                            1.30%       2.55%         9.96        14.07     1,115,182        14,893,081     28.67%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
             2013                            0.65%       2.85%        13.21        18.93     1,304,751        21,722,483     16.57%
             2012                            0.65%       2.90%        11.13        16.00     1,506,881        21,274,343      9.84%
             2011                            0.65%       2.85%         9.93        14.35     1,807,281        23,106,109     -5.02%
             2010                            0.65%       2.85%        10.26        14.88     2,214,985        29,667,952      9.05%
             2009                            0.65%       2.85%         9.22        13.44     2,908,852        35,537,545     27.96%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
             2013                            0.65%       2.95%        13.39        18.68     3,082,752        45,481,537     28.94%
             2012                            0.65%       2.95%        10.38        14.49     3,189,434        36,050,101     11.58%
             2011                            0.65%       2.95%         9.18        10.32     3,596,976        36,014,898     -1.94%
             2010                            0.75%       2.80%         9.26        10.36     3,514,396        35,521,339      9.44%
             2009                            0.75%       2.80%         8.30         9.32     3,192,725        29,147,328     20.81%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
             2013                            1.30%       2.80%        14.73        23.88       451,153         9,794,822     31.95%
             2012                            1.30%       2.80%        11.13        17.98       560,004         9,070,228     12.21%
             2011                            1.30%       2.70%         9.90        15.93       682,911         9,729,522     -1.99%
             2010                            1.30%       2.65%        10.09        16.31       859,633        12,406,132      8.65%
             2009                            1.30%       2.65%         9.27        14.92     1,015,178        13,335,713     26.60%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
             2013      2.37%        0.00%
             2012     23.59%        0.00%
             2011     -9.49%        0.00%
             2010     16.90%        0.00%
             2009     36.60%        0.00%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
             2013     23.72%        0.00%
             2012      5.52%        0.00%
             2011     -8.43%        0.00%
             2010     26.12%        0.00%
             2009     47.09%        0.00%
LVIP DELAWARE BOND STANDARD CLASS
             2013     -3.57%        1.68%
             2012      5.23%        1.89%
             2011      6.25%        3.14%
             2010      7.09%        3.28%
             2009     17.37%        4.14%
LVIP DELAWARE BOND SERVICE CLASS
             2013     -3.28%        1.53%
             2012      5.55%        1.76%
             2011      6.56%        3.24%
             2010      7.42%        3.52%
             2009     17.71%        4.68%
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
             2013      0.15%        2.00%
             2012      2.17%        2.90%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
             2013     -0.15%        0.83%
             2012      3.29%        1.39%
             2011     -1.23%        2.27%
             2010      0.07%        0.21%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
             2013     18.68%        1.37%
             2012     11.83%        1.59%
             2011     -3.29%        1.99%
             2010     11.03%        2.51%
             2009     30.29%        1.52%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
             2013     19.16%        1.26%
             2012     12.28%        1.44%
             2011     -2.90%        1.72%
             2010     11.48%        2.34%
             2009     30.81%        1.20%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
             2013     31.94%        1.45%
             2012     14.17%        0.72%
             2011      0.09%        0.73%
             2010     11.70%        0.67%
             2009     23.31%        0.91%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
             2013     33.94%        1.19%
             2012     13.79%        0.73%
             2011     -0.66%        0.69%
             2010     10.13%        0.58%
             2009     28.32%        0.67%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
             2013                            0.65%       3.00%      $ 13.46      $ 22.75    3,317,344  $     61,218,438     31.21%
             2012                            0.65%       3.00%        10.55        17.05    3,180,903        45,098,660     11.49%
             2011                            0.65%       3.00%         9.35        15.05    3,498,836        44,160,362     -2.48%
             2010                            0.65%       2.80%         9.41        15.21    3,768,826        49,233,488      8.22%
             2009                            0.65%       2.70%         8.54        13.86    4,055,609        49,637,690     26.09%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
             2013                            0.65%       3.15%        11.79        20.57    3,943,413        50,793,495     29.19%
             2012                            0.65%       3.15%         9.10        15.89    3,869,080        37,946,677     10.98%
             2011                            0.65%       3.15%         8.19         9.04    4,447,468        38,587,554     -8.14%
             2010                            0.65%       2.80%         8.92         9.64    2,926,149        27,220,347     26.59%
             2009                            0.65%       2.80%         7.04         7.45    1,579,299        11,479,826     26.40%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
             2013                            0.60%       1.90%        10.92        11.30      152,261         1,718,117     12.96%
             2012                            0.60%       1.90%         9.70         9.87       84,607           834,490     16.77%
             2011               12/5/11      0.65%       1.70%         8.31         8.36       11,357            94,696     -3.15%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM SERVICE CLASS
             2013                            0.60%       3.20%        10.49        12.22    8,871,404        96,814,879     11.22%
             2012                            0.65%       3.20%         9.46         9.83    2,937,775        28,397,526     14.97%
             2011                5/24/11     0.65%       3.00%         8.23         8.35    1,692,525        14,040,113    -18.73%
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
             2013                            0.60%       1.90%        13.65        14.13      162,325         2,289,505     26.74%
             2012                            0.60%       1.90%        10.81        10.99       82,495           906,466     15.43%
             2011               12/5/11      0.65%       1.70%         9.36         9.42        8,907            83,740     -0.06%
LVIP DIMENSIONAL U.S. EQUITY RPM SERVICE CLASS
             2013                            0.60%       3.20%        13.18        15.56   12,170,990       166,034,802     25.05%
             2012                            0.65%       3.00%        10.54        10.95    4,541,689        48,901,415     13.66%
             2011                5/24/11     0.65%       3.00%         9.27         9.41    2,594,767        24,262,709     -8.42%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
             2013                            0.60%       1.90%        10.04        10.39      221,441         2,289,428     -4.59%
             2012                            0.60%       1.90%        10.56        10.74       93,099           999,276      1.98%
             2011               12/5/11      0.65%       1.70%        10.35        10.42        8,895            92,396      0.20%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
             2013                            0.60%       3.20%         9.64        10.31   21,685,649       217,354,625     -6.06%
             2012                            0.65%       3.20%        10.26        10.70   12,172,914       127,902,501      0.22%
             2011                5/23/11     0.65%       3.20%        10.12        10.41    4,856,542        50,192,610     -0.13%
LVIP GLOBAL INCOME SERVICE CLASS
             2013                            0.60%       3.20%         9.54        12.05   44,409,424       507,160,913     -6.12%
             2012                            0.60%       3.20%        10.08        12.50   40,326,405       482,894,133      4.04%
             2011                            0.60%       3.20%        10.75        11.71   34,679,354       393,735,508     -2.01%
             2010                            0.60%       2.85%        11.26        11.67   20,536,946       235,905,015      6.34%
             2009                7/1/09      0.65%       2.85%        10.59        10.74    5,360,215        57,213,255     -0.15%
LVIP JPMORGAN HIGH YIELD SERVICE CLASS
             2013                            0.60%       3.20%        11.32        13.32   11,062,730       141,403,669      2.95%
             2012                            0.65%       3.20%        11.00        12.61   10,089,573       123,454,963     11.02%
             2011                            0.65%       3.20%        10.50        10.98    6,925,613        75,331,715     -0.40%
             2010               11/16/10     1.15%       2.90%        10.54        10.84      300,856         3,246,962      0.07%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
             2013                            0.60%       3.20%        11.02        19.04   15,748,040       189,103,437     19.96%
             2012                            0.65%       3.20%         9.15        15.83    3,507,185        34,515,420     10.17%
             2011                            0.65%       2.95%         8.30        10.87    2,717,477        23,880,418     -4.71%
             2010                            0.65%       2.80%         8.71         9.40    1,678,328        15,228,244     21.02%
             2009                            0.65%       2.80%         7.19         7.60    1,005,257         7,453,659     20.92%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
             2013                            0.75%       2.80%        10.90        12.48      550,183         6,458,866      5.66%
             2012                            0.75%       2.80%        10.31        11.57      669,034         7,354,722      5.28%
             2011                            0.75%       2.80%         9.80        10.77      761,580         7,858,988     -1.80%
             2010                            0.75%       2.80%         9.98        10.74      828,075         8,599,298      8.11%
             2009                            0.75%       2.80%         9.25         9.74      958,871         9,115,520     20.79%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
             2013     34.34%        0.97%
             2012     14.14%        0.40%
             2011     -0.36%        0.41%
             2010     10.46%        0.26%
             2009     28.70%        0.36%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
             2013     32.45%        0.79%
             2012     13.79%        0.42%
             2011     -6.14%        0.00%
             2010     29.33%        0.51%
             2009     29.15%        0.66%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
             2013     14.43%        2.79%
             2012     18.00%        3.53%
             2011      1.73%        0.00%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM SERVICE CLASS
             2013     14.09%        2.74%
             2012     17.70%        2.59%
             2011      1.75%        0.17%
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
             2013     28.40%        1.66%
             2012     16.65%        1.67%
             2011      0.74%        0.00%
LVIP DIMENSIONAL U.S. EQUITY RPM SERVICE CLASS
             2013     28.02%        1.22%
             2012     16.36%        1.01%
             2011     11.63%        0.00%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
             2013     -3.34%        2.10%
             2012      3.06%        2.58%
             2011      0.56%        0.00%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
             2013     -3.63%        1.40%
             2012      2.81%        1.73%
             2011      3.71%        0.26%
LVIP GLOBAL INCOME SERVICE CLASS
             2013     -3.66%        0.26%
             2012      6.78%        1.75%
             2011      0.23%        4.55%
             2010      8.71%        3.35%
             2009      6.19%        2.72%
LVIP JPMORGAN HIGH YIELD SERVICE CLASS
             2013      5.61%        4.78%
             2012     13.89%        5.08%
             2011      1.36%        9.46%
             2010      1.53%        1.12%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
             2013     23.06%        0.42%
             2012     12.73%        0.00%
             2011     -2.64%        0.00%
             2010     23.64%        0.00%
             2009     23.55%        0.41%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
             2013      7.85%        0.99%
             2012      7.46%        1.67%
             2011      0.24%        0.74%
             2010     10.35%        0.81%
             2009     23.17%        1.76%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
             2013                            0.75%       2.80%      $ 10.56      $ 12.09     1,483,685  $     16,908,022      7.79%
             2012                            0.75%       2.80%         9.80        10.99     1,525,836        15,957,108      5.12%
             2011                            0.75%       2.80%         9.32        10.24     1,695,997        16,681,468     -2.81%
             2010                            0.75%       2.80%         9.59        10.33     1,816,906        18,173,482      8.67%
             2009                            0.75%       2.80%         8.82         9.31     1,720,813        15,652,752     21.89%
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
             2013                            0.75%       2.85%        10.41        11.97       866,126         9,728,805     10.27%
             2012                            0.75%       2.85%         9.44        10.63     1,045,549        10,532,657      4.61%
             2011                            0.75%       2.85%         9.03         9.95     1,054,400        10,026,943     -3.60%
             2010                            0.75%       2.85%         9.37        10.10     1,090,359        10,633,763      9.10%
             2009                            0.75%       2.85%         8.58         9.07     1,223,378        10,817,678     24.06%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
             2013                            1.15%       2.85%         9.93        11.12       568,319         6,093,933     12.99%
             2012                            1.15%       2.85%         8.79         9.67       594,495         5,576,367      3.86%
             2011                            1.15%       2.85%         8.47         9.16       633,963         5,663,052     -4.47%
             2010                            1.15%       2.85%         8.86         9.42       681,006         6,293,112     10.20%
             2009                            1.15%       2.85%         8.04         8.37       624,977         5,177,281     26.96%
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013                4/29/13     0.90%       0.90%        11.48        11.48        57,213           656,928      5.56%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013                4/18/13     0.65%       1.70%        11.81        12.04        39,102           466,881      1.84%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
             2012                9/12/12     1.70%       1.70%        13.97        13.97         3,663            51,153      0.55%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
             2013                            0.65%       3.20%        11.38        15.09    76,136,302     1,095,714,114      6.03%
             2012                            0.60%       3.20%        10.74        13.96    59,642,778       797,064,640      6.11%
             2011                            0.65%       3.15%        10.62        12.91    33,493,486       417,683,901      0.47%
             2010                            0.65%       2.90%        11.56        12.64    30,806,255       378,674,328      7.13%
             2009                            0.65%       2.85%        10.70        11.61    27,297,773       309,685,249     21.05%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
             2013                1/10/13     0.60%       1.70%        15.70        16.51       222,966         3,659,166      5.21%
             2012                            0.00%       0.00%           --           --            --                --      0.00%
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
             2013                            0.65%       3.20%        11.45        14.66   458,530,041     6,143,754,716      9.70%
             2012                            0.65%       3.20%        10.45        13.33   196,562,087     2,378,472,131      5.50%
             2011                            0.65%       3.15%         9.94        11.84    64,143,521       733,350,041     -3.05%
             2010                            0.65%       2.85%        10.24        12.02    55,624,756       649,763,390      9.27%
             2009                            0.65%       2.85%         9.35        10.82    51,327,593       543,175,797     25.09%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
             2013               11/14/13     1.70%       1.70%        15.47        15.47         3,252            50,305      1.72%
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
             2013                            0.60%       3.20%        11.40        14.87   374,792,206     5,192,083,585      8.07%
             2012                            0.65%       3.20%        10.55        13.49   210,587,184     2,680,696,958      5.88%
             2011                            0.65%       3.20%        11.07        12.49    97,255,844     1,171,356,272     -1.92%
             2010                            0.65%       2.85%        11.16        12.54    88,617,281     1,078,285,914      8.54%
             2009                            0.65%       2.85%        10.08        11.37    80,244,518       890,296,676     24.14%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
             2013                            0.60%       3.00%         8.81        14.66    15,179,658       154,127,586      9.97%
             2012                            0.60%       3.00%         8.00        13.10    14,701,095       133,401,119     15.65%
             2011                            0.60%       2.95%         6.91        11.04    14,718,003       113,856,658    -12.63%
             2010                            0.60%       2.85%         7.91         8.56    11,583,789        96,896,427      9.66%
             2009                            0.65%       2.85%         7.21         7.64     7,190,493        53,643,846     31.70%
LVIP MFS INTERNATIONAL GROWTH RPM SERVICE CLASS
             2013                5/20/13     0.65%       3.20%         9.95        10.11     3,467,430        34,818,787     -0.83%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
             2013     10.02%        1.13%
             2012      7.30%        1.53%
             2011     -0.80%        0.74%
             2010     10.92%        0.68%
             2009     24.41%        1.71%
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
             2013     12.61%        1.06%
             2012      6.82%        1.32%
             2011     -1.55%        0.63%
             2010     11.42%        0.55%
             2009     26.70%        1.59%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
             2013     14.92%        1.03%
             2012      5.64%        1.19%
             2011     -2.83%        0.62%
             2010     12.09%        0.56%
             2009     28.94%        1.27%
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013      5.56%        1.88%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013     11.61%        3.49%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
             2012      0.55%        1.49%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
             2013      8.76%        1.86%
             2012      8.79%        4.29%
             2011      2.76%        1.79%
             2010      9.52%        3.58%
             2009     23.61%        4.15%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
             2013      9.34%        3.44%
             2012      0.00%        1.51%
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
             2013     12.53%        2.07%
             2012      8.17%        3.11%
             2011     -0.89%        1.76%
             2010     11.70%        2.66%
             2009     27.88%        4.39%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
             2013      1.72%        1.69%
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
             2013     10.86%        1.88%
             2012      8.61%        3.73%
             2011      0.26%        1.56%
             2010     10.96%        2.80%
             2009     26.90%        4.21%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
             2013     12.64%        0.58%
             2012     18.40%        0.52%
             2011    -10.64%        2.85%
             2010     12.09%        0.58%
             2009     34.63%        0.83%
LVIP MFS INTERNATIONAL GROWTH RPM SERVICE CLASS
             2013      7.53%        1.28%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MFS VALUE SERVICE CLASS
             2013                            0.65%       3.20%      $ 11.55      $ 18.21   62,841,073  $    850,091,010     31.35%
             2012                            0.65%       3.20%         8.76        13.83   66,735,671       672,516,930     12.44%
             2011                            0.65%       3.15%         7.77        10.79   64,066,802       551,815,744     -3.15%
             2010                            0.65%       2.85%         8.02         8.69   48,122,826       409,771,177      8.19%
             2009                            0.65%       2.85%         7.42         7.86   29,898,812       231,005,259     17.28%
LVIP MID-CAP VALUE SERVICE CLASS
             2013                            0.65%       3.20%        11.25        21.31    5,852,727        71,933,341     29.60%
             2012                            0.65%       3.20%         8.65        16.40    6,254,372        58,307,396     19.92%
             2011                            0.65%       3.20%         7.18         7.95    5,810,819        44,365,619    -12.09%
             2010                            0.65%       2.85%         8.17         8.85    4,779,106        40,801,285     20.12%
             2009                            0.65%       2.85%         6.80         7.21    3,294,804        23,145,869     38.09%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
             2013                            1.30%       2.70%        12.52        23.46      794,784        17,910,281     18.60%
             2012                            1.30%       2.70%        10.53        19.66      798,201        15,038,849      6.70%
             2011                            1.30%       2.70%         9.85        18.32      983,587        17,121,039     -6.72%
             2010                            1.30%       2.65%        10.55        19.61    1,202,225        22,423,804     -0.21%
             2009                            1.30%       2.65%        10.55        19.53    1,444,227        26,747,196     18.06%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
             2013                            0.63%       3.18%        10.05        22.26   23,262,285       323,304,014     17.74%
             2012                            0.65%       3.20%         8.50        18.56    7,898,412       108,228,121      5.90%
             2011                            0.65%       3.20%         8.00        17.21    7,933,392       102,799,297     -7.14%
             2010                            0.65%       2.85%         8.52        18.25    7,872,078       111,459,611     -0.66%
             2009                            0.65%       2.85%         8.67        18.10    7,692,810       111,025,754     17.53%
LVIP MONEY MARKET STANDARD CLASS
             2013                            0.65%       2.70%         8.78        11.24    3,896,189        40,141,761     -2.64%
             2012                            0.65%       2.70%         9.01        11.39    4,634,580        48,429,176     -2.59%
             2011                            1.30%       2.65%         9.25        11.55    5,721,128        60,993,041     -2.59%
             2010                            1.30%       2.65%         9.50        11.71    6,137,587        66,685,675     -2.57%
             2009                            1.30%       2.65%         9.75        11.87    9,480,305       104,203,478     -2.32%
LVIP MONEY MARKET SERVICE CLASS
             2013                            0.60%       3.20%         8.73        10.31   28,577,156       279,399,807     -3.13%
             2012                            0.60%       3.20%         8.96        10.38   32,954,585       327,023,277     -3.12%
             2011                            0.60%       3.20%         9.20        10.47   35,549,205       358,035,288     -2.78%
             2010                            0.60%       2.85%         9.44        10.60   33,514,174       342,966,801     -2.77%
             2009                            0.65%       2.85%         9.69        10.73   41,001,437       425,778,435     -2.73%
LVIP SSGA BOND INDEX STANDARD CLASS
             2013                            0.60%       1.70%        11.04        11.58       14,497           164,424     -4.21%
             2012                7/12/12     0.65%       1.70%        11.53        11.96        2,256            26,227      0.27%
LVIP SSGA BOND INDEX SERVICE CLASS
             2013                            0.60%       3.15%         9.64        12.10   87,085,679       992,038,834     -5.83%
             2012                            0.65%       3.15%        10.24        12.53   83,692,180       997,851,378      0.39%
             2011                            0.65%       3.15%        10.18        12.17   81,296,726       952,715,198      4.07%
             2010                            0.65%       2.90%        10.82        11.43   85,241,062       948,775,048      2.74%
             2009                            0.65%       2.85%        10.53        10.89   45,904,548       491,682,947      1.33%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
             2013                            0.65%       3.00%        11.27        12.21    4,858,768        57,187,856      3.38%
             2012                            0.65%       3.00%        10.90        11.53    4,957,355        55,716,735      5.60%
             2011                            0.65%       3.00%        10.35        10.57    3,047,205        32,014,658     -0.39%
             2010               11/17/10     1.30%       2.80%        10.39        10.45      282,388         2,944,310      0.50%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013                            0.65%       3.15%        10.85        12.11   16,283,286       189,828,966      3.49%
             2012                            0.65%       3.15%        10.48        11.42   17,898,932       198,661,657      4.74%
             2011                            0.65%       3.15%        10.33        10.53   13,733,029       143,541,076     -0.19%
             2010               11/17/10     1.30%       2.70%        10.35        10.41    1,020,141        10,594,850      0.00%
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
             2013                2/8/13      0.65%       1.90%        11.49        16.14        1,864            24,964     14.46%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MFS VALUE SERVICE CLASS
             2013     34.74%        1.47%
             2012     15.29%        0.98%
             2011     -1.00%        1.33%
             2010     10.59%        1.24%
             2009     19.89%        1.61%
LVIP MID-CAP VALUE SERVICE CLASS
             2013     32.95%        0.23%
             2012     23.01%        0.14%
             2011    -10.13%        0.00%
             2010     22.79%        0.01%
             2009     41.17%        0.30%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
             2013     20.27%        2.50%
             2012      8.20%        2.74%
             2011     -5.45%        2.83%
             2010      1.14%        3.16%
             2009     19.67%        3.16%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
             2013     20.78%        2.88%
             2012      8.63%        2.67%
             2011     -5.07%        2.83%
             2010      1.55%        3.15%
             2009     20.14%        2.98%
LVIP MONEY MARKET STANDARD CLASS
             2013     -0.63%        0.02%
             2012     -1.27%        0.03%
             2011     -1.26%        0.03%
             2010     -1.24%        0.05%
             2009     -0.99%        0.32%
LVIP MONEY MARKET SERVICE CLASS
             2013     -0.59%        0.02%
             2012     -0.57%        0.03%
             2011     -0.58%        0.03%
             2010     -0.61%        0.04%
             2009     -0.57%        0.09%
LVIP SSGA BOND INDEX STANDARD CLASS
             2013     -3.20%        4.11%
             2012      0.42%        1.80%
LVIP SSGA BOND INDEX SERVICE CLASS
             2013     -3.44%        1.73%
             2012      2.93%        2.22%
             2011      6.44%        2.79%
             2010      5.02%        2.10%
             2009      3.59%        2.21%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
             2013      5.84%        1.31%
             2012      8.11%        2.90%
             2011      1.12%        0.23%
             2010      1.74%        0.00%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013      6.11%        1.73%
             2012      7.39%        3.92%
             2011      1.22%        0.21%
             2010      1.55%        0.00%
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
             2013     15.32%        5.33%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
             2013                            0.65%       3.00%      $  9.93      $ 14.37   14,069,224  $    149,031,537     16.47%
             2012                            0.65%       3.00%         8.51        12.33   15,786,539       141,627,471     10.07%
             2011                            0.65%       2.95%         7.73         8.35   16,169,685       130,126,370    -14.82%
             2010                            0.65%       2.85%         9.07         9.59   14,813,167       138,293,111      3.99%
             2009                            0.65%       2.85%         8.72         9.02    7,672,745        68,094,266     40.27%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
             2013                            0.60%       1.90%         9.22        16.60       17,442           279,682     -4.66%
             2012                            0.60%       1.90%        16.52        16.52        6,313           104,207     10.75%
             2011               12/5/11      1.70%       1.70%        14.91        14.91          944            14,087     -4.18%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
             2013                            0.65%       3.15%         8.80        14.74   14,368,529       177,864,010     -6.08%
             2012                            0.65%       3.15%         9.37        15.66   13,590,884       176,646,426      8.90%
             2011                            0.65%       3.15%        11.31        12.22   13,252,989       155,980,136    -17.54%
             2010                            0.65%       2.85%        13.71        14.50   11,936,863       168,453,712     23.87%
             2009                            0.65%       2.85%        11.07        11.45    7,338,465        82,652,795     84.14%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
             2013                            0.60%       1.70%        15.68        15.89       13,034           200,129      8.82%
             2012                9/4/12      0.60%       0.90%        14.41        14.56        4,351            63,094     -0.01%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
             2013                            0.65%       3.20%        10.28        14.11   59,096,862       732,112,426      6.09%
             2012                            0.65%       3.20%         9.65        13.27   31,954,603       367,052,105      7.44%
             2011                            0.65%       3.15%         9.13        10.94   21,907,148       231,199,458     -2.80%
             2010                            0.65%       2.80%         9.21        11.09    5,918,960        63,997,052      5.48%
             2009                            0.65%       2.85%         8.61        10.35    5,385,891        54,613,994     26.80%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
             2013                            0.60%       1.70%        16.30        16.34       10,493           170,136     20.20%
             2012                5/16/12     0.60%       0.65%        13.56        13.59        2,485            33,709     18.03%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
             2013                            0.65%       3.00%         9.33        14.51   30,268,833       301,347,579     17.13%
             2012                            0.65%       3.00%         7.95        12.38   24,895,325       208,702,144     14.39%
             2011                            0.65%       2.95%         6.94         7.50   26,518,034       191,861,496    -15.05%
             2010                            0.65%       2.85%         8.17         8.64   23,605,346       198,623,794      3.78%
             2009                            0.65%       2.85%         7.88         8.15   11,816,356        94,717,158     23.95%
LVIP SSGA LARGE CAP 100 STANDARD CLASS
             2013                            0.65%       2.15%        24.16        24.16       43,459           791,897     34.97%
             2012               12/17/12     0.65%       0.65%        17.90        17.90          210             3,764      0.29%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
             2013                            0.65%       3.15%        14.73        21.51   19,935,882       316,760,013     31.30%
             2012                            0.65%       3.15%        11.22        16.35   23,390,895       279,058,585      8.48%
             2011                            0.65%       3.15%        10.42        11.25   26,026,743       282,152,292     -0.81%
             2010                            0.65%       2.85%        10.50        11.10   26,778,012       289,254,755     15.56%
             2009                            0.65%       2.85%         9.09         9.40   15,341,530       141,798,422     31.16%
LVIP SSGA LARGE CAP RPM STANDARD CLASS
             2013                7/2/13      0.65%       0.65%        10.97        10.97          129             1,412     11.12%
LVIP SSGA LARGE CAP RPM SERVICE CLASS
             2013                5/21/13     0.65%       3.00%        10.79        10.95    2,385,134        25,947,518      2.68%
LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
             2013                            0.60%       3.20%        11.46        13.07   13,875,395       174,568,913      8.65%
             2012                            0.60%       3.20%        10.56        11.68   11,876,296       135,403,254      7.97%
             2011                            0.65%       3.15%        10.29        10.50    6,709,031        69,827,648     -3.03%
             2010               11/16/10     1.15%       2.60%        10.61        10.67      386,790         4,120,405     -0.04%
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
             2013                            0.60%       3.20%        11.36        12.90   69,297,730       861,705,250      8.99%
             2012                            0.65%       3.20%        10.43        11.54   47,682,796       535,387,963      6.85%
             2011                            0.65%       3.15%        10.25        10.52   32,114,185       332,998,959     -2.82%
             2010               11/16/10     0.75%       2.90%        10.51        10.75    2,706,824        28,557,076      0.32%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
             2013     19.24%        2.40%
             2012     12.63%        2.40%
             2011    -12.92%        2.29%
             2010      6.31%        1.23%
             2009     43.39%        1.72%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
             2013     -3.41%        3.07%
             2012     10.75%        4.73%
             2011     -4.18%        0.00%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
             2013     -3.70%        2.04%
             2012     11.66%        2.42%
             2011    -15.70%        2.37%
             2010     26.62%        1.10%
             2009     88.24%        1.48%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
             2013      9.15%        5.24%
             2012      4.07%        2.41%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
             2013      8.82%        2.28%
             2012     10.16%        3.41%
             2011     -0.69%        1.48%
             2010      7.78%        0.84%
             2009     29.49%        5.30%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
             2013     20.26%        1.97%
             2012     22.12%        2.50%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
             2013     19.91%        1.51%
             2012     17.05%        1.66%
             2011    -13.16%        1.15%
             2010      6.09%        1.49%
             2009     26.71%        1.91%
LVIP SSGA LARGE CAP 100 STANDARD CLASS
             2013     34.97%        5.67%
             2012      0.29%        0.00%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
             2013     34.62%        1.93%
             2012     11.22%        1.33%
             2011      1.40%        1.37%
             2010     18.13%        1.21%
             2009     34.08%        1.51%
LVIP SSGA LARGE CAP RPM STANDARD CLASS
             2013     11.12%        1.50%
LVIP SSGA LARGE CAP RPM SERVICE CLASS
             2013     10.29%        2.63%
LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
             2013     11.51%        1.29%
             2012     10.59%        2.38%
             2011     -1.62%        0.09%
             2010      2.82%        0.00%
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
             2013     11.80%        2.34%
             2012      9.55%        3.72%
             2011     -0.71%        0.20%
             2010      2.75%        0.00%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
             2013                            0.65%       3.20%      $ 11.63      $ 13.32   12,507,329  $    160,686,710     10.92%
             2012                            0.65%       3.20%        10.64        11.70   11,219,554       127,959,706      9.25%
             2011                            0.65%       3.00%        10.15        10.39    7,300,410        75,180,805     -5.47%
             2010               11/18/10     1.15%       2.80%        10.74        10.81      542,212         5,847,902     -0.04%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013                            0.65%       3.20%        11.69        13.36   31,418,682       404,618,283     11.26%
             2012                            0.65%       3.20%        10.95        11.71   31,366,763       357,707,878      7.83%
             2011                            0.65%       3.00%        10.30        10.59   22,719,184       237,348,906     -4.61%
             2010               11/18/10     0.75%       2.70%        10.80        10.89    1,483,235        16,077,151      0.03%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
             2013                            0.60%       2.60%        13.44        21.45    2,441,004        36,194,110     28.61%
             2012                            0.65%       2.60%        10.45        11.44      141,381         1,630,111     12.68%
             2011                            1.40%       2.60%         9.27        10.04      191,922         1,897,063     -0.76%
             2010                            1.40%       2.60%         9.37         9.99      204,002         2,012,755     11.84%
             2009                            1.40%       2.55%         8.67         8.83      176,761         1,551,468     23.86%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
             2013                            0.65%       3.20%        12.46        19.10   59,168,258       838,667,663     27.60%
             2012                            0.65%       3.15%         9.73        14.94   45,862,651       502,663,971     11.78%
             2011                            0.65%       3.15%         8.67         9.97   43,622,939       421,172,307     -1.26%
             2010                            0.65%       2.85%         8.77         9.94   43,337,481       418,910,568     11.23%
             2009                            0.65%       2.85%         7.77         8.79   25,348,953       217,699,880     22.25%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
             2013                            0.60%       1.90%        15.66        23.77       28,036           625,775     35.31%
             2012                            0.60%       1.90%        16.67        16.67        3,759            61,884     13.94%
             2011               12/5/11      1.70%       1.70%        14.63        14.63          798            11,669     -0.78%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
             2013                            0.60%       3.20%        12.07        21.11   22,742,885       297,575,702     33.24%
             2012                            0.65%       3.20%         9.03        15.80   14,853,295       143,442,614     11.97%
             2011                            0.65%       3.20%         8.03         8.89   14,871,629       126,195,557     -7.48%
             2010                            0.65%       2.85%         8.68         9.40   13,551,043       122,688,382     22.34%
             2009                            0.65%       2.85%         7.10         7.52    8,628,513        63,133,650     22.17%
LVIP SSGA SMALL-CAP RPM STANDARD CLASS
             2013               12/19/13     0.65%       0.65%        11.24        11.24        3,565            40,066      3.04%
LVIP SSGA SMALL-CAP RPM SERVICE CLASS
             2013                5/20/13     0.65%       3.20%        11.04        11.22    2,436,000        27,146,121      2.73%
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
             2013                            0.60%       2.15%        25.50        25.50       38,577           792,799     33.62%
             2012                7/18/12     0.65%       0.65%        19.09        19.09        1,129            21,540      7.77%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
             2013                            0.65%       3.15%        14.35        22.71    5,835,284       110,745,734     30.00%
             2012                            0.65%       3.15%        11.04        17.43    6,502,550        93,579,793     10.02%
             2011                            0.65%       3.15%        12.39        13.39    6,952,262        89,660,120     -5.20%
             2010                            0.65%       2.85%        13.07        13.81    7,055,885        94,875,875     23.85%
             2009                            0.65%       2.85%        10.55        10.91    4,142,174        44,470,690     47.05%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
             2013                            0.65%       3.00%        12.85        20.76   13,530,291       188,596,407     34.61%
             2012                            0.65%       3.00%         9.53        15.42   14,060,882       143,608,085     14.59%
             2011                            0.65%       2.95%         8.31         9.20    9,783,128        86,030,329     -4.65%
             2010                            0.65%       2.85%         8.72         9.44    7,849,330        71,341,526     13.17%
             2009                            0.65%       2.85%         7.71         8.16    5,541,855        43,985,519     38.79%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
             2013                            1.30%       3.00%        14.82        27.25      112,290         2,692,674     30.82%
             2012                            1.30%       3.00%        13.18        20.64      126,393         2,298,791     13.09%
             2011                            1.30%       2.80%        11.62        18.13      137,181         2,184,638     -6.38%
             2010                            1.30%       2.65%        12.40        19.27      169,937         2,874,844     25.02%
             2009                            1.30%       2.65%         9.90        15.34      164,956         2,212,388     42.51%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
             2013     13.78%        1.31%
             2012     11.84%        2.25%
             2011     -3.90%        0.03%
             2010      2.21%        0.00%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013     14.14%        2.21%
             2012     10.39%        3.99%
             2011     -2.73%        0.18%
             2010      3.66%        0.00%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
             2013     31.15%        2.35%
             2012     14.04%        0.86%
             2011      0.43%        0.97%
             2010     13.13%        1.25%
             2009     24.36%        1.79%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
             2013     30.82%        1.44%
             2012     14.61%        0.76%
             2011      0.94%        0.68%
             2010     13.71%        1.14%
             2009     24.97%        1.56%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
             2013     37.08%        1.75%
             2012     13.94%        1.24%
             2011     -0.78%        0.00%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
             2013     36.67%        0.62%
             2012     14.86%        0.46%
             2011     -5.42%        0.11%
             2010     25.06%        0.36%
             2009     24.89%        0.65%
LVIP SSGA SMALL-CAP RPM STANDARD CLASS
             2013      3.04%        1.09%
LVIP SSGA SMALL-CAP RPM SERVICE CLASS
             2013     11.29%        2.08%
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
             2013     33.62%        7.43%
             2012      7.77%        2.82%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
             2013     33.29%        2.37%
             2012     12.81%        2.26%
             2011     -3.09%        1.40%
             2010     26.61%        1.81%
             2009     50.31%        1.90%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
             2013     37.81%        0.00%
             2012     17.25%        0.00%
             2011     -2.53%        0.00%
             2010     15.68%        0.00%
             2009     41.80%        0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
             2013     33.06%        0.00%
             2012     14.80%        0.00%
             2011     -5.11%        0.00%
             2010     26.71%        0.00%
             2009     44.45%        0.10%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
             2013                            0.65%       3.20%      $ 14.64      $ 26.40    4,027,389  $     87,518,859     30.29%
             2012                            0.65%       3.15%        11.49        19.90    4,766,371        80,236,899     12.64%
             2011                            0.65%       2.95%        11.02        17.39    4,086,361        60,225,079     -6.81%
             2010                            0.65%       2.85%        11.59        18.38    3,027,569        47,561,006     24.46%
             2009                            0.65%       2.85%         9.13        14.55    2,315,538        28,997,538     41.87%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
             2013                            0.60%       3.20%         9.66        16.18   35,895,869       379,146,347     15.86%
             2012                            0.65%       3.20%         8.31        13.93   17,221,882       154,522,717     17.16%
             2011                            0.65%       3.15%         7.07        10.81   15,769,152       118,673,830     -6.11%
             2010                            0.65%       2.90%         7.53         8.15   13,007,007       102,455,858      3.31%
             2009                            0.65%       2.85%         7.29         7.72   10,349,314        77,857,452     24.21%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
             2013                            1.30%       2.75%        13.98        19.57      142,373         2,446,788     22.22%
             2012                            1.30%       2.65%        11.42        15.80      160,781         2,243,019     13.35%
             2011                            1.30%       2.65%        10.06        13.82      173,576         2,112,536     -8.15%
             2010                            1.30%       2.65%        10.94        14.97      215,585         2,825,485      8.54%
             2009                            1.30%       2.55%        10.07        13.74      236,966         2,833,177     35.04%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
             2013                            0.60%       3.20%        12.80        18.96    9,802,967       160,591,468     21.24%
             2012                            0.65%       3.20%        10.56        15.35    4,411,010        60,049,258     12.45%
             2011                            0.65%       3.20%         9.84        13.40    4,028,664        48,611,933     -8.53%
             2010                            0.65%       2.80%        10.64        14.44    4,790,609        63,658,856      8.01%
             2009                            0.75%       2.80%         9.67        13.17    4,489,735        54,781,676     34.36%
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
             2013                            0.60%       1.90%        13.53        13.99       27,270           375,037     28.07%
             2012                6/22/12     0.60%       1.90%        10.56        10.79       10,419           112,131     -0.96%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
             2013                            0.65%       3.20%        12.99        15.35    5,998,517        81,252,076     26.10%
             2012                            0.65%       3.20%        10.31        11.89    4,232,339        44,730,410     11.32%
             2011                5/31/11     0.65%       3.15%         9.26        10.44    1,559,907        14,571,491     -8.09%
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
             2013                            0.60%       1.90%        11.00        11.38       32,064           359,162     12.59%
             2012                3/26/12     0.60%       1.90%         9.77         9.97        5,807            57,783      1.29%
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
             2013                            0.65%       3.20%        10.56        12.18    3,780,849        41,605,443     10.86%
             2012                            0.65%       3.20%         9.53        10.74    2,676,477        26,145,484     15.35%
             2011                5/24/11     0.65%       3.15%         8.26         9.10    1,069,284         8,915,387    -18.92%
LVIP VIP CONTRAFUND RPM STANDARD CLASS
             2013               11/14/13     0.65%       1.70%        11.07        11.15       10,150           112,800      2.47%
LVIP VIP CONTRAFUND RPM SERVICE CLASS
             2013                5/20/13     0.60%       3.20%        10.94        11.13    8,656,233        95,635,695      4.63%
LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
             2013                            0.65%       2.55%        14.04        22.38      850,301        17,237,836     32.34%
             2012                            0.65%       2.55%        10.61        16.60      987,863        14,919,914      7.80%
             2011                            0.65%       2.55%        14.28        15.11    1,045,826        14,435,281     -6.80%
             2010                            0.65%       2.45%        15.41        15.92      630,717         9,982,968     16.44%
             2009                            0.65%       2.20%        13.45        13.45      355,079         4,767,170     25.03%
MFS VIT CORE EQUITY SERVICE CLASS
             2013                            1.30%       2.65%        14.89        21.60      150,821         2,787,669     30.72%
             2012                            1.30%       2.65%        11.37        16.30      153,734         2,143,823     12.92%
             2011                            1.30%       2.65%        10.06        14.36      182,259         2,225,017     -3.86%
             2010                            1.30%       2.65%        10.44        14.91      214,952         2,729,647     13.81%
             2009                            1.30%       2.65%         9.16        13.07      268,829         2,974,261     28.78%
MFS VIT GROWTH INITIAL CLASS
             2013                            1.40%       2.35%        19.03        26.91      178,292         3,411,475     33.68%
             2012                            1.40%       2.35%        14.10        20.09      194,320         2,756,529     14.66%
             2011                            1.40%       2.35%        12.18        17.49      217,368         2,664,912     -2.64%
             2010                            1.40%       2.35%        12.39        17.93      252,322         3,148,241     12.66%
             2009                            1.40%       2.35%        10.90        15.88      298,447         3,274,416     34.48%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
             2013     33.59%        0.00%
             2012     15.26%        0.00%
             2011     -4.74%        0.00%
             2010     27.23%        0.00%
             2009     45.02%        0.00%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
             2013     18.86%        1.49%
             2012     20.13%        1.77%
             2011     -3.96%        2.04%
             2010      5.61%        1.78%
             2009     26.98%        1.55%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
             2013     23.88%        0.00%
             2012     14.89%        0.00%
             2011     -6.90%        0.20%
             2010      9.91%        0.70%
             2009     36.74%        0.81%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
             2013     24.37%        0.00%
             2012     15.35%        0.00%
             2011     -6.54%        0.00%
             2010     10.25%        0.52%
             2009     37.14%        0.95%
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
             2013     29.74%        1.36%
             2012      9.08%        1.88%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
             2013     29.36%        1.12%
             2012     14.13%        1.59%
             2011     11.02%        0.84%
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
             2013     14.08%        4.76%
             2012     18.64%        7.35%
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
             2013     13.72%        2.24%
             2012     18.27%        5.00%
             2011      6.08%        0.00%
LVIP VIP CONTRAFUND RPM STANDARD CLASS
             2013      3.36%        1.67%
LVIP VIP CONTRAFUND RPM SERVICE CLASS
             2013     14.23%        1.77%
LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
             2013     34.88%        0.23%
             2012      9.87%        0.54%
             2011     -5.11%        0.24%
             2010     18.26%        0.39%
             2009     25.03%        0.39%
MFS VIT CORE EQUITY SERVICE CLASS
             2013     32.50%        0.79%
             2012     14.45%        0.47%
             2011     -2.55%        0.66%
             2010     15.35%        0.92%
             2009     30.53%        1.41%
MFS VIT GROWTH INITIAL CLASS
             2013     34.95%        0.23%
             2012     15.76%        0.00%
             2011     -1.71%        0.19%
             2010     13.73%        0.12%
             2009     35.76%        0.32%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT         FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)              RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT GROWTH SERVICE CLASS
             2013                           0.65%       3.15%      $  9.23      $ 27.05    2,388,555  $     39,011,618     32.26%
             2012                           0.65%       3.15%         6.88        20.19    2,031,830        24,495,882     13.45%
             2011                           0.65%       3.15%         5.99        17.57    1,819,693        18,605,962     -3.31%
             2010                           0.65%       2.80%         6.13        17.99    1,377,501        14,515,038     11.85%
             2009                           0.75%       2.80%         5.43        15.94    1,133,560        10,054,060     33.74%
MFS VIT TOTAL RETURN INITIAL CLASS
             2013                           1.40%       2.35%        16.96        19.75      523,192        10,232,408     16.28%
             2012                           1.40%       2.35%        14.53        16.82      641,850        10,712,722      8.67%
             2011                           1.40%       2.35%        13.27        15.34      771,762        11,755,872     -0.59%
             2010                           1.40%       2.35%        13.25        15.28      930,794        14,141,260      7.38%
             2009                           1.40%       2.35%        12.25        14.10    1,122,524        15,719,007     15.29%
MFS VIT TOTAL RETURN SERVICE CLASS
             2012                           0.65%       3.00%        10.78        15.45   21,159,447       278,375,650      7.66%
             2011                           0.65%       3.00%         9.88        14.13   23,744,780       287,424,116     -1.27%
             2010                           0.65%       2.85%         9.89        14.10   26,324,559       320,891,076      6.55%
             2009                           0.65%       2.85%         9.17        13.04   25,879,249       296,846,148     14.42%
MFS VIT UTILITIES INITIAL CLASS
             2013                           1.40%       2.35%        28.63        43.00      329,869        10,793,626     17.72%
             2012                           1.40%       2.35%        24.14        36.46      368,766        10,154,800     10.85%
             2011                           1.40%       2.35%        21.61        32.82      438,395        10,788,087      4.30%
             2010                           1.40%       2.35%        20.57        31.41      528,719        12,359,268     11.17%
             2009                           1.40%       2.35%        18.36        28.19      886,526        18,430,756     30.12%
MFS VIT UTILITIES SERVICE CLASS
             2013                           0.65%       3.20%        13.48        43.26    8,857,378       217,755,613     16.43%
             2012                           0.65%       3.20%        11.58        36.65    9,710,700       202,449,105      9.65%
             2011                           0.65%       3.20%        12.18        32.38    9,912,951       187,068,650      3.51%
             2010                           0.65%       2.85%        11.62        31.03    9,659,921       176,418,368     10.32%
             2009                           0.65%       2.85%        10.41        27.90   10,128,784       167,168,663     29.14%
MORGAN STANLEY UIF CAPITAL GROWTH CLASS II
             2013                           0.65%       2.30%        18.74        33.11       70,080         1,998,069     44.51%
             2012                           0.65%       2.20%        12.90        22.56       80,314         1,585,107     11.96%
             2011                           0.65%       1.85%        19.30        19.91       83,417         1,463,259     -4.63%
             2010                           0.65%       1.65%        20.24        20.67       61,149         1,257,711     20.61%
             2009                           0.65%       1.65%        16.95        16.95       41,902           709,340     63.92%
NB AMT MID CAP GROWTH I CLASS
             2012                           1.15%       2.90%        13.79        21.86    1,992,717        36,876,586      9.31%
             2011                           1.15%       2.80%        12.41        19.70    2,549,870        42,704,716     -2.30%
             2010                           1.15%       2.80%        12.49        19.87    3,131,370        53,220,622     25.54%
             2009                           1.15%       2.80%         9.79        15.59    3,722,577        49,806,670     27.96%
NB AMT MID CAP INTRINSIC VALUE I CLASS
             2013                           1.15%       2.90%        14.70        27.02    1,643,558        40,691,909     33.14%
             2012                           1.15%       2.90%        10.97        20.08    1,996,543        36,696,208     12.28%
             2011                           1.15%       2.85%         9.71        17.71    2,478,404        40,147,591     -9.12%
             2010                           1.15%       2.85%        10.63        19.29    3,131,986        55,143,709     22.64%
             2009                           1.15%       2.85%         8.61        15.57    3,960,978        56,317,829     42.44%
OPPENHEIMER GLOBAL FUND/VA SERVICE CLASS
             2013                           0.65%       2.20%        13.68        24.37      413,888         8,792,629     24.35%
             2012                           0.65%       2.10%        11.00        19.32      451,145         7,598,199     18.44%
             2011                           0.65%       2.20%        10.60        16.08      489,083         6,783,278    -10.52%
             2010                           0.65%       2.20%        17.26        17.69      218,942         3,814,587     13.64%
             2009                           0.65%       1.80%        15.22        15.22       82,118         1,260,958     37.09%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
             2013                           0.65%       2.75%        10.58        12.62    1,018,149        12,296,157    -16.86%
             2012                           0.65%       2.80%        12.56        14.90      970,247        13,956,075      2.23%
             2011                           0.65%       2.80%        13.48        14.26    1,029,506        14,298,970    -10.10%
             2010                           0.65%       2.80%        14.99        15.53      774,132        11,842,341     20.82%
             2009                7/1/09     0.65%       2.80%        12.41        12.58      331,446         4,144,190      3.62%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT GROWTH SERVICE CLASS
             2013     35.61%        0.13%
             2012     16.32%        0.00%
             2011     -1.20%        0.02%
             2010     14.16%        0.00%
             2009     35.76%        0.03%
MFS VIT TOTAL RETURN INITIAL CLASS
             2013     17.39%        1.72%
             2012      9.71%        2.73%
             2011      0.36%        2.54%
             2010      8.40%        2.78%
             2009     16.39%        3.99%
MFS VIT TOTAL RETURN SERVICE CLASS
             2012     10.22%        2.49%
             2011      0.93%        2.35%
             2010      8.92%        2.53%
             2009     16.96%        3.36%
MFS VIT UTILITIES INITIAL CLASS
             2013     18.84%        2.31%
             2012     11.91%        6.65%
             2011      5.30%        3.17%
             2010     12.23%        3.15%
             2009     31.37%        5.42%
MFS VIT UTILITIES SERVICE CLASS
             2013     19.44%        2.07%
             2012     12.48%        6.46%
             2011      5.82%        3.04%
             2010     12.77%        3.03%
             2009     32.01%        5.05%
MORGAN STANLEY UIF CAPITAL GROWTH CLASS II
             2013     46.76%        0.21%
             2012     13.31%        0.00%
             2011     -3.67%        0.00%
             2010     21.82%        0.00%
             2009     63.92%        0.00%
NB AMT MID CAP GROWTH I CLASS
             2012     11.13%        0.00%
             2011     -0.68%        0.00%
             2010     27.62%        0.00%
             2009     30.09%        0.00%
NB AMT MID CAP INTRINSIC VALUE I CLASS
             2013     35.48%        1.15%
             2012     14.21%        0.59%
             2011     -7.57%        0.60%
             2010     24.74%        0.68%
             2009     44.88%        1.67%
OPPENHEIMER GLOBAL FUND/VA SERVICE CLASS
             2013     26.17%        1.17%
             2012     20.17%        1.93%
             2011     -9.12%        0.80%
             2010     14.95%        0.82%
             2009     37.09%        0.17%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
             2013    -15.27%        1.67%
             2012      4.44%        2.44%
             2011     -8.14%       14.26%
             2010     23.44%       15.68%
             2009     29.90%        6.63%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                    MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT    FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)         RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
             2013                      1.30%       2.65%      $ 17.89      $ 21.94      214,575  $      4,055,822     37.97%
             2012                      1.30%       2.65%        12.88        15.69      368,991         5,014,006     19.08%
             2011                      1.30%       2.65%        10.74        13.00      229,560         2,578,235     -3.77%
             2010                      1.30%       2.65%        11.08        13.33      247,720         2,883,922     -0.21%
             2009                      1.30%       2.65%        11.03        13.18      286,303         3,309,551     22.71%
PUTNAM VT GROWTH & INCOME CLASS IB
             2013                      1.30%       2.35%        12.97        19.70      105,381         1,744,914     32.53%
             2012                      1.30%       2.35%         9.77        14.86      103,687         1,285,320     16.37%
             2011                      1.30%       2.35%        10.18        12.52      130,443         1,384,436     -6.86%
             2010                      1.30%       2.35%        10.89        13.41      175,377         2,005,396     11.72%
             2009                      1.30%       2.35%         9.71        11.98      217,059         2,203,940     26.80%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
             2013     39.84%        1.22%
             2012     20.69%        1.09%
             2011     -2.45%        0.83%
             2010      1.14%        1.96%
             2009     24.38%        0.00%
PUTNAM VT GROWTH & INCOME CLASS IB
             2013     33.93%        1.56%
             2012     17.60%        1.78%
             2011     -5.87%        1.23%
             2010     12.90%        1.61%
             2009     28.14%        3.12%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

4. PURCHASES AND SALES OF INVESTMENTS



The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                             $       6,388,950  $     5,929,421
ABVPSF Growth and Income Class B                                                                          3,377,289      177,811,885
ABVPSF International Value Class B                                                                        6,774,479      221,435,362
ABVPSF Large Cap Growth Class B                                                                             346,644        2,008,124
ABVPSF Small/Mid Cap Value Class B                                                                       42,388,638       24,061,809
American Century VP Inflation Protection Class II                                                        21,048,928      469,139,859
American Funds Asset Allocation Class 1                                                                     562,185            9,450
American Funds Blue Chip Income and Growth Class 1                                                          352,414          115,803
American Funds Bond Class 1                                                                                 710,427            4,867
American Funds Global Balanced Class 1                                                                      382,166          184,270
American Funds Global Bond Class 1                                                                          878,431           68,080
American Funds Global Discovery Class 1                                                                      17,211           47,618
American Funds Global Growth Class 1                                                                        162,402            8,983
American Funds Global Growth Class 2                                                                     11,322,960       52,376,651
American Funds Global Growth and Income Class 1                                                             165,609            2,827
American Funds Global Small Capitalization Class 1                                                          160,774            2,151
American Funds Global Small Capitalization Class 2                                                       16,825,539       67,371,822
American Funds Growth Class 1                                                                             1,561,164           83,503
American Funds Growth Class 2                                                                            23,777,613      304,941,736
American Funds Growth-Income Class 1                                                                        771,929           12,777
American Funds Growth-Income Class 2                                                                     38,470,215      316,359,236
American Funds High-Income Bond Class 1                                                                     225,113           45,226
American Funds International Class 1                                                                        261,602           23,643
American Funds International Class 2                                                                     43,869,183      101,358,481
American Funds International Growth and Income Class 1                                                      819,726           25,557
American Funds Managed Risk Asset Allocation Class P1                                                       358,876            1,741
American Funds Managed Risk Blue Chip Income and Growth Class P1                                             11,323               19
American Funds Managed Risk Growth Class P1                                                                  50,327              653
American Funds Managed Risk Growth-Income Class P1                                                            6,128               --
American Funds Mortgage Class 1                                                                             179,179            5,376
American Funds New World Class 1                                                                            630,900           17,579
American Funds U.S. Government/AAA-Rated Securities Class 1                                                 561,836          335,840
BlackRock Global Allocation V.I. Class I                                                                    887,657           31,078
BlackRock Global Allocation V.I. Class III                                                              130,934,957      108,706,894
Delaware VIP Diversified Income Standard Class                                                              547,274           42,873
Delaware VIP Diversified Income Service Class                                                           202,568,227      112,767,448
Delaware VIP Emerging Markets Service Class                                                              33,546,240       47,490,921
Delaware VIP High Yield Standard Class                                                                      944,293        5,902,170
Delaware VIP High Yield Service Class                                                                    31,885,703       59,410,093
Delaware VIP International Value Equity Standard Class                                                        3,341           39,207
Delaware VIP Limited-Term Diversified Income Standard Class                                                 892,883           63,907
Delaware VIP Limited-Term Diversified Income Service Class                                              287,123,554       60,224,804
Delaware VIP REIT Standard Class                                                                            684,725          811,633
Delaware VIP REIT Service Class                                                                          15,076,821       27,031,416
Delaware VIP Small Cap Value Standard Class                                                                 662,481        1,486,745
Delaware VIP Small Cap Value Service Class                                                               32,646,743       67,502,663
Delaware VIP Smid Cap Growth Standard Class                                                                 862,430        1,685,027
Delaware VIP Smid Cap Growth Service Class                                                               24,635,463       29,000,960
Delaware VIP U.S. Growth Service Class                                                                   27,068,283       47,096,350
Delaware VIP Value Standard Class                                                                           990,121        1,087,310
Delaware VIP Value Service Class                                                                         43,525,696       35,977,303
DWS Alternative Asset Allocation VIP Class A                                                                631,661           41,527
DWS Alternative Asset Allocation VIP Class B                                                             11,038,105        6,405,924
DWS Equity 500 Index VIP Class A                                                                            997,158       14,660,683
DWS Equity 500 Index VIP Class B                                                                          1,631,954       29,212,644
DWS Small Cap Index VIP Class A                                                                             408,883        1,111,978
DWS Small Cap Index VIP Class B                                                                           1,037,705       13,437,632
Fidelity VIP Contrafund Service Class 2                                                                  27,975,683      139,825,255
Fidelity VIP Equity-Income Initial Class                                                                     28,428        7,082,753

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class 2                                                        $         205,956  $    38,830,203
Fidelity VIP Growth Initial Class                                                                            65,918          828,513
Fidelity VIP Growth Service Class 2                                                                      14,821,958       26,558,929
Fidelity VIP Mid Cap Service Class 2                                                                     90,184,203       92,611,867
Fidelity VIP Overseas Initial Class                                                                          17,835        1,747,484
Fidelity VIP Overseas Service Class 2                                                                     1,440,649       79,900,325
FTVIPT Franklin Income Securities Class 2                                                                70,694,822       61,812,098
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                                   1,454,266      112,927,922
FTVIPT Mutual Shares Securities Class 2                                                                  38,148,930      107,053,148
FTVIPT Templeton Global Bond Securities Class 2                                                          47,604,989       69,749,814
FTVIPT Templeton Growth Securities Class 2                                                                3,555,736       12,390,419
Goldman Sachs VIT Large Cap Value Service Class                                                          20,974,754       31,108,687
Huntington VA Balanced                                                                                      299,626          324,593
Huntington VA Dividend Capture                                                                              256,273          258,949
Invesco V.I. American Franchise Series I                                                                     47,774          580,940
Invesco V.I. American Franchise Series II                                                                    23,729          251,727
Invesco V.I. Core Equity Series I                                                                           161,479        1,484,266
Invesco V.I. Core Equity Series II                                                                           90,839          507,034
Invesco V.I. International Growth Series I                                                                  105,646          543,773
Invesco V.I. International Growth Series II                                                                 232,023          374,508
Janus Aspen Balanced Service Class                                                                        2,519,863        3,664,669
Janus Aspen Enterprise Service Class                                                                        222,255        1,824,814
Janus Aspen Global Research Service Class                                                                   197,229          329,323
LVIP American Balanced Allocation Standard Class                                                          7,783,477           99,163
LVIP American Global Growth Service Class II                                                             12,834,650        5,711,217
LVIP American Global Small Capitalization Service Class II                                                7,804,394        6,797,274
LVIP American Growth Allocation Standard Class                                                              286,725            8,341
LVIP American Growth Service Class II                                                                    25,398,895       20,234,341
LVIP American Growth-Income Service Class II                                                             24,306,806       17,429,049
LVIP American Income Allocation Standard Class                                                                1,318                3
LVIP American International Service Class II                                                             13,609,811       12,639,594
LVIP American Preservation Standard Class                                                                   242,348           24,824
LVIP Baron Growth Opportunities Service Class                                                            43,967,379       18,971,739
LVIP BlackRock Emerging Markets RPM Standard Class                                                           67,390            2,593
LVIP BlackRock Emerging Markets RPM Service Class                                                        86,091,133          416,745
LVIP BlackRock Equity Dividend RPM Standard Class                                                            99,850              592
LVIP BlackRock Equity Dividend RPM Service Class                                                        217,554,562        1,046,317
LVIP BlackRock Global Allocation V.I. RPM Standard Class                                                    274,525              622
LVIP BlackRock Global Allocation V.I. RPM Service Class                                                 296,026,983               --
LVIP BlackRock Inflation Protected Bond Standard Class                                                      333,464          167,123
LVIP BlackRock Inflation Protected Bond Service Class                                                   557,201,603       88,851,943
LVIP Capital Growth Service Class                                                                         5,248,549       43,487,114
LVIP Clarion Global Real Estate Service Class                                                            15,313,795       13,201,580
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                                    110,544,470          329,061
LVIP Delaware Bond Standard Class                                                                         4,824,400       28,416,028
LVIP Delaware Bond Service Class                                                                        308,209,951       62,236,026
LVIP Delaware Diversified Floating Rate Standard Class                                                      979,653           32,656
LVIP Delaware Diversified Floating Rate Service Class                                                   478,754,797        6,424,332
LVIP Delaware Foundation Aggressive Allocation Standard Class                                               304,539        2,737,715
LVIP Delaware Foundation Aggressive Allocation Service Class                                              3,957,572        7,147,382
LVIP Delaware Growth and Income Service Class                                                             7,143,580        7,466,105
LVIP Delaware Social Awareness Standard Class                                                               865,006        2,676,063
LVIP Delaware Social Awareness Service Class                                                             10,095,931        8,138,405
LVIP Delaware Special Opportunities Service Class                                                        14,139,192        9,866,567
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                                         826,934           70,652
LVIP Dimensional Non-U.S. Equity RPM Service Class                                                       63,644,563        1,732,305
LVIP Dimensional U.S. Equity RPM Standard Class                                                           1,281,016          200,213
LVIP Dimensional U.S. Equity RPM Service Class                                                          102,133,852        6,118,828
LVIP Dimensional/Vanguard Total Bond Standard Class                                                       1,451,816           85,449
LVIP Dimensional/Vanguard Total Bond Service Class                                                      106,272,707        8,596,995
LVIP Global Income Service Class                                                                         64,468,843       22,266,814
LVIP JPMorgan High Yield Service Class                                                                   63,802,567       47,669,065

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service Class                                                     $     136,475,225  $       381,123
LVIP Managed Risk Profile 2010 Service Class                                                              1,629,529        3,018,216
LVIP Managed Risk Profile 2020 Service Class                                                              2,408,732        3,086,902
LVIP Managed Risk Profile 2030 Service Class                                                              1,399,166        3,427,818
LVIP Managed Risk Profile 2040 Service Class                                                              1,349,788        1,644,919
LVIP Managed Risk American Balanced Allocation Standard Class                                               652,451            6,752
LVIP Managed Risk American Growth Allocation Standard Class                                                 457,081            3,702
LVIP Managed Risk Profile Conservative Standard Class                                                            --           51,885
LVIP Managed Risk Profile Conservative Service Class                                                    354,562,161      106,401,038
LVIP Managed Risk Profile Growth Standard Class                                                           3,601,873           86,873
LVIP Managed Risk Profile Growth Service Class                                                        3,355,934,959        9,736,196
LVIP Managed Risk Profile Moderate Standard Class                                                            50,841              654
LVIP Managed Risk Profile Moderate Service Class                                                      2,222,200,426       62,649,140
LVIP MFS International Growth Service Class                                                              19,288,143       15,611,044
LVIP MFS International Growth RPM Service Class                                                          33,702,826           70,633
LVIP MFS Value Service Class                                                                             41,649,692       83,253,996
LVIP Mid-Cap Value Service Class                                                                          9,113,703       13,980,563
LVIP Mondrian International Value Standard Class                                                          3,862,591        3,729,417
LVIP Mondrian International Value Service Class                                                         216,462,415       34,694,954
LVIP Money Market Standard Class                                                                         38,190,904       46,100,564
LVIP Money Market Service Class                                                                         245,426,553      289,336,524
LVIP SSgA Bond Index Standard Class                                                                         149,037            7,397
LVIP SSgA Bond Index Service Class                                                                      101,060,957       58,264,166
LVIP SSgA Conservative Index Allocation Service Class                                                    17,651,675       18,407,061
LVIP SSgA Conservative Structured Allocation Service Class                                               14,795,479       33,004,328
LVIP SSgA Developed International 150 Standard Class                                                         26,328            2,472
LVIP SSgA Developed International 150 Service Class                                                       9,383,242       24,658,672
LVIP SSgA Emerging Markets 100 Standard Class                                                               204,239           25,186
LVIP SSgA Emerging Markets 100 Service Class                                                             35,484,362       26,669,574
LVIP SSgA Global Tactical Allocation RPM Standard Class                                                     157,514           23,569
LVIP SSgA Global Tactical Allocation RPM Service Class                                                  375,002,656       49,189,667
LVIP SSgA International Index Standard Class                                                                128,682            9,979
LVIP SSgA International Index Service Class                                                              88,017,399       37,942,984
LVIP SSgA Large Cap 100 Standard Class                                                                      821,672           64,847
LVIP SSgA Large Cap 100 Service Class                                                                    30,106,964       60,118,346
LVIP SSgA Large Cap RPM Standard Class                                                                        1,318               --
LVIP SSgA Large Cap RPM Service Class                                                                    24,386,462           52,777
LVIP SSgA Moderate Index Allocation Service Class                                                        38,550,491       15,421,991
LVIP SSgA Moderate Structured Allocation Service Class                                                  339,996,307       75,484,823
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                           34,558,960       19,507,818
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                                      38,930,519       35,128,201
LVIP SSgA S&P 500 Index Standard Class                                                                   34,738,835        3,889,453
LVIP SSgA S&P 500 Index Service Class                                                                   277,759,860      108,859,530
LVIP SSgA Small-Cap Index Standard Class                                                                    512,887           32,840
LVIP SSgA Small-Cap Index Service Class                                                                 137,877,128       50,071,274
LVIP SSgA Small-Cap RPM Standard Class                                                                       39,415               --
LVIP SSgA Small-Cap RPM Service Class                                                                    25,478,031           78,814
LVIP SSgA Small-Mid Cap 200 Standard Class                                                                  795,717           34,904
LVIP SSgA Small-Mid Cap 200 Service Class                                                                16,395,381       18,860,980
LVIP T. Rowe Price Growth Stock Service Class                                                            17,633,996       26,091,248
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                                 874,292        1,226,058
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                               11,481,700       28,214,155
LVIP Templeton Growth RPM Service Class                                                                 185,362,366        2,080,265
LVIP UBS Large Cap Growth RPM Standard Class                                                                473,993          765,069
LVIP UBS Large Cap Growth RPM Service Class                                                              77,187,661        2,070,971
LVIP Vanguard Domestic Equity ETF Standard Class                                                            238,250           42,823
LVIP Vanguard Domestic Equity ETF Service Class                                                          27,346,429        5,817,602
LVIP Vanguard International Equity ETF Standard Class                                                       315,040           26,679
LVIP Vanguard International Equity ETF Service Class                                                     14,978,723        3,462,859
LVIP VIP Contrafund RPM Standard Class                                                                      111,330              629
LVIP VIP Contrafund RPM Service Class                                                                    89,680,513               --

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Class VC                                                           $       2,466,897  $     3,023,910
MFS VIT Core Equity Service Class                                                                           491,149          421,391
MFS VIT Growth Initial Class                                                                                124,936          390,953
MFS VIT Growth Service Class                                                                              9,536,827        4,304,464
MFS VIT Total Return Initial Class                                                                          265,627        2,400,395
MFS VIT Total Return Service Class                                                                        1,180,383      310,563,998
MFS VIT Utilities Initial Class                                                                             679,635        1,572,506
MFS VIT Utilities Service Class                                                                          21,628,793       36,856,042
Morgan Stanley UIF Capital Growth Class II                                                                  316,877          518,800
NB AMT Mid Cap Growth I Class                                                                               604,787       42,823,008
NB AMT Mid Cap Intrinsic Value I Class                                                                    2,118,106        9,837,362
Oppenheimer Global Fund/VA Service Class                                                                    488,561        1,150,491
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                                      3,461,234        2,786,562
Putnam VT Global Health Care Class IB                                                                       910,184        3,379,248
Putnam VT Growth & Income Class IB                                                                          258,602          227,861


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                               NET
                                                                                  SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                        OWNED        VALUE      OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                              1,499,605  $ 20.18  $     30,262,035
ABVPSF International Value Class B                                                         9    14.86               128
ABVPSF Large Cap Growth Class B                                                      242,193    41.62        10,080,068
ABVPSF Small/Mid Cap Value Class B                                                 9,011,636    22.74       204,924,602
American Funds Asset Allocation Class 1                                               26,560    22.49           597,331
American Funds Blue Chip Income and Growth Class 1                                    74,062    13.12           971,687
American Funds Bond Class 1                                                           73,184    10.73           785,260
American Funds Global Balanced Class 1                                                20,764    11.37           236,089
American Funds Global Bond Class 1                                                    91,716    11.88         1,089,580
American Funds Global Growth Class 1                                                   6,001    30.11           180,676
American Funds Global Growth Class 2                                              10,988,453    29.92       328,774,501
American Funds Global Growth and Income Class 1                                       13,502    12.53           169,175
American Funds Global Small Capitalization Class 1                                     6,669    25.69           171,326
American Funds Global Small Capitalization Class 2                                18,561,084    25.25       468,667,363
American Funds Growth Class 1                                                         23,315    78.54         1,831,146
American Funds Growth Class 2                                                     21,983,219    77.94     1,713,372,064
American Funds Growth-Income Class 1                                                  16,412    50.72           832,410
American Funds Growth-Income Class 2                                              43,041,245    50.40     2,169,278,728
American Funds High-Income Bond Class 1                                               30,868    11.13           343,557
American Funds International Class 1                                                  21,264    21.22           451,230
American Funds International Class 2                                              36,798,071    21.15       778,279,195
American Funds International Growth and Income Class 1                                46,801    17.48           818,086
American Funds Managed Risk Asset Allocation Class P1                                 31,963    11.93           381,315
American Funds Managed Risk Blue Chip Income and Growth Class P1                       1,102    11.05            12,177
American Funds Managed Risk Growth Class P1                                            4,480    11.43            51,204
American Funds Managed Risk Growth-Income Class P1                                       546    11.50             6,275
American Funds Mortgage Class 1                                                       30,773    10.23           314,805
American Funds New World Class 1                                                      26,615    25.08           667,516
American Funds U.S. Government/AAA-Rated Securities Class 1                           22,662    11.94           270,587
BlackRock Global Allocation V.I. Class I                                              53,259    17.61           937,885
BlackRock Global Allocation V.I. Class III                                        89,608,991    15.58     1,396,108,083
Delaware VIP Diversified Income Standard Class                                        53,484    10.53           563,186
Delaware VIP Diversified Income Service Class                                    135,611,543    10.47     1,419,852,853
Delaware VIP Emerging Markets Service Class                                       17,116,667    21.40       366,296,681
Delaware VIP High Yield Standard Class                                               827,647     6.19         5,123,133
Delaware VIP High Yield Service Class                                             36,394,328     6.17       224,553,004
Delaware VIP International Value Equity Standard Class                                17,866    12.19           217,789




SUBACCOUNT                                                                      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                         $     25,160,562
ABVPSF International Value Class B                                                         122
ABVPSF Large Cap Growth Class B                                                      6,120,853
ABVPSF Small/Mid Cap Value Class B                                                 151,830,803
American Funds Asset Allocation Class 1                                                552,995
American Funds Blue Chip Income and Growth Class 1                                     791,745
American Funds Bond Class 1                                                            804,073
American Funds Global Balanced Class 1                                                 228,804
American Funds Global Bond Class 1                                                   1,098,012
American Funds Global Growth Class 1                                                   161,473
American Funds Global Growth Class 2                                               228,715,605
American Funds Global Growth and Income Class 1                                        162,911
American Funds Global Small Capitalization Class 1                                     158,833
American Funds Global Small Capitalization Class 2                                 351,646,518
American Funds Growth Class 1                                                        1,655,512
American Funds Growth Class 2                                                    1,132,074,953
American Funds Growth-Income Class 1                                                   767,681
American Funds Growth-Income Class 2                                             1,468,527,476
American Funds High-Income Bond Class 1                                                353,643
American Funds International Class 1                                                   395,047
American Funds International Class 2                                               638,047,226
American Funds International Growth and Income Class 1                                 794,803
American Funds Managed Risk Asset Allocation Class P1                                  357,221
American Funds Managed Risk Blue Chip Income and Growth Class P1                        11,305
American Funds Managed Risk Growth Class P1                                             49,684
American Funds Managed Risk Growth-Income Class P1                                       6,128
American Funds Mortgage Class 1                                                        322,770
American Funds New World Class 1                                                       639,978
American Funds U.S. Government/AAA-Rated Securities Class 1                            280,099
BlackRock Global Allocation V.I. Class I                                               924,950
BlackRock Global Allocation V.I. Class III                                       1,269,679,866
Delaware VIP Diversified Income Standard Class                                         563,679
Delaware VIP Diversified Income Service Class                                    1,436,427,295
Delaware VIP Emerging Markets Service Class                                        328,010,555
Delaware VIP High Yield Standard Class                                               4,632,715
Delaware VIP High Yield Service Class                                              203,702,738
Delaware VIP International Value Equity Standard Class                                 242,995

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                          NET
                                                                             SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                   OWNED        VALUE      OF SHARES        COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income Standard Class                      91,567  $  9.86  $        902,849  $        905,376
Delaware VIP Limited-Term Diversified Income Service Class                  132,293,312     9.79     1,295,151,527     1,315,198,582
Delaware VIP REIT Standard Class                                                350,830    12.14         4,259,077         4,308,004
Delaware VIP REIT Service Class                                              11,577,478    12.12       140,319,025       137,557,811
Delaware VIP Small Cap Value Standard Class                                     193,144    41.72         8,057,972         4,904,522
Delaware VIP Small Cap Value Service Class                                    8,975,287    41.58       373,192,453       268,172,600
Delaware VIP Smid Cap Growth Standard Class                                     291,162    32.39         9,430,731         6,103,651
Delaware VIP Smid Cap Growth Service Class                                    5,420,812    31.33       169,834,038       127,716,002
Delaware VIP U.S. Growth Service Class                                       25,922,896    12.95       335,701,503       223,083,612
Delaware VIP Value Standard Class                                               283,860    26.09         7,405,899         5,105,436
Delaware VIP Value Service Class                                              9,612,349    26.03       250,209,448       183,303,992
DWS Alternative Asset Allocation VIP Class A                                     46,361    13.75           637,465           629,701
DWS Alternative Asset Allocation VIP Class B                                  3,856,147    13.74        52,983,463        52,168,266
DWS Equity 500 Index VIP Class A                                                433,975    19.01         8,249,869         5,356,362
DWS Small Cap Index VIP Class A                                                 300,602    17.69         5,317,654         3,645,181
Fidelity VIP Contrafund Service Class 2                                      33,994,442    33.77     1,147,992,319       826,311,475
Fidelity VIP Growth Initial Class                                                95,379    57.14         5,449,937         4,050,342
Fidelity VIP Growth Service Class 2                                           2,839,651    56.57       160,639,028       113,835,072
Fidelity VIP Mid Cap Service Class 2                                         15,948,726    35.60       567,774,633       485,059,783
FTVIPT Franklin Income Securities Class 2                                    39,670,437    16.07       637,503,925       587,514,653
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                               6    27.16               153               149
FTVIPT Mutual Shares Securities Class 2                                      37,975,928    21.63       821,419,318       606,184,840
FTVIPT Templeton Global Bond Securities Class 2                              28,046,035    18.60       521,656,250       490,763,070
FTVIPT Templeton Growth Securities Class 2                                    3,255,162    15.23        49,576,116        40,935,211
Goldman Sachs VIT Large Cap Value Service Class                              14,127,125    12.58       177,719,238       141,531,737
Huntington VA Balanced                                                          188,056    16.06         3,020,184         2,643,220
Huntington VA Dividend Capture                                                  106,076    12.55         1,331,256         1,143,417
Invesco V.I. American Franchise Series I                                         55,539    50.63         2,811,958         2,075,023
Invesco V.I. American Franchise Series II                                        27,205    49.58         1,348,830           997,432
Invesco V.I. Core Equity Series I                                               236,651    38.43         9,094,499         5,975,906
Invesco V.I. Core Equity Series II                                               65,509    38.03         2,491,305         1,659,496
Invesco V.I. International Growth Series I                                       80,472    35.32         2,842,272         1,600,623
Invesco V.I. International Growth Series II                                      65,799    34.88         2,295,074         1,509,311
Janus Aspen Balanced Service Class                                              584,302    31.72        18,534,046        15,538,422
Janus Aspen Enterprise Service Class                                            101,361    56.80         5,757,323         3,014,983
Janus Aspen Global Research Service Class                                        29,508    38.40         1,133,095           820,628
LVIP American Balanced Allocation Standard Class                                655,979    12.82         8,409,652         7,790,904
LVIP American Global Growth Service Class II                                  4,281,218    17.46        74,732,936        56,306,205
LVIP American Global Small Capitalization Service Class II                    4,306,756    15.31        65,953,657        52,289,662
LVIP American Growth Allocation Standard Class                                   49,019    13.30           651,811           583,936
LVIP American Growth Service Class II                                        14,818,823    18.12       268,457,791       197,213,887
LVIP American Growth-Income Service Class II                                 12,073,968    18.27       220,627,612       159,292,353
LVIP American Income Allocation Standard Class                                      113    11.94             1,344             1,315
LVIP American International Service Class II                                  9,386,728    14.57       136,727,075       111,235,399
LVIP American Preservation Standard Class                                        21,920     9.79           214,550           217,695
LVIP Baron Growth Opportunities Service Class                                 4,081,868    45.20       184,504,530       136,079,235
LVIP BlackRock Emerging Markets RPM Standard Class                                6,367     9.95            63,379            64,764
LVIP BlackRock Emerging Markets RPM Service Class                             9,095,167     9.96        90,560,574        91,937,129
LVIP BlackRock Equity Dividend RPM Standard Class                                 5,785    17.46           100,978            99,261
LVIP BlackRock Equity Dividend RPM Service Class                             17,578,379    17.43       306,461,458       279,307,092
LVIP BlackRock Global Allocation V.I. RPM Standard Class                         26,129    10.71           279,814           273,907
LVIP BlackRock Global Allocation V.I. RPM Service Class                      28,914,082    10.68       308,918,048       296,182,177
LVIP BlackRock Inflation Protected Bond Standard Class                           44,921    10.19           457,698           490,744
LVIP BlackRock Inflation Protected Bond Service Class                        74,105,769    10.16       753,211,040       819,811,555
LVIP Capital Growth Service Class                                             8,648,689    37.38       323,262,031       207,248,520
LVIP Clarion Global Real Estate Service Class                                11,645,933     8.68       101,098,340        85,698,691
LVIP Columbia Small-Mid Cap Growth RPM Service Class                         12,539,671    13.40       168,019,053       150,764,749
LVIP Delaware Bond Standard Class                                             9,042,968    13.47       121,772,609       120,126,658
LVIP Delaware Bond Service Class                                            181,648,429    13.47     2,446,077,748     2,492,268,545
LVIP Delaware Diversified Floating Rate Standard Class                           97,521    10.14           988,570           991,293
LVIP Delaware Diversified Floating Rate Service Class                        66,047,325    10.14       669,521,731       669,420,234

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                            NET
                                                                               SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                     OWNED        VALUE      OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Standard Class                     510,644  $ 15.63  $      7,980,848
LVIP Delaware Foundation Aggressive Allocation Service Class                    1,394,889    15.62        21,788,173
LVIP Delaware Growth and Income Service Class                                   1,080,317    42.11        45,488,902
LVIP Delaware Social Awareness Standard Class                                     228,641    42.84         9,795,190
LVIP Delaware Social Awareness Service Class                                    1,432,607    42.74        61,229,622
LVIP Delaware Special Opportunities Service Class                               1,231,612    41.28        50,842,175
LVIP Dimensional Non-U.S. Equity RPM Standard Class                               165,350    10.39         1,718,148
LVIP Dimensional Non-U.S. Equity RPM Service Class                              9,252,253    10.39        96,130,908
LVIP Dimensional U.S. Equity RPM Standard Class                                   167,745    13.65         2,289,546
LVIP Dimensional U.S. Equity RPM Service Class                                 12,108,364    13.65       165,218,620
LVIP Dimensional/Vanguard Total Bond Standard Class                               223,932    10.22         2,289,478
LVIP Dimensional/Vanguard Total Bond Service Class                             21,228,616    10.22       217,041,371
LVIP Global Income Service Class                                               44,456,242    11.41       507,023,444
LVIP JPMorgan High Yield Service Class                                         12,485,157    11.30       141,107,243
LVIP JPMorgan Mid Cap Value RPM Service Class                                  13,005,031    14.47       188,130,775
LVIP Managed Risk Profile 2010 Service Class                                      533,771    12.10         6,459,161
LVIP Managed Risk Profile 2020 Service Class                                    1,423,062    11.83        16,830,549
LVIP Managed Risk Profile 2030 Service Class                                      806,544    11.93         9,624,484
LVIP Managed Risk Profile 2040 Service Class                                      529,800    11.50         6,094,288
LVIP Managed Risk American Balanced Allocation Standard Class                      59,366    11.07           656,944
LVIP Managed Risk American Growth Allocation Standard Class                        40,084    11.65           466,895
LVIP Managed Risk Profile Conservative Service Class                           80,372,838    13.62     1,094,678,055
LVIP Managed Risk Profile Growth Standard Class                                   275,338    13.29         3,659,238
LVIP Managed Risk Profile Growth Service Class                                461,852,790    13.29     6,138,947,283
LVIP Managed Risk Profile Moderate Standard Class                                   3,641    13.82            50,307
LVIP Managed Risk Profile Moderate Service Class                              375,594,309    13.81     5,188,459,790
LVIP MFS International Growth Service Class                                    10,557,193    14.60       154,103,340
LVIP MFS International Growth RPM Service Class                                 3,378,212    10.20        34,440,867
LVIP MFS Value Service Class                                                   24,624,765    34.53       850,194,626
LVIP Mid-Cap Value Service Class                                                3,396,775    21.17        71,913,132
LVIP Mondrian International Value Standard Class                                  989,717    18.13        17,944,566
LVIP Mondrian International Value Service Class                                17,840,647    18.12       323,308,203
LVIP Money Market Standard Class                                                4,053,304    10.00        40,533,044
LVIP Money Market Service Class                                                28,018,868    10.00       280,188,684
LVIP SSgA Bond Index Standard Class                                                14,932    11.01           164,429
LVIP SSgA Bond Index Service Class                                             89,948,226    11.02       990,779,707
LVIP SSgA Conservative Index Allocation Service Class                           4,801,499    12.00        57,593,986
LVIP SSgA Conservative Structured Allocation Service Class                     16,253,038    11.68       189,851,737
LVIP SSgA Developed International 150 Standard Class                                2,630     9.49            24,965
LVIP SSgA Developed International 150 Service Class                            15,759,760     9.49       149,623,162
LVIP SSgA Emerging Markets 100 Standard Class                                      28,203     9.92           279,688
LVIP SSgA Emerging Markets 100 Service Class                                   17,976,173     9.92       178,269,702
LVIP SSgA Global Tactical Allocation RPM Standard Class                            16,984    11.78           200,136
LVIP SSgA Global Tactical Allocation RPM Service Class                         62,060,752    11.78       731,323,897
LVIP SSgA International Index Standard Class                                       17,989     9.46           170,140
LVIP SSgA International Index Service Class                                    31,850,891     9.46       301,309,431
LVIP SSgA Large Cap 100 Standard Class                                             54,729    14.47           791,929
LVIP SSgA Large Cap 100 Service Class                                          21,973,082    14.46       317,818,667
LVIP SSgA Large Cap RPM Standard Class                                                126    11.19             1,412
LVIP SSgA Large Cap RPM Service Class                                           2,290,189    11.19        25,634,086
LVIP SSgA Moderate Index Allocation Service Class                              13,530,275    12.90       174,581,135
LVIP SSgA Moderate Structured Allocation Service Class                         69,368,887    12.42       861,769,681
LVIP SSgA Moderately Aggressive Index Allocation Service Class                 12,185,969    13.17       160,537,956
LVIP SSgA Moderately Aggressive Structured Allocation Service Class            31,603,439    12.80       404,492,414
LVIP SSgA S&P 500 Index Standard Class                                          2,730,774    13.26        36,207,330
LVIP SSgA S&P 500 Index Service Class                                          63,338,206    13.26       840,054,622
LVIP SSgA Small-Cap Index Standard Class                                           22,947    26.72           613,190
LVIP SSgA Small-Cap Index Service Class                                        11,140,885    26.72       297,706,723
LVIP SSgA Small-Cap RPM Standard Class                                              3,429    11.69            40,067
LVIP SSgA Small-Cap RPM Service Class                                           2,290,245    11.68        26,759,224
LVIP SSgA Small-Mid Cap 200 Standard Class                                         51,502    15.39           792,826




SUBACCOUNT                                                                   COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Standard Class              $      6,765,256
LVIP Delaware Foundation Aggressive Allocation Service Class                     18,298,747
LVIP Delaware Growth and Income Service Class                                    33,678,536
LVIP Delaware Social Awareness Standard Class                                     6,635,559
LVIP Delaware Social Awareness Service Class                                     45,549,659
LVIP Delaware Special Opportunities Service Class                                44,409,875
LVIP Dimensional Non-U.S. Equity RPM Standard Class                               1,508,993
LVIP Dimensional Non-U.S. Equity RPM Service Class                               88,682,269
LVIP Dimensional U.S. Equity RPM Standard Class                                   1,944,604
LVIP Dimensional U.S. Equity RPM Service Class                                  141,841,388
LVIP Dimensional/Vanguard Total Bond Standard Class                               2,362,071
LVIP Dimensional/Vanguard Total Bond Service Class                              223,307,244
LVIP Global Income Service Class                                                513,161,692
LVIP JPMorgan High Yield Service Class                                          138,283,526
LVIP JPMorgan Mid Cap Value RPM Service Class                                   167,864,845
LVIP Managed Risk Profile 2010 Service Class                                      5,299,206
LVIP Managed Risk Profile 2020 Service Class                                     13,442,194
LVIP Managed Risk Profile 2030 Service Class                                      7,476,000
LVIP Managed Risk Profile 2040 Service Class                                      4,448,887
LVIP Managed Risk American Balanced Allocation Standard Class                       645,783
LVIP Managed Risk American Growth Allocation Standard Class                         453,543
LVIP Managed Risk Profile Conservative Service Class                          1,019,484,651
LVIP Managed Risk Profile Growth Standard Class                                   3,519,445
LVIP Managed Risk Profile Growth Service Class                                5,665,091,476
LVIP Managed Risk Profile Moderate Standard Class                                    50,193
LVIP Managed Risk Profile Moderate Service Class                              4,737,946,638
LVIP MFS International Growth Service Class                                     127,563,005
LVIP MFS International Growth RPM Service Class                                  33,654,274
LVIP MFS Value Service Class                                                    561,319,728
LVIP Mid-Cap Value Service Class                                                 48,766,994
LVIP Mondrian International Value Standard Class                                 16,114,496
LVIP Mondrian International Value Service Class                                 297,316,358
LVIP Money Market Standard Class                                                 40,533,043
LVIP Money Market Service Class                                                 280,188,684
LVIP SSgA Bond Index Standard Class                                                 168,158
LVIP SSgA Bond Index Service Class                                              987,448,978
LVIP SSgA Conservative Index Allocation Service Class                            54,011,222
LVIP SSgA Conservative Structured Allocation Service Class                      177,016,528
LVIP SSgA Developed International 150 Standard Class                                 23,938
LVIP SSgA Developed International 150 Service Class                             119,296,336
LVIP SSgA Emerging Markets 100 Standard Class                                       282,582
LVIP SSgA Emerging Markets 100 Service Class                                    187,822,613
LVIP SSgA Global Tactical Allocation RPM Standard Class                             197,239
LVIP SSgA Global Tactical Allocation RPM Service Class                          684,508,831
LVIP SSgA International Index Standard Class                                        150,146
LVIP SSgA International Index Service Class                                     241,907,085
LVIP SSgA Large Cap 100 Standard Class                                              762,405
LVIP SSgA Large Cap 100 Service Class                                           210,472,849
LVIP SSgA Large Cap RPM Standard Class                                                1,318
LVIP SSgA Large Cap RPM Service Class                                            24,358,138
LVIP SSgA Moderate Index Allocation Service Class                               153,888,664
LVIP SSgA Moderate Structured Allocation Service Class                          787,381,572
LVIP SSgA Moderately Aggressive Index Allocation Service Class                  138,871,593
LVIP SSgA Moderately Aggressive Structured Allocation Service Class             355,074,511
LVIP SSgA S&P 500 Index Standard Class                                           32,373,603
LVIP SSgA S&P 500 Index Service Class                                           609,177,405
LVIP SSgA Small-Cap Index Standard Class                                            542,441
LVIP SSgA Small-Cap Index Service Class                                         216,451,826
LVIP SSgA Small-Cap RPM Standard Class                                               39,415
LVIP SSgA Small-Cap RPM Service Class                                            25,444,055
LVIP SSgA Small-Mid Cap 200 Standard Class                                          784,561

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                          NET
                                                                             SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                   OWNED        VALUE      OF SHARES        COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Small-Mid Cap 200 Service Class                                     7,218,105  $ 15.39  $    111,072,203  $     84,319,426
LVIP T. Rowe Price Growth Stock Service Class                                 6,649,631    28.35       188,523,678       126,670,343
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     128,645    20.94         2,694,208         1,726,414
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                    4,296,483    20.39        87,622,483        62,041,710
LVIP Templeton Growth RPM Service Class                                      11,098,104    34.03       377,612,987       326,328,705
LVIP UBS Large Cap Growth RPM Standard Class                                     82,791    29.56         2,446,898         1,714,547
LVIP UBS Large Cap Growth RPM Service Class                                   5,483,524    29.19       160,064,077       129,544,586
LVIP Vanguard Domestic Equity ETF Standard Class                                 27,945    13.42           375,050           311,325
LVIP Vanguard Domestic Equity ETF Service Class                               6,056,344    13.42        81,270,075        65,268,944
LVIP Vanguard International Equity ETF Standard Class                            34,966    10.27           359,174           345,942
LVIP Vanguard International Equity ETF Service Class                          4,050,166    10.27        41,587,108        36,622,547
LVIP VIP Contrafund RPM Standard Class                                            9,844    11.46           112,803           110,712
LVIP VIP Contrafund RPM Service Class                                         8,296,762    11.46        95,072,594        89,736,172
Lord Abbett Fundamental Equity Class VC                                         819,857    21.03        17,241,592        13,631,962
MFS VIT Core Equity Service Class                                               124,574    23.48         2,924,999         1,774,371
MFS VIT Growth Initial Class                                                     87,323    39.07         3,411,724         2,375,306
MFS VIT Growth Service Class                                                  1,020,161    38.22        38,990,553        27,826,647
MFS VIT Total Return Initial Class                                              436,561    23.44        10,232,986         8,139,501
MFS VIT Utilities Initial Class                                                 338,558    31.88        10,793,240         7,753,482
MFS VIT Utilities Service Class                                               6,919,509    31.47       217,756,939       178,698,387
Morgan Stanley UIF Capital Growth Class II                                       65,771    30.39         1,998,769         1,261,504
NB AMT Mid Cap Intrinsic Value I Class                                        2,488,101    16.38        40,755,092        33,391,087
Oppenheimer Global Fund/VA Service Class                                        217,327    40.47         8,795,209         6,240,550
PIMCO VIT CommodityRealReturn Strategy Advisor Class                          2,036,522     6.05        12,320,958        15,672,196
Putnam VT Global Health Care Class IB                                           232,003    17.48         4,055,414         2,894,804
Putnam VT Growth & Income Class IB                                               72,917    23.91         1,743,437         1,438,518


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                      1,007,770       (732,446)        275,324
ABVPSF Growth and Income Class B                                                             136,041    (11,638,370)    (11,502,329)
ABVPSF International Value Class B                                                           419,929    (29,232,516)    (28,812,587)
ABVPSF Large Cap Growth Class B                                                               37,080       (182,309)       (145,229)
ABVPSF Small/Mid Cap Value Class B                                                         1,334,821     (1,027,126)        307,695
American Century VP Inflation Protection Class II                                            320,698    (34,524,390)    (34,203,692)
American Funds Asset Allocation Class 1                                                       44,765           (537)         44,228
American Funds Blue Chip Income and Growth Class 1                                            26,700         (8,624)         18,076
American Funds Bond Class 1                                                                   69,189           (250)         68,939
American Funds Global Balanced Class 1                                                        33,645        (16,500)         17,145
American Funds Global Bond Class 1                                                            86,305         (6,408)         79,897
American Funds Global Discovery Class 1                                                        1,319         (3,861)         (2,542)
American Funds Global Growth Class 1                                                           9,967           (482)          9,485
American Funds Global Growth Class 2                                                         497,976     (2,692,467)     (2,194,491)
American Funds Global Growth and Income Class 1                                               13,375           (188)         13,187
American Funds Global Small Capitalization Class 1                                             9,671            (99)          9,572
American Funds Global Small Capitalization Class 2                                           811,549     (3,415,687)     (2,604,138)
American Funds Growth Class 1                                                                 89,609         (5,047)         84,562
American Funds Growth Class 2                                                                576,428    (16,308,170)    (15,731,742)
American Funds Growth-Income Class 1                                                          42,610           (581)         42,029
American Funds Growth-Income Class 2                                                         999,286    (18,468,231)    (17,468,945)
American Funds High-Income Bond Class 1                                                       18,770         (3,889)         14,881
American Funds International Class 1                                                          17,638         (1,398)         16,240
American Funds International Class 2                                                       2,638,797     (4,861,223)     (2,222,426)
American Funds International Growth and Income Class 1                                        70,549         (2,113)         68,436
American Funds Managed Risk Asset Allocation Class P1                                         31,144            (85)         31,059
American Funds Managed Risk Blue Chip Income and Growth Class P1                               1,111             --           1,111

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                              UNITS      UNITS         NET INCREASE
                                                                                              ISSUED     REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth Class P1                                                       4,689          (52)         4,637
American Funds Managed Risk Growth-Income Class P1                                                  558           --            558
American Funds Mortgage Class 1                                                                  17,300         (364)        16,936
American Funds New World Class 1                                                                 60,905       (1,566)        59,339
American Funds U.S. Government/AAA-Rated Securities Class 1                                      53,520      (32,963)        20,557
BlackRock Global Allocation V.I. Class I                                                         58,920       (2,061)        56,859
BlackRock Global Allocation V.I. Class III                                                    5,119,205   (6,950,769)    (1,831,564)
Delaware VIP Diversified Income Standard Class                                                   42,589       (3,308)        39,281
Delaware VIP Diversified Income Service Class                                                11,452,989   (6,711,208)     4,741,781
Delaware VIP Emerging Markets Service Class                                                   1,644,094   (2,241,909)      (597,815)
Delaware VIP High Yield Standard Class                                                           11,612     (309,309)      (297,697)
Delaware VIP High Yield Service Class                                                           769,931   (2,827,222)    (2,057,291)
Delaware VIP International Value Equity Standard Class                                               10       (2,098)        (2,088)
Delaware VIP Limited-Term Diversified Income Standard Class                                      85,605       (6,058)        79,547
Delaware VIP Limited-Term Diversified Income Service Class                                   25,626,456   (5,328,322)    20,298,134
Delaware VIP REIT Standard Class                                                                 17,647      (21,385)        (3,738)
Delaware VIP REIT Service Class                                                                 898,966   (1,378,183)      (479,217)
Delaware VIP Small Cap Value Standard Class                                                       7,936      (42,465)       (34,529)
Delaware VIP Small Cap Value Service Class                                                      811,684   (3,025,839)    (2,214,155)
Delaware VIP Smid Cap Growth Standard Class                                                      14,036      (55,228)       (41,192)
Delaware VIP Smid Cap Growth Service Class                                                      780,327   (1,372,425)      (592,098)
Delaware VIP U.S. Growth Service Class                                                        1,023,034   (2,798,494)    (1,775,460)
Delaware VIP Value Standard Class                                                                48,375      (56,870)        (8,495)
Delaware VIP Value Service Class                                                              2,445,541   (2,034,354)       411,187
DWS Alternative Asset Allocation VIP Class A                                                     53,028       (3,635)        49,393
DWS Alternative Asset Allocation VIP Class B                                                    829,506     (472,130)       357,376
DWS Equity 500 Index VIP Class A                                                                 20,914   (1,054,486)    (1,033,572)
DWS Equity 500 Index VIP Class B                                                                 51,513   (1,796,612)    (1,745,099)
DWS Small Cap Index VIP Class A                                                                   5,677      (45,441)       (39,764)
DWS Small Cap Index VIP Class B                                                                  26,502     (742,763)      (716,261)
Fidelity VIP Contrafund Service Class 2                                                       1,201,301   (6,594,049)    (5,392,748)
Fidelity VIP Equity-Income Initial Class                                                            847     (418,163)      (417,316)
Fidelity VIP Equity-Income Service Class 2                                                        8,722   (2,322,432)    (2,313,710)
Fidelity VIP Growth Initial Class                                                                 4,011      (58,876)       (54,865)
Fidelity VIP Growth Service Class 2                                                           1,061,145   (1,740,652)      (679,507)
Fidelity VIP Mid Cap Service Class 2                                                          1,414,942   (5,120,110)    (3,705,168)
Fidelity VIP Overseas Initial Class                                                               1,346     (118,742)      (117,396)
Fidelity VIP Overseas Service Class 2                                                           113,460   (5,488,971)    (5,375,511)
FTVIPT Franklin Income Securities Class 2                                                     2,513,912   (4,019,263)    (1,505,351)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                          94,897   (7,045,031)    (6,950,134)
FTVIPT Mutual Shares Securities Class 2                                                       1,915,849   (8,405,477)    (6,489,628)
FTVIPT Templeton Global Bond Securities Class 2                                                 999,132   (3,574,022)    (2,574,890)
FTVIPT Templeton Growth Securities Class 2                                                      168,752     (767,269)      (598,517)
Goldman Sachs VIT Large Cap Value Service Class                                                  18,271   (1,878,584)    (1,860,313)
Huntington VA Balanced                                                                           19,585      (25,560)        (5,975)
Huntington VA Dividend Capture                                                                   19,026      (20,671)        (1,645)
Invesco V.I. American Franchise Series I                                                          6,048      (76,138)       (70,090)
Invesco V.I. American Franchise Series II                                                         2,006      (19,425)       (17,419)
Invesco V.I. Core Equity Series I                                                                 3,298     (113,654)      (110,356)
Invesco V.I. Core Equity Series II                                                                4,250      (30,801)       (26,551)
Invesco V.I. International Growth Series I                                                        4,750      (28,580)       (23,830)
Invesco V.I. International Growth Series II                                                       9,819      (15,466)        (5,647)
Janus Aspen Balanced Service Class                                                               70,102     (174,318)      (104,216)
Janus Aspen Enterprise Service Class                                                             10,778      (72,298)       (61,520)
Janus Aspen Global Research Service Class                                                        15,586      (24,091)        (8,505)
LVIP American Balanced Allocation Standard Class                                                690,285       (5,516)       684,769
LVIP American Global Growth Service Class II                                                    869,379     (356,556)       512,823
LVIP American Global Small Capitalization Service Class II                                      595,985     (470,198)       125,787
LVIP American Growth Allocation Standard Class                                                   23,752         (464)        23,288
LVIP American Growth Service Class II                                                         1,694,714   (1,180,752)       513,962
LVIP American Growth-Income Service Class II                                                  1,529,512   (1,026,135)       503,377
LVIP American Income Allocation Standard Class                                                      116           --            116

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP American International Service Class II                                               1,051,544       (863,732)        187,812
LVIP American Preservation Standard Class                                                     24,424         (2,462)         21,962
LVIP Baron Growth Opportunities Service Class                                              2,076,627     (1,132,064)        944,563
LVIP BlackRock Emerging Markets RPM Standard Class                                             6,581           (244)          6,337
LVIP BlackRock Emerging Markets RPM Service Class                                          8,568,857        (43,581)      8,525,276
LVIP BlackRock Equity Dividend RPM Standard Class                                              5,264            (30)          5,234
LVIP BlackRock Equity Dividend RPM Service Class                                          18,391,938        (93,841)     18,298,097
LVIP BlackRock Global Allocation V.I. RPM Standard Class                                      26,793            (34)         26,759
LVIP BlackRock Global Allocation V.I. RPM Service Class                                   29,999,735             --      29,999,735
LVIP BlackRock Inflation Protected Bond Standard Class                                        29,350        (15,038)         14,312
LVIP BlackRock Inflation Protected Bond Service Class                                     48,122,497     (7,810,205)     40,312,292
LVIP Capital Growth Service Class                                                            444,069     (3,380,506)     (2,936,437)
LVIP Clarion Global Real Estate Service Class                                              1,963,667     (1,483,016)        480,651
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                      10,314,090        (26,160)     10,287,930
LVIP Delaware Bond Standard Class                                                             83,946     (1,478,138)     (1,394,192)
LVIP Delaware Bond Service Class                                                          21,138,059     (3,970,698)     17,167,361
LVIP Delaware Diversified Floating Rate Standard Class                                        96,051         (3,044)         93,007
LVIP Delaware Diversified Floating Rate Service Class                                     48,768,651       (770,272)     47,998,379
LVIP Delaware Foundation Aggressive Allocation Standard Class                                 11,937       (152,777)       (140,840)
LVIP Delaware Foundation Aggressive Allocation Service Class                                 249,927       (452,057)       (202,130)
LVIP Delaware Growth and Income Service Class                                                434,195       (540,877)       (106,682)
LVIP Delaware Social Awareness Standard Class                                                 28,339       (137,190)       (108,851)
LVIP Delaware Social Awareness Service Class                                                 598,032       (461,591)        136,441
LVIP Delaware Special Opportunities Service Class                                            919,075       (844,742)         74,333
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                           73,877         (6,223)         67,654
LVIP Dimensional Non-U.S. Equity RPM Service Class                                         6,094,652       (161,023)      5,933,629
LVIP Dimensional U.S. Equity RPM Standard Class                                               95,307        (15,477)         79,830
LVIP Dimensional U.S. Equity RPM Service Class                                             8,101,282       (471,981)      7,629,301
LVIP Dimensional/Vanguard Total Bond Standard Class                                          136,083         (7,741)        128,342
LVIP Dimensional/Vanguard Total Bond Service Class                                        10,335,816       (823,081)      9,512,735
LVIP Global Income Service Class                                                           5,822,436     (1,739,417)      4,083,019
LVIP JPMorgan High Yield Service Class                                                     4,721,265     (3,748,108)        973,157
LVIP JPMorgan Mid Cap Value RPM Service Class                                             12,277,786        (36,931)     12,240,855
LVIP Managed Risk Profile 2010 Service Class                                                 140,135       (258,986)       (118,851)
LVIP Managed Risk Profile 2020 Service Class                                                 217,884       (260,035)        (42,151)
LVIP Managed Risk Profile 2030 Service Class                                                 134,139       (313,562)       (179,423)
LVIP Managed Risk Profile 2040 Service Class                                                 132,523       (158,699)        (26,176)
LVIP Managed Risk American Balanced Allocation Standard Class                                 57,511           (298)         57,213
LVIP Managed Risk American Growth Allocation Standard Class                                   39,339           (237)         39,102
LVIP Managed Risk Profile Conservative Standard Class                                             --         (3,663)         (3,663)
LVIP Managed Risk Profile Conservative Service Class                                      23,921,934     (7,428,410)     16,493,524
LVIP Managed Risk Profile Growth Standard Class                                              227,949         (4,983)        222,966
LVIP Managed Risk Profile Growth Service Class                                           262,634,169       (666,215)    261,967,954
LVIP Managed Risk Profile Moderate Standard Class                                              3,288            (36)          3,252
LVIP Managed Risk Profile Moderate Service Class                                         168,818,021     (4,612,999)    164,205,022
LVIP MFS International Growth Service Class                                                2,085,108     (1,606,545)        478,563
LVIP MFS International Growth RPM Service Class                                            3,474,536         (7,106)      3,467,430
LVIP MFS Value Service Class                                                               2,727,011     (6,621,609)     (3,894,598)
LVIP Mid-Cap Value Service Class                                                             870,542     (1,272,187)       (401,645)
LVIP Mondrian International Value Standard Class                                             167,852       (171,269)         (3,417)
LVIP Mondrian International Value Service Class                                           17,768,572     (2,404,699)     15,363,873
LVIP Money Market Standard Class                                                           3,742,562     (4,480,953)       (738,391)
LVIP Money Market Service Class                                                           25,328,500    (29,705,929)     (4,377,429)
LVIP SSgA Bond Index Standard Class                                                           12,827           (586)         12,241
LVIP SSgA Bond Index Service Class                                                         7,981,033     (4,587,534)      3,393,499
LVIP SSgA Conservative Index Allocation Service Class                                      1,503,236     (1,601,823)        (98,587)
LVIP SSgA Conservative Structured Allocation Service Class                                 1,109,000     (2,724,646)     (1,615,646)
LVIP SSgA Developed International 150 Standard Class                                           2,043           (179)          1,864
LVIP SSgA Developed International 150 Service Class                                          656,413     (2,373,728)     (1,717,315)
LVIP SSgA Emerging Markets 100 Standard Class                                                 12,688         (1,559)         11,129
LVIP SSgA Emerging Markets 100 Service Class                                               2,855,653     (2,078,008)        777,645
LVIP SSgA Global Tactical Allocation RPM Standard Class                                       10,231         (1,548)          8,683

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Global Tactical Allocation RPM Service Class                                    31,018,109     (3,875,850)     27,142,259
LVIP SSgA International Index Standard Class                                                   8,627           (619)          8,008
LVIP SSgA International Index Service Class                                                9,183,871     (3,810,363)      5,373,508
LVIP SSgA Large Cap 100 Standard Class                                                        47,447         (4,198)         43,249
LVIP SSgA Large Cap 100 Service Class                                                        621,432     (4,076,445)     (3,455,013)
LVIP SSgA Large Cap RPM Standard Class                                                           129             --             129
LVIP SSgA Large Cap RPM Service Class                                                      2,390,286         (5,152)      2,385,134
LVIP SSgA Moderate Index Allocation Service Class                                          3,205,321     (1,206,222)      1,999,099
LVIP SSgA Moderate Structured Allocation Service Class                                    27,242,848     (5,627,914)     21,614,934
LVIP SSgA Moderately Aggressive Index Allocation Service Class                             2,825,462     (1,537,687)      1,287,775
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                        2,653,099     (2,601,180)         51,919
LVIP SSgA S&P 500 Index Standard Class                                                     2,568,909       (269,286)      2,299,623
LVIP SSgA S&P 500 Index Service Class                                                     21,721,590     (8,415,983)     13,305,607
LVIP SSgA Small-Cap Index Standard Class                                                      25,856         (1,579)         24,277
LVIP SSgA Small-Cap Index Service Class                                                   11,974,475     (4,084,885)      7,889,590
LVIP SSgA Small-Cap RPM Standard Class                                                         3,565             --           3,565
LVIP SSgA Small-Cap RPM Service Class                                                      2,443,657         (7,657)      2,436,000
LVIP SSgA Small-Mid Cap 200 Standard Class                                                    39,583         (2,135)         37,448
LVIP SSgA Small-Mid Cap 200 Service Class                                                    406,820     (1,074,086)       (667,266)
LVIP T. Rowe Price Growth Stock Service Class                                              1,566,435     (2,097,026)       (530,591)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                   42,419        (56,522)        (14,103)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                   600,363     (1,339,345)       (738,982)
LVIP Templeton Growth RPM Service Class                                                   18,882,252       (208,265)     18,673,987
LVIP UBS Large Cap Growth RPM Standard Class                                                  30,130        (48,538)        (18,408)
LVIP UBS Large Cap Growth RPM Service Class                                                5,520,413       (128,456)      5,391,957
LVIP Vanguard Domestic Equity ETF Standard Class                                              20,036         (3,185)         16,851
LVIP Vanguard Domestic Equity ETF Service Class                                            2,212,463       (446,285)      1,766,178
LVIP Vanguard International Equity ETF Standard Class                                         28,598         (2,341)         26,257
LVIP Vanguard International Equity ETF Service Class                                       1,426,823       (322,451)      1,104,372
LVIP VIP Contrafund RPM Standard Class                                                        10,201            (51)         10,150
LVIP VIP Contrafund RPM Service Class                                                      8,656,233             --       8,656,233
Lord Abbett Fundamental Equity Class VC                                                       27,900       (165,462)       (137,562)
MFS VIT Core Equity Service Class                                                             26,243        (29,156)         (2,913)
MFS VIT Growth Initial Class                                                                   5,330        (21,358)        (16,028)
MFS VIT Growth Service Class                                                                 652,328       (295,603)        356,725
MFS VIT Total Return Initial Class                                                             5,294       (123,952)       (118,658)
MFS VIT Total Return Service Class                                                           100,646    (21,260,093)    (21,159,447)
MFS VIT Utilities Initial Class                                                                8,183        (47,080)        (38,897)
MFS VIT Utilities Service Class                                                              627,068     (1,480,390)       (853,322)
Morgan Stanley UIF Capital Growth Class II                                                    10,666        (20,900)        (10,234)
NB AMT Mid Cap Growth I Class                                                                 34,239     (2,026,956)     (1,992,717)
NB AMT Mid Cap Intrinsic Value I Class                                                        87,108       (440,093)       (352,985)
Oppenheimer Global Fund/VA Service Class                                                      21,287        (58,544)        (37,257)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                         255,642       (207,740)         47,902
Putnam VT Global Health Care Class IB                                                         43,002       (197,418)       (154,416)
Putnam VT Growth & Income Class IB                                                            16,043        (14,349)          1,694

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                              UNITS      UNITS         NET INCREASE
                                                                                              ISSUED     REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                           635,412     (866,816)      (231,404)
ABVPSF Growth and Income Class B                                                              1,564,978   (2,671,075)    (1,106,097)
ABVPSF International Value Class B                                                            2,708,571   (3,947,234)    (1,238,663)
ABVPSF Large Cap Growth Class B                                                                  38,261     (318,331)      (280,070)
ABVPSF Small/Mid Cap Value Class B                                                              797,699   (1,242,906)      (445,207)
American Century VP Inflation Protection Class II                                             2,079,621   (4,524,181)    (2,444,560)
American Funds Blue Chip Income and Growth Class 1                                               54,563       (2,838)        51,725
American Funds Bond Class 1                                                                       9,211          (57)         9,154
American Funds Global Balanced Class 1                                                            2,808          (55)         2,753
American Funds Global Bond Class 1                                                               29,600       (2,336)        27,264
American Funds Global Discovery Class 1                                                           2,904         (362)         2,542

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Class 1                                                             477             --             477
American Funds Global Growth Class 2                                                         817,405     (3,257,367)     (2,439,962)
American Funds Global Small Capitalization Class 2                                         3,233,892     (2,780,332)        453,560
American Funds Growth Class 1                                                                 11,808           (452)         11,356
American Funds Growth Class 2                                                                822,530    (18,557,057)    (17,734,527)
American Funds Growth-Income Class 1                                                             480             --             480
American Funds Growth-Income Class 2                                                       5,449,430    (17,043,986)    (11,594,556)
American Funds High-Income Bond Class 1                                                       15,982           (197)         15,785
American Funds International Class 1                                                          12,758           (246)         12,512
American Funds International Class 2                                                       5,624,496     (5,387,259)        237,237
American Funds Mortgage Class 1                                                               16,281         (2,173)         14,108
American Funds New World Class 1                                                               2,817            (77)          2,740
American Funds U.S. Government/AAA-Rated Securities Class 1                                    6,217            (84)          6,133
BlackRock Global Allocation V.I. Class I                                                       5,032             --           5,032
BlackRock Global Allocation V.I. Class III                                                16,837,972     (5,498,317)     11,339,655
Delaware VIP Diversified Income Standard Class                                                 4,298             --           4,298
Delaware VIP Diversified Income Service Class                                             15,456,691     (4,933,861)     10,522,830
Delaware VIP Emerging Markets Service Class                                                2,887,964     (2,549,639)        338,325
Delaware VIP High Yield Standard Class                                                       296,421        (73,251)        223,170
Delaware VIP High Yield Service Class                                                      1,274,222     (2,902,564)     (1,628,342)
Delaware VIP International Value Equity Standard Class                                         1,322         (3,632)         (2,310)
Delaware VIP Limited-Term Diversified Income Standard Class                                    6,943            (57)          6,886
Delaware VIP Limited-Term Diversified Income Service Class                                20,447,252     (4,340,148)     16,107,104
Delaware VIP REIT Standard Class                                                               4,222        (34,109)        (29,887)
Delaware VIP REIT Service Class                                                            1,857,309     (1,219,055)        638,254
Delaware VIP Small Cap Value Standard Class                                                    3,208        (50,193)        (46,985)
Delaware VIP Small Cap Value Service Class                                                 2,421,783     (4,316,434)     (1,894,651)
Delaware VIP Smid Cap Growth Standard Class                                                   10,457        (72,179)        (61,722)
Delaware VIP Smid Cap Growth Service Class                                                 2,950,008     (2,668,137)        281,871
Delaware VIP U.S. Growth Service Class                                                     5,912,546     (5,188,757)        723,789
Delaware VIP Value Standard Class                                                             23,126        (78,818)        (55,692)
Delaware VIP Value Service Class                                                           3,048,978     (2,132,304)        916,674
DWS Alternative Asset Allocation VIP Class A                                                   3,150            (17)          3,133
DWS Alternative Asset Allocation VIP Class B                                                 997,400       (371,292)        626,108
DWS Equity 500 Index VIP Class A                                                             107,627       (299,282)       (191,655)
DWS Equity 500 Index VIP Class B                                                             244,421       (567,792)       (323,371)
DWS Small Cap Index VIP Class A                                                                8,206        (60,984)        (52,778)
DWS Small Cap Index VIP Class B                                                               66,468       (247,452)       (180,984)
Fidelity VIP Contrafund Service Class 2                                                    3,665,701     (6,399,819)     (2,734,118)
Fidelity VIP Equity-Income Initial Class                                                      20,050        (71,040)        (50,990)
Fidelity VIP Equity-Income Service Class 2                                                    59,492       (607,576)       (548,084)
Fidelity VIP Growth Initial Class                                                             10,047        (70,318)        (60,271)
Fidelity VIP Growth Service Class 2                                                        3,848,101     (3,811,244)         36,857
Fidelity VIP Mid Cap Service Class 2                                                       4,019,384     (3,913,249)        106,135
Fidelity VIP Overseas Initial Class                                                            6,774        (42,562)        (35,788)
Fidelity VIP Overseas Service Class 2                                                        253,094     (1,498,861)     (1,245,767)
FTVIPT Franklin Income Securities Class 2                                                  4,120,611     (4,091,000)         29,611
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                      650,895     (1,632,982)       (982,087)
FTVIPT Mutual Shares Securities Class 2                                                    7,666,854     (6,251,775)      1,415,079
FTVIPT Templeton Global Bond Securities Class 2                                              516,334     (5,075,248)     (4,558,914)
FTVIPT Templeton Growth Securities Class 2                                                   237,035       (981,200)       (744,165)
Goldman Sachs VIT Large Cap Value Service Class                                              110,367     (1,858,516)     (1,748,149)
Huntington VA Balanced                                                                       180,607        (16,516)        164,091
Huntington VA Dividend Capture                                                                87,797        (14,342)         73,455
Invesco V.I. American Franchise Series I                                                     417,720        (28,932)        388,788
Invesco V.I. American Franchise Series II                                                    136,982        (17,874)        119,108
Invesco V.I. Capital Appreciation Series I                                                       901       (431,402)       (430,501)
Invesco V.I. Capital Appreciation Series II                                                    2,481       (140,252)       (137,771)
Invesco V.I. Core Equity Series I                                                             14,158       (177,407)       (163,249)
Invesco V.I. Core Equity Series II                                                             1,002        (69,392)        (68,390)
Invesco V.I. International Growth Series I                                                     2,303        (26,613)        (24,310)
Invesco V.I. International Growth Series II                                                    6,476        (46,685)        (40,209)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Service Class                                                            44,942       (301,753)       (256,811)
Janus Aspen Enterprise Service Class                                                          16,721        (96,148)        (79,427)
Janus Aspen Global Research Service Class                                                      9,704        (29,114)        (19,410)
LVIP American Balanced Allocation Standard Class                                              10,351            (50)         10,301
LVIP American Global Growth Service Class II                                               1,256,813       (306,131)        950,682
LVIP American Global Small Capitalization Service Class II                                 1,299,693       (331,190)        968,503
LVIP American Growth Allocation Standard Class                                                29,945           (235)         29,710
LVIP American Growth Service Class II                                                      5,325,750     (1,637,321)      3,688,429
LVIP American Growth-Income Service Class II                                               4,049,405       (597,587)      3,451,818
LVIP American International Service Class II                                               3,055,237       (579,057)      2,476,180
LVIP Baron Growth Opportunities Service Class                                              1,577,658     (1,108,138)        469,520
LVIP BlackRock Emerging Markets RPM Service Class                                            666,865             --         666,865
LVIP BlackRock Equity Dividend RPM Service Class                                           3,341,630       (583,160)      2,758,470
LVIP BlackRock Inflation Protected Bond Standard Class                                        29,771         (1,563)         28,208
LVIP BlackRock Inflation Protected Bond Service Class                                     12,888,248     (1,479,678)     11,408,570
LVIP Capital Growth Service Class                                                          6,291,888     (2,826,349)      3,465,539
LVIP Clarion Global Real Estate Service Class                                              1,891,972     (2,144,712)       (252,740)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                       1,506,315       (992,372)        513,943
LVIP Delaware Bond Standard Class                                                            209,595     (1,845,658)     (1,636,063)
LVIP Delaware Bond Service Class                                                          32,715,903     (6,673,709)     26,042,194
LVIP Delaware Diversified Floating Rate Standard Class                                         4,391            (75)          4,316
LVIP Delaware Diversified Floating Rate Service Class                                      8,163,466     (1,581,575)      6,581,891
LVIP Delaware Foundation Aggressive Allocation Standard Class                                  4,395       (169,181)       (164,786)
LVIP Delaware Foundation Aggressive Allocation Service Class                                 229,566       (529,966)       (300,400)
LVIP Delaware Growth and Income Service Class                                                937,674     (1,345,216)       (407,542)
LVIP Delaware Social Awareness Standard Class                                                  8,171       (131,078)       (122,907)
LVIP Delaware Social Awareness Service Class                                                 224,219       (542,152)       (317,933)
LVIP Delaware Special Opportunities Service Class                                          1,515,316     (2,093,704)       (578,388)
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                           77,947         (4,697)         73,250
LVIP Dimensional Non-U.S. Equity RPM Service Class                                         1,547,325       (302,075)      1,245,250
LVIP Dimensional U.S. Equity RPM Standard Class                                               75,930         (2,342)         73,588
LVIP Dimensional U.S. Equity RPM Service Class                                             2,401,972       (455,050)      1,946,922
LVIP Dimensional/Vanguard Total Bond Standard Class                                           95,891        (11,687)         84,204
LVIP Dimensional/Vanguard Total Bond Service Class                                         8,749,985     (1,433,613)      7,316,372
LVIP Global Income Service Class                                                           8,058,061     (2,411,010)      5,647,051
LVIP JPMorgan High Yield Service Class                                                     5,071,211     (1,907,251)      3,163,960
LVIP JPMorgan Mid Cap Value RPM Service Class                                              1,345,278       (555,570)        789,708
LVIP Managed Risk Profile 2010 Service Class                                                 118,882       (211,428)        (92,546)
LVIP Managed Risk Profile 2020 Service Class                                                  71,118       (241,279)       (170,161)
LVIP Managed Risk Profile 2030 Service Class                                                 151,243       (160,094)         (8,851)
LVIP Managed Risk Profile 2040 Service Class                                                  36,876        (76,344)        (39,468)
LVIP Managed Risk Profile Conservative Standard Class                                          3,736            (73)          3,663
LVIP Managed Risk Profile Conservative Service Class                                      27,585,699     (1,436,407)     26,149,292
LVIP Managed Risk Profile Growth Standard Class                                               14,877        (14,877)             --
LVIP Managed Risk Profile Growth Service Class                                           132,902,947       (484,381)    132,418,566
LVIP Managed Risk Profile Moderate Service Class                                         114,370,181     (1,038,841)    113,331,340
LVIP MFS International Growth Service Class                                                1,570,406     (1,587,314)        (16,908)
LVIP MFS Value Service Class                                                               9,320,607     (6,651,738)      2,668,869
LVIP Mid-Cap Value Service Class                                                           1,503,422     (1,059,869)        443,553
LVIP Mondrian International Value Standard Class                                              27,609       (212,995)       (185,386)
LVIP Mondrian International Value Service Class                                              862,616       (897,596)        (34,980)
LVIP Money Market Standard Class                                                           2,656,810     (3,743,358)     (1,086,548)
LVIP Money Market Service Class                                                           17,532,050    (20,126,670)     (2,594,620)
LVIP SSgA Bond Index Standard Class                                                            6,345         (4,089)          2,256
LVIP SSgA Bond Index Service Class                                                         9,327,482     (6,932,028)      2,395,454
LVIP SSgA Conservative Index Allocation Service Class                                      2,566,839       (656,689)      1,910,150
LVIP SSgA Conservative Structured Allocation Service Class                                 6,463,222     (2,297,319)      4,165,903
LVIP SSgA Developed International 150 Service Class                                        1,807,283     (2,190,429)       (383,146)
LVIP SSgA Emerging Markets 100 Standard Class                                                  5,854           (485)          5,369
LVIP SSgA Emerging Markets 100 Service Class                                               2,812,255     (2,474,360)        337,895
LVIP SSgA Global Tactical Allocation RPM Standard Class                                        4,351             --           4,351
LVIP SSgA Global Tactical Allocation RPM Service Class                                    12,300,563     (2,253,108)     10,047,455

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                              UNITS      UNITS         NET INCREASE
                                                                                              ISSUED     REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA International Index Standard Class                                                      2,621         (136)         2,485
LVIP SSgA International Index Service Class                                                   2,066,671   (3,689,380)    (1,622,709)
LVIP SSgA Large Cap 100 Standard Class                                                              210           --            210
LVIP SSgA Large Cap 100 Service Class                                                         1,066,091   (3,701,939)    (2,635,848)
LVIP SSgA Moderate Index Allocation Service Class                                             6,014,765     (847,500)     5,167,265
LVIP SSgA Moderate Structured Allocation Service Class                                       17,835,874   (2,267,263)    15,568,611
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                4,629,496     (710,352)     3,919,144
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                          10,282,018   (1,634,439)     8,647,579
LVIP SSgA S&P 500 Index Standard Class                                                           66,526     (117,067)       (50,541)
LVIP SSgA S&P 500 Index Service Class                                                         9,910,317   (7,670,605)     2,239,712
LVIP SSgA Small-Cap Index Standard Class                                                          3,325         (364)         2,961
LVIP SSgA Small-Cap Index Service Class                                                       2,761,206   (2,779,540)       (18,334)
LVIP SSgA Small-Mid Cap 200 Standard Class                                                        1,279         (150)         1,129
LVIP SSgA Small-Mid Cap 200 Service Class                                                       488,419     (938,131)      (449,712)
LVIP T. Rowe Price Growth Stock Service Class                                                 5,825,422   (1,547,668)     4,277,754
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                      28,527      (39,315)       (10,788)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                    2,117,012   (1,437,002)       680,010
LVIP Templeton Growth RPM Service Class                                                       3,673,763   (2,221,033)     1,452,730
LVIP UBS Large Cap Growth RPM Standard Class                                                     35,323      (48,118)       (12,795)
LVIP UBS Large Cap Growth RPM Service Class                                                   1,058,699     (676,353)       382,346
LVIP Vanguard Domestic Equity ETF Standard Class                                                 11,002         (583)        10,419
LVIP Vanguard Domestic Equity ETF Service Class                                               3,043,661     (371,229)     2,672,432
LVIP Vanguard International Equity ETF Standard Class                                             6,374         (567)         5,807
LVIP Vanguard International Equity ETF Service Class                                          1,845,290     (238,097)     1,607,193
Lord Abbett Fundamental Equity Class VC                                                          99,666     (157,629)       (57,963)
MFS VIT Core Equity Service Class                                                                 8,840      (37,365)       (28,525)
MFS VIT Growth Initial Class                                                                      1,173      (24,221)       (23,048)
MFS VIT Growth Service Class                                                                  1,132,648     (920,511)       212,137
MFS VIT Total Return Initial Class                                                                3,626     (133,538)      (129,912)
MFS VIT Total Return Service Class                                                              437,042   (3,022,375)    (2,585,333)
MFS VIT Utilities Initial Class                                                                   8,813      (78,442)       (69,629)
MFS VIT Utilities Service Class                                                               1,218,837   (1,421,088)      (202,251)
Morgan Stanley UIF Capital Growth Class II                                                        7,778      (10,881)        (3,103)
NB AMT Mid Cap Growth I Class                                                                   117,600     (674,753)      (557,153)
NB AMT Mid Cap Intrinsic Value I Class                                                           68,532     (550,393)      (481,861)
Oppenheimer Global Fund/VA Service Class                                                         60,107      (98,045)       (37,938)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                            522,420     (581,679)       (59,259)
Putnam VT Global Health Care Class IB                                                           253,765     (114,334)       139,431
Putnam VT Growth & Income Class IB                                                                4,662      (31,418)       (26,756)


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of The Lincoln National Life Insurance Company
     and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
April 1, 2014

                                     PART A

The prospectuses for the ChoicePlus Assurance (A Share/A Class) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-138190) filed on April 9, 2013.

                                     PART B

The Statement of Additional Information for the ChoicePlus Assurance (A Share/A Class) variable annuity contract are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-138190) filed on April 9, 2013.

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-138190) filed on April 9, 2013.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013
     Statement of Operations - Year ended December 31, 2013
     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012
     Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2013 and 2012 Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
     Consolidated Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011
     Consolidated Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011
     Notes to Consolidated Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

     (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29,
   1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5
   (File No. 333-40937) filed on April 19, 2000.

   (d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (f) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 25, 2006.

     (b) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8,
2001.

   (c) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (d) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15,
   2006.

   (e) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (f) Roth IRA Endorsement (5305) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (g) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (h) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (i) EGMDB prorate Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (j) GOP prorate Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (k) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on
   June 9, 2004.

   (l) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

   (m) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (n) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (o) Contract Benefit Data for Account Value Death Benefit (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (p) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (q) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (r) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (s) Form of Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.

   (t) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (u) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (v) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (w) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (x) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (y) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (z) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (aa) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

   (bb) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (cc) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (dd) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28,
2010.

   (ee) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (ff) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (gg) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (hh) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (iii) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (jjj) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December
   22, 2010.

   (kkk) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December
22, 2010.

   (lll) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (mmm) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

   (nnn) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5)(a) Application (CPAA 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

   (b) Application for Fee-based version (CPAAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of December 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on
     April 7, 2010.

     (i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

     (i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (v) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (viii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (x) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

     (xi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (xii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013..

     (xiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

     (xiv) Universal Institutional Funds, Inc. incorporated herein by reference to Post-Effective No. 9 (File No. 333-138190) filed on April 7, 2009.

     (xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (xvi) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (xvii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
   2008.

     (ix) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (x) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7,
   2009.

   (c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-138190) filed on July 2, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-138190) filed on August 9, 2013.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Charles A. Brawley, III**     Vice President and Secretary
Ellen Cooper**                Executive Vice President, Chief Investment Officer and Director
Chuck C. Cornelio***          Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer
Randal J. Freitag**           Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**             President and Director
Mark E. Konen**               Executive Vice President and Director
Keith J. Ryan*                Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
   46802

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 292,988 contract owners under Account N.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -------------------------------------------------------------
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Elizabeth M. O'Brien*       Director
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103


     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus AssuranceSM (A Share/Class)
      By:   /s/ Kimberly A. Genovese
            ------------------------------------
            Kimberly A.Genovese
            Assistant Vice President, The Lincoln National Life Insurance
            Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.

Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Executive Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By: /s/ Kimberly A.Genovese     Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A.Genovese